UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Shareholder Reports.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2021
State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Semi-Annual Report
June 30, 2021 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street S&P 500 Index V.I.S. Fund
Fund Information — June 30, 2021 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.
State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund
Fund Information, continued — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $200,481 (in thousands) as of June 30, 2021 (a)(b)
Top Ten Largest Holdings
as of June 30, 2021 (as a % of Fair Value) (a)(b)
Apple Inc.	5.87%
Microsoft Corp.	5.58%
Amazon.com Inc.	4.03%
Facebook Inc., Class A	2.27%
Alphabet Inc., Class A	2.01%
Alphabet Inc., Class C	1.95%
Berkshire Hathaway Inc., Class B	1.44%
Tesla Inc.	1.43%
NVIDIA Corp.	1.36%
JPMorgan Chase & Co.	1.28%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Liquid Reserves Fund — Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,150.90	$1,023.30
Expenses Paid During Period*	$ 1.65	$ 1.56
*	Expenses are equal to the Fund's annualized expense ratio of 0.31%** (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.0% †
Advertising - 0.1%
Omnicom Group Inc.	1,023	$ 81,830
The Interpublic Group of Companies Inc.	2,061	66,962
		148,792
Aerospace & Defense - 1.6%
General Dynamics Corp.	1,286	242,102
Howmet Aerospace Inc. (a)	2,272	78,316
Huntington Ingalls Industries Inc.	200	42,150
L3Harris Technologies Inc.	1,168	252,463
Lockheed Martin Corp.	1,352	511,529
Northrop Grumman Corp.	795	288,927
Raytheon Technologies Corp.	8,377	714,642
Teledyne Technologies Inc. (a)	252	105,545
Textron Inc.	1,311	90,158
The Boeing Co. (a)	3,033	726,586
TransDigm Group Inc. (a)	301	194,834
		3,247,252
Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,670	589,026
Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	3,171	192,163
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	787	73,718
Expeditors International of Washington Inc.	832	105,331
FedEx Corp.	1,308	390,216
United Parcel Service Inc., Class B	3,969	825,433
		1,394,698
Airlines - 0.3%
Alaska Air Group Inc. (a)	700	42,217
American Airlines Group Inc. (a)	3,511	74,468
Delta Air Lines Inc. (a)	3,506	151,670
Southwest Airlines Co. (a)	3,202	169,994
United Airlines Holdings Inc. (a)	1,450	75,821
		514,170
Alternative Carriers - 0.0% *
Lumen Technologies Inc.	5,933	80,629
	Number of Shares	Fair Value
Apparel Retail - 0.4%
L Brands Inc. (a)	1,225	$ 88,273
Ross Stores Inc.	2,026	251,224
The Gap Inc.	1,215	40,885
The TJX Companies Inc.	6,449	434,792
		815,174
Apparel, Accessories & Luxury Goods - 0.2%
Hanesbrands Inc.	1,711	31,944
PVH Corp. (a)	407	43,789
Ralph Lauren Corp.	270	31,809
Tapestry Inc. (a)	1,589	69,090
Under Armour Inc., Class A (a)	500	10,575
Under Armour Inc., Class C (a)	1,012	18,793
VF Corp.	1,741	142,831
		348,831
Application Software - 2.4%
Adobe Inc. (a)(b)	2,615	1,531,449
ANSYS Inc. (a)	471	163,465
Autodesk Inc. (a)	1,173	342,399
Cadence Design Systems Inc. (a)	1,543	211,113
Citrix Systems Inc.	707	82,910
Intuit Inc.	1,474	722,511
Paycom Software Inc. (a)	250	90,867
PTC Inc. (a)	600	84,756
salesforce.com Inc. (a)	5,081	1,241,136
Synopsys Inc. (a)	843	232,491
Tyler Technologies Inc. (a)	200	90,474
		4,793,571
Asset Management & Custody Banks - 0.9%
Ameriprise Financial Inc.	676	168,243
BlackRock Inc.	782	684,227
Franklin Resources Inc.	1,491	47,697
Invesco Ltd.	2,050	54,796
Northern Trust Corp.	1,192	137,819
State Street Corp. (c)	1,906	156,826
T Rowe Price Group Inc.	1,203	238,158
The Bank of New York Mellon Corp.	4,519	231,508
		1,719,274
Auto Parts & Equipment - 0.2%
Aptiv PLC (a)	1,487	233,950

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
BorgWarner Inc.	1,447	$ 70,237
		304,187
Automobile Manufacturers - 1.8%
Ford Motor Co. (a)	22,137	328,956
General Motors Co. (a)	6,931	410,107
Tesla Inc. (a)	4,204	2,857,459
		3,596,522
Automotive Retail - 0.3%
Advance Auto Parts Inc.	401	82,261
AutoZone Inc. (a)	112	167,129
CarMax Inc. (a)	834	107,711
O'Reilly Automotive Inc. (a)	374	211,762
		568,863
Biotechnology - 1.8%
AbbVie Inc. (b)	9,755	1,098,803
Alexion Pharmaceuticals Inc. (a)	1,204	221,187
Amgen Inc.	3,111	758,306
Biogen Inc. (a)	800	277,016
Gilead Sciences Inc.	6,808	468,799
Incyte Corp. (a)	1,122	94,394
Regeneron Pharmaceuticals Inc. (a)	561	313,341
Vertex Pharmaceuticals Inc. (a)	1,392	280,669
		3,512,515
Brewers - 0.0% *
Molson Coors Beverage Co., Class B (a)	1,078	57,878
Broadcasting - 0.2%
Discovery Inc., Class A (a)	806	24,728
Discovery Inc., Class C (a)	1,640	47,527
Fox Corp., Class A	1,530	56,809
Fox Corp., Class B	740	26,048
ViacomCBS Inc., Class B	3,236	146,267
		301,379
Building Products - 0.5%
Allegion PLC	533	74,247
AO Smith Corp.	798	57,504
Carrier Global Corp.	4,670	226,962
Fortune Brands Home & Security Inc.	799	79,588
	Number of Shares	Fair Value
Johnson Controls International PLC	3,783	$ 259,627
Masco Corp.	1,282	75,523
Trane Technologies PLC	1,257	231,464
		1,004,915
Cable & Satellite - 1.0%
Charter Communications Inc., Class A (a)	741	534,594
Comcast Corp., Class A	24,947	1,422,478
DISH Network Corp., Class A (a)	1,581	66,086
		2,023,158
Casinos & Gaming - 0.2%
Caesars Entertainment Inc. (a)	1,071	111,116
Las Vegas Sands Corp. (a)	1,739	91,628
MGM Resorts International	1,997	85,172
Penn National Gaming Inc. (a)	755	57,750
Wynn Resorts Ltd. (a)	481	58,826
		404,492
Commodity Chemicals - 0.2%
Dow Inc.	4,148	262,485
LyondellBasell Industries N.V., Class A	1,338	137,640
		400,125
Communications Equipment - 0.8%
Arista Networks Inc. (a)	282	102,172
Cisco Systems Inc.	23,019	1,220,007
F5 Networks Inc. (a)	353	65,891
Juniper Networks Inc.	1,889	51,664
Motorola Solutions Inc.	925	200,586
		1,640,320
Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,317	151,429
Construction & Engineering - 0.0% *
Quanta Services Inc.	784	71,007
Construction Machinery & Heavy Trucks - 0.6%
Caterpillar Inc.	2,987	650,061
Cummins Inc.	815	198,705
PACCAR Inc.	1,990	177,607
Westinghouse Air Brake Technologies Corp.	1,025	84,358
		1,110,731

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Construction Materials - 0.1%
Martin Marietta Materials Inc.	327	$ 115,042
Vulcan Materials Co.	695	120,978
		236,020
Consumer Electronics - 0.1%
Garmin Ltd.	800	115,712
Consumer Finance - 0.7%
American Express Co.	3,619	597,968
Capital One Financial Corp.	2,496	386,106
Discover Financial Services	1,677	198,372
Synchrony Financial	2,866	139,058
		1,321,504
Copper - 0.1%
Freeport-McMoRan Inc.	8,021	297,659
Data Processing & Outsourced Services - 3.9%
Automatic Data Processing Inc.	2,326	461,990
Broadridge Financial Solutions Inc.	662	106,933
Fidelity National Information Services Inc.	3,434	486,495
Fiserv Inc. (a)	3,225	344,720
FleetCor Technologies Inc. (a)	439	112,410
Global Payments Inc.	1,596	299,314
Jack Henry & Associates Inc.	437	71,454
Mastercard Inc., Class A	4,818	1,759,004
Paychex Inc.	1,829	196,252
PayPal Holdings Inc. (a)	6,399	1,865,180
The Western Union Co.	2,524	57,976
Visa Inc., Class A	9,279	2,169,616
		7,931,344
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	994	74,490
Constellation Brands Inc., Class A	951	222,430
		296,920
Distributors - 0.1%
Genuine Parts Co.	797	100,796
LKQ Corp. (a)	1,180	58,080
Pool Corp.	200	91,732
		250,608
	Number of Shares	Fair Value
Diversified Banks - 3.2%
Bank of America Corp.	41,522	$ 1,711,952
Citigroup Inc.	11,196	792,117
JPMorgan Chase & Co.	16,539	2,572,476
U.S. Bancorp	7,476	425,908
Wells Fargo & Co.	22,508	1,019,387
		6,521,840
Diversified Chemicals - 0.0% *
Eastman Chemical Co.	817	95,385
Diversified Support Services - 0.2%
Cintas Corp.	508	194,056
Copart Inc. (a)	1,178	155,296
		349,352
Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	4,099	215,648
Electric Utilities - 1.5%
Alliant Energy Corp.	1,400	78,064
American Electric Power Company Inc.	2,666	225,517
Duke Energy Corp.	4,215	416,105
Edison International	2,230	128,939
Entergy Corp.	1,147	114,356
Evergy Inc.	1,388	83,877
Eversource Energy	1,971	158,153
Exelon Corp.	5,234	231,919
FirstEnergy Corp.	3,108	115,649
NextEra Energy Inc.	10,839	794,282
NRG Energy Inc.	1,518	61,175
Pinnacle West Capital Corp.	700	57,379
PPL Corp.	3,931	109,950
The Southern Co.	5,652	342,002
Xcel Energy Inc.	2,897	190,854
		3,108,221
Electrical Components & Equipment - 0.6%
AMETEK Inc.	1,249	166,741
Eaton Corporation PLC	2,225	329,700
Emerson Electric Co.	3,266	314,320
Generac Holdings Inc. (a)	324	134,509
Rockwell Automation Inc.	635	181,623
		1,126,893
Electronic Components - 0.2%
Amphenol Corp., Class A	3,304	226,027

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Corning Inc.	4,347	$ 177,792
		403,819
Electronic Equipment & Instruments - 0.2%
Keysight Technologies Inc. (a)	1,000	154,410
Trimble Inc. (a)	1,400	114,562
Zebra Technologies Corp., Class A (a)	300	158,847
		427,819
Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	179	37,728
TE Connectivity Ltd.	1,854	250,679
		288,407
Environmental & Facilities Services - 0.2%
Republic Services Inc.	1,215	133,662
Rollins Inc.	1,200	41,040
Waste Management Inc.	2,203	308,662
		483,364
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings Inc.	1,250	64,312
Corteva Inc.	4,217	187,024
FMC Corp.	758	82,016
The Mosaic Co.	2,054	65,543
		398,895
Financial Exchanges & Data - 1.1%
Cboe Global Markets Inc.	663	78,930
CME Group Inc.	2,015	428,550
Intercontinental Exchange Inc.	3,001	356,219
MarketAxess Holdings Inc.	228	105,698
Moody's Corp.	903	327,220
MSCI Inc.	433	230,824
Nasdaq Inc.	576	101,261
S&P Global Inc.	1,311	538,100
		2,166,802
Food Distributors - 0.1%
Sysco Corp.	2,842	220,965
Food Retail - 0.1%
The Kroger Co.	4,256	163,047
Footwear - 0.5%
NIKE Inc., Class B	6,914	1,068,144
	Number of Shares	Fair Value
Gas Utilities - 0.0% *
Atmos Energy Corp.	700	$ 67,277
General Merchandise Stores - 0.5%
Dollar General Corp.	1,250	270,487
Dollar Tree Inc. (a)	1,351	134,425
Target Corp.	2,740	662,368
		1,067,280
Gold - 0.1%
Newmont Corp.	4,507	285,654
Health Care REITs - 0.2%
Healthpeak Properties Inc.	2,669	88,851
Ventas Inc.	2,129	121,566
Welltower Inc.	2,320	192,792
		403,209
Healthcare Distributors - 0.2%
AmerisourceBergen Corp.	813	93,080
Cardinal Health Inc.	1,681	95,968
Henry Schein Inc. (a)	863	64,026
McKesson Corp.	816	156,052
		409,126
Healthcare Equipment - 3.3%
Abbott Laboratories (b)	9,830	1,139,592
ABIOMED Inc. (a)	272	84,894
Baxter International Inc.	2,723	219,202
Becton Dickinson & Co.	1,627	395,670
Boston Scientific Corp. (a)	7,745	331,176
Danaher Corp.	3,504	940,334
DexCom Inc. (a)	512	218,624
Edwards Lifesciences Corp. (a)	3,464	358,767
Hologic Inc. (a)	1,500	100,080
IDEXX Laboratories Inc. (a)	452	285,461
Intuitive Surgical Inc. (a)	638	586,730
Medtronic PLC	7,462	926,258
ResMed Inc.	795	195,983
STERIS PLC	500	103,150
Stryker Corp.	1,837	477,124
Teleflex Inc.	260	104,465
Zimmer Biomet Holdings Inc.	1,187	190,893
		6,658,403
Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,427	295,018

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Universal Health Services Inc., Class B	483	$ 70,726
		365,744
Healthcare Services - 0.7%
Cigna Corp.	1,841	436,446
CVS Health Corp.	7,208	601,435
DaVita Inc. (a)	358	43,114
Laboratory Corporation of America Holdings (a)	529	145,925
Quest Diagnostics Inc.	800	105,576
		1,332,496
Healthcare Supplies - 0.3%
Align Technology Inc. (a)	394	240,734
DENTSPLY SIRONA Inc.	1,277	80,783
The Cooper Companies Inc.	257	101,841
West Pharmaceutical Services Inc.	350	125,685
		549,043
Healthcare Technology - 0.1%
Cerner Corp.	1,756	137,249
Home Building - 0.2%
D.R. Horton Inc.	1,899	171,613
Lennar Corp., Class A	1,444	143,461
NVR Inc. (a)	20	99,466
PulteGroup Inc.	1,535	83,765
		498,305
Home Furnishings - 0.1%
Leggett & Platt Inc.	775	40,153
Mohawk Industries Inc. (a)	331	63,615
		103,768
Home Improvement Retail - 1.3%
Lowe's Companies Inc.	3,825	741,935
The Home Depot Inc.	5,800	1,849,562
		2,591,497
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc. (a)	3,617	61,815
Hotels, Resorts & Cruise Lines - 0.6%
Booking Holdings Inc. (a)	223	487,944
Carnival Corp. (a)	4,167	109,842
Expedia Group Inc. (a)	764	125,074
	Number of Shares	Fair Value
Hilton Worldwide Holdings Inc. (a)	1,515	$ 182,739
Marriott International Inc., Class A (a)	1,497	204,371
Norwegian Cruise Line Holdings Ltd. (a)	1,500	44,115
Royal Caribbean Cruises Ltd. (a)	1,063	90,653
		1,244,738
Household Appliances - 0.0% *
Whirlpool Corp.	359	78,269
Household Products - 1.3%
Church & Dwight Company Inc.	1,423	121,268
Colgate-Palmolive Co.	4,626	376,325
Kimberly-Clark Corp.	1,887	252,443
The Clorox Co.	684	123,059
The Procter & Gamble Co.	13,355	1,801,990
		2,675,085
Housewares & Specialties - 0.0% *
Newell Brands Inc.	2,334	64,115
Human Resource & Employment Services - 0.0% *
Robert Half International Inc.	575	51,158
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	2,383	942,882
Walmart Inc.	7,460	1,052,009
		1,994,891
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	3,956	103,133
Industrial Conglomerates - 1.2%
3M Co.	3,190	633,630
General Electric Co.	48,354	650,845
Honeywell International Inc.	3,779	828,923
Roper Technologies Inc.	601	282,590
		2,395,988
Industrial Gases - 0.6%
Air Products & Chemicals Inc.	1,232	354,422
Linde PLC	2,840	821,044
		1,175,466
Industrial Machinery - 0.8%
Dover Corp.	806	121,384

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Fortive Corp.	1,849	$ 128,949
IDEX Corp.	455	100,123
Illinois Tool Works Inc.	1,607	359,261
Ingersoll Rand Inc. (a)	2,211	107,919
Otis Worldwide Corp.	2,285	186,844
Parker-Hannifin Corp.	738	226,647
Pentair PLC	953	64,318
Snap-on Inc.	282	63,007
Stanley Black & Decker Inc.	929	190,436
Xylem Inc.	895	107,364
		1,656,252
Industrial REITs - 0.3%
Duke Realty Corp.	1,853	87,740
Prologis Inc.	4,012	479,554
		567,294
Insurance Brokers - 0.5%
Aon PLC, Class A	989	236,134
Arthur J Gallagher & Co.	1,027	143,862
Marsh & McLennan Companies Inc.	2,696	379,273
Willis Towers Watson PLC	1,054	242,441
		1,001,710
Integrated Oil & Gas - 1.4%
Chevron Corp.	10,685	1,119,147
Exxon Mobil Corp.	23,107	1,457,590
Occidental Petroleum Corp.	4,649	145,374
		2,722,111
Integrated Telecommunication Services - 1.2%
AT&T Inc.	38,854	1,118,218
Verizon Communications Inc.	22,569	1,264,541
		2,382,759
Interactive Home Entertainment - 0.4%
Activision Blizzard Inc. (b)	4,228	403,520
Electronic Arts Inc.	1,598	229,840
Take-Two Interactive Software Inc. (a)	691	122,321
		755,681
Interactive Media & Services - 6.4%
Alphabet Inc., Class C (a)	1,558	3,904,847
Alphabet Inc., Class A (a)	1,649	4,026,512
Facebook Inc., Class A (a)	13,113	4,559,521
	Number of Shares	Fair Value
Twitter Inc. (a)	4,551	$ 313,154
		12,804,034
Internet & Direct Marketing Retail - 4.2%
Amazon.com Inc. (a)	2,349	8,080,936
eBay Inc.	3,486	244,752
Etsy Inc. (a)	700	144,088
		8,469,776
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	794	92,580
VeriSign Inc. (a)	543	123,636
		216,216
Investment Banking & Brokerage - 1.1%
Morgan Stanley	8,186	750,574
Raymond James Financial Inc.	680	88,332
The Charles Schwab Corp.	8,370	609,420
The Goldman Sachs Group Inc.	1,852	702,890
		2,151,216
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A (b)	3,469	1,022,627
Cognizant Technology Solutions Corp., Class A	2,986	206,810
DXC Technology Co. (a)	1,457	56,736
Gartner Inc. (a)	437	105,841
International Business Machines Corp.	4,956	726,500
		2,118,514
Leisure Products - 0.0% *
Hasbro Inc.	796	75,238
Life & Health Insurance - 0.4%
Aflac Inc.	3,566	191,352
Globe Life Inc.	457	43,529
Lincoln National Corp.	863	54,231
MetLife Inc.	4,087	244,607
Principal Financial Group Inc.	1,311	82,842
Prudential Financial Inc.	2,205	225,946
Unum Group	1,164	33,058
		875,565
Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc.	1,722	254,529

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Bio-Rad Laboratories Inc., Class A (a)	100	$ 64,429
Charles River Laboratories International Inc. (a)	300	110,976
Illumina Inc. (a)	803	379,987
IQVIA Holdings Inc. (a)	1,003	243,047
Mettler-Toledo International Inc. (a)	120	166,241
PerkinElmer Inc.	641	98,977
Thermo Fisher Scientific Inc.	2,136	1,077,548
Waters Corp. (a)	315	108,867
		2,504,601
Managed Healthcare - 1.6%
Anthem Inc.	1,343	512,757
Centene Corp. (a)	3,195	233,011
Humana Inc.	704	311,675
UnitedHealth Group Inc.	5,152	2,063,067
		3,120,510
Metal & Glass Containers - 0.1%
Ball Corp.	1,882	152,480
Movies & Entertainment - 1.5%
Live Nation Entertainment Inc. (a)	800	70,072
Netflix Inc. (a)	2,414	1,275,099
The Walt Disney Co. (a)	10,004	1,758,403
		3,103,574
Multi-Line Insurance - 0.2%
American International Group Inc.	4,776	227,338
Assurant Inc.	339	52,945
The Hartford Financial Services Group Inc.	1,931	119,664
		399,947
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	10,361	2,879,529
Multi-Utilities - 0.8%
Ameren Corp.	1,442	115,418
CenterPoint Energy Inc.	2,964	72,677
CMS Energy Corp.	1,749	103,331
Consolidated Edison Inc.	1,879	134,762
Dominion Energy Inc.	4,307	316,866
DTE Energy Co.	1,080	139,968
NiSource Inc.	2,515	61,617
	Number of Shares	Fair Value
Public Service Enterprise Group Inc.	2,905	$ 173,545
Sempra Energy	1,700	225,216
WEC Energy Group Inc.	1,835	163,223
		1,506,623
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	700	127,358
Boston Properties Inc.	798	91,443
Vornado Realty Trust	811	37,849
		256,650
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,481	79,610
Halliburton Co.	4,615	106,699
NOV Inc. (a)	2,046	31,345
Schlumberger N.V.	7,704	246,605
		464,259
Oil & Gas Exploration & Production - 0.7%
APA Corp.	2,348	50,787
Cabot Oil & Gas Corp.	2,380	41,555
ConocoPhillips	7,458	454,192
Devon Energy Corp.	2,912	85,001
Diamondback Energy Inc.	905	84,971
EOG Resources Inc.	3,304	275,686
Hess Corp.	1,531	133,687
Marathon Oil Corp.	4,302	58,593
Pioneer Natural Resources Co.	1,209	196,487
		1,380,959
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	3,727	225,185
Phillips 66	2,502	214,722
Valero Energy Corp.	2,188	170,839
		610,746
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan Inc.	11,109	202,517
ONEOK Inc.	2,408	133,981
The Williams Companies Inc.	6,951	184,549
		521,047
Packaged Foods & Meats - 0.8%
Campbell Soup Co.	1,076	49,055
Conagra Brands Inc.	2,363	85,966
General Mills Inc.	3,499	213,194

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Hormel Foods Corp.	1,608	$ 76,782
Kellogg Co.	1,286	82,728
Lamb Weston Holdings Inc.	868	70,013
McCormick & Company Inc.	1,310	115,699
Mondelez International Inc., Class A	7,736	483,036
The Hershey Co.	789	137,428
The JM Smucker Co.	653	84,609
The Kraft Heinz Co.	3,328	135,716
Tyson Foods Inc., Class A	1,466	108,132
		1,642,358
Paper Packaging - 0.3%
Amcor PLC	8,803	100,882
Avery Dennison Corp.	492	103,438
International Paper Co.	2,215	135,802
Packaging Corporation of America	498	67,439
Sealed Air Corp.	931	55,162
Westrock Co.	1,358	72,273
		534,996
Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,206	383,604
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	12,106	808,923
Catalent Inc. (a)	1,000	108,120
Eli Lilly & Co.	4,374	1,003,920
Johnson & Johnson	14,386	2,369,950
Merck & Company Inc.	13,761	1,070,193
Organon & Co. (a)	1,403	42,455
Perrigo Company PLC	807	37,001
Pfizer Inc.	30,855	1,208,282
Viatris Inc.	7,112	101,630
Zoetis Inc.	2,589	482,486
		7,232,960
Property & Casualty Insurance - 0.7%
Chubb Ltd.	2,456	390,357
Cincinnati Financial Corp.	723	84,316
Loews Corp.	1,324	72,357
The Allstate Corp.	1,612	210,269
The Progressive Corp.	3,177	312,013
The Travelers Companies Inc.	1,324	198,216
WR Berkley Corp.	878	65,350
		1,332,878
	Number of Shares	Fair Value
Publishing - 0.0% *
News Corp., Class A	2,096	$ 54,014
Railroads - 0.8%
CSX Corp.	12,456	399,589
Kansas City Southern	528	149,619
Norfolk Southern Corp.	1,336	354,588
Union Pacific Corp.	3,637	799,885
		1,703,681
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	1,921	164,687
Regional Banks - 1.0%
Citizens Financial Group Inc.	2,500	114,675
Comerica Inc.	848	60,496
Fifth Third Bancorp	3,893	148,830
First Republic Bank	936	175,191
Huntington Bancshares Inc.	8,076	115,245
KeyCorp	5,765	119,047
M&T Bank Corp.	690	100,264
People's United Financial Inc.	2,459	42,147
Regions Financial Corp.	5,743	115,894
SVB Financial Group (a)	300	166,929
The PNC Financial Services Group Inc.	2,311	440,846
Truist Financial Corp.	7,568	420,024
Zions Bancorp NA	1,000	52,860
		2,072,448
Reinsurance - 0.0% *
Everest Re Group Ltd.	200	50,402
Research & Consulting Services - 0.4%
Equifax Inc.	644	154,244
IHS Markit Ltd.	2,131	240,079
Jacobs Engineering Group Inc.	664	88,591
Leidos Holdings Inc.	800	80,880
Nielsen Holdings PLC	2,328	57,432
Verisk Analytics Inc.	895	156,374
		777,600
Residential REITs - 0.3%
AvalonBay Communities Inc.	800	166,952
Equity Residential	1,930	148,610
Essex Property Trust Inc.	337	101,104
Mid-America Apartment Communities Inc.	600	101,052

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
UDR Inc.	1,639	$ 80,278
		597,996
Restaurants - 1.1%
Chipotle Mexican Grill Inc. (a)	160	248,054
Darden Restaurants Inc.	782	114,164
Domino's Pizza Inc.	200	93,298
McDonald's Corp.	4,097	946,366
Starbucks Corp.	6,500	726,765
Yum! Brands Inc.	1,550	178,297
		2,306,944
Retail REITs - 0.3%
Federal Realty Investment Trust	394	46,165
Kimco Realty Corp.	2,477	51,645
Realty Income Corp.	2,000	133,480
Regency Centers Corp.	999	64,006
Simon Property Group Inc.	1,862	242,954
		538,250
Semiconductor Equipment - 0.9%
Applied Materials Inc.	4,970	707,728
Enphase Energy Inc. (a)	700	128,541
KLA Corp.	785	254,505
Lam Research Corp.	785	510,799
Teradyne Inc.	836	111,991
		1,713,564
Semiconductors - 4.8%
Advanced Micro Devices Inc. (a)	5,383	505,625
Analog Devices Inc.	1,529	263,232
Broadcom Inc.	2,219	1,058,108
Intel Corp.	22,259	1,249,620
Maxim Integrated Products Inc.	2,425	255,498
Microchip Technology Inc.	1,451	217,273
Micron Technology Inc. (a)	6,156	523,137
Monolithic Power Systems Inc.	200	74,690
NVIDIA Corp.	3,401	2,721,140
NXP Semiconductors N.V.	1,515	311,666
Qorvo Inc. (a)	600	117,390
QUALCOMM Inc.	6,115	874,017
Skyworks Solutions Inc.	904	173,342
Texas Instruments Inc.	5,069	974,769
Xilinx Inc.	2,205	318,931
		9,638,438
	Number of Shares	Fair Value
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	2,033	$ 185,714
PepsiCo Inc.	7,651	1,133,649
The Coca-Cola Co.	21,106	1,142,046
		2,461,409
Specialized REITs - 1.2%
American Tower Corp.	2,424	654,819
Crown Castle International Corp.	2,352	458,875
Digital Realty Trust Inc.	1,555	233,965
Equinix Inc.	496	398,090
Extra Space Storage Inc.	664	108,777
Iron Mountain Inc.	1,483	62,761
Public Storage	802	241,153
SBA Communications Corp.	609	194,088
Weyerhaeuser Co.	3,967	136,544
		2,489,072
Specialty Chemicals - 0.7%
Albemarle Corp.	610	102,761
Celanese Corp.	626	94,902
DuPont de Nemours Inc.	2,938	227,430
Ecolab Inc.	1,347	277,441
International Flavors & Fragrances Inc.	1,299	194,071
PPG Industries Inc.	1,278	216,966
The Sherwin-Williams Co.	1,323	360,451
		1,474,022
Specialty Stores - 0.1%
Tractor Supply Co.	637	118,520
Ulta Beauty Inc. (a)	292	100,965
		219,485
Steel - 0.1%
Nucor Corp.	1,591	152,625
Systems Software - 6.4%
Fortinet Inc. (a)	700	166,733
Microsoft Corp.	41,273	11,180,855
NortonLifeLock Inc.	3,572	97,230
Oracle Corp.	9,838	765,790
ServiceNow Inc. (a)	1,078	592,415
		12,803,023
Technology Distributors - 0.1%
CDW Corp.	805	140,593

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc.	85,965	$ 11,773,766
Hewlett Packard Enterprise Co.	6,633	96,709
HP Inc.	6,753	203,873
NetApp Inc.	1,158	94,748
Seagate Technology Holdings PLC	1,002	88,106
Western Digital Corp. (a)	1,815	129,174
		12,386,376
Tobacco - 0.7%
Altria Group Inc.	10,205	486,575
Philip Morris International Inc.	8,456	838,074
		1,324,649
Trading Companies & Distributors - 0.2%
Fastenal Co.	3,100	161,200
United Rentals Inc. (a)	391	124,733
WW Grainger Inc.	242	105,996
		391,929
Trucking - 0.1%
JB Hunt Transport Services Inc.	520	84,734
	Number of Shares	Fair Value
Old Dominion Freight Line Inc.	551	$ 139,844
		224,578
Water Utilities - 0.1%
American Water Works Company Inc.	1,038	159,987
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	3,142	455,056
Total Common Stock (Cost $54,586,636)		198,918,093
Short-Term Investments - 0.8%
State Street Institutional Liquid Reserves Fund - Premier Class 0.05% (d)(e) (Cost $1,562,792)	1,562,378	1,562,847
Total Investments (Cost $56,149,428)		200,480,940
Other Assets and Liabilities, net - 0.2%		389,169
NET ASSETS - 100.0%		$ 200,870,109

Other Information:
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	September 2021	8	$ 1,693,533	$ 1,715,422	$ 21,889
During the period ended June 30, 2021, average notional values related to long futures contracts was $1,752,739.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 198,918,093	$ —	$ —	$ 198,918,093
Short-Term Investments	1,562,847	—	—	1,562,847
Total Investments in Securities	$ 200,480,940	$ —	$ —	$ 200,480,940
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 21,889	$ —	$ —	$ 21,889
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	1,906	$ 138,719	$ —	$ —	$ —	$18,107	1,906	$ 156,826	$1,982
State Street Institutional Liquid Reserves Fund, Premier Class	1,280,065	1,280,321	11,615,943	11,332,479	(993)	55	1,562,378	1,562,847	510
TOTAL		$1,419,040	$11,615,943	$11,332,479	$(993)	$18,162		$1,719,673	$2,492
See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						4/15/85
Net asset value, beginning of period	$ 49.96	$ 46.61	$ 38.13	$ 44.09	$ 38.22	$ 36.16
Income/(loss) from investment operations:
Net investment income	0.30 (b)	0.72 (b)	0.75 (b)	0.74 (b)	0.71 (b)	0.72
Net realized and unrealized gains/(losses) on investments	7.24	7.61	11.09	(2.86)	7.52	3.49
Total income/(loss) from investment operations	7.54	8.33	11.84	(2.12)	8.23	4.21
Less distributions from:
Net investment income	—	0.88	0.62	0.80	0.79	0.73
Net realized gains	—	4.10	2.74	3.04	1.57	1.42
Total distributions	—	4.98	3.36	3.84	2.36	2.15
Net asset value, end of period	$ 57.50	$ 49.96	$ 46.61	$ 38.13	$ 44.09	$ 38.22
Total Return(c)	15.09%	17.92%	31.05%	(4.73)%	21.50%	11.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$200,870	$184,164	$186,771	$160,902	$194,117	$180,761
Ratios to average net assets:
Net expenses	0.31% (d)	0.31%	0.34%	0.33%	0.32%	0.34% (e)
Gross expenses	0.31% (d)	0.31%	0.34%	0.33%	0.32%	0.37%
Net investment income	1.15% (d)	1.54%	1.67%	1.62%	1.69%	1.86%
Portfolio turnover rate	1%	3%	2%	2%	2%	2%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund's investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	15

State Street S&P 500 Index V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Assets
Investments in securities, at fair value (cost $54,488,876)	$ 198,761,267
Investments in affiliated securities, at fair value (cost $1,660,552)	1,719,673
Cash	1,003
Net cash collateral on deposit with broker for future contracts	77,533
Income receivables	114,625
Receivable for fund shares sold	281,219
Income receivable from affiliated investments	1,046
Receivable for accumulated variation margin on futures contracts	21,908
Total assets	200,978,274
Liabilities
Payable for fund shares redeemed	8,348
Payable to the Adviser	40,813
Payable for custody, fund accounting and sub-administration fees	11,257
Accrued other expenses	47,747
Total liabilities	108,165

Net Assets	$ 200,870,109
Net Assets Consist of:
Capital paid in	$ 46,940,033
Total distributable earnings (loss)	153,930,076
Net Assets	$ 200,870,109
Shares outstanding ($0.01 par value; unlimited shares authorized)	3,493,573
Net asset value per share	$ 57.50
The accompanying Notes are an integral part of these financial statements.
16	Statement of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund
Statement of Operations — For the period ended June 30, 2021 (Unaudited)
Investment Income
Income
Dividend	$ 1,394,408
Income from affiliated investments	2,492
Less: Foreign taxes withheld	(128)
Total income	1,396,772
Expenses
Advisory and administration fees	238,988
Directors' fees	10,096
Custody, fund accounting and sub-administration fees	20,202
Professional fees	14,876
Printing and shareholder reports	9,309
Other expenses	7,168
Total expenses	300,639
Net investment income	$ 1,096,133
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 6,742,800
Affiliated investments	(993)
Futures	291,582
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	19,008,777
Affiliated investments	18,162
Futures	(25,493)
Net realized and unrealized gain (loss) on investments	26,034,835
Net Increase in Net Assets Resulting from Operations	$ 27,130,968
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	17

State Street S&P 500 Index V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 1,096,133	$ 2,627,581
Net realized gain (loss) on investments and futures	7,033,389	18,145,054
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	19,001,446	6,136,361
Net increase (decrease) from operations	27,130,968	26,908,996
Distributions to shareholders:
Total distributions	—	(16,701,378)
Increase (decrease) in assets from operations and distributions	27,130,968	10,207,618
Share transactions:
Proceeds from sale of shares	2,872,998	3,703,237
Value of distributions reinvested	—	16,701,377
Cost of shares redeemed	(13,297,922)	(33,218,777)
Net increase (decrease) from share transactions	(10,424,924)	(12,814,163)
Total increase (decrease) in net assets	16,706,044	(2,606,545)
Net Assets
Beginning of period	184,164,065	186,770,610
End of period	$ 200,870,109	$ 184,164,065
Changes in Fund Shares
Shares sold	53,797	82,249
Issued for distributions reinvested	—	336,247
Shares redeemed	(246,629)	(739,201)
Net decrease in fund shares	(192,832)	(320,705)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
18	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements — June 30, 2021 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
20	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 21,908	$ —	$ 21,908

Realized Gain/Loss
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 291,582	$ —	$ 291,582

Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (25,493)	$ —	$ (25,493)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 1,399,202	$ 10,366,118
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
22	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 62,205,322	$ 140,071,678	$ 1,774,171	$ 138,297,507
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2021.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
24	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Other Information — June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	25

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street S&P 500 Index V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Directors considered, among other things, the following:
___________________________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
26	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Information	27

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
28	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods and was above the median of its Performance Universe for the 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period, was below its Lipper Index for the 3-year period, and was equal to its Lipper Index for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including the relatively narrow range of returns of funds in the Performance Group and Universe.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were
Other Information	29

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
30	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Jeanne M. La Porta
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISSP500SAR

Semi-Annual Report
June 30, 2021
State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Semi-Annual Report
June 30, 2021 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Small-Cap Equity V.I.S. Fund
Fund Information — June 30, 2021 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.
State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund
Fund Information, continued — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $37,831 (in thousands) as of June 30, 2021 (a)(b)
Top Ten Largest Holdings
as of June 30, 2021 (as a % of Fair Value) (a)(b)
Altra Industrial Motion Corp.	1.31%
Ingevity Corp.	1.29%
Darling Ingredients Inc.	1.26%
Sanderson Farms Inc.	1.19%
The Brink's Co.	1.18%
MGP Ingredients Inc.	1.14%
John Wiley & Sons Inc., Class A	1.07%
Dycom Industries Inc.	1.00%
The Timken Co.	0.99%
Polaris Inc.	0.99%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,162.30	$1,018.80
Expenses Paid During Period*	$ 6.49	$ 6.06
*	Expenses are equal to the Fund's annualized expense ratio of 1.21% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.4% †
Agricultural & Farm Machinery - 0.6%
AGCO Corp. (a)	1,634	$ 213,041
Agricultural Products - 1.2%
Darling Ingredients Inc. (b)	7,050	475,875
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings Inc. (b)	219	14,916
Echo Global Logistics Inc. (b)	911	28,004
Forward Air Corp.	403	36,169
Hub Group Inc., Class A (b)	402	26,524
		105,613
Airlines - 0.1%
Allegiant Travel Co. (a)(b)	224	43,456
Aluminum - 0.2%
Alcoa Corp. (b)	2,117	77,990
Apparel Retail - 0.6%
American Eagle Outfitters Inc.	2,340	87,820
The Buckle Inc.	2,545	126,614
		214,434
Application Software - 5.3%
ACI Worldwide Inc. (a)(b)	4,534	168,393
Altair Engineering Inc., Class A (a)(b)	1,699	117,180
Blackbaud Inc. (b)	3,679	281,701
Blackline Inc. (b)	1,569	174,583
Box Inc., Class A (b)	988	25,243
Cornerstone OnDemand Inc. (b)	2,103	108,473
Envestnet Inc. (b)	1,110	84,205
J2 Global Inc. (b)	124	17,056
Medallia Inc. (b)	6,590	222,412
New Relic Inc. (b)	3,640	243,771
Q2 Holdings Inc. (b)	1,790	183,618
Sumo Logic Inc. (b)	3,940	81,361
Workiva Inc. (b)	1,370	152,522
Yext Inc. (b)	10,240	146,330
		2,006,848
Asset Management & Custody Banks - 0.1%
Artisan Partners Asset Management Inc., Class A	401	20,379
Diamond Hill Investment Group Inc.	104	17,400
	Number of Shares	Fair Value
Federated Hermes Inc.	516	$ 17,498
		55,277
Auto Parts & Equipment - 1.1%
Dana Inc.	2,703	64,223
Dorman Products Inc. (b)	2,706	280,531
LCI Industries	371	48,757
Standard Motor Products Inc.	599	25,967
		419,478
Automobile Manufacturers - 0.9%
Thor Industries Inc.	3,165	357,645
Automotive Retail - 1.6%
America's Car-Mart Inc. (b)	567	80,355
Camping World Holdings Inc., Class A	417	17,093
Group 1 Automotive Inc.	1,126	173,888
Monro Inc.	845	53,666
Murphy USA Inc.	2,085	278,077
		603,079
Biotechnology - 1.5%
Avid Bioservices Inc. (b)	3,475	89,134
Catalyst Pharmaceuticals Inc. (b)	8,801	50,606
CytomX Therapeutics Inc. (b)	1,303	8,248
Eagle Pharmaceuticals Inc. (b)	188	8,046
Emergent BioSolutions Inc. (b)	2,252	141,853
Heron Therapeutics Inc. (b)	7,711	119,675
Ironwood Pharmaceuticals Inc. (b)	1,304	16,782
Ovid therapeutics Inc. (b)	6,902	26,987
Puma Biotechnology Inc. (b)	3,353	30,781
Vanda Pharmaceuticals Inc. (b)	885	19,036
Veracyte Inc. (b)	1,950	77,961
		589,109
Building Products - 1.1%
American Woodmark Corp. (a)(b)	361	29,490
Builders FirstSource Inc. (b)	583	24,871
CSW Industrials Inc.	695	82,330
Gibraltar Industries Inc. (b)	2,707	206,571
UFP Industries Inc.	787	58,505
		401,767

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Commodity Chemicals - 0.6%
Hawkins Inc.	529	$ 17,325
Koppers Holdings Inc. (b)	6,603	213,607
		230,932
Communications Equipment - 0.8%
Casa Systems Inc. (b)	2,382	21,128
CommScope Holding Company Inc. (b)	1,500	31,965
Extreme Networks Inc. (b)	9,118	101,757
NETGEAR Inc. (b)	408	15,634
Plantronics Inc. (b)	1,983	82,751
Viavi Solutions Inc. (b)	2,059	36,362
		289,597
Computer & Electronics Retail - 0.2%
Rent-A-Center Inc.	1,731	91,864
Construction & Engineering - 1.5%
Comfort Systems USA Inc.	284	22,376
Dycom Industries Inc. (b)	5,100	380,103
EMCOR Group Inc.	278	34,247
MasTec Inc. (b)	355	37,666
Valmont Industries Inc.	369	87,102
		561,494
Construction Machinery & Heavy Trucks - 1.0%
Alamo Group Inc. (a)	390	59,545
Astec Industries Inc.	1,468	92,396
Meritor Inc. (b)	3,384	79,253
The Greenbrier Companies Inc.	1,671	72,822
The Manitowoc Company Inc. (b)	1,867	45,742
Wabash National Corp.	2,801	44,816
		394,574
Construction Materials - 0.1%
Eagle Materials Inc.	332	47,181
Consumer Electronics - 0.2%
GoPro Inc., Class A (b)	2,328	27,121
Sonos Inc. (b)	1,232	43,403
Universal Electronics Inc. (b)	255	12,368
		82,892
Consumer Finance - 0.4%
Curo Group Holdings Corp.	963	16,371
	Number of Shares	Fair Value
PROG Holdings Inc.	2,457	$ 118,255
		134,626
Data Processing & Outsourced Services - 0.8%
Cass Information Systems Inc.	375	15,281
CSG Systems International Inc.	1,887	89,029
EVERTEC Inc.	903	39,416
Maximus Inc.	327	28,766
TTEC Holdings Inc.	213	21,958
Verra Mobility Corp. (b)	6,454	99,198
		293,648
Distillers & Vintners - 1.1%
MGP Ingredients Inc.	6,361	430,258
Distributors - 0.5%
LKQ Corp. (b)	4,241	208,742
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,340	79,409
Materion Corp.	375	28,256
		107,665
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	1,199	22,805
American Assets Trust Inc.	1,410	52,579
Essential Properties Realty Trust Inc.	1,114	30,123
Gladstone Commercial Corp.	902	20,349
		125,856
Diversified Support Services - 1.6%
Healthcare Services Group Inc.	3,808	120,219
IAA Inc. (b)	1,258	68,611
Matthews International Corp., Class A	1,928	69,331
Ritchie Bros Auctioneers Inc.	5,117	303,336
UniFirst Corp.	172	40,358
		601,855
Education Services - 0.3%
American Public Education Inc. (a)(b)	373	10,571
Perdoceo Education Corp. (b)	631	7,742

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Stride Inc. (b)	2,809	$ 90,253
		108,566
Electric Utilities - 0.7%
ALLETE Inc. (a)	436	30,511
IDACORP Inc.	2,242	218,595
		249,106
Electrical Components & Equipment - 0.4%
Acuity Brands Inc. (a)	201	37,593
Atkore Inc. (b)	667	47,357
Regal Beloit Corp.	483	64,485
		149,435
Electronic Components - 1.5%
Belden Inc.	5,129	259,373
II-VI Inc. (b)	870	63,153
Littelfuse Inc.	706	179,882
Rogers Corp. (b)	312	62,650
		565,058
Electronic Equipment & Instruments - 0.4%
Advanced Energy Industries Inc. (a)	304	34,264
National Instruments Corp.	2,805	118,595
OSI Systems Inc. (b)	66	6,708
		159,567
Electronic Manufacturing Services - 0.4%
Methode Electronics Inc.	1,032	50,785
Plexus Corp. (b)	672	61,428
Sanmina Corp. (b)	715	27,856
		140,069
Environmental & Facilities Services - 0.6%
Clean Harbors Inc. (b)	2,378	221,487
Food Distributors - 0.3%
Performance Food Group Co. (b)	2,628	127,432
Food Retail - 0.1%
Sprouts Farmers Market Inc. (b)	971	24,129
Footwear - 0.7%
Deckers Outdoor Corp. (b)	262	100,626
Wolverine World Wide Inc.	4,885	164,332
		264,958
	Number of Shares	Fair Value
Gas Utilities - 0.1%
Spire Inc.	578	$ 41,772
Health Care REITs - 0.2%
CareTrust REIT Inc.	1,468	34,102
Community Healthcare Trust Inc.	794	37,683
LTC Properties Inc.	281	10,788
National Health Investors Inc.	181	12,136
		94,709
Healthcare Distributors - 0.6%
AdaptHealth Corp. (a)(b)	3,022	82,833
Covetrus Inc. (b)	4,766	128,682
		211,515
Healthcare Equipment - 5.3%
Accuray Inc. (a)(b)	3,129	14,143
AtriCure Inc. (b)	1,970	156,280
Cardiovascular Systems Inc. (b)	4,320	184,248
CONMED Corp.	1,850	254,245
Electromed Inc. (b)	955	10,782
Envista Holdings Corp. (b)	1,010	43,642
Globus Medical Inc., Class A (b)	1,925	149,245
Hill-Rom Holdings Inc.	2,079	236,154
Integra LifeSciences Holdings Corp. (b)	3,650	249,076
IntriCon Corp. (b)	1,904	42,802
LeMaitre Vascular Inc.	708	43,202
Masimo Corp. (b)	215	52,127
Natus Medical Inc. (b)	1,449	37,645
Outset Medical Inc. (b)	1,490	74,470
Penumbra Inc. (b)	545	149,363
STERIS PLC	848	174,942
Tactile Systems Technology Inc. (b)	2,215	115,180
Vapotherm Inc. (b)	1,890	44,680
		2,032,226
Healthcare Facilities - 0.9%
Acadia Healthcare Company Inc. (a)(b)	3,083	193,458
Hanger Inc. (b)	2,066	52,228
Select Medical Holdings Corp.	1,172	49,529
The Ensign Group Inc.	415	35,968
		331,183

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Healthcare Services - 0.8%
Addus HomeCare Corp. (a)(b)	626	$ 54,612
Amedisys Inc. (b)	151	36,985
AMN Healthcare Services Inc. (b)	801	77,681
Cross Country Healthcare Inc. (b)	1,666	27,506
MEDNAX Inc. (b)	2,569	77,455
ModivCare Inc. (b)	113	19,218
Tivity Health Inc. (b)	794	20,890
		314,347
Healthcare Supplies - 1.0%
Avanos Medical Inc. (b)	3,325	120,930
BioLife Solutions Inc. (b)	2,027	90,222
ICU Medical Inc. (b)	283	58,241
Meridian Bioscience Inc. (b)	2,108	46,755
Pulmonx Corp. (b)	1,330	58,680
		374,828
Healthcare Technology - 1.2%
Computer Programs & Systems Inc.	629	20,902
Inspire Medical Systems Inc. (b)	835	161,372
NextGen Healthcare Inc. (b)	3,805	63,125
Omnicell Inc. (b)	1,309	198,248
		443,647
Home Building - 1.1%
Cavco Industries Inc. (b)	213	47,326
Century Communities Inc.	466	31,008
Green Brick Partners Inc. (b)	826	18,783
LGI Homes Inc. (b)	108	17,490
M/I Homes Inc. (b)	387	22,705
Meritage Homes Corp. (b)	231	21,733
Skyline Champion Corp. (b)	614	32,726
Taylor Morrison Home Corp. (b)	3,774	99,709
TopBuild Corp. (b)	549	108,581
Tri Pointe Homes Inc. (b)	859	18,408
		418,469
Home Furnishing Retail - 0.3%
The Aaron's Co. Inc.	3,146	100,641
Home Furnishings - 0.3%
Hooker Furniture Corp.	616	21,338
	Number of Shares	Fair Value
La-Z-Boy Inc.	2,266	$ 83,933
		105,271
Home Improvement Retail - 0.0% *
Lumber Liquidators Holdings Inc. (b)	506	10,677
Hotel & Resort REITs - 0.2%
RLJ Lodging Trust	5,911	90,025
Hotels, Resorts & Cruise Lines - 0.1%
Wyndham Hotels & Resorts Inc.	394	28,482
Household Appliances - 0.1%
Helen of Troy Ltd. (b)	142	32,393
Household Products - 0.2%
Central Garden & Pet Co., Class A (b)	1,372	66,268
Central Garden & Pet Co. (b)	299	15,826
		82,094
Human Resource & Employment Services - 0.3%
ASGN Inc. (b)	374	36,252
Kforce Inc.	759	47,764
TriNet Group Inc. (b)	246	17,830
		101,846
Hypermarkets & Super Centers - 0.1%
BJ's Wholesale Club Holdings Inc. (b)	816	38,825
Industrial Machinery - 7.9%
Albany International Corp., Class A (a)	370	33,026
Altra Industrial Motion Corp. (a)	7,652	497,533
Barnes Group Inc.	6,505	333,381
Crane Co.	3,775	348,697
Enerpac Tool Group Corp.	9,241	245,996
ESCO Technologies Inc.	1,010	94,748
Evoqua Water Technologies Corp. (b)	7,240	244,567
John Bean Technologies Corp.	2,170	309,485
L B Foster Co., Class A (b)	753	14,036
Lydall Inc. (b)	1,293	78,252
Mueller Industries Inc.	3,560	154,184
Standex International Corp.	825	78,301
The Timken Co.	4,676	376,839

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
TriMas Corp. (b)	4,300	$ 130,419
Woodward Inc.	627	77,046
		3,016,510
Industrial REITs - 0.6%
EastGroup Properties Inc.	1,282	210,825
Innovative Industrial Properties Inc.	142	27,125
		237,950
Insurance Brokers - 0.2%
BRP Group Inc., Class A (b)	2,460	65,559
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com Inc., Class A (b)	823	26,229
Overstock.com Inc. (b)	193	17,794
Revolve Group Inc. (b)	2,293	157,988
		202,011
Investment Banking & Brokerage - 1.3%
Houlihan Lokey Inc.	507	41,468
Moelis & Co., Class A	281	15,986
Piper Sandler Cos.	969	125,544
PJT Partners Inc., Class A	214	15,275
Raymond James Financial Inc.	1,337	173,676
Stifel Financial Corp.	1,329	86,199
Stonex Group Inc. (b)	219	13,287
Virtu Financial Inc., Class A	1,297	35,836
		507,271
IT Consulting & Other Services - 0.5%
Perficient Inc. (b)	435	34,983
Unisys Corp. (b)	6,744	170,690
		205,673
Leisure Products - 1.9%
Acushnet Holdings Corp. (a)	447	22,082
Johnson Outdoors Inc., Class A	273	33,033
Malibu Boats Inc., Class A (b)	3,413	250,275
MasterCraft Boat Holdings Inc. (b)	1,067	28,052
Polaris Inc.	2,744	375,818
		709,260
	Number of Shares	Fair Value
Life & Health Insurance - 0.4%
American Equity Investment Life Holding Co. (a)	1,792	$ 57,917
Trupanion Inc. (b)	886	101,979
		159,896
Life Sciences Tools & Services - 3.0%
Bruker Corp.	2,666	202,563
ICON PLC (b)	1,286	265,829
Medpace Holdings Inc. (b)	334	58,994
Repligen Corp. (b)	1,359	271,284
Syneos Health Inc. (b)	4,014	359,213
		1,157,883
Marine - 0.1%
Kirby Corp. (b)	875	53,060
Metal & Glass Containers - 0.1%
Silgan Holdings Inc.	561	23,281
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	2,218	82,998
Office REITs - 0.7%
Corporate Office Properties Trust	1,456	40,753
Cousins Properties Inc.	4,024	148,003
Easterly Government Properties Inc.	3,022	63,704
		252,460
Office Services & Supplies - 0.9%
HNI Corp.	1,014	44,586
MSA Safety Inc.	1,863	308,475
		353,061
Oil & Gas Drilling - 0.2%
Helmerich & Payne Inc.	2,181	71,166
Oil & Gas Equipment & Services - 0.4%
ChampionX Corp. (b)	1,978	50,736
Oil States International Inc. (b)	10,872	85,345
		136,081
Oil & Gas Exploration & Production - 0.9%
Cimarex Energy Co.	420	30,429
Denbury Inc. (b)	999	76,703
Northern Oil & Gas Inc.	3,009	62,497
PDC Energy Inc.	3,441	157,563

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Southwestern Energy Co. (b)	6,243	$ 35,398
		362,590
Packaged Foods & Meats - 4.0%
Hostess Brands Inc. (b)	13,640	220,831
J&J Snack Foods Corp.	745	129,935
John B Sanfilippo & Son Inc.	366	32,417
Lancaster Colony Corp.	1,245	240,920
Sanderson Farms Inc.	2,397	450,564
The Simply Good Foods Co. (b)	6,670	243,522
TreeHouse Foods Inc. (b)	2,830	125,992
Utz Brands Inc.	3,050	66,459
		1,510,640
Paper Packaging - 0.1%
UFP Technologies Inc. (b)	511	29,342
Personal Products - 0.5%
elf Beauty Inc. (b)	4,730	128,372
Lifevantage Corp. (b)	710	5,218
Medifast Inc.	160	45,277
Nu Skin Enterprises Inc., Class A	261	14,786
USANA Health Sciences Inc. (b)	126	12,906
		206,559
Pharmaceuticals - 0.5%
Amneal Pharmaceuticals Inc. (b)	7,137	36,541
Prestige Consumer Healthcare Inc. (b)	2,655	138,326
SIGA Technologies Inc. (b)	5,107	32,072
		206,939
Property & Casualty Insurance - 1.9%
AMERISAFE Inc.	1,294	77,239
Argo Group International Holdings Ltd.	3,471	179,902
James River Group Holdings Ltd.	2,420	90,799
Palomar Holdings Inc. (b)	1,035	78,101
RLI Corp.	1,112	116,304
Selective Insurance Group Inc.	1,880	152,562
Stewart Information Services Corp.	386	21,882
		716,789
	Number of Shares	Fair Value
Publishing - 1.1%
John Wiley & Sons Inc., Class A	6,698	$ 403,086
Regional Banks - 7.3%
1st Source Corp.	1,257	58,400
Atlantic Union Bankshares Corp.	1,128	40,856
Bank OZK	1,568	66,107
BankUnited Inc.	721	30,779
Bryn Mawr Bank Corp.	1,265	53,370
Cadence BanCorp	3,413	71,263
Community Bank System Inc.	1,220	92,293
Cullen/Frost Bankers Inc.	1,044	116,928
CVB Financial Corp.	3,310	68,153
Enterprise Financial Services Corp.	1,206	55,946
Equity Bancshares Inc., Class A (b)	1,128	34,393
FB Financial Corp.	649	24,221
First Interstate BancSystem Inc., Class A	1,089	45,553
Fulton Financial Corp.	6,295	99,335
German American Bancorp Inc.	1,635	60,822
Glacier Bancorp Inc.	505	27,815
Great Western Bancorp Inc.	1,859	60,957
Independent Bank Corp.	3,489	263,420
Investors Bancorp Inc.	1,791	25,540
Lakeland Financial Corp.	290	17,876
National Bank Holdings Corp., Class A	1,107	41,778
Origin Bancorp Inc.	1,625	68,998
PacWest Bancorp	1,973	81,209
Peapack-Gladstone Financial Corp.	505	15,690
Pinnacle Financial Partners Inc.	634	55,976
Prosperity Bancshares Inc.	3,054	219,277
Renasant Corp.	4,393	175,720
Sandy Spring Bancorp Inc.	1,166	51,456
Stock Yards Bancorp Inc.	1,125	57,251
Texas Capital Bancshares Inc. (b)	685	43,491
UMB Financial Corp.	1,740	161,924
United Community Banks Inc.	1,395	44,654
Washington Trust Bancorp Inc.	940	48,269
Westamerica BanCorp	1,908	110,721
Western Alliance Bancorp	2,280	211,698

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Wintrust Financial Corp.	1,318	$ 99,680
		2,801,819
Research & Consulting Services - 0.2%
Resources Connection Inc.	5,409	77,673
Science Applications International Corp.	178	15,616
		93,289
Residential REITs - 0.2%
NexPoint Residential Trust Inc.	1,245	68,450
Restaurants - 1.2%
Brinker International Inc. (b)	360	22,266
Cracker Barrel Old Country Store Inc.	336	49,883
Shake Shack Inc., Class A (b)	270	28,895
Texas Roadhouse Inc.	1,175	113,035
The Cheesecake Factory Inc. (b)	1,531	82,950
Wingstop Inc.	970	152,901
		449,930
Retail REITs - 0.3%
Alexander's Inc. (a)	25	6,699
Kite Realty Group Trust	1,256	27,645
Retail Opportunity Investments Corp.	2,687	47,452
The Macerich Co.	1,617	29,510
		111,306
Security & Alarm Services - 1.2%
The Brink's Co.	5,800	445,672
Semiconductor Equipment - 1.8%
Amkor Technology Inc.	1,010	23,907
Axcelis Technologies Inc. (b)	709	28,658
Brooks Automation Inc.	1,655	157,688
CMC Materials Inc.	1,400	211,036
Cohu Inc. (b)	687	25,275
Ichor Holdings Ltd. (b)	1,264	68,003
Onto Innovation Inc. (b)	2,035	148,636
Ultra Clean Holdings Inc. (b)	226	12,141
		675,344
Semiconductors - 0.7%
Cirrus Logic Inc. (b)	205	17,450
Diodes Inc. (b)	587	46,825
	Number of Shares	Fair Value
MaxLinear Inc. (b)	816	$ 34,672
Semtech Corp. (b)	2,697	185,553
		284,500
Soft Drinks - 0.4%
Coca-Cola Consolidated Inc.	43	17,291
Primo Water Corp.	7,323	122,514
		139,805
Specialized Consumer Services - 1.2%
frontdoor Inc. (b)	3,394	169,089
OneSpaWorld Holdings Ltd. (b)	4,758	46,105
Terminix Global Holdings Inc. (b)	4,952	236,260
		451,454
Specialized REITs - 0.5%
CoreSite Realty Corp.	646	86,951
National Storage Affiliates Trust	375	18,960
PotlatchDeltic Corp.	1,005	53,416
QTS Realty Trust Inc., Class A	426	32,930
		192,257
Specialty Chemicals - 4.1%
Avient Corp.	4,652	228,692
Chase Corp.	400	41,044
Danimer Scientific Inc. (b)	1,742	43,637
HB Fuller Co.	472	30,024
Ingevity Corp. (b)	5,980	486,533
Innospec Inc.	1,045	94,688
Minerals Technologies Inc.	429	33,749
Quaker Chemical Corp.	564	133,775
Sensient Technologies Corp.	2,095	181,343
Stepan Co.	2,432	292,497
		1,565,982
Specialty Stores - 0.7%
Dick's Sporting Goods Inc.	545	54,604
National Vision Holdings Inc. (b)	2,050	104,817
Sally Beauty Holdings Inc. (b)	5,650	124,695
		284,116
Steel - 0.4%
Carpenter Technology Corp.	1,008	40,542
Commercial Metals Co.	2,909	89,364

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Steel Dynamics Inc.	691	$ 41,184
		171,090
Systems Software - 1.4%
A10 Networks Inc. (b)	1,651	18,590
CommVault Systems Inc. (b)	298	23,294
Ping Identity Holding Corp. (b)	3,139	71,883
Progress Software Corp.	647	29,924
Qualys Inc. (b)	730	73,504
Sailpoint Technologies Holdings Inc. (b)	2,890	147,592
Tenable Holdings Inc. (b)	3,945	163,126
		527,913
Technology Distributors - 0.1%
Insight Enterprises Inc. (b)	385	38,504
Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage Inc., Class A (b)	9,740	190,222
Turtle Beach Corp. (b)	951	30,356
		220,578
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp Inc.	615	25,996
FS Bancorp Inc.	237	16,891
HomeStreet Inc.	1,188	48,399
Kearny Financial Corp.	2,344	28,011
Meta Financial Group Inc.	571	28,910
NMI Holdings Inc., Class A (b)	965	21,693
PennyMac Financial Services Inc.	300	18,516
Premier Financial Corp.	1,259	35,768
Washington Federal Inc.	1,109	35,244
Waterstone Financial Inc.	1,104	21,705
WSFS Financial Corp.	3,250	151,417
		432,550
	Number of Shares	Fair Value
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies Inc.	2,830	$ 257,700
Boise Cascade Co.	709	41,370
GMS Inc. (b)	840	40,438
McGrath RentCorp.	523	42,661
Rush Enterprises Inc., Class B	629	23,990
Transcat Inc. (b)	290	16,388
		422,547
Trucking - 0.8%
ArcBest Corp.	448	26,069
Marten Transport Ltd.	2,645	43,616
Saia Inc. (b)	915	191,683
USA Truck Inc. (b)	1,336	21,470
Werner Enterprises Inc.	487	21,681
		304,519
Total Common Stock (Cost $23,254,559)		36,379,243
Short-Term Investments - 3.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (a)(c)(d) (Cost $1,451,312)	1,451,312	1,451,312
Total Investments (Cost $24,705,871)		37,830,555
Other Assets and Liabilities, net - 0.8%		312,003
NET ASSETS - 100.0%		$ 38,142,558

Other Information:
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2021	6	$ 692,958	$ 692,340	$ (618)
During the period ended June 30, 2021, average notional values related to long futures contracts was $623,251.
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 36,379,243	$ —	$ —	$ 36,379,243
Short-Term Investments	1,451,312	—	—	1,451,312
Total Investments in Securities	$ 37,830,555	$ —	$ —	$ 37,830,555
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$ (618)	$ —	$ —	$ (618)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,478,369	$1,478,369	$6,313,474	$6,340,531	$—	$—	1,451,312	$1,451,312	$267
See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						4/28/00
Net asset value, beginning of period	$ 14.66	$ 13.16	$ 11.24	$ 14.73	$ 14.40	$ 12.20
Income/(loss) from investment operations:
Net investment loss	(0.01) (b)	(0.01) (b)	(0.00) (b)(c)	(0.02) (b)	(0.02) (b)	(0.03)
Net realized and unrealized gains/(losses) on investments	2.39	1.92	2.94	(1.43)	1.86	2.93
Total income/(loss) from investment operations	2.38	1.91	2.94	(1.45)	1.84	2.90
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gains	—	0.41	1.02	2.04	1.51	0.70
Total distributions	—	0.41	1.02	2.04	1.51	0.70
Net asset value, end of period	$ 17.04	$ 14.66	$ 13.16	$ 11.24	$ 14.73	$ 14.40
Total Return(d)	16.23%	14.53%	26.12%	(9.70)%	12.71%	23.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$38,143	$34,621	$33,600	$30,781	$40,711	$42,320
Ratios to average net assets:
Net expenses	1.21% (e)	1.27%	1.240%	1.20%	1.25%	1.40%
Gross expenses	1.21% (e)	1.27%	1.24%	1.20%	1.25%	1.40%
Net investment loss	(0.13)% (e)	(0.06)%	(0.02)%	(0.13)%	(0.13)%	(0.22)%
Portfolio turnover rate	17%	37%	29%	33%	32%	36%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.01.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	13

State Street Small-Cap Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Assets
Investments in securities, at fair value (cost $23,254,559)	$ 36,379,243
Short-term affiliated investments, at fair value	1,451,312
Cash	425
Net cash collateral on deposit with broker for future contracts	148,538
Receivable for investments sold	446,911
Income receivables	17,839
Receivable for fund shares sold	611
Income receivable from affiliated investments	29
Total assets	38,444,908
Liabilities
Payable for investments purchased	241,531
Payable for fund shares redeemed	234
Payable for accumulated variation margin on futures contracts	605
Payable to the Adviser	30,144
Payable for custody, fund accounting and sub-administration fees	7,797
Accrued other expenses	22,039
Total liabilities	302,350

Net Assets	$ 38,142,558
Net Assets Consist of:
Capital paid in	$ 21,794,090
Total distributable earnings (loss)	16,348,468
Net Assets	$ 38,142,558
Shares outstanding ($0.01 par value; unlimited shares authorized)	2,238,473
Net asset value per share	$ 17.04
The accompanying Notes are an integral part of these financial statements.
14	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2021 (Unaudited)
Investment Income
Income
Dividend	$ 202,767
Income from affiliated investments	267
Less: Foreign taxes withheld	(457)
Total income	202,577
Expenses
Advisory and administration fees	178,645
Directors' fees	9,763
Custody, fund accounting and sub-administration fees	15,747
Professional fees	17,422
Other expenses	5,061
Total expenses	226,638
Net investment income	$ (24,061)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 2,807,853
Futures	89,974
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	2,672,721
Futures	(2,480)
Net realized and unrealized gain (loss) on investments	5,568,068
Net Increase in Net Assets Resulting from Operations	$ 5,544,007
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	15

State Street Small-Cap Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (24,061)	$ (18,350)
Net realized gain (loss) on investments and futures	2,897,827	1,136,469
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	2,670,241	2,867,844
Net increase (decrease) from operations	5,544,007	3,985,963
Distributions to shareholders:
Total distributions	—	(954,197)
Increase (decrease) in assets from operations and distributions	5,544,007	3,031,766
Share transactions:
Proceeds from sale of shares	876,033	2,233,175
Value of distributions reinvested	—	954,197
Cost of shares redeemed	(2,898,854)	(5,197,324)
Net increase (decrease) from share transactions	(2,022,821)	(2,009,952)
Total increase (decrease) in net assets	3,521,186	1,021,814
Net Assets
Beginning of period	34,621,372	33,599,558
End of period	$ 38,142,558	$ 34,621,372
Changes in Fund Shares
Shares sold	51,802	196,772
Issued for distributions reinvested	—	64,911
Shares redeemed	(175,703)	(452,260)
Net decrease in fund shares	(123,901)	(190,577)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
16	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2021 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 605	$ —	$ 605

Realized Gain/Loss
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 89,974	$ —	$ 89,974

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (2,480)	$ —	$ (2,480)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 5,919,491	$ 7,669,624
7.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 26,733,350	$ 11,392,315	$ 295,728	$ 11,096,587
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2021.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
11.Subsequent Events
The Board has approved the appointment of Riverbridge Partners, LLC as a sub-adviser to the Fund to replace GlobeFlex Capital, L.P., effective July 1, 2021.
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no other subsequent events requiring adjustment or disclosure in the financial statements.
22	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Other Information — June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	23

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Director Considerations in Approving Continuation of Investment Advisory and Sub-Advisory Agreements1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and each of Champlain Investment Partners, LLC, Kennedy Capital Management, Inc., Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers in connection with their consideration of approval of the Agreements. Following the April 7, 2021 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Directors considered, among other things, the following:
_______________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
24	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Advisers
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;
•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and
•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.
Other Information	25

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
○	The Sub-Advisers, with respect to their operations relating to the Fund and their approximate profitability from such operations for the calendar year ended December 31, 2020;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2021, for an additional year with respect to the Fund.
26	Other Information

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Other Information, continued — June 30, 2021 (Unaudited)
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, if any, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net
Other Information	27

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and each Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under each Sub-Advisory Agreement was negotiated with each Sub-Adviser at arm’s length. In considering the profitability to each Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the profitability of each Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the applicable Sub-Advisory Agreement.
28	Other Information

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Other Information, continued — June 30, 2021 (Unaudited)
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreements.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the respective Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	29

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
DIRECTOR CONSIDERATIONS IN APPROVING INVESTMENT SUB-ADVISORY AGREEMENT
Overview of the Contract Approval Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement or investment sub-advisory agreement must be approved by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.1
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically or by videoconference on April 7, 2021 (in reliance on the Orders), including in an executive session attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Small Cap Equity V.I.S. Fund (the Fund”), a series of the Company, the approval of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and Riverbridge Partners, LLC (the “Sub-Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Adviser in connection with their consideration of approval of the Sub-Advisory Agreement. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	Performance information for the strategy proposed to be used by the Sub-Adviser for its sleeve of the Fund;
•	Information comparing the Fund’s investment advisory fee and total expense ratio, of which the Sub-Adviser’s fee is a part, to a relevant peer group, including comparative fee and expense data provided by Broadridge Financial Solutions, Inc., an independent third-party provider of mutual fund data;
•	Comparative information regarding fees charged by the Sub-Adviser for managing other accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
•	A profitability estimate provided by the Sub-Adviser with respect to its anticipated management of the Fund.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Sub-Adviser, including its investment strategies and processes; and
•	Information concerning the allocation of brokerage.
_________________________
1 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the April 7, 2021 meeting was held telephonically in reliance on the Orders.
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•	Information about the Sub-Adviser
•	Reports detailing the financial results and condition of the Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Sub-Adviser;
•	Information about the Sub-Adviser’s proxy voting policies and procedures;
•	Information concerning the resources to be devoted by the Sub-Adviser to overseeing compliance by the Fund, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Sub-Adviser’s technology and systems;
•	A description of the business continuity and disaster recovery plans of the Sub-Adviser; and
•	Information regarding the Sub-Adviser’s risk management processes.
•	A copy of the proposed Sub-Advisory Agreement.
In addition to the information identified above, the Board also considered information provided by the Adviser regarding the proposed appointment of the Sub-Adviser to the Fund at its meeting held on February 8-9, 2021. Representatives from the Sub-Adviser also attended the April 7, 2021 meeting and provided a presentation on the proposed strategy for the Fund and responded to questions from the Independent Directors regarding their firm and the proposed strategy.
The Independent Directors were assisted throughout the contract approval process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Sub-Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 7, 2021 the Board, including a majority of the Independent Directors, voted to approve the Sub-Advisory Agreement for an initial two-year period.
Nature, Extent and Quality of Services
In considering whether to approve the Sub-Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser.
The Board considered the Sub-Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the Adviser’s process used for overseeing the Sub-Adviser. The Board considered the Sub-Adviser’s risk management processes.
The Board considered the Sub-Adviser’s compliance program. The Board also considered the Sub-Adviser’s business continuity plan and its ability to operate during the COVID-19 pandemic.
In connection with their consideration of the services to be provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and
Other Information	31

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
quality of the investment sub-advisory services to be provided by the Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how the Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Sub-Adviser can reasonably be expected to provide high quality investment management and related services for the Fund.
Fund Performance
The Board reviewed information provided by the Adviser and the Sub-Adviser regarding the Sub-Adviser’s performance managing the Small Cap Growth strategy it is proposing to use for the Fund. The Board noted the Sub-Adviser’s favorable performance relative to the Russell 2000 Growth Index over both shorter and longer time periods, as well as to the current sleeve for which it is proposed the Sub-Adviser will assume management.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Sub-Adviser is satisfactory.
Sub-Advisory Fee
The Board reviewed the sub-advisory fee proposed to be paid by SSGA FM to the Sub-Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. The Board also considered the comparability of the proposed fees charged and the services proposed to be provided to the Fund by the Sub-Adviser to the fees charged and services provided to other clients of the Sub-Adviser, including institutional accounts, as applicable. The Board also considered that the sub-advisory fee is paid by SSGA FM out of its advisory fee it receives from the Fund and is not paid by the Fund. The Board also considered that the sub-advisory fee was the product of an arm’s length negotiation between SSGA FM and the Sub-Adviser.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board concluded that the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser was reasonable.
Profitability
The Board reviewed information provided by the Sub-Adviser with respect to its anticipated profitability with respect to its management of the Fund. The Board also considered that the sub-advisory fee rate was negotiated with the Sub-Adviser at arm’s length. In considering the anticipated profitability to the Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the anticipated profitability of the Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the Sub-Advisory Agreement.
Economies of Scale
The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Sub-Adviser possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.
32	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Further, based upon its review of the Sub-Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	33

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Jeanne M. La Porta
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISSMEQSAR

Semi-Annual Report
June 30, 2021
State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Semi-Annual Report
June 30, 2021 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street U.S. Equity V.I.S. Fund
Fund Information — June 30, 2021 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Fund Information, continued — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $29,873 (in thousands) as of June 30, 2021 (a)(b)
Top Ten Largest Holdings
as of June 30, 2021 (as a % of Fair Value) (a)(b)
Microsoft Corp.	6.00%
Amazon.com Inc.	4.72%
Apple Inc.	4.57%
Alphabet Inc., Class A	3.41%
Facebook Inc., Class A	2.88%
Visa Inc., Class A	2.69%
JPMorgan Chase & Co.	2.61%
salesforce.com Inc.	1.84%
QUALCOMM Inc.	1.73%
Lowe's Companies Inc.	1.66%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,152.60	$1,020.70
Expenses Paid During Period*	$ 4.43	$ 4.16
*	Expenses are equal to the Fund's annualized expense ratio of 0.83% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.5% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	1,973	$ 168,317
Air Freight & Logistics - 0.4%
United Parcel Service Inc., Class B	545	113,344
Apparel Retail - 1.3%
Ross Stores Inc.	3,056	378,944
Application Software - 3.4%
Adobe Inc. (a)	361	211,416
Intuit Inc.	130	63,722
salesforce.com Inc. (a)	2,254	550,585
Splunk Inc. (a)	1,317	190,412
		1,016,135
Asset Management & Custody Banks - 0.2%
The Blackstone Group Inc.	606	58,867
Auto Parts & Equipment - 0.1%
Magna International, Inc.	200	18,528
Automotive Retail - 0.5%
O'Reilly Automotive Inc. (a)	292	165,333
Biotechnology - 1.1%
Biogen Inc. (a)	230	79,642
BioMarin Pharmaceutical Inc. (a)	1,171	97,708
Vertex Pharmaceuticals Inc. (a)	758	152,836
		330,186
Building Products - 1.0%
Allegion PLC	774	107,818
Trane Technologies PLC	1,072	197,398
		305,216
Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	374	269,823
Comcast Corp., Class A	3,212	183,148
		452,971
Communications Equipment - 0.2%
Cisco Systems Inc.	1,176	62,328
	Number of Shares	Fair Value
Construction Materials - 0.8%
Martin Marietta Materials Inc.	658	$ 231,491
Data Processing & Outsourced Services - 4.7%
Fidelity National Information Services Inc.	644	91,235
Mastercard Inc., Class A	921	336,248
PayPal Holdings Inc. (a)	644	187,713
Visa Inc., Class A	3,439	804,107
		1,419,303
Diversified Banks - 2.6%
JPMorgan Chase & Co.	5,010	779,255
Diversified Support Services - 1.0%
Cintas Corp.	425	162,350
IAA Inc. (a)	2,591	141,313
		303,663
Electric Utilities - 0.8%
NextEra Energy Inc.	3,164	231,858
Electronic Components - 2.2%
Amphenol Corp., Class A	3,875	265,089
Corning Inc.	9,991	408,632
		673,721
Electronic Equipment & Instruments - 0.6%
Keysight Technologies Inc. (a)	1,074	165,836
Environmental & Facilities Services - 1.3%
Waste Management Inc.	2,850	399,313
Financial Exchanges & Data - 1.6%
CME Group Inc.	1,163	247,347
MSCI Inc.	103	54,907
S&P Global Inc.	280	114,926
Tradeweb Markets Inc., Class A	794	67,141
		484,321
Footwear - 0.8%
NIKE Inc., Class B	1,538	237,606
Healthcare Equipment - 3.8%
Becton Dickinson & Co.	886	215,466
Boston Scientific Corp. (a)	8,048	344,133
Edwards Lifesciences Corp. (a)	1,088	112,684

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Medtronic PLC	1,722	$ 213,752
Tandem Diabetes Care Inc. (a)	806	78,504
Zimmer Biomet Holdings Inc.	1,070	172,078
		1,136,617
Healthcare Services - 0.6%
Cigna Corp.	766	181,596
Home Improvement Retail - 2.0%
Lowe's Companies Inc.	2,550	494,624
The Home Depot Inc.	290	92,478
		587,102
Hotels, Resorts & Cruise Lines - 0.9%
Marriott International Inc., Class A (a)	2,029	276,999
Household Products - 1.3%
Colgate-Palmolive Co.	1,322	107,545
The Procter & Gamble Co.	2,071	279,440
		386,985
Hypermarkets & Super Centers - 0.4%
Walmart Inc.	752	106,047
Industrial Conglomerates - 1.6%
Honeywell International Inc.	2,144	470,286
Industrial Gases - 1.4%
Air Products & Chemicals Inc.	1,452	417,711
Industrial Machinery - 1.2%
Parker-Hannifin Corp.	740	227,261
Xylem Inc.	997	119,600
		346,861
Insurance Brokers - 0.2%
Marsh & McLennan Companies Inc.	538	75,686
Integrated Oil & Gas - 0.9%
Chevron Corp.	1,409	147,579
Exxon Mobil Corp.	1,727	108,939
		256,518
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc.	775	73,966
	Number of Shares	Fair Value
Interactive Media & Services - 7.9%
Alphabet Inc., Class C (a)	193	$ 483,720
Alphabet Inc., Class A (a)	417	1,018,226
Facebook Inc., Class A (a)	2,479	861,973
		2,363,919
Internet & Direct Marketing Retail - 4.7%
Amazon.com Inc. (a)(b)	410	1,410,466
Investment Banking & Brokerage - 0.4%
The Charles Schwab Corp.	1,634	118,972
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	354	104,356
Life & Health Insurance - 0.1%
Lincoln National Corp.	663	41,663
Life Sciences Tools & Services - 1.0%
IQVIA Holdings Inc. (a)	1,195	289,572
Managed Healthcare - 1.9%
Humana Inc.	395	174,874
UnitedHealth Group Inc.	985	394,434
		569,308
Movies & Entertainment - 2.2%
Netflix Inc. (a)	415	219,207
The Walt Disney Co. (a)	2,442	429,230
		648,437
Multi-Line Insurance - 0.3%
American International Group Inc.	1,647	78,397
Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	1,223	339,896
Multi-Utilities - 1.5%
Sempra Energy	3,318	439,569
Oil & Gas Equipment & Services - 0.3%
Schlumberger N.V.	2,540	81,305
Oil & Gas Exploration & Production - 1.4%
ConocoPhillips	5,218	317,776
Pioneer Natural Resources Co.	612	99,462
		417,238

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Packaged Foods & Meats - 1.4%
Mondelez International Inc., Class A	6,823	$ 426,028
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	413	131,367
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	3,308	221,041
Elanco Animal Health Inc. (a)	1,531	53,110
Johnson & Johnson	1,095	180,390
Merck & Company Inc.	5,977	464,831
Viatris Inc.	8,430	120,465
		1,039,837
Property & Casualty Insurance - 1.0%
Chubb Ltd.	1,842	292,767
Railroads - 0.6%
Union Pacific Corp.	843	185,401
Regional Banks - 3.0%
First Republic Bank	2,094	391,934
Regions Financial Corp.	17,017	343,403
SVB Financial Group (a)	312	173,606
		908,943
Restaurants - 0.6%
McDonald's Corp.	751	173,473
Semiconductor Equipment - 1.6%
Applied Materials Inc.	3,313	471,771
Semiconductors - 4.7%
NVIDIA Corp.	539	431,254
QUALCOMM Inc.	3,603	514,977
Texas Instruments Inc.	2,317	445,559
		1,391,790
Soft Drinks - 0.8%
PepsiCo Inc.	1,620	240,035
	Number of Shares	Fair Value
Specialized REITs - 1.2%
American Tower Corp.	1,376	$ 371,713
Specialty Chemicals - 0.5%
DuPont de Nemours Inc.	1,008	78,029
Ecolab Inc.	184	37,899
PPG Industries Inc.	253	42,952
		158,880
Systems Software - 6.8%
Microsoft Corp. (b)	6,614	1,791,733
Oracle Corp.	1,287	100,180
ServiceNow Inc. (a)	249	136,838
		2,028,751
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	9,978	1,366,587
Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	1,055	336,556
Trucking - 0.1%
Lyft Inc., Class A (a)	393	23,769
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	656	95,009
Total Common Stock (Cost $16,303,960)		28,858,685
Short-Term Investments - 3.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (c)(d) (Cost $1,014,081)	1,014,081	1,014,081
Total Investments (Cost $17,318,041)		29,872,766
Other Assets and Liabilities, net - 0.1%		22,169
NET ASSETS - 100.0%		$ 29,894,935

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Other Information:
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	September 2021	4	$ 852,080	$ 857,720	$ 5,640
During the period ended June 30, 2021, average notional values related to long futures contracts was $405,519.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 28,858,685	$ —	$ —	$ 28,858,685
Short-Term Investments	1,014,081	—	—	1,014,081
Total Investments in Securities	$ 29,872,766	$ —	$ —	$ 29,872,766
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 5,640	$ —	$ —	$ 5,640
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	582,660	$582,660	$3,227,277	$2,795,856	$—	$—	1,014,081	$1,014,081	$89
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						1/3/95
Net asset value, beginning of period	$ 53.28	$ 46.97	$ 38.07	$ 44.20	$ 42.02	$ 42.25
Income/(loss) from investment operations:
Net investment income	0.08 (b)	0.27 (b)	0.33 (b)	0.37 (b)	0.35 (b)	0.55
Net realized and unrealized gains/(losses) on investments	8.05	10.34	11.78	(1.90)	8.03	3.41
Total income/(loss) from investment operations	8.13	10.61	12.11	(1.53)	8.38	3.96
Less distributions from:
Net investment income	—	0.27	0.32	0.41	0.38	0.54
Net realized gains	—	4.03	2.89	4.19	5.82	3.65
Total distributions	—	4.30	3.21	4.60	6.20	4.19
Net asset value, end of period	$ 61.41	$ 53.28	$ 46.97	$ 38.07	$ 44.20	$ 42.02
Total Return(c)	15.26%	22.64%	31.77%	(3.40)%	19.91%	9.31%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$29,895	$27,729	$25,951	$23,473	$28,308	$27,336
Ratios to average net assets:
Net expenses	0.83% (d)	0.86%	0.88%	0.80%	0.85%	0.83%
Gross expenses	0.83% (d)	0.86%	0.88%	0.80%	0.85%	0.83%
Net investment income	0.29% (d)	0.56%	0.74%	0.81%	0.75%	1.16%
Portfolio turnover rate	19%	38%	31%	41%	80%	37%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
8	Financial Highlights

State Street U.S. Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Assets
Investments in securities, at fair value (cost $16,303,960)	$ 28,858,685
Short-term affiliated investments, at fair value	1,014,081
Cash	286
Net cash collateral on deposit with broker for future contracts	44,032
Receivable for investments sold	178,365
Income receivables	17,745
Receivable for fund shares sold	202
Income receivable from affiliated investments	9
Receivable for accumulated variation margin on futures contracts	5,649
Total assets	30,119,054
Liabilities
Payable for investments purchased	181,482
Payable for fund shares redeemed	2,498
Payable to the Adviser	13,379
Payable for custody, fund accounting and sub-administration fees	5,099
Accrued other expenses	21,661
Total liabilities	224,119

Net Assets	$ 29,894,935
Net Assets Consist of:
Capital paid in	$ 14,675,939
Total distributable earnings (loss)	15,218,996
Net Assets	$ 29,894,935
Shares outstanding ($0.01 par value; unlimited shares authorized)	486,823
Net asset value per share	$ 61.41
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	9

State Street U.S. Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2021 (Unaudited)
Investment Income
Income
Dividend	$ 158,780
Income from affiliated investments	89
Total income	158,869
Expenses
Advisory and administration fees	78,315
Directors' fees	9,502
Custody, fund accounting and sub-administration fees	10,257
Professional fees	15,086
Printing and shareholder reports	3,328
Other expenses	1,505
Total expenses	117,993
Net investment income	$ 40,876
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 2,261,624
Futures	45,045
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,733,845
Futures	(111)
Net realized and unrealized gain (loss) on investments	4,040,403
Net Increase in Net Assets Resulting from Operations	$ 4,081,279
The accompanying Notes are an integral part of these financial statements.
10	Statement of Operations

State Street U.S. Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 40,876	$ 138,985
Net realized gain (loss) on investments and futures	2,306,669	1,936,160
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,733,734	3,106,788
Net increase (decrease) from operations	4,081,279	5,181,933
Distributions to shareholders:
Total distributions	—	(2,081,342)
Increase (decrease) in assets from operations and distributions	4,081,279	3,100,591
Share transactions:
Proceeds from sale of shares	140,287	476,265
Value of distributions reinvested	—	2,081,342
Cost of shares redeemed	(2,055,622)	(3,879,729)
Net increase (decrease) from share transactions	(1,915,335)	(1,322,122)
Total increase (decrease) in net assets	2,165,944	1,778,469
Net Assets
Beginning of period	27,728,991	25,950,522
End of period	$ 29,894,935	$ 27,728,991
Changes in Fund Shares
Shares sold	2,402	10,541
Issued for distributions reinvested	—	39,308
Shares redeemed	(36,008)	(81,944)
Net decrease in fund shares	(33,606)	(32,095)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	11

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2021 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 5,649	$ —	$ 5,649

14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Realized Gain/Loss
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 45,045	$ —	$ 45,045

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (111)	$ —	$ (111)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 5,201,647	$ 7,470,496
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a
Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 17,076,980	$ 12,840,905	$ 39,479	$ 12,801,426
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2021.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal
16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund
Other Information — June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-242-0134.
18	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street U.S. Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial

1  The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

2  On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
Other Information	19

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
20	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material
Other Information	21

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and was below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered
22	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	23

Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Jeanne M. La Porta
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISUSEQSAR

Semi-Annual Report
June 30, 2021
State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Semi-Annual Report
June 30, 2021 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Premier Growth Equity V.I.S. Fund
Fund Information — June 30, 2021 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.
State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund
Fund Information, continued — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $40,815 (in thousands) as of June 30, 2021 (a)(b)
Top Ten Largest Holdings
as of June 30, 2021 (as a % of Fair Value) (a)(b)
Microsoft Corp.	9.22%
Apple Inc.	8.71%
Amazon.com Inc.	6.37%
Alphabet Inc., Class C	5.82%
Facebook Inc., Class A	5.64%
Visa Inc., Class A	4.55%
salesforce.com Inc.	3.28%
NVIDIA Corp.	3.20%
QUALCOMM Inc.	3.10%
Applied Materials Inc.	2.88%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,150.80	$1,020.50
Expenses Paid During Period*	$ 4.64	$ 4.36
*	Expenses are equal to the Fund's annualized expense ratio of 0.87% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.1% †
Apparel Retail - 2.0%
Ross Stores Inc.	6,423	$ 796,452
Application Software - 5.9%
Adobe Inc. (a)	487	285,207
salesforce.com Inc. (a)	5,478	1,338,111
Splunk Inc. (a)	5,339	771,913
		2,395,231
Biotechnology - 2.6%
BioMarin Pharmaceutical Inc. (a)	5,902	492,463
Vertex Pharmaceuticals Inc. (a)	2,832	571,016
		1,063,479
Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	827	596,639
Data Processing & Outsourced Services - 7.4%
Fidelity National Information Services Inc.	3,779	535,371
Mastercard Inc., Class A	1,717	626,860
Visa Inc., Class A	7,943	1,857,232
		3,019,463
Electronic Components - 1.6%
Corning Inc.	15,974	653,337
Financial Exchanges & Data - 1.3%
S&P Global Inc.	1,289	529,070
Healthcare Equipment - 3.3%
Boston Scientific Corp. (a)	18,216	778,916
Intuitive Surgical Inc. (a)	606	557,302
		1,336,218
Home Improvement Retail - 2.8%
Lowe's Companies Inc.	5,848	1,134,337
Industrial Conglomerates - 1.8%
Honeywell International Inc.	3,261	715,300
Industrial Gases - 1.0%
Air Products & Chemicals Inc.	1,421	408,793
Industrial Machinery - 1.5%
Parker-Hannifin Corp.	1,995	612,685
	Number of Shares	Fair Value
Interactive Media & Services - 13.6%
Alphabet Inc., Class C (a)	948	$ 2,375,991
Alphabet Inc., Class A (a)	338	825,325
Facebook Inc., Class A (a)	6,615	2,300,102
		5,501,418
Internet & Direct Marketing Retail - 7.4%
Alibaba Group Holding Ltd. ADR (a)	1,768	400,947
Amazon.com Inc. (a)(b)	755	2,597,321
		2,998,268
Investment Banking & Brokerage - 1.4%
The Charles Schwab Corp.	8,015	583,572
Managed Healthcare - 2.7%
UnitedHealth Group Inc.	2,693	1,078,385
Movies & Entertainment - 1.3%
The Walt Disney Co. (a)	3,077	540,844
Pharmaceuticals - 1.4%
Elanco Animal Health Inc. (a)	16,055	556,948
Regional Banks - 1.3%
First Republic Bank	2,725	510,038
Semiconductor Equipment - 2.9%
Applied Materials Inc.	8,254	1,175,370
Semiconductors - 6.3%
NVIDIA Corp.	1,632	1,305,763
QUALCOMM Inc.	8,843	1,263,930
		2,569,693
Soft Drinks - 1.8%
PepsiCo Inc.	4,808	712,401
Specialized REITs - 1.2%
American Tower Corp.	1,866	504,081
Systems Software - 11.8%
Microsoft Corp.	13,897	3,764,697
ServiceNow Inc. (a)	1,863	1,023,812
		4,788,509
Technology Hardware, Storage & Peripherals - 8.8%
Apple Inc.	25,948	3,553,838

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Trading Companies & Distributors - 1.7%
United Rentals Inc. (a)	2,208	$ 704,374
Trucking - 0.8%
Lyft Inc., Class A (a)	5,269	318,669
Total Common Stock (Cost $16,508,945)		39,357,412
Exchange Traded & Mutual Funds - 2.4%
The Consumer Discretionary Select Sector SPDR Fund (c)	3,531	630,460
The Technology Select Sector SPDR Fund (c)	2,364	349,068
Total Exchange Traded & Mutual Funds (Cost $848,060)		979,528
Total Investments in Securities (Cost $17,357,005)		40,336,940
Short-Term Investments - 1.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (c)(d) (Cost $478,304)	478,304	478,304
Total Investments (Cost $17,835,309)		40,815,244
Liabilities in Excess of Other Assets, net - (0.7)%		(267,379)
NET ASSETS - 100.0%		$ 40,547,865
During the period ended June 30, 2021, average notional values related to long futures contracts was $481,080.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
SPDR - Standard and Poor's Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 39,357,412	$ —	$ —	$ 39,357,412
Exchange Traded & Mutual Funds	979,528	—	—	979,528
Short-Term Investments	478,304	—	—	478,304
Total Investments in Securities	$ 40,815,244	$ —	$ —	$ 40,815,244

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	873,386	$ 873,386	$4,284,537	$4,679,619	$ —	$ —	478,304	$ 478,304	$ 128
The Consumer Discretionary Select Sector SPDR Fund	1,097	176,376	443,516	38,806	12,856	36,518	3,531	630,460	1,553
The Technology Select Sector SPDR Fund	759	98,685	228,423	14,380	276	36,064	2,364	349,068	1,288
TOTAL		$1,148,447	$4,956,476	$4,732,805	$13,132	$72,582		$1,457,832	$2,969
See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						12/12/97
Net asset value, beginning of period	$122.96	$100.89	$ 82.51	$ 99.23	$ 86.08	$ 94.07
Income/(loss) from investment operations:
Net investment income (loss)	(0.17) (b)	(0.22) (b)	0.03 (b)	0.12 (b)	0.32 (b)	0.50
Net realized and unrealized gains/(losses) on investments	18.71	34.12	30.84	(2.88)	24.10	1.90
Total income/(loss) from investment operations	18.54	33.90	30.87	(2.76)	24.42	2.40
Less distributions from:
Net investment income	—	0.04	—	0.15	0.34	0.48
Net realized gains	—	11.79	12.49	13.81	10.93	9.91
Total distributions	—	11.83	12.49	13.96	11.27	10.39
Net asset value, end of period	$141.50	$122.96	$100.89	$ 82.51	$ 99.23	$ 86.08
Total Return(c)	15.08%	33.61%	37.33%	(2.66)%	28.34%	2.47%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,548	$39,144	$35,502	$30,369	$36,404	$33,219
Ratios to average net assets:
Net expenses	0.87% (d)	0.89%	0.91%	0.87%	0.85%	0.84%
Gross expenses	0.87% (d)	0.89%	0.91%	0.87%	0.85%	0.84%
Net investment income (loss)	(0.26)% (d)	(0.19)%	0.03%	0.11%	0.31%	0.52%
Portfolio turnover rate	14%	22%	22%	27%	21%	22%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	7

State Street Premier Growth Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Assets
Investments in securities, at fair value (cost $16,508,945)	$ 39,357,412
Investments in affiliated securities, at fair value (cost $848,060)	979,528
Short-term affiliated investments, at fair value	478,304
Receivable for investments sold	418,370
Income receivables	4,779
Receivable for fund shares sold	51
Income receivable from affiliated investments	13
Total assets	41,238,457
Liabilities
Net cash collateral on futures contracts due to broker	27
Payable for investments purchased	607,160
Payable for fund shares redeemed	34,099
Payable to the Adviser	20,212
Payable for custody, fund accounting and sub-administration fees	5,781
Accrued other expenses	23,313
Total liabilities	690,592

Net Assets	$ 40,547,865
Net Assets Consist of:
Capital paid in	$ 12,911,482
Total distributable earnings (loss)	27,636,383
Net Assets	$ 40,547,865
Shares outstanding ($0.01 par value; unlimited shares authorized)	286,557
Net asset value per share	$ 141.50
The accompanying Notes are an integral part of these financial statements.
8	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2021 (Unaudited)
Investment Income
Income
Dividend	$ 115,049
Income from affiliated investments	2,969
Total income	118,018
Expenses
Advisory and administration fees	126,335
Directors' fees	9,545
Custody, fund accounting and sub-administration fees	11,056
Professional fees	15,473
Printing and shareholder reports	3,934
Other expenses	2,539
Total expenses	168,882
Net investment income	$ (50,864)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 3,869,813
Affiliated investments	13,132
Futures	45,568
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,599,692
Affiliated investments	72,582
Futures	(9,339)
Net realized and unrealized gain (loss) on investments	5,591,448
Net Increase in Net Assets Resulting from Operations	$ 5,540,584
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	9

State Street Premier Growth Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (50,864)	$ (68,704)
Net realized gain (loss) on investments and futures	3,928,513	4,078,990
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,662,935	6,384,631
Net increase (decrease) from operations	5,540,584	10,394,917
Distributions to shareholders:
Total distributions	—	(3,437,485)
Increase (decrease) in assets from operations and distributions	5,540,584	6,957,432
Share transactions:
Proceeds from sale of shares	288,602	818,632
Value of distributions reinvested	—	3,437,485
Cost of shares redeemed	(4,425,125)	(7,572,232)
Net increase (decrease) from share transactions	(4,136,523)	(3,316,115)
Total increase (decrease) in net assets	1,404,061	3,641,317
Net Assets
Beginning of period	39,143,804	35,502,487
End of period	$ 40,547,865	$ 39,143,804
Changes in Fund Shares
Shares sold	2,222	7,511
Issued for distributions reinvested	—	27,995
Shares redeemed	(34,006)	(69,065)
Net decrease in fund shares	(31,784)	(33,559)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
10	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2021 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the "Fund"), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Realized Gain/Loss
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 45,568	$ —	$ 45,568

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (9,339)	$ —	$ (9,339)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five
Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
5.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 5,201,933	$ 8,694,696
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 18,074,006	$ 23,030,944	$ 289,706	$ 22,741,238
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2021.
14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
10.Subsequent Events
The Adviser of the Fund, has recommended, and the Board has approved, a change to the Fund's diversification status from "diversified" to "non-diversified", as such terms are defined under the 1940 Act. Shareholder approval is required to change the Fund from "diversified" to "non-diversified" and to make the related amendments to the Fund's Fundamental Investment Restrictions regarding diversification of investments. A full description of the proposal to change the Fund's sub-classification from "diversified" to "non-diversified" and to make related amendments to the Fund's Fundamental Investment Restrictions regarding diversification of investments will be contained in a proxy statement that is expected to be mailed to shareholders in August 2021.
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no other subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund
Other Information — June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-242-0134.
16	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Director Considerations in Approving Continuation of Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
___________________________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
Other Information	17

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
18	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
•	In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the
Other Information	19

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period and was above the median of its Performance Group for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods and was above its Lipper Index for the 10-year period. The Board also took into account steps management is taking to improve the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was equal to the median of its Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
20	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	21

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Jeanne M. La Porta
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISPGEQSAR

Semi-Annual Report
June 30, 2021
State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Semi-Annual Report
June 30, 2021 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Income V.I.S. Fund
Fund Information — June 30, 2021 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.
State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund
Fund Information, continued — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $17,029 (in thousands) as of June 30, 2021 (a)(b)
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Fund Information, continued — June 30, 2021 (Unaudited)
Quality Ratings
as of June 30, 2021 as a % of Fair Value *
Moody’s / S&P / Rating	Percentage of Fair Value
Aaa / AAA	15.72%
Aa / AA	49.56%
A / A	6.69%
Baa / BBB	23.06%
Ba / BB and lower	3.37%
NR / Other	1.60%
100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$ 986.40	$1,019.60
Expenses Paid During Period*	$ 5.17	$ 5.26
*	Expenses are equal to the Fund's annualized net expense ratio of 1.05% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 96.0% †
U.S. Treasuries - 25.0%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$ 271,000	$ 233,992
1.25%, 05/15/50 (a)	116,000	94,703
2.25%, 08/15/46 (a)	257,000	265,634
3.00%, 08/15/48 (a)	335,000	399,801
4.75%, 02/15/37 (a)	262,000	371,712
U.S. Treasury Notes
0.13%, 12/15/23	26,000	25,864
0.25%, 07/31/25 (a)	495,900	486,486
0.75%, 04/30/26 - 01/31/28 (a)	950,000	932,449
1.38%, 01/31/22 (a)	489,000	492,744
1.63%, 05/15/31 (a)	718,000	729,219
		4,032,604
Agency Mortgage Backed - 24.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	447,027	473,215
4.50%, 06/01/33 - 02/01/35 (a)	2,434	2,713
5.00%, 07/01/35 (a)	22,681	25,801
5.50%, 01/01/38 (a)	23,303	27,183
6.00%, 04/01/29 - 11/01/37 (a)	73,804	84,961
6.50%, 02/01/29 (a)	31	36
6.93%, 06/01/26 (a)(b)	60,000	76,611
7.00%, 12/01/29 - 08/01/36 (a)	17,095	19,960
7.50%, 01/01/30 - 09/01/33 (a)	3,525	3,976
8.00%, 11/01/30 (a)	3,564	4,041
8.50%, 04/01/30 (a)	3,376	4,267
Federal National Mortgage Assoc.
2.50%, 02/01/51 (a)	297,245	309,010
2.50%, 03/01/51	297,242	308,747
3.00%, 03/01/50 (a)	89,415	93,529
3.50%, 08/01/45 - 01/01/48 (a)	170,419	183,326
4.00%, 01/01/41 - 01/01/50 (a)	278,881	302,132
4.50%, 07/01/33 - 12/01/48 (a)	113,936	125,187
5.00%, 03/01/34 - 08/01/35 (a)	27,879	31,679
5.50%, 12/01/32 - 01/01/39 (a)	85,685	98,248
	Principal Amount	Fair Value
6.00%, 02/01/33 - 07/01/35 (a)	$ 108,303	$ 125,438
6.50%, 10/01/28 - 08/01/34 (a)	18,117	20,318
7.00%, 10/01/32 - 02/01/34 (a)	4,810	5,381
7.50%, 11/01/22 - 03/01/33 (a)	10,574	11,513
8.00%, 08/01/25 - 10/01/31 (a)	4,689	5,207
9.00%, 12/01/22 (a)	45	46
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(c)	820	836
Federal National Mortgage Assoc. TBA
2.00%, 07/01/36 - 07/01/51 (d)	653,084	672,224
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	397,361	422,446
3.50%, 08/20/48 (a)	89,289	94,249
4.00%, 01/20/41 - 04/20/43 (a)	69,526	76,376
4.50%, 08/15/33 - 03/20/41 (a)	51,537	57,560
6.00%, 04/15/27 - 04/15/34 (a)	56,017	64,306
6.50%, 03/15/24 - 08/15/34 (a)	22,355	25,101
7.00%, 01/15/28 - 10/15/36 (a)	18,670	20,465
7.50%, 11/15/31 (a)	20	20
9.00%, 12/15/21 (a)	1	1
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.00%, 02/20/23 - 02/20/26 (a)(c)	598	603
2.13%, 12/20/24 (a)(c)	367	371
Government National Mortgage Assoc. TBA
2.50%, 07/01/51 (d)	200,000	206,868
		3,983,951
Agency Collateralized Mortgage Obligations - 0.9%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (c)(e)	328,892	1,274
2.51%, 07/25/29 (a)	55,000	59,227

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.05%, 09/25/28 (a)(c)	$ 31,000	$ 36,423
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (e)	8,608	262
5.50%, 06/15/33 (e)	11,802	1,914
7.50%, 07/15/27 (e)	1,065	160
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.53%, 08/15/25 (c)(e)	1,295	12
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (f)	132	125
8.00%, 02/01/23 - 07/01/24 (e)	260	22
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (c)(e)	17,491	579
5.00%, 09/25/40 (e)	7,355	792
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.91%, 07/25/38 (c)(e)	3,941	544
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.46%, 11/25/41 (c)(e)	180,069	37,435
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (f)	9,671	8,630
4.50%, 08/25/35 - 01/25/36 (e)	11,340	1,525
5.00%, 03/25/38 - 05/25/38 (e)	7,002	1,316
5.50%, 12/25/33 (e)	3,057	589
6.00%, 01/25/35 (e)	5,340	864
7.50%, 11/25/23 (e)	941	64
8.00%, 08/25/23 - 07/25/24 (e)	456	39
8.50%, 07/25/22 (e)**	1	—
		151,796
Asset Backed - 1.5%
American Express Credit Account Master Trust
3.18%, 04/15/24	104,000	104,633
CarMax Auto Owner Trust 2018-3
3.13%, 06/15/23	4,877	4,921
	Principal Amount	Fair Value
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	$ 63,000	$ 63,227
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22	358	359
Nissan Auto Lease Trust 2020-A
1.80%, 05/16/22	2,373	2,376
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (g)	58,024	58,518
		234,034
Corporate Notes - 34.2%
3M Co.
3.13%, 09/19/46 (a)	2,000	2,119
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	17,000	16,689
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	6,787
4.90%, 11/30/46 (a)	8,000	10,918
AbbVie Inc.
2.60%, 11/21/24 (a)	10,000	10,548
2.95%, 11/21/26 (a)	7,000	7,525
3.20%, 05/14/26 - 11/21/29 (a)	14,000	15,189
3.25%, 10/01/22 (a)	6,000	6,168
3.45%, 03/15/22 (a)	12,000	12,203
4.05%, 11/21/39 (a)	3,000	3,483
4.25%, 11/21/49 (a)	8,000	9,592
4.63%, 10/01/42 (a)	2,000	2,472
4.88%, 11/14/48 (a)	3,000	3,890
5.00%, 12/15/21 (a)	9,000	9,085
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	9,000	10,063
AEP Texas Inc.
3.45%, 05/15/51	10,000	10,342
Aetna Inc.
3.50%, 11/15/24 (a)	8,000	8,655
Aircastle Ltd.
4.25%, 06/15/26 (a)	7,000	7,598
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	5,000	4,732
4.70%, 07/01/30 (a)	3,000	3,575
Ally Financial Inc.
5.75%, 11/20/25 (a)	6,000	6,882
Alphabet Inc.
1.10%, 08/15/30 (a)	6,000	5,699

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Altria Group Inc.
3.40%, 02/04/41 (a)	$ 6,000	$ 5,713
4.00%, 02/04/61 (a)	2,000	1,928
4.25%, 08/09/42 (a)	2,000	2,089
4.45%, 05/06/50 (a)	3,000	3,192
4.50%, 05/02/43 (a)	3,000	3,239
Amazon.com Inc.
1.50%, 06/03/30 (a)	2,000	1,960
2.50%, 06/03/50 (a)	3,000	2,834
2.70%, 06/03/60 (a)	3,000	2,859
2.88%, 05/12/41	6,000	6,194
3.15%, 08/22/27 (a)	2,000	2,210
3.25%, 05/12/61	5,000	5,293
4.05%, 08/22/47 (a)	3,000	3,658
Amcor Flexibles North America Inc.
2.69%, 05/25/31	10,000	10,195
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	5,483
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	4,000	4,360
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	3,000	3,018
3.25%, 03/01/50 (a)	3,000	2,996
American International Group Inc.
4.25%, 03/15/29 (a)	8,000	9,234
4.50%, 07/16/44 (a)	7,000	8,497
American Tower Corp.
1.50%, 01/31/28 (a)	8,000	7,792
2.90%, 01/15/30 (a)	16,000	16,820
3.70%, 10/15/49 (a)	3,000	3,251
3.80%, 08/15/29 (a)	8,000	8,923
American Water Capital Corp.
2.95%, 09/01/27 (a)	9,000	9,721
Amgen Inc.
2.45%, 02/21/30 (a)	2,000	2,062
3.15%, 02/21/40	7,000	7,280
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	8,000	9,812
4.90%, 02/01/46 (a)	9,000	11,384
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	6,000	6,668
4.00%, 04/13/28 (a)	4,000	4,554
	Principal Amount	Fair Value
4.35%, 06/01/40 (a)	$ 5,000	$ 5,950
4.38%, 04/15/38 (a)	9,000	10,726
4.50%, 06/01/50 (a)	3,000	3,658
4.75%, 04/15/58 (a)	7,000	8,770
5.55%, 01/23/49 (a)	2,000	2,750
Anthem Inc.
2.88%, 09/15/29 (a)	3,000	3,192
3.30%, 01/15/23 (a)	6,000	6,260
3.60%, 03/15/51	3,000	3,297
3.70%, 09/15/49 (a)	3,000	3,335
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	11,000	11,169
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (c)(g)	10,000	10,370
Apple Inc.
2.20%, 09/11/29 (a)	5,000	5,202
2.65%, 02/08/51 (a)	7,000	6,867
2.80%, 02/08/61 (a)	6,000	5,869
2.95%, 09/11/49 (a)	3,000	3,111
3.35%, 02/09/27 (a)	5,000	5,550
3.45%, 02/09/45 (a)	8,000	8,972
Applied Materials Inc.
4.35%, 04/01/47 (a)	4,000	5,097
Aptiv PLC
4.40%, 10/01/46 (a)	5,000	5,837
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	4,254
Ares Capital Corp.
2.88%, 06/15/28	15,000	15,213
Arthur J Gallagher & Co.
2.50%, 05/20/31	23,000	23,245
3.50%, 05/20/51	5,000	5,243
Ascension Health
4.85%, 11/15/53 (a)	10,000	14,048
Astrazeneca Finance LLC
1.75%, 05/28/28	10,000	9,995
2.25%, 05/28/31	5,000	5,070
AstraZeneca PLC
3.00%, 05/28/51	5,000	5,140
4.00%, 01/17/29 (a)	3,000	3,448
4.38%, 08/17/48 (a)	2,000	2,522
AT&T Inc.
1.70%, 03/25/26	35,000	35,376
2.30%, 06/01/27 (a)	20,000	20,698
2.75%, 06/01/31 (a)	11,000	11,435
3.30%, 02/01/52 (a)	4,000	3,896

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.85%, 06/01/60 (a)	$ 8,000	$ 8,439
4.35%, 03/01/29 (a)	2,000	2,315
4.45%, 04/01/24 (a)	7,000	7,649
4.50%, 05/15/35 (a)	5,000	5,868
4.55%, 03/09/49 (a)	2,000	2,347
4.75%, 05/15/46 (a)	2,000	2,430
4.80%, 06/15/44 (a)	2,000	2,405
4.85%, 03/01/39 (a)	6,000	7,294
5.25%, 03/01/37 (a)	3,000	3,784
5.35%, 12/15/43 (a)	7,000	8,749
5.45%, 03/01/47 (a)	2,000	2,639
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	4,470
6.15%, 04/03/30 (a)	9,000	11,367
Avangrid Inc.
3.15%, 12/01/24 (a)	9,000	9,639
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26	10,000	10,242
Bank of America Corp.
4.18%, 11/25/27 (a)	11,000	12,316
4.25%, 10/22/26 (a)	11,000	12,419
Bank of America Corp. (1.73% fixed rate until 07/22/26; 0.96% + SOFR thereafter)
1.73%, 07/22/27 (c)	17,000	17,140
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (c)	15,000	15,123
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(c)	30,000	30,882
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(c)	8,000	8,121
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	2,156
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(c)	11,000	12,163
	Principal Amount	Fair Value
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(c)	$ 3,000	$ 3,471
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(c)	3,000	3,448
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(c)	10,000	10,331
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(c)	3,000	3,718
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	4,128
BAT Capital Corp.
2.73%, 03/25/31 (a)	6,000	5,910
4.39%, 08/15/37 (a)	5,000	5,395
4.54%, 08/15/47 (a)	2,000	2,109
4.70%, 04/02/27 (a)	5,000	5,649
4.91%, 04/02/30 (a)	4,000	4,597
BAT International Finance PLC
1.67%, 03/25/26 (a)	5,000	5,006
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	9,000	9,196
3.70%, 06/06/27 (a)	10,000	11,116
3.73%, 12/15/24 (a)	2,000	2,178
4.67%, 06/06/47 (a)	3,000	3,739
4.69%, 12/15/44 (a)	2,000	2,494
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	2,198
3.70%, 07/15/30	3,000	3,400
3.80%, 07/15/48 (a)	3,000	3,408
4.25%, 10/15/50	2,000	2,454
6.13%, 04/01/36 (a)	3,000	4,227
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	18,000	17,593
2.85%, 10/15/50 (a)	2,000	1,994
4.25%, 01/15/49 (a)	6,000	7,452

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	$ 11,000	$ 11,637
Biogen Inc.
2.25%, 05/01/30 (a)	3,000	3,008
Block Financial LLC
2.50%, 07/15/28	5,000	5,019
3.88%, 08/15/30 (a)	3,000	3,244
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	8,000	9,278
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	2,560
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	4,000	3,885
3.02%, 01/16/27 (a)	11,000	11,866
3.38%, 02/08/61 (a)	8,000	8,039
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(c)	8,000	8,536
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	8,000	8,780
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,933
2.35%, 11/13/40 (a)	2,000	1,925
3.20%, 06/15/26 (a)	3,000	3,293
3.40%, 07/26/29 (a)	5,000	5,601
3.45%, 11/15/27 (a)	2,000	2,230
4.13%, 06/15/39 (a)	3,000	3,627
4.25%, 10/26/49 (a)	3,000	3,789
4.55%, 02/20/48 (a)	2,000	2,610
5.00%, 08/15/45 (a)	2,000	2,737
Brixmor Operating Partnership LP
2.25%, 04/01/28	10,000	10,005
Broadcom Inc.
3.15%, 11/15/25 (a)	3,000	3,218
3.42%, 04/15/33 (g)	6,000	6,326
3.47%, 04/15/34 (g)	2,000	2,117
4.15%, 11/15/30 (a)	18,000	20,199
4.30%, 11/15/32 (a)	6,000	6,832
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	2,355
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	3,308
	Principal Amount	Fair Value
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	$ 6,000	$ 7,361
4.55%, 09/01/44 (a)	9,000	11,471
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	7,000	7,710
4.95%, 06/01/47 (a)	2,000	2,495
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	10,000	10,956
Capital One Financial Corp.
3.75%, 07/28/26 (a)	9,000	9,928
4.75%, 07/15/21 (a)	12,000	12,019
Cardinal Health Inc.
2.62%, 06/15/22 (a)	4,000	4,080
3.08%, 06/15/24 (a)	4,000	4,244
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	3,110
3.58%, 04/05/50 (a)	3,000	3,184
Caterpillar Inc.
3.25%, 09/19/49 (a)	5,000	5,513
Centene Corp.
3.38%, 02/15/30 (a)	8,000	8,361
4.25%, 12/15/27 (a)	23,000	24,263
5.38%, 08/15/26 (a)(g)	33,000	34,488
CenterPoint Energy Inc.
2.65%, 06/01/31	5,000	5,102
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	6,000	6,041
3.70%, 04/01/51	9,000	8,956
4.46%, 07/23/22 (a)	11,000	11,386
4.80%, 03/01/50 (a)	6,000	6,913
4.91%, 07/23/25 (a)	5,000	5,669
5.05%, 03/30/29 (a)	18,000	21,278
5.75%, 04/01/48 (a)	5,000	6,381
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	8,030
Chevron Corp.
2.98%, 05/11/40 (a)	3,000	3,137
Chevron USA Inc.
3.85%, 01/15/28 (a)	4,000	4,560
3.90%, 11/15/24 (a)	4,000	4,386
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	3,000	3,248

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	$ 8,000	$ 10,116
Cigna Corp.
2.40%, 03/15/30 (a)	3,000	3,063
3.25%, 04/15/25 (a)	7,000	7,544
3.40%, 03/01/27 (a)	5,000	5,487
3.75%, 07/15/23 (a)	2,000	2,129
3.88%, 10/15/47 (a)	2,000	2,236
4.13%, 11/15/25 (a)	7,000	7,846
4.38%, 10/15/28 (a)	3,000	3,492
4.80%, 08/15/38 (a)	3,000	3,737
Cisco Systems Inc.
5.90%, 02/15/39 (a)	3,000	4,366
Citigroup Inc.
4.13%, 07/25/28 (a)	25,000	28,192
4.45%, 09/29/27 (a)	4,000	4,568
4.65%, 07/23/48 (a)	13,000	17,028
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (c)	7,000	7,017
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(c)	19,000	19,402
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (c)	5,000	5,094
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(c)	7,000	7,178
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	21,000	22,275
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(c)	7,000	8,034
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(c)	12,000	12,372
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	2,280
CMS Energy Corp.
4.88%, 03/01/44 (a)	9,000	11,502
	Principal Amount	Fair Value
CNA Financial Corp.
3.45%, 08/15/27 (a)	$ 5,000	$ 5,478
3.90%, 05/01/29 (a)	10,000	11,246
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	10,000	10,252
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	7,000	9,188
Comcast Corp.
2.65%, 08/15/62 (a)	2,000	1,825
2.80%, 01/15/51 (a)	3,000	2,887
3.10%, 04/01/25 (a)	5,000	5,394
3.20%, 07/15/36 (a)	5,000	5,353
3.25%, 11/01/39 (a)	7,000	7,449
3.45%, 02/01/50 (a)	3,000	3,250
3.97%, 11/01/47 (a)	3,000	3,500
4.15%, 10/15/28 (a)	5,000	5,790
4.60%, 08/15/45 (a)	3,000	3,770
4.70%, 10/15/48 (a)	2,000	2,593
CommonSpirit Health
4.35%, 11/01/42	16,000	18,699
Conagra Brands Inc.
5.30%, 11/01/38 (a)	3,000	3,816
5.40%, 11/01/48 (a)	2,000	2,673
ConocoPhillips
3.75%, 10/01/27 (a)(g)	3,000	3,370
4.88%, 10/01/47 (a)(g)	4,000	5,254
ConocoPhillips Co.
4.30%, 11/15/44 (a)	6,000	7,231
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	3,000	3,303
3.88%, 06/15/47 (a)	2,000	2,244
3.95%, 04/01/50 (a)	3,000	3,412
Constellation Brands Inc.
3.15%, 08/01/29 (a)	6,000	6,449
3.70%, 12/06/26 (a)	6,000	6,674
4.50%, 05/09/47 (a)	6,000	7,256
Continental Resources Inc.
3.80%, 06/01/24	29,000	30,668
4.50%, 04/15/23 (a)	7,000	7,301
Corning Inc.
4.38%, 11/15/57 (a)	4,000	4,767
Corporate Office Properties LP
2.25%, 03/15/26 (a)	5,000	5,140
2.75%, 04/15/31	5,000	5,039
Crown Castle International Corp.
3.30%, 07/01/30 (a)	24,000	25,778

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
5.20%, 02/15/49 (a)	$ 4,000	$ 5,197
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	12,000	15,107
CubeSmart LP
4.38%, 02/15/29 (a)	7,000	8,008
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	4,313
3.25%, 08/15/29 (a)	3,000	3,262
3.63%, 04/01/27 (a)	3,000	3,319
3.75%, 04/01/30 (a)	3,000	3,363
4.25%, 04/01/50 (a)	3,000	3,566
4.30%, 03/25/28 (a)	2,000	2,298
4.78%, 03/25/38 (a)	3,000	3,690
5.00%, 12/01/24 (a)	6,000	6,746
5.13%, 07/20/45 (a)	2,000	2,596
5.30%, 12/05/43 (a)	4,000	5,289
Dell International LLC/EMC Corp.
4.00%, 07/15/24	9,000	9,783
5.45%, 06/15/23	5,000	5,424
6.02%, 06/15/26	3,000	3,598
8.35%, 07/15/46	2,000	3,272
Devon Energy Corp.
5.00%, 06/15/45 (a)	4,000	4,707
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,000	2,094
3.25%, 11/15/39 (a)	3,000	3,218
3.40%, 11/15/49 (a)	3,000	3,300
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	10,000	10,571
3.13%, 03/24/31	6,000	6,238
3.25%, 12/01/26 (a)	3,000	3,215
3.50%, 12/01/29 (a)	3,000	3,216
4.40%, 03/24/51	3,000	3,389
Digital Realty Trust LP
3.60%, 07/01/29 (a)	10,000	11,118
Discovery Communications LLC
2.95%, 03/20/23 (a)	5,000	5,202
3.95%, 03/20/28 (a)	16,000	17,814
4.95%, 05/15/42 (a)	2,000	2,374
5.00%, 09/20/37 (a)	3,000	3,633
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	4,399
4.13%, 04/03/50 (a)	4,000	4,688
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	7,725
	Principal Amount	Fair Value
Dominion Energy Inc.
3.07%, 08/15/24 (a)(b)	$ 5,000	$ 5,304
3.38%, 04/01/30 (a)	8,000	8,722
Dover Corp.
2.95%, 11/04/29 (a)	3,000	3,224
DTE Energy Co.
2.85%, 10/01/26 (a)	8,000	8,528
3.85%, 12/01/23 (a)	7,000	7,489
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	3,521
Duke Energy Corp.
2.55%, 06/15/31	9,000	9,126
3.30%, 06/15/41	9,000	9,212
3.50%, 06/15/51	9,000	9,305
3.75%, 09/01/46 (a)	15,000	15,993
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (c)	9,000	9,605
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	11,000	13,284
Duke Realty LP
3.05%, 03/01/50 (a)	5,000	4,936
3.25%, 06/30/26 (a)	4,000	4,341
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	9,000	9,778
Eastman Chemical Co.
4.65%, 10/15/44 (a)	4,000	4,860
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	2,176
Ecolab Inc.
1.30%, 01/30/31 (a)	3,000	2,836
Edison International
4.95%, 04/15/25 (a)	10,000	11,082
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	11,000	11,280
Electronic Arts Inc.
1.85%, 02/15/31 (a)	3,000	2,901
Eli Lilly & Co.
3.95%, 03/15/49 (a)	6,000	7,283
Emera US Finance LP
2.64%, 06/15/31 (g)	10,000	10,065
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	2,048
2.75%, 10/15/50 (a)	2,000	2,000
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	10,000	9,873
1.78%, 03/17/31 (a)(g)	19,000	18,235

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	$ 2,000	$ 2,577
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	11,000	12,302
Energy Transfer LP
4.25%, 03/15/23 (a)	8,000	8,396
4.50%, 04/15/24 (a)	2,000	2,178
4.95%, 06/15/28 (a)	4,000	4,639
5.30%, 04/01/44 - 04/15/47 (a)	7,000	8,143
5.35%, 05/15/45	6,000	6,944
6.50%, 02/01/42 (a)	6,000	7,789
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (c)	19,000	19,100
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	4,288
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	7,000	8,052
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(c)	5,000	5,237
EOG Resources Inc.
4.38%, 04/15/30 (a)	3,000	3,556
4.95%, 04/15/50 (a)	3,000	4,008
5.10%, 01/15/36 (a)	2,000	2,483
Equinix Inc.
1.25%, 07/15/25 (a)	10,000	10,029
2.15%, 07/15/30 (a)	8,000	7,947
Equinor ASA
3.25%, 11/18/49 (a)	4,000	4,235
ERP Operating LP
4.50%, 07/01/44 (a)	9,000	11,340
Eversource Energy
3.45%, 01/15/50 (a)	5,000	5,283
Exelon Corp.
3.50%, 06/01/22 (a)	9,000	9,229
4.05%, 04/15/30 (a)	7,000	7,970
4.45%, 04/15/46 (a)	5,000	6,066
4.70%, 04/15/50 (a)	4,000	5,051
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	11,000	11,602
	Principal Amount	Fair Value
3.45%, 04/15/51 (a)	$ 8,000	$ 8,705
FedEx Corp.
4.10%, 02/01/45 (a)	13,000	14,858
Fidelity National Information Services Inc.
1.15%, 03/01/26	12,000	11,905
1.65%, 03/01/28 (a)	3,000	2,982
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	8,119
Fiserv Inc.
3.50%, 07/01/29 (a)	3,000	3,302
4.40%, 07/01/49 (a)	3,000	3,614
Florida Power & Light Co.
2.85%, 04/01/25 (a)	10,000	10,686
4.13%, 02/01/42 (a)	13,000	15,842
Flowers Foods Inc.
2.40%, 03/15/31	3,000	3,006
Ford Motor Co.
4.35%, 12/08/26 (a)	6,000	6,441
Fox Corp.
3.50%, 04/08/30 (a)	4,000	4,408
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	5,000	5,060
General Dynamics Corp.
4.25%, 04/01/50 (a)	9,000	11,527
General Mills Inc.
3.00%, 02/01/51 (a)(g)	5,000	5,038
General Motors Co.
5.20%, 04/01/45 (a)	3,000	3,715
5.40%, 04/01/48 (a)	2,000	2,547
6.13%, 10/01/25 (a)	8,000	9,470
6.80%, 10/01/27 (a)	3,000	3,777
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	10,000	9,934
2.35%, 01/08/31 (a)	4,000	3,946
3.45%, 01/14/22 - 04/10/22 (a)	19,000	19,302
4.20%, 11/06/21 (a)	4,000	4,053
5.25%, 03/01/26 (a)	8,000	9,242
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	11,000	11,276
3.60%, 03/01/25 (a)(g)	11,000	11,963
Gilead Sciences Inc.
1.65%, 10/01/30 (a)	3,000	2,901
2.60%, 10/01/40 (a)	2,000	1,927
2.80%, 10/01/50 (a)	4,000	3,843
3.50%, 02/01/25 (a)	4,000	4,334
3.65%, 03/01/26 (a)	2,000	2,206

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.15%, 03/01/47 (a)	$ 5,000	$ 5,884
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	7,000	7,391
3.63%, 05/15/25 (a)	6,000	6,620
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	7,000	7,781
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(g)	11,000	11,513
4.95%, 11/15/21 (a)(g)	7,000	7,114
Glencore Funding LLC
3.88%, 04/27/51 (g)	9,000	9,445
Graphic Packaging International LLC
1.51%, 04/15/26 (g)	15,000	14,922
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	10,000	10,204
2.60%, 10/15/25 (a)(g)	10,000	10,287
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	4,884
HCA Inc.
3.50%, 09/01/30 - 07/15/51	21,000	21,972
5.38%, 02/01/25	10,000	11,279
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	5,000	5,019
3.20%, 06/01/50 (a)(g)	4,000	4,138
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	5,000	4,841
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,501
5.80%, 04/01/47 (a)	2,000	2,611
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	4,051
Highwoods Realty LP
4.13%, 03/15/28 (a)	7,000	7,850
4.20%, 04/15/29 (a)	11,000	12,378
Honeywell International Inc.
2.70%, 08/15/29 (a)	2,000	2,146
Hormel Foods Corp.
1.80%, 06/11/30 (a)	9,000	8,935
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	12,000	12,507
Huntsman International LLC
2.95%, 06/15/31	5,000	5,086
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	10,000	9,873
3.10%, 04/05/22 (a)(g)	7,000	7,127
	Principal Amount	Fair Value
Indiana Michigan Power Co.
3.25%, 05/01/51	$ 5,000	$ 5,235
Ingredion Inc.
3.90%, 06/01/50 (a)	2,000	2,245
Intel Corp.
2.45%, 11/15/29 (a)	10,000	10,533
2.60%, 05/19/26 (a)	8,000	8,556
2.88%, 05/11/24 (a)	3,000	3,190
3.10%, 02/15/60 (a)	5,000	5,108
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	2,000	1,898
2.65%, 09/15/40 (a)	2,000	1,917
International Paper Co.
4.40%, 08/15/47 (a)	5,000	6,255
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	8,656
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	8,000	8,433
Jabil Inc.
3.95%, 01/12/28 (a)	2,000	2,224
Jefferies Group LLC
5.13%, 01/20/23 (a)	10,000	10,693
John Deere Capital Corp.
2.45%, 01/09/30 (a)	12,000	12,628
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	3,497
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	3,763
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (c)	12,000	12,064
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(c)	22,000	23,122
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (c)	6,000	6,247
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	2,303

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(c)	$ 10,000	$ 11,620
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(c)	4,000	4,531
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(c)	7,000	8,245
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(c)	12,000	14,222
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(c)	12,000	12,425
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(c)	7,000	7,654
Kaiser Foundation Hospitals
3.00%, 06/01/51	5,000	5,158
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	3,251
3.80%, 05/01/50 (a)	2,000	2,253
4.50%, 11/15/45 (a)	3,000	3,660
KeyCorp
2.25%, 04/06/27 (a)	11,000	11,409
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	2,327
5.00%, 03/01/43 (a)	2,000	2,405
6.38%, 03/01/41 (a)	4,000	5,531
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	9,000	10,920
KLA Corp.
3.30%, 03/01/50 (a)	3,000	3,187
4.10%, 03/15/29 (a)	9,000	10,377
4.65%, 11/01/24 (a)	6,000	6,700
Kohl's Corp.
3.38%, 05/01/31	9,000	9,323
5.55%, 07/17/45 (a)	5,000	5,996
	Principal Amount	Fair Value
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	$ 4,000	$ 4,491
Lear Corp.
4.25%, 05/15/29 (a)	5,000	5,646
Leidos Inc.
2.95%, 05/15/23	11,000	11,436
3.63%, 05/15/25	5,000	5,430
4.38%, 05/15/30	11,000	12,480
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	3,000	3,295
Life Storage LP
2.20%, 10/15/30 (a)	10,000	9,877
Lincoln National Corp.
4.35%, 03/01/48 (a)	7,000	8,363
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	5,000	6,285
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	3,000	2,926
1.70%, 10/15/30 (a)	3,000	2,878
3.00%, 10/15/50 (a)	5,000	4,926
4.05%, 05/03/47 (a)	4,000	4,609
LYB International Finance III LLC
1.25%, 10/01/25 (a)	5,000	4,994
3.63%, 04/01/51 (a)	3,000	3,177
3.80%, 10/01/60 (a)	3,000	3,168
Marathon Oil Corp.
3.85%, 06/01/25 (a)	7,000	7,625
Marvell Technology Inc.
1.65%, 04/15/26 (g)	20,000	19,993
2.45%, 04/15/28 (g)	10,000	10,192
2.95%, 04/15/31 (g)	10,000	10,368
Masco Corp.
3.50%, 11/15/27 (a)	2,000	2,198
McCormick & Company Inc.
1.85%, 02/15/31 (a)	3,000	2,900
3.25%, 11/15/25 (a)	20,000	21,684
McDonald's Corp.
3.60%, 07/01/30 (a)	8,000	8,996
3.63%, 09/01/49 (a)	3,000	3,324
4.88%, 12/09/45 (a)	8,000	10,299
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,623
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	14,000	17,690
Merck & Company Inc.
2.45%, 06/24/50 (a)	3,000	2,828
2.75%, 02/10/25 (a)	7,000	7,458

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.00%, 03/07/49 (a)	$ 2,000	$ 2,446
MetLife Inc.
4.72%, 12/15/44 (a)	10,000	12,996
Microchip Technology Inc.
2.67%, 09/01/23	17,000	17,703
Micron Technology Inc.
2.50%, 04/24/23 (a)	10,000	10,334
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	4,263
2.68%, 06/01/60 (a)	3,000	2,987
2.92%, 03/17/52	17,000	18,033
3.04%, 03/17/62	5,000	5,346
3.45%, 08/08/36 (a)	3,000	3,467
3.50%, 02/12/35 (a)	3,000	3,478
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	7,000	7,005
4.20%, 07/15/46 (a)	4,000	4,452
Morgan Stanley
3.70%, 10/23/24 (a)	7,000	7,632
3.95%, 04/23/27 (a)	5,000	5,585
4.35%, 09/08/26 (a)	12,000	13,599
5.00%, 11/24/25 (a)	16,000	18,454
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	10,000	9,822
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(c)	20,000	22,339
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(c)	10,000	11,732
MPLX LP
2.65%, 08/15/30 (a)	3,000	3,032
3.38%, 03/15/23 (a)	5,000	5,226
MPLX LP (1.22% fixed rate until 08/02/21; 1.10% + 3 month USD LIBOR thereafter)
1.22%, 09/09/22 (a)(c)	10,000	10,006
Mylan Inc.
5.20%, 04/15/48 (a)	3,000	3,684
National Retail Properties Inc.
4.00%, 11/15/25 (a)	6,000	6,650
NewMarket Corp.
2.70%, 03/18/31	5,000	5,008
	Principal Amount	Fair Value
Newmont Corp.
4.88%, 03/15/42 (a)	$ 5,000	$ 6,352
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	11,000	11,929
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	5,825
NGPL PipeCo LLC
3.25%, 07/15/31 (g)	10,000	10,311
NIKE Inc.
3.38%, 03/27/50 (a)	2,000	2,258
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	5,536
3.95%, 03/30/48 (a)	2,000	2,286
Nordstrom Inc.
4.00%, 03/15/27	15,000	15,610
4.25%, 08/01/31 (g)	5,000	5,221
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	4,602
NOV Inc.
3.60%, 12/01/29 (a)	7,000	7,320
Novant Health Inc.
3.32%, 11/01/61	5,000	5,303
Novartis Capital Corp.
2.20%, 08/14/30 (a)	6,000	6,205
3.00%, 11/20/25 (a)	3,000	3,255
Nutrien Ltd.
4.90%, 06/01/43 (a)	4,000	5,055
NVIDIA Corp.
2.85%, 04/01/30 (a)	16,000	17,323
3.50%, 04/01/50 (a)	2,000	2,262
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (g)	8,000	8,112
2.70%, 05/01/25 (a)(g)	18,000	18,977
3.25%, 05/11/41 (g)	7,000	7,178
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	4,000	4,090
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	3,263
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	2,000	2,340
ONEOK Inc.
4.35%, 03/15/29 (a)	4,000	4,516

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Oracle Corp.
1.65%, 03/25/26	$ 10,000	$ 10,139
2.30%, 03/25/28	2,000	2,054
2.40%, 09/15/23 (a)	4,000	4,149
2.65%, 07/15/26 (a)	5,000	5,277
2.88%, 03/25/31	5,000	5,206
2.95%, 04/01/30 (a)	9,000	9,486
3.60%, 04/01/50 (a)	4,000	4,110
3.65%, 03/25/41	5,000	5,311
3.80%, 11/15/37 (a)	3,000	3,289
3.95%, 03/25/51	5,000	5,464
4.00%, 07/15/46 - 11/15/47 (a)	11,000	11,967
4.10%, 03/25/61	5,000	5,541
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	5,000	5,197
2.57%, 02/15/30 (a)	3,000	3,109
3.36%, 02/15/50 (a)	3,000	3,159
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	21,000	23,371
Owens Corning
4.40%, 01/30/48 (a)	3,000	3,541
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,914
2.50%, 02/01/31 (a)	6,000	5,630
3.00%, 06/15/28	5,000	5,022
3.30%, 08/01/40 (a)	6,000	5,457
3.50%, 08/01/50 (a)	3,000	2,670
4.30%, 03/15/45 (a)	6,000	5,776
PacifiCorp
2.70%, 09/15/30 (a)	3,000	3,151
6.25%, 10/15/37 (a)	2,000	2,851
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	3,282
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(c)	11,000	11,486
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	8,000	8,580
3.25%, 06/01/50 (a)	2,000	2,175
PepsiCo Inc.
1.63%, 05/01/30 (a)	3,000	2,961
2.63%, 07/29/29 (a)	8,000	8,566
3.45%, 10/06/46 (a)	4,000	4,490
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	9,838
5.63%, 01/23/46 (a)	10,000	8,162
6.35%, 02/12/48 (a)	10,000	8,509
	Principal Amount	Fair Value
6.50%, 03/13/27 (a)	$ 15,000	$ 15,818
7.69%, 01/23/50 (a)	10,000	9,625
Pfizer Inc.
2.70%, 05/28/50 (a)	10,000	9,970
3.45%, 03/15/29 (a)	2,000	2,250
3.60%, 09/15/28 (a)	5,000	5,663
3.90%, 03/15/39 (a)	3,000	3,576
4.40%, 05/15/44 (a)	2,000	2,565
Philip Morris International Inc.
1.50%, 05/01/25 (a)	4,000	4,081
2.10%, 05/01/30 (a)	3,000	2,992
4.13%, 03/04/43 (a)	2,000	2,286
Phillips 66
2.15%, 12/15/30 (a)	15,000	14,757
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	10,000	10,510
3.75%, 03/01/28 (a)	3,000	3,286
4.68%, 02/15/45 (a)	4,000	4,578
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	12,000	11,880
2.15%, 01/15/31 (a)	5,000	4,907
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	3,164
3.65%, 06/01/22 (a)	11,000	11,225
Precision Castparts Corp.
4.38%, 06/15/45 (a)	8,000	9,708
Prospect Capital Corp.
3.36%, 11/15/26	10,000	10,020
Prudential Financial Inc.
3.94%, 12/07/49 (a)	6,000	7,041
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	12,000	14,052
Public Service Company of Colorado
3.70%, 06/15/28 (a)	5,000	5,648
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	8,265
PVH Corp.
4.63%, 07/10/25 (a)	10,000	11,158
QUALCOMM Inc.
1.30%, 05/20/28 (a)	3,000	2,936
4.30%, 05/20/47 (a)	3,000	3,777

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	$ 9,000	$ 9,787
3.50%, 03/15/27 (a)	3,000	3,310
3.95%, 08/16/25 (a)	2,000	2,224
4.15%, 05/15/45 (a)	3,000	3,558
4.45%, 11/16/38 (a)	2,000	2,421
Realty Income Corp.
3.00%, 01/15/27 (a)	5,000	5,401
3.25%, 01/15/31 (a)	5,000	5,456
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	8,000	7,589
2.80%, 09/15/50 (a)	3,000	2,735
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	8,000	7,897
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,435
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	4,875
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	4,000	5,007
Rogers Communications Inc.
5.00%, 03/15/44 (a)	2,000	2,502
Roper Technologies Inc.
2.95%, 09/15/29 (a)	2,000	2,139
Ross Stores Inc.
4.70%, 04/15/27 (a)	3,000	3,477
Royalty Pharma PLC
0.75%, 09/02/23 (a)(g)	5,000	5,015
1.20%, 09/02/25 (a)(g)	5,000	4,958
1.75%, 09/02/27 (a)(g)	3,000	2,957
2.20%, 09/02/30 (a)(g)	3,000	2,943
RPM International Inc.
3.75%, 03/15/27 (a)	2,000	2,196
Ryder System Inc.
2.90%, 12/01/26 (a)	9,000	9,641
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	2,000	2,259
4.50%, 05/15/30 (a)	3,000	3,461
5.00%, 03/15/27 (a)	2,000	2,309
5.88%, 06/30/26 (a)	9,000	10,651
Salesforce.com Inc.
1.95%, 07/15/31	10,000	10,015
2.70%, 07/15/41 (d)	5,000	5,031
2.90%, 07/15/51	12,000	12,126
3.05%, 07/15/61	5,000	5,081
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	6,000	6,699
	Principal Amount	Fair Value
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	$ 5,000	$ 6,265
Sempra Energy
3.80%, 02/01/38 (a)	2,000	2,231
4.00%, 02/01/48 (a)	4,000	4,486
Shell International Finance BV
2.38%, 08/21/22 (a)	11,000	11,260
3.13%, 11/07/49 (a)	7,000	7,245
3.75%, 09/12/46 (a)	7,000	7,918
4.13%, 05/11/35 (a)	8,000	9,502
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	3,000	3,140
3.20%, 09/23/26 (a)	3,000	3,256
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	4,357
Skyworks Solutions Inc.
1.80%, 06/01/26	10,000	10,141
South Jersey Industries Inc.
5.02%, 04/15/31	12,000	12,663
Southern California Edison Co.
2.40%, 02/01/22 (a)	10,000	10,085
4.00%, 04/01/47 (a)	12,000	12,636
4.20%, 03/01/29 (a)	11,000	12,426
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	6,000	6,675
4.40%, 05/30/47 (a)	2,000	2,356
Southern Copper Corp.
5.88%, 04/23/45 (a)	8,000	11,182
Southwest Airlines Co.
2.63%, 02/10/30 (a)	9,000	9,231
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	5,303
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	2,174
4.50%, 03/15/45 (a)	3,000	3,524
Spirit Realty LP
4.00%, 07/15/29 (a)	10,000	11,114
Starbucks Corp.
4.00%, 11/15/28 (a)	6,000	6,905
Stryker Corp.
1.95%, 06/15/30 (a)	9,000	8,902
2.90%, 06/15/50 (a)	3,000	3,014
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	3,315

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Sysco Corp.
3.25%, 07/15/27 (a)	$ 2,000	$ 2,169
Tampa Electric Co.
2.40%, 03/15/31	10,000	10,244
3.45%, 03/15/51	5,000	5,488
4.35%, 05/15/44 (a)	13,000	15,681
Tapestry Inc.
4.13%, 07/15/27 (a)	2,000	2,187
4.25%, 04/01/25 (a)	30,000	32,629
Target Corp.
2.50%, 04/15/26 (a)	3,000	3,227
Teck Resources Ltd.
3.90%, 07/15/30 (a)	17,000	18,361
5.40%, 02/01/43 (a)	2,000	2,437
Teledyne Technologies Inc.
2.25%, 04/01/28	6,000	6,113
Texas Instruments Inc.
3.88%, 03/15/39 (a)	4,000	4,802
The Allstate Corp.
4.20%, 12/15/46 (a)	3,000	3,691
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	11,000	11,940
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(c)	6,000	6,618
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(c)	8,000	8,193
The Boeing Co.
2.20%, 02/04/26 (a)	13,000	13,123
2.70%, 02/01/27 (a)	11,000	11,367
2.95%, 02/01/30 (a)	8,000	8,192
3.25%, 03/01/28 (a)	3,000	3,165
3.75%, 02/01/50 (a)	2,000	2,063
5.04%, 05/01/27 (a)	12,000	13,853
5.15%, 05/01/30 (a)	9,000	10,665
5.81%, 05/01/50 (a)	5,000	6,746
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(c)	11,000	11,249
	Principal Amount	Fair Value
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	$ 8,000	$ 9,243
The Clorox Co.
1.80%, 05/15/30 (a)	8,000	7,868
The Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,888
2.75%, 06/01/60 (a)	3,000	2,941
The Dow Chemical Co.
2.10%, 11/15/30 (a)	9,000	8,913
3.60%, 11/15/50 (a)	3,000	3,234
4.25%, 10/01/34 (a)	3,000	3,470
5.55%, 11/30/48 (a)	2,000	2,808
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	3,000	3,134
The George Washington University
4.13%, 09/15/48	8,000	9,928
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	17,000	18,470
3.85%, 01/26/27 (a)	11,000	12,131
4.25%, 10/21/25 (a)	2,000	2,238
5.15%, 05/22/45 (a)	5,000	6,668
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (c)	15,000	14,954
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(c)	11,000	10,682
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(c)	11,000	11,247
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (c)	5,000	5,232

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(c)	$ 4,000	$ 4,473
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(c)	6,000	7,035
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(c)	6,000	6,850
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	11,000	11,589
The Hartford Financial Services Group Inc. (2.28% fixed rate until 06/28/21; 2.13% + 3 month USD LIBOR thereafter)
2.28%, 02/12/67 (a)(c)(g)	10,000	9,636
The Home Depot Inc.
2.70%, 04/15/30 (a)	2,000	2,140
3.35%, 04/15/50 (a)	3,000	3,320
3.50%, 09/15/56 (a)	5,000	5,651
3.90%, 12/06/28 (a)	4,000	4,649
4.50%, 12/06/48 (a)	2,000	2,600
The Kroger Co.
2.20%, 05/01/30 (a)	2,000	2,011
2.95%, 11/01/21 (a)	7,000	7,047
4.65%, 01/15/48 (a)	2,000	2,452
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (g)	10,000	10,677
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	10,000	11,065
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	14,000	13,491
The Walt Disney Co.
2.65%, 01/13/31 (a)	8,000	8,402
3.38%, 11/15/26 (a)	3,000	3,309
3.60%, 01/13/51 (a)	2,000	2,267
4.75%, 11/15/46 (a)	2,000	2,603
	Principal Amount	Fair Value
6.65%, 11/15/37 (a)	$ 6,000	$ 9,069
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	3,331
4.85%, 03/01/48 (a)	5,000	6,086
4.90%, 01/15/45 (a)	6,000	7,256
5.40%, 03/04/44 (a)	2,000	2,531
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	4,079
T-Mobile USA Inc.
3.50%, 04/15/25	7,000	7,591
3.75%, 04/15/27	11,000	12,156
3.88%, 04/15/30	14,000	15,627
Total Capital International S.A.
3.46%, 02/19/29 (a)	5,000	5,575
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	7,000	7,559
3.80%, 03/21/29 (a)	4,000	4,515
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	8,000	9,200
4.88%, 01/15/26 (a)	3,000	3,448
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	11,000	11,888
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	4,000	4,530
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(c)	11,000	11,675
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	4,818
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	3,000	3,236
Tyson Foods Inc.
4.00%, 03/01/26 (a)	7,000	7,804
4.55%, 06/02/47 (a)	2,000	2,444
UDR Inc.
2.10%, 08/01/32 (a)	5,000	4,804
3.00%, 08/15/31 (a)	5,000	5,254
Union Pacific Corp.
3.50%, 06/08/23 (a)	8,000	8,466
3.80%, 04/06/71 (g)	5,000	5,538
4.10%, 09/15/67 (a)	5,000	5,826
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	10,000	10,083

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.45%, 12/15/48 (a)	$ 6,000	$ 7,679
4.75%, 07/15/45 (a)	8,000	10,488
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	2,000	2,203
Vale S.A.
5.63%, 09/11/42 (a)	5,000	6,255
Valero Energy Corp.
2.85%, 04/15/25 (a)	7,000	7,422
4.00%, 04/01/29 (a)	2,000	2,233
Ventas Realty LP
3.25%, 10/15/26 (a)	10,000	10,881
VEREIT Operating Partnership LP
2.85%, 12/15/32 (a)	5,000	5,229
Verizon Communications Inc.
1.45%, 03/20/26	10,000	10,092
2.10%, 03/22/28	10,000	10,212
2.55%, 03/21/31	10,000	10,231
3.00%, 03/22/27 (a)	27,000	29,036
3.40%, 03/22/41	4,000	4,237
3.55%, 03/22/51	3,000	3,206
3.70%, 03/22/61	5,000	5,363
4.40%, 11/01/34 (a)	5,000	5,962
4.52%, 09/15/48 (a)	4,000	4,938
4.86%, 08/21/46 (a)	2,000	2,584
5.25%, 03/16/37 (a)	3,000	3,957
ViacomCBS Inc.
2.90%, 01/15/27 (a)	5,000	5,317
3.70%, 06/01/28 (a)	2,000	2,226
5.25%, 04/01/44 (a)	3,000	3,836
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	5,878
Visa Inc.
2.00%, 08/15/50 (a)	2,000	1,768
2.05%, 04/15/30 (a)	3,000	3,086
2.70%, 04/15/40 (a)	6,000	6,206
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	9,000	9,514
Vodafone Group PLC
4.38%, 05/30/28 (a)	6,000	6,980
5.25%, 05/30/48 (a)	2,000	2,622
Vontier Corp.
2.40%, 04/01/28 (g)	13,000	12,905
2.95%, 04/01/31 (g)	8,000	8,031
Vornado Realty LP
2.15%, 06/01/26	10,000	10,144
3.40%, 06/01/31	5,000	5,156
3.50%, 01/15/25 (a)	4,000	4,258
	Principal Amount	Fair Value
Vulcan Materials Co.
3.90%, 04/01/27 (a)	$ 2,000	$ 2,254
Walmart Inc.
3.63%, 12/15/47 (a)	4,000	4,692
3.70%, 06/26/28 (a)	5,000	5,692
3.95%, 06/28/38 (a)	3,000	3,604
4.05%, 06/29/48 (a)	5,000	6,291
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	8,000	8,722
Wells Fargo & Co.
4.15%, 01/24/29 (a)	8,000	9,207
4.75%, 12/07/46 (a)	2,000	2,528
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(c)	5,000	5,108
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	10,000	10,382
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	39,000	40,440
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	10,000	10,254
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(c)	34,000	36,727
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (c)	9,000	10,100
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	7,000	7,262
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	7,000	7,683
Willis North America Inc.
3.60%, 05/15/24 (a)	6,000	6,452
3.88%, 09/15/49 (a)	6,000	6,787

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
WPP Finance 2010
3.75%, 09/19/24 (a)	$ 10,000	$ 10,889
WRKCo Inc.
3.00%, 09/15/24 (a)	4,000	4,242
Xcel Energy Inc.
3.40%, 06/01/30 (a)	3,000	3,296
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	3,239
3.90%, 08/20/28 (a)	4,000	4,555
		5,517,737
Non-Agency Collateralized Mortgage Obligations - 8.6%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.02%, 07/15/49 (a)(c)	23,000	25,349
BANK 2017-BNK7
3.18%, 09/15/60 (a)	158,000	170,912
BANK 2018-BNK15
4.41%, 11/15/61 (a)(c)	66,000	77,137
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	34,000	36,627
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	63,000	67,199
CFCRE Commercial Mortgage Trust 2016-C7
4.56%, 12/10/54 (a)(c)	20,000	19,839
Citigroup Commercial Mortgage Trust 2015-GC35
4.63%, 11/10/48 (a)(c)	33,000	31,795
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/48 (a)	98,000	107,455
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(c)	31,273	34,093
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(c)	25,000	27,031
CSAIL 2015-C3 Commercial Mortgage Trust
4.27%, 08/15/48 (a)(c)	42,967	45,353
CSAIL 2016-C7 Commercial Mortgage Trust
4.48%, 11/15/49 (a)(c)	31,000	34,083
GS Mortgage Securities Trust 2014-GC22
4.85%, 06/10/47 (a)(c)	20,000	20,825
	Principal Amount	Fair Value
GS Mortgage Securities Trust 2014-GC24
4.65%, 09/10/47 (a)(c)	$ 25,000	$ 26,381
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (a)(c)	25,000	21,998
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49 (a)	33,000	35,196
GS Mortgage Securities Trust 2017-GS8
3.47%, 11/10/50 (a)	63,977	70,556
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(c)	25,000	28,170
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	105,000	110,214
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	56,000	60,480
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (a)(c)	15,000	15,810
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%, 11/15/48 (a)(c)	20,000	16,789
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (e)	727	8
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.26%, 02/15/46 (a)(c)	26,000	25,233
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.01%, 03/15/48 (a)(c)(e)	344,438	8,730
Morgan Stanley Capital I Trust 2016-UBS12
4.03%, 12/15/49 (a)(c)	26,000	25,617
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (a)(c)(g)	62,000	63,103
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	62,000	59,433
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%, 05/15/52 (a)	15,000	16,297

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2012-C10
3.74%, 12/15/45 (a)	$ 16,000	$ 15,367
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	25,000	26,817
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(c)	58,000	62,459
		1,386,356
Sovereign Bonds - 0.5%
Government of Mexico
4.00%, 10/02/23 (a)	2,000	2,166
4.75%, 03/08/44 (a)	20,000	22,111
Government of Peru
1.86%, 12/01/32 (a)	10,000	9,289
2.78%, 12/01/60 (a)	15,000	13,365
5.63%, 11/18/50 (a)	11,000	15,161
Government of Uruguay
5.10%, 06/18/50 (a)	14,040	18,389
		80,481
Municipal Bonds and Notes - 0.6%
American Municipal Power Inc.
6.27%, 02/15/50	15,000	21,144
Board of Regents of the University of Texas System
3.35%, 08/15/47	10,000	11,420
Port Authority of New York & New Jersey
4.46%, 10/01/62	25,000	32,798
	Principal Amount	Fair Value
State of California
4.60%, 04/01/38	$ 15,000	$ 17,537
State of Illinois
5.10%, 06/01/33	10,000	11,759
		94,658
Total Bonds and Notes (Cost $14,859,140)		15,481,617
	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $23,300) (c)	932	25,677
Total Investments in Securities (Cost $14,882,440)		15,507,294
Short-Term Investments - 9.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (h)(i) (Cost $1,522,000)	1,522,000	1,522,000
Total Investments (Cost $16,404,440)		17,029,294
Liabilities in Excess of Other Assets, net - (5.6)%		(905,816)
NET ASSETS - 100.0%		$ 16,123,478

Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$293	5.00%/ Quarterly	06/20/25	$29,027	$(14,537)	$43,564

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2021	10	$ 2,206,983	$ 2,203,203	$ (3,780)
The Fund had the following short futures contracts open at June 30, 2021:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	September 2021	5	$ (723,088)	$ (736,015)	$ (12,927)
U.S. Long Bond Futures	September 2021	1	(156,606)	(160,751)	(4,145)
10 Yr. U.S. Treasury Notes Futures	September 2021	2	(263,731)	(265,000)	(1,269)
5 Yr. U.S. Treasury Notes Futures	September 2021	1	(124,207)	(123,430)	777
					$ (17,564)
					$ (21,344)
During the period ended June 30, 2021 average notional values related to derivative contracts were as follows:
	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$—	$—	$—	$2,046,192	$1,453,795	$334,273	$—
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to $603,242 or 3.74% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	23

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
†	Percentages are based on net assets as of June 30, 2021.
**	Amount is less than $0.50.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 4,032,604	$ —	$ 4,032,604
Agency Mortgage Backed	—	3,983,951	—	3,983,951
Agency Collateralized Mortgage Obligations	—	151,796	—	151,796
Asset Backed	—	234,034	—	234,034
Corporate Notes	—	5,517,737	—	5,517,737
Non-Agency Collateralized Mortgage Obligations	—	1,386,356	—	1,386,356
Sovereign Bonds	—	80,481	—	80,481
Municipal Bonds and Notes	—	94,658	—	94,658
Preferred Stock	25,677	—	—	25,677
Short-Term Investments	1,522,000	—	—	1,522,000
Total Investments in Securities	$ 1,547,677	$ 15,481,617	$ —	$ 17,029,294
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 43,564	$ —	$ 43,564
Long Futures Contracts - Unrealized Depreciation	(3,780)	—	—	(3,780)
Short Futures Contracts - Unrealized Appreciation	777	—	—	777
Short Futures Contracts - Unrealized Depreciation	(18,341)	—	—	(18,341)
Total Other Financial Instruments	$ (21,344)	$ 43,564	$ —	$ 22,220
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,270,043	$2,270,043	$5,506,862	$6,254,905	$—	$—	1,522,000	$1,522,000	$291
See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						1/3/95
Net asset value, beginning of period	$ 12.48	$ 12.00	$ 11.07	$ 11.49	$ 11.37	$ 11.25
Income/(loss) from investment operations:
Net investment income	0.07 (b)	0.19 (b)	0.24 (b)	0.25 (b)	0.19 (b)	0.24
Net realized and unrealized gains/(losses) on investments	(0.24)	0.65	0.71	(0.41)	0.18	0.09
Total income/(loss) from investment operations	(0.17)	0.84	0.95	(0.16)	0.37	0.33
Less distributions from:
Net investment income	—	0.32	0.02	0.26	0.25	0.21
Net realized gains	—	0.04	—	—	—	—
Total distributions	—	0.36	0.02	0.26	0.25	0.21
Net asset value, end of period	$ 12.31	$ 12.48	$ 12.00	$ 11.07	$ 11.49	$ 11.37
Total Return(c)	(1.36)%	7.03%	8.62%	(1.42)%	3.25%	2.98%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$16,123	$17,435	$17,112	$18,685	$21,847	$25,582
Ratios to average net assets:
Net expenses	1.05% (d)	1.06%	1.06%	1.00%	1.36%	1.15%
Gross expenses	1.06% (d)	1.06%	1.06%	1.00%	1.36%	1.15%
Net investment income	1.18% (d)	1.50%	2.05%	2.25%	1.62%	1.98%
Portfolio turnover rate	51% (e)	120% (f)	90%	182%	255%	220%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 90%.
(f)	The portfolio turnover calculated for the period ended 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 277%.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	25

State Street Income V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Assets
Investments in securities, at fair value (cost $14,882,440)	$ 15,507,294
Short-term affiliated investments, at fair value	1,522,000
Cash	11,450
Net cash collateral on deposit with broker for future contracts	18,190
Receivable for investments sold	158,385
Income receivables	79,630
Income receivable from affiliated investments	26
Receivable for accumulated variation margin on swap contracts	29,393
Total assets	17,326,368
Liabilities
Net cash collateral on swap contracts due to broker	29,380
Payable for investments purchased	1,109,068
Payable for fund shares redeemed	1,510
Payable for accumulated variation margin on futures contracts	21,786
Payable to the Adviser	6,565
Payable for custody, fund accounting and sub-administration fees	11,627
Accrued other expenses	22,954
Total liabilities	1,202,890

Net Assets	$ 16,123,478
Net Assets Consist of:
Capital paid in	$ 14,919,424
Total distributable earnings (loss)	1,204,054
Net Assets	$ 16,123,478
Shares outstanding ($0.01 par value; unlimited shares authorized)	1,309,748
Net asset value per share	$ 12.31
The accompanying Notes are an integral part of these financial statements.
26	Statement of Assets and Liabilities

State Street Income V.I.S. Fund
Statement of Operations — For the period ended June 30, 2021 (Unaudited)
Investment Income
Income
Dividend	$ 682
Interest	183,025
Income from affiliated investments	291
Total income	183,998
Expenses
Advisory and administration fees	41,237
Directors' fees	9,463
Custody, fund accounting and sub-administration fees	15,068
Professional fees	17,262
Printing and shareholder reports	2,917
Other expenses	1,411
Total expenses before waivers	87,358
Less: Fees waived by the adviser	(388)
Total expenses	86,970
Net investment income	$ 97,028
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 36,456
Futures	69,658
Swap contracts	20,277
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(439,465)
Futures	(21,502)
Swap contracts	(10,686)
Net realized and unrealized gain (loss) on investments	(345,262)
Net Decrease in Net Assets Resulting from Operations	$ (248,234)
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	27

State Street Income V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 97,028	$ 242,241
Net realized gain (loss) on investments, futures and swap contracts	126,391	385,265
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(471,653)	484,875
Net increase (decrease) from operations	(248,234)	1,112,381
Distributions to shareholders:
Total distributions	—	(445,767)
Increase (decrease) in assets from operations and distributions	(248,234)	666,614
Share transactions:
Proceeds from sale of shares	172,421	2,272,897
Value of distributions reinvested	—	445,767
Cost of shares redeemed	(1,235,657)	(3,062,021)
Net increase (decrease) from share transactions	(1,063,236)	(343,357)
Total increase (decrease) in net assets	(1,311,470)	323,257
Net Assets
Beginning of period	17,434,948	17,111,691
End of period	$ 16,123,478	$ 17,434,948
Changes in Fund Shares
Shares sold	14,087	183,078
Issued for distributions reinvested	—	35,776
Shares redeemed	(101,050)	(248,669)
Net decrease in fund shares	(86,963)	(29,815)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
28	Statements of Changes in Net Assets

State Street Income V.I.S. Fund
Notes to Financial Statements — June 30, 2021 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
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•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as
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deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2021, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA
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transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps During the period ended June 30, 2021, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation
32	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Income V.I.S. Fund
Swap Contracts	$ —	$ —	$ 29,393	$ —	$ —	$ 29,393

Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Income V.I.S. Fund
Futures Contracts	$ (21,786)	$ —	$ —	$ —	$ —	$ (21,786)

Realized Gain/Loss
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Income V.I.S. Fund
Futures Contracts	$ 69,658	$ —	$ —	$ —	$ —	$ 69,658
Swap Contracts	(855)	—	21,132	—	—	20,277

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Income V.I.S. Fund
Futures Contracts	$ (21,502)	$ —	$ —	$ —	$ —	$ (21,502)
Swap Contracts	—	—	(10,686)	—	—	(10,686)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until May 1, 2022 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to May 1, 2022 except with approval of the Board.
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Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2021 were as follows:
U.S. Government Securities
Purchases	Sales
$ 5,933,414	$ 4,911,027
Non-U.S. Government Securities
Purchases	Sales
$ 1,456,224	$ 2,625,302
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 16,415,383	$ 686,592	$ 50,461	$ 636,131
34	Notes to Financial Statements

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9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2021.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in June 30, 2021 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market
Notes to Financial Statements	35

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disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
36	Notes to Financial Statements

State Street Income V.I.S. Fund
Other Information — June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	37

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Other Information, continued — June 30, 2021 (Unaudited)
Director Considerations in Approving Continuation of Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Income V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Directors considered, among other things, the following:
____________________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
40	Other Information

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to the evaluation of the portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
Other Information	41

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
42	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Jeanne M. La Porta
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISINCSAR

Semi-Annual Report
June 30, 2021
State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Semi-Annual Report
June 30, 2021 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Real Estate Securities V.I.S. Fund
Fund Information — June 30, 2021 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.
State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund
Fund Information, continued — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $49,583 (in thousands) as of June 30, 2021 (a)(b)
Top Ten Largest Holdings
as of June 30, 2021 (as a % of Fair Value) (a)(b)
Equinix Inc.	7.42%
Prologis Inc.	7.11%
Invitation Homes Inc.	5.10%
Welltower Inc.	4.66%
AvalonBay Communities Inc.	3.40%
Equity Residential	3.33%
Digital Realty Trust Inc.	3.02%
UDR Inc.	2.95%
Ventas Inc.	2.93%
American Campus Communities Inc.	2.73%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,215.50	$1,019.70
Expenses Paid During Period*	$ 5.66	$ 5.16
*	Expenses are equal to the Fund's annualized expense ratio of 1.03% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.5% †
Alternate Housing - 10.4%
American Campus Communities Inc.	28,974	$ 1,353,665
Invitation Homes Inc.	67,830	2,529,381
Sun Communities Inc.	7,630	1,307,782
		5,190,828
Data Center - 11.3%
CyrusOne Inc.	5,979	427,618
Digital Realty Trust Inc.	9,950	1,497,077
Equinix Inc.	4,580	3,675,908
		5,600,603
Diversified - 0.5%
American Assets Trust Inc.	6,811	253,982
Healthcare - 11.6%
Diversified Healthcare Trust	31,420	131,336
Healthpeak Properties Inc.	8,830	293,951
Medical Properties Trust Inc.	34,370	690,837
Omega Healthcare Investors Inc.	7,750	281,247
Sabra Health Care REIT Inc.	34,700	631,540
Ventas Inc.	25,435	1,452,338
Welltower Inc.	27,780	2,308,518
		5,789,767
Hotel - 3.7%
Apple Hospitality REIT Inc.	11,437	174,529
Host Hotels & Resorts Inc. (a)	48,000	820,320
Park Hotels & Resorts Inc. (a)	18,690	385,201
Ryman Hospitality Properties Inc. (a)	4,272	337,317
Xenia Hotels & Resorts Inc. (a)	6,054	113,391
		1,830,758
Industrial - 13.8%
Americold Realty Trust	21,670	820,210
Duke Realty Corp.	26,834	1,270,590
First Industrial Realty Trust Inc.	10,901	569,359
Prologis Inc.	29,510	3,527,330
Rexford Industrial Realty Inc.	11,964	681,350
		6,868,839
Multifamily - 12.7%
AvalonBay Communities Inc.	8,080	1,686,215
Equity Residential	21,430	1,650,110
Essex Property Trust Inc.	3,233	969,932
	Number of Shares	Fair Value
Mid-America Apartment Communities Inc.	3,080	$ 518,734
UDR Inc.	29,877	1,463,376
		6,288,367
Net Lease - 6.3%
Agree Realty Corp.	15,180	1,070,038
Broadstone Net Lease Inc.	18,540	434,021
STORE Capital Corp.	18,802	648,857
VEREIT Inc.	21,250	976,013
		3,128,929
Office - 6.9%
Brandywine Realty Trust	13,886	190,377
Columbia Property Trust Inc.	24,222	421,220
Cousins Properties Inc.	25,479	937,118
Empire State Realty Trust Inc., Class A	10,950	131,400
Hudson Pacific Properties Inc.	11,170	310,749
JBG SMITH Properties	24,076	758,635
Kilroy Realty Corp.	9,964	693,893
		3,443,392
Regional Malls - 2.3%
Simon Property Group Inc.	8,800	1,148,224
Self Storage - 7.1%
Extra Space Storage Inc.	6,780	1,110,700
Life Storage Inc.	12,380	1,328,993
Public Storage	3,660	1,100,525
		3,540,218
Shopping Centers - 6.4%
Acadia Realty Trust	30,660	673,294
Brixmor Property Group Inc.	42,951	983,148
Federal Realty Investment Trust	1,370	160,523
Regency Centers Corp.	9,360	599,695
Retail Properties of America Inc., Class A	46,971	537,818
SITE Centers Corp.	13,390	201,653
		3,156,131
Specialty - 6.5%
EPR Properties (a)	3,213	169,261
Gaming & Leisure Properties Inc.	8,950	414,654
MGM Growth Properties LLC, Class A	9,660	353,749
Outfront Media Inc. (a)	14,928	358,720
SBA Communications Corp.	3,870	1,233,369

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
VICI Properties Inc.	21,970	$ 681,510
		3,211,263
Total Common Stock (REITs) (Cost $35,958,868)		49,451,301
Short-Term Investments - 0.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c) (Cost $131,579)	131,579	131,579
Total Investments (Cost $36,090,447)		49,582,880
Other Assets and Liabilities, net - 0.2%		114,932
NET ASSETS - 100.0%		$ 49,697,812
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 49,451,301	$ —	$ —	$ 49,451,301
Short-Term Investments	131,579	—	—	131,579
Total Investments in Securities	$ 49,582,880	$ —	$ —	$ 49,582,880
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	140,904	$140,904	$4,461,603	$4,470,928	$—	$—	131,579	$131,579	$24
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						5/1/95
Net asset value, beginning of period	$ 12.02	$ 12.92	$ 11.14	$ 12.32	$ 12.37	$ 13.30
Income/(loss) from investment operations:
Net investment income	0.12 (b)	0.17 (b)	0.25 (b)	0.25 (b)	0.15 (b)	0.31
Net realized and unrealized gains/(losses) on investments	2.47	(0.85)	2.65	(0.95)	0.57	0.71
Total income/(loss) from investment operations	2.59	(0.68)	2.90	(0.70)	0.72	1.02
Less distributions from:
Net investment income	—	0.06	0.19	0.28	0.22	0.35
Net realized gains	—	0.16	0.93	0.16	0.55	1.60
Return of capital	—	—	—	0.04	—	—
Total distributions	—	0.22	1.12	0.48	0.77	1.95
Net asset value, end of period	$ 14.61	$ 12.02	$ 12.92	$ 11.14	$ 12.32	$ 12.37
Total Return(c)	21.55%	(5.23)%	26.15%	(5.71)%	5.84%	8.00%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$49,698	$47,588	$55,266	$50,360	$61,685	$72,483
Ratios to average net assets:
Net expenses	1.03% (d)	1.04%	1.04%	1.05%	1.01%	0.97%
Gross expenses	1.03% (d)	1.04%	1.04%	1.05%	1.01%	0.97%
Net investment income	1.85% (d)	1.49%	1.91%	2.11%	1.16%	1.95%
Portfolio turnover rate	32%	108%	72%	59%	73%	67%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
6	Financial Highlights

State Street Real Estate Securities V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Assets
Investments in securities, at fair value (cost $35,958,868)	$ 49,451,301
Short-term affiliated investments, at fair value	131,579
Receivable for investments sold	408,676
Income receivables	134,711
Income receivable from affiliated investments	3
Total assets	50,126,270
Liabilities
Payable for investments purchased	338,775
Payable for fund shares redeemed	15,706
Payable to the Adviser	35,481
Payable for custody, fund accounting and sub-administration fees	5,776
Accrued other expenses	32,720
Total liabilities	428,458

Net Assets	$ 49,697,812
Net Assets Consist of:
Capital paid in	$ 35,668,555
Total distributable earnings (loss)	14,029,257
Net Assets	$ 49,697,812
Shares outstanding ($0.01 par value, unlimited shares authorized)	3,401,896
Net asset value per share	$ 14.61
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	7

State Street Real Estate Securities V.I.S. Fund
Statement of Operations — For the period ended June 30, 2021 (Unaudited)
Investment Income
Income
Dividend	$ 698,416
Income from affiliated investments	24
Total income	698,440
Expenses
Advisory and administration fees	205,672
Directors' fees	9,586
Custody, fund accounting and sub-administration fees	11,131
Professional fees	15,546
Printing and shareholder reports	6,654
Other expenses	1,628
Total expenses	250,217
Net investment income	$ 448,223
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$ 2,479,426
Increase (decrease) in unrealized appreciation/(depreciation) on investments	6,650,346
Net realized and unrealized gain (loss) on investments	9,129,772
Net Increase in Net Assets Resulting from Operations	$ 9,577,995
The accompanying Notes are an integral part of these financial statements.
8	Statement of Operations

State Street Real Estate Securities V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 448,223	$ 694,365
Net realized gain (loss) on investments	2,479,426	(2,776,009)
Net increase (decrease) in unrealized appreciation/depreciation on investments	6,650,346	(227,369)
Net increase (decrease) from operations	9,577,995	(2,309,013)
Distributions to shareholders:
Total distributions	—	(867,566)
Increase (decrease) in assets from operations and distributions	9,577,995	(3,176,579)
Share transactions:
Proceeds from sale of shares	460,660	3,618,392
Value of distributions reinvested	—	867,566
Cost of shares redeemed	(7,929,162)	(8,986,932)
Net increase (decrease) from share transactions	(7,468,502)	(4,500,974)
Total increase (decrease) in net assets	2,109,493	(7,677,553)
Net Assets
Beginning of period	47,588,319	55,265,872
End of period	$ 49,697,812	$ 47,588,319
Changes in Fund Shares
Shares sold	36,567	369,554
Issued for distributions reinvested	—	72,782
Shares redeemed	(594,321)	(761,607)
Net decrease in fund shares	(557,754)	(319,271)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	9

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements — June 30, 2021 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value
10	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Notes to Financial Statements	11

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the Adviser’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Average Daily Net Assets of the Fund	Management Fee
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
4.Sub-Advisory Fees
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2021 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 15,241,831	$ 22,265,836
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 38,074,107	$ 11,696,249	$ 187,476	$ 11,508,773
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2021.
9.Risks
Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.
Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Other Information — June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	15

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Director Considerations in Approving Continuation of Investment Advisory and Sub-Advisory Agreements1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Real Estate Securities V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and CenterSquare Investment Management LLC (the “Sub-Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Adviser in connection with their consideration of approval of the Agreements. Following the April 7, 2021 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
16	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Adviser;
•	Information about the Adviser’s and the Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and the Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser; and
•	Information regarding the Adviser’s and Sub-Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
Other Information	17

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
○	The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2020;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Adviser with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2021, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other
18	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
In connection with their consideration of the services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser to the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods and above the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 5- and 10-year periods and was below the median of its Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, if any, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the
Other Information	19

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Adviser to the fees charged and services provided to other clients of the Adviser and Sub-Adviser, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Adviser in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Adviser in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under the Sub-Advisory Agreement was negotiated with the Sub-Adviser at arm’s length. In considering the profitability to the Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the profitability of the Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
20	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Adviser possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	21

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Jeanne M. La Porta
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISRESSAR

Semi-Annual Report
June 30, 2021
State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Semi-Annual Report
June 30, 2021 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Total Return V.I.S. Fund
Fund Information — June 30, 2021 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.
State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund
Fund Information, continued — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $1,884,209 (in thousands) as of June 30, 2021 (a)(b)
Top Ten Largest Equity Holdings
as of June 30, 2021 (as a % of Fair Value) (a)(b)
Apple Inc.	1.62%
Microsoft Corp.	1.54%
Amazon.com Inc.	1.12%
Facebook Inc., Class A	0.63%
Alphabet Inc., Class A	0.56%
Alphabet Inc., Class C	0.53%
Tesla Inc.	0.40%
Berkshire Hathaway Inc., Class B	0.39%
Taiwan Semiconductor Manufacturing Company Ltd.	0.36%
NVIDIA Corp.	0.36%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account Value at the nd of the period June 30, 2021	$1,102.80	$1,021.80
Expenses paid during period*	$ 3.13	$ 3.01
Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account Value at the nd of the period June 30, 2021	$1,101.40	$1,020.60
Expenses paid during period*	$ 4.43	$ 4.26
*	Expenses are equal to the Fund's annualized expense ratio of 0.60% for Investment Class shares and 0.85% for Service Class shares (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 38.3%
Common Stock - 38.3%
Advertising - 0.1%
Advantage Solutions Inc. (a)	3,700	$ 39,923
Boston Omaha Corp., Class A (a)	800	25,368
Cardlytics Inc. (a)	1,500	190,395
Clear Channel Outdoor Holdings Inc. (a)	17,800	46,992
comScore Inc. (a)	2,198	10,990
Fluent Inc. (a)	400	1,172
National CineMedia Inc.	4,200	21,294
Omnicom Group Inc.	2,900	231,971
TechTarget Inc. (a)	1,200	92,988
The Interpublic Group of Companies Inc.	5,797	188,344
		849,437
Aerospace & Defense - 0.6%
AAR Corp. (a)	1,600	62,000
Aerojet Rocketdyne Holdings Inc.	3,700	178,673
Aerovironment Inc. (a)	1,100	110,165
Astronics Corp. (a)	1,400	24,514
Axon Enterprise Inc. (a)	900	159,120
BWX Technologies Inc.	1,400	81,368
Curtiss-Wright Corp.	600	71,256
Ducommun Inc. (a)	600	32,736
General Dynamics Corp.	3,500	658,910
HEICO Corp.	700	97,594
HEICO Corp., Class A	1,000	124,180
Hexcel Corp. (a)	1,200	74,880
Howmet Aerospace Inc. (a)	5,900	203,373
Huntington Ingalls Industries Inc.	600	126,450
Kaman Corp.	1,335	67,284
Kratos Defense & Security Solutions Inc. (a)	6,300	179,487
L3Harris Technologies Inc.	2,800	605,220
Lockheed Martin Corp.	3,501	1,324,603
Maxar Technologies Inc.	3,700	147,704
Mercury Systems Inc. (a)	800	53,024
Moog Inc.	1,500	126,090
National Presto Industries Inc.	290	29,478
Northrop Grumman Corp.	2,100	763,203
PAE Inc. (a)	3,500	31,150
Park Aerospace Corp.	1,253	18,670
Parsons Corp. (a)	1,300	51,168
Raytheon Technologies Corp.	21,431	1,828,279
	Number of Shares	Fair Value
Spirit AeroSystems Holdings Inc., Class A	1,600	$ 75,504
Teledyne Technologies Inc. (a)	643	269,308
Textron Inc.	3,400	233,818
The Boeing Co. (a)	7,641	1,830,478
TransDigm Group Inc. (a)	700	453,103
Triumph Group Inc. (a)	2,200	45,650
Vectrus Inc. (a)	715	34,027
Virgin Galactic Holdings Inc. (a)	2,000	92,000
		10,264,467
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	903	117,733
AgEagle Aerial Systems Inc. (a)	3,400	17,918
Deere & Co.	3,982	1,404,491
Hydrofarm Holdings Group Inc. (a)	600	35,466
Lindsay Corp.	500	82,640
The Toro Co.	1,600	175,808
		1,834,056
Agricultural Products - 0.1%
AppHarvest Inc. (a)	2,400	38,400
Archer-Daniels-Midland Co.	7,957	482,194
Bunge Ltd.	2,000	156,300
Darling Ingredients Inc. (a)	2,300	155,250
Fresh Del Monte Produce Inc.	1,480	48,663
Ingredion Inc.	1,044	94,482
Limoneira Co.	1,000	17,550
		992,839
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc. (a)	3,000	69,690
Atlas Air Worldwide Holdings Inc. (a)	1,240	84,457
CH Robinson Worldwide Inc.	1,969	184,436
Echo Global Logistics Inc. (a)	1,100	33,814
Expeditors International of Washington Inc.	2,387	302,194
FedEx Corp.	3,484	1,039,382
Forward Air Corp.	1,400	125,650
Hub Group Inc., Class A (a)	1,651	108,933
Radiant Logistics Inc. (a)	2,600	18,018
United Parcel Service Inc., Class B	10,330	2,148,330

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
XPO Logistics Inc. (a)	1,200	$ 167,868
		4,282,772
Airlines - 0.1%
Alaska Air Group Inc. (a)	1,800	108,558
Allegiant Travel Co. (a)	700	135,800
American Airlines Group Inc. (a)	9,200	195,132
Delta Air Lines Inc. (a)	8,900	385,014
Frontier Group Holdings Inc. (a)	1,700	28,968
Hawaiian Holdings Inc. (a)	2,300	56,051
JetBlue Airways Corp. (a)	4,700	78,866
Mesa Air Group Inc. (a)	2,000	18,660
SkyWest Inc. (a)	2,600	111,982
Southwest Airlines Co. (a)	8,500	451,265
Spirit Airlines Inc. (a)	5,100	155,244
Sun Country Airlines Holdings Inc. (a)	900	33,309
United Airlines Holdings Inc. (a)	4,300	224,847
		1,983,696
Airport Services - 0.0% *
Macquarie Infrastructure Corp.	3,600	137,772
Alternative Carriers - 0.1%
Anterix Inc. (a)	700	41,993
Bandwidth Inc., Class A (a)	1,000	137,920
Cogent Communications Holdings Inc.	2,100	161,469
Globalstar Inc. (a)	29,800	53,044
Iridium Communications Inc. (a)	6,100	243,939
Liberty Latin America Ltd., Class A (a)	2,900	40,194
Liberty Latin America Ltd., Class C (a)	7,638	107,696
Lumen Technologies Inc.	15,300	207,927
ORBCOMM Inc. (a)	4,300	48,332
		1,042,514
Aluminum - 0.0% *
Alcoa Corp. (a)	2,400	88,416
Arconic Corp. (a)	5,100	181,662
Century Aluminum Co. (a)	3,000	38,670
Kaiser Aluminum Corp.	800	98,792
		407,540
	Number of Shares	Fair Value
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	3,200	$ 148,576
American Eagle Outfitters Inc.	7,700	288,981
Boot Barn Holdings Inc. (a)	1,500	126,075
Burlington Stores Inc. (a)	900	289,791
Caleres Inc.	2,100	57,309
Chico's FAS Inc. (a)	7,100	46,718
Citi Trends Inc. (a)	567	49,329
Designer Brands Inc., Class A (a)	2,800	46,340
Foot Locker Inc.	1,515	93,369
Genesco Inc. (a)	600	38,208
Guess? Inc.	1,800	47,520
L Brands Inc.	3,419	246,373
Ross Stores Inc.	5,000	620,000
Shoe Carnival Inc.	579	41,451
The Buckle Inc.	1,659	82,535
The Cato Corp., Class A	600	10,122
The Children's Place Inc. (a)	800	74,448
The Gap Inc.	2,747	92,437
The TJX Companies Inc.	17,176	1,158,006
Tilly's Inc., Class A	1,600	25,568
Urban Outfitters Inc. (a)	3,500	144,270
Zumiez Inc. (a)	1,200	58,788
		3,786,214
Apparel, Accessories & Luxury Goods - 0.1%
Carter's Inc.	600	61,902
Columbia Sportswear Co.	400	39,344
Fossil Group Inc. (a)	2,800	39,984
G-III Apparel Group Ltd. (a)	2,100	69,006
Hanesbrands Inc.	5,200	97,084
Kontoor Brands Inc.	2,600	146,666
Movado Group Inc.	900	28,323
Oxford Industries Inc.	500	49,420
PLBY Group Inc. (a)	500	19,445
PVH Corp. (a)	1,000	107,590
Ralph Lauren Corp.	700	82,467
Superior Group of Companies Inc.	599	14,322
Tapestry Inc. (a)	4,100	178,268
Under Armour Inc., Class A (a)	2,200	46,530
Under Armour Inc., Class C (a)	2,700	50,139
Vera Bradley Inc. (a)	400	4,956
VF Corp.	4,600	377,384
		1,412,830

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Application Software - 1.5%
8x8 Inc. (a)	5,500	$ 152,680
ACI Worldwide Inc. (a)	5,900	219,126
Adobe Inc. (a)	6,800	3,982,352
Agilysys Inc. (a)	1,100	62,557
Alarm.com Holdings Inc. (a)	2,400	203,280
Altair Engineering Inc., Class A (a)	2,200	151,734
Alteryx Inc., Class A (a)	800	68,816
American Software Inc., Class A	1,797	39,462
Anaplan Inc. (a)	2,000	106,600
ANSYS Inc. (a)	1,200	416,472
Appfolio Inc., Class A (a)	800	112,960
Asana Inc., Class A (a)	3,600	223,308
Aspen Technology Inc. (a)	1,000	137,540
Autodesk Inc. (a)	3,100	904,890
Avalara Inc. (a)	1,200	194,160
Avaya Holdings Corp. (a)	4,260	114,594
Benefitfocus Inc. (a)	1,800	25,380
Bentley Systems Inc., Class B	1,900	123,082
Bill.com Holdings Inc. (a)	1,092	200,033
Black Knight Inc. (a)	2,224	173,427
Blackbaud Inc. (a)	2,500	191,425
Blackline Inc. (a)	2,600	289,302
Bottomline Technologies de Inc. (a)	2,300	85,284
Box Inc., Class A (a)	7,400	189,070
BTRS Holdings Inc. (a)	2,300	29,026
C3.ai Inc., Class A (a)	400	25,012
Cadence Design Systems Inc. (a)	4,000	547,280
CDK Global Inc.	1,800	89,442
Cerence Inc. (a)	1,932	206,164
Ceridian HCM Holding Inc. (a)	2,000	191,840
ChannelAdvisor Corp. (a)	1,700	41,667
Citrix Systems Inc.	1,800	211,086
Cleanspark Inc. (a)	1,600	26,624
Cloudera Inc. (a)	10,600	168,116
Cornerstone OnDemand Inc. (a)	3,200	165,056
Coupa Software Inc. (a)	1,000	262,110
Datadog Inc., Class A (a)	3,200	333,056
Digimarc Corp. (a)	700	23,450
Digital Turbine Inc. (a)	4,300	326,929
DocuSign Inc. (a)	2,700	754,839
Domo Inc., Class B (a)	1,300	105,079
Dropbox Inc., Class A (a)	3,700	112,147
Duck Creek Technologies Inc. (a)	1,100	47,861
	Number of Shares	Fair Value
Dynatrace Inc. (a)	2,700	$ 157,734
Ebix Inc.	1,100	37,290
eGain Corp. (a)	300	3,444
Elastic N.V. (a)	900	131,184
Envestnet Inc. (a)	2,800	212,408
Everbridge Inc. (a)	500	68,040
Fair Isaac Corp. (a)	370	185,992
Five9 Inc. (a)	900	165,051
GTY Technology Holdings Inc. (a)	3,000	21,330
Guidewire Software Inc. (a)	1,200	135,264
HubSpot Inc. (a)	670	390,422
Ideanomics Inc. (a)	20,000	56,800
Intelligent Systems Corp. (a)	500	15,730
InterDigital Inc.	1,600	116,848
Intuit Inc.	3,600	1,764,612
J2 Global Inc. (a)	2,200	302,610
Jamf Holding Corp. (a)	200	6,714
LivePerson Inc. (a)	3,200	202,368
Manhattan Associates Inc. (a)	800	115,872
Medallia Inc. (a)	1,300	43,875
MicroStrategy Inc., Class A (a)	367	243,871
Mimecast Ltd. (a)	3,000	159,150
Mitek Systems Inc. (a)	2,500	48,150
Model N Inc. (a)	1,700	58,259
Momentive Global Inc. (a)	6,400	134,848
nCino Inc. (a)	700	41,944
New Relic Inc. (a)	800	53,576
Nuance Communications Inc. (a)	4,232	230,390
Nutanix Inc., Class A (a)	2,800	107,016
ON24 Inc. (a)	500	17,740
PagerDuty Inc. (a)	4,000	170,320
Palantir Technologies Inc., Class A (a)	23,000	606,280
Paycom Software Inc. (a)	700	254,429
Paylocity Holding Corp. (a)	500	95,400
Pegasystems Inc.	600	83,514
PROS Holdings Inc. (a)	2,000	91,140
PTC Inc. (a)	1,400	197,764
Q2 Holdings Inc. (a)	2,600	266,708
QAD Inc., Class A	500	43,510
Rimini Street Inc. (a)	400	2,464
RingCentral Inc., Class A (a)	1,100	319,638
Riot Blockchain Inc. (a)	4,100	154,447
salesforce.com Inc. (a)	12,536	3,062,169
ShotSpotter Inc. (a)	500	24,385
Slack Technologies Inc., Class A (a)	6,800	301,240
Smartsheet Inc., Class A (a)	1,700	122,944

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Smith Micro Software Inc. (a)	300	$ 1,566
Splunk Inc. (a)	2,400	346,992
Sprout Social Inc., Class A (a)	2,190	195,830
SPS Commerce Inc. (a)	1,857	185,421
SS&C Technologies Holdings Inc.	3,100	223,386
Sumo Logic Inc. (a)	4,000	82,600
Synopsys Inc. (a)	2,219	611,978
The Trade Desk Inc., Class A (a)	6,220	481,179
Tyler Technologies Inc. (a)	600	271,422
Unity Software Inc. (a)	2,100	230,643
Upland Software Inc. (a)	1,300	53,521
Verint Systems Inc. (a)	3,400	153,238
Veritone Inc. (a)	1,600	31,536
Viant Technology Inc., Class A (a)	600	17,868
VirnetX Holding Corp. (a)	3,900	16,653
Vonage Holdings Corp. (a)	11,900	171,479
Workday Inc., Class A (a)	2,600	620,724
Workiva Inc. (a)	2,000	222,660
Yext Inc. (a)	5,200	74,308
Zendesk Inc. (a)	1,700	245,378
Zix Corp. (a)	3,300	23,265
Zoom Video Communications Inc., Class A (a)	2,992	1,157,994
		28,478,843
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group Inc.	500	77,105
Ameriprise Financial Inc.	1,700	423,096
Apollo Global Management Inc.	2,600	161,720
Ares Management Corp., Class A	2,100	133,539
Artisan Partners Asset Management Inc., Class A	2,916	148,191
AssetMark Financial Holdings Inc. (a)	1,000	25,060
BlackRock Inc.	2,035	1,780,564
Blucora Inc. (a)	2,000	34,620
Brightsphere Investment Group Inc.	2,900	67,947
Cohen & Steers Inc.	1,293	106,142
Diamond Hill Investment Group Inc.	177	29,614
Federated Hermes Inc.	4,900	166,159
Focus Financial Partners Inc., Class A (a)	2,500	121,250
	Number of Shares	Fair Value
Franklin Resources Inc.	4,100	$ 131,159
Hamilton Lane Inc.	1,700	154,904
Invesco Ltd.	4,300	114,939
KKR & Company Inc.	7,800	462,072
Northern Trust Corp.	2,700	312,174
Pzena Investment Management Inc., Class A	300	3,303
Sculptor Capital Management Inc.	1,100	27,049
SEI Investments Co.	1,700	105,349
State Street Corp.	5,000	411,400
StepStone Group Inc., Class A	1,200	41,280
T Rowe Price Group Inc.	3,215	636,474
The Bank of New York Mellon Corp.	11,500	589,145
The Blackstone Group Inc.	9,700	942,258
The Carlyle Group Inc.	1,800	83,664
Virtus Investment Partners Inc.	350	97,219
WisdomTree Investments Inc.	6,000	37,200
		7,424,596
Auto Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings Inc. (a)	5,000	51,750
BorgWarner Inc.	3,600	174,744
Cooper-Standard Holdings Inc. (a)	1,000	29,000
Dana Inc.	7,500	178,200
Dorman Products Inc. (a)	1,400	145,138
Fox Factory Holding Corp. (a)	2,100	326,886
Gentex Corp.	3,658	121,043
Gentherm Inc. (a)	1,700	120,785
LCI Industries	1,300	170,846
Lear Corp.	800	140,224
Modine Manufacturing Co. (a)	2,100	34,839
Motorcar Parts of America Inc. (a)	1,100	24,684
Patrick Industries Inc.	1,100	80,300
QuantumScape Corp. (a)	1,600	46,816
Standard Motor Products Inc.	900	39,015
Stoneridge Inc. (a)	1,080	31,860
Tenneco Inc., Class A (a)	3,500	67,620
Visteon Corp. (a)	1,400	169,316
XPEL Inc. (a)	700	58,709
		2,011,775
Automobile Manufacturers - 0.5%
Canoo Inc. (a)	3,900	38,766

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Fisker Inc. (a)	7,800	$ 150,384
Ford Motor Co. (a)	55,865	830,154
General Motors Co. (a)	19,149	1,133,046
Lordstown Motors Corp., Class A (a)	5,500	60,830
Tesla Inc. (a)	11,007	7,481,458
Thor Industries Inc.	834	94,242
Winnebago Industries Inc.	1,600	108,736
Workhorse Group Inc. (a)	6,100	101,199
		9,998,815
Automotive Retail - 0.2%
Advance Auto Parts Inc.	900	184,626
America's Car-Mart Inc. (a)	313	44,358
Asbury Automotive Group Inc. (a)	895	153,376
AutoNation Inc. (a)	882	83,622
AutoZone Inc. (a)	322	480,495
Blink Charging Co. (a)	1,800	74,106
Camping World Holdings Inc., Class A	1,533	62,838
CarMax Inc. (a)	2,400	309,960
Carvana Co. (a)	1,100	332,002
Group 1 Automotive Inc.	889	137,288
Lithia Motors Inc., Class A	400	137,456
Monro Inc.	1,700	107,967
Murphy USA Inc.	1,300	173,381
OneWater Marine Inc., Class A	600	25,218
O'Reilly Automotive Inc. (a)	1,000	566,210
Penske Automotive Group Inc.	470	35,480
Shift Technologies Inc. (a)	3,000	25,740
Sonic Automotive Inc., Class A	1,106	49,483
Vroom Inc. (a)	1,500	62,790
		3,046,396
Biotechnology - 1.5%
4D Molecular Therapeutics Inc. (a)	500	12,040
89bio Inc. (a)	100	1,870
AbbVie Inc.	24,935	2,808,678
ACADIA Pharmaceuticals Inc. (a)	5,900	143,901
Acceleron Pharma Inc. (a)	800	100,392
Adverum Biotechnologies Inc. (a)	5,332	18,662
Aeglea BioTherapeutics Inc. (a)	2,800	19,488
Agenus Inc. (a)	9,800	53,802
	Number of Shares	Fair Value
Agios Pharmaceuticals Inc. (a)	3,000	$ 165,330
Akebia Therapeutics Inc. (a)	8,700	32,973
Akero Therapeutics Inc. (a)	800	19,848
Akouos Inc. (a)	1,500	18,825
Albireo Pharma Inc. (a)	1,000	35,180
Aldeyra Therapeutics Inc. (a)	2,400	27,192
Alector Inc. (a)	3,056	63,657
Alexion Pharmaceuticals Inc. (a)	3,000	551,130
Aligos Therapeutics Inc. (a)	1,300	26,501
Allakos Inc. (a)	1,700	145,129
Allogene Therapeutics Inc. (a)	2,700	70,416
Allovir Inc. (a)	1,800	35,532
Alnylam Pharmaceuticals Inc. (a)	1,700	288,184
Altimmune Inc. (a)	1,600	15,760
ALX Oncology Holdings Inc. (a)	1,000	54,680
Amgen Inc.	8,110	1,976,813
Amicus Therapeutics Inc. (a)	13,100	126,284
AnaptysBio Inc. (a)	1,300	33,709
Anavex Life Sciences Corp. (a)	3,300	75,438
Anika Therapeutics Inc. (a)	800	34,632
Annexon Inc. (a)	1,600	36,016
Apellis Pharmaceuticals Inc. (a)	3,100	195,920
Applied Molecular Transport Inc. (a)	1,000	45,740
Applied Therapeutics Inc. (a)	1,000	20,780
AquaBounty Technologies Inc. (a)	3,200	17,152
Arcturus Therapeutics Holdings Inc. (a)	1,204	40,743
Arcus Biosciences Inc. (a)	2,000	54,920
Arcutis Biotherapeutics Inc. (a)	1,400	38,206
Ardelyx Inc. (a)	4,600	34,868
Arena Pharmaceuticals Inc. (a)	2,900	197,780
Arrowhead Pharmaceuticals Inc. (a)	5,171	428,262
Atara Biotherapeutics Inc. (a)	3,600	55,980
Athenex Inc. (a)	4,400	20,328
Athersys Inc. (a)	11,100	15,984
Atossa Genetics Inc. (a)	5,700	36,024
Atreca Inc., Class A (a)	1,800	15,336
Avid Bioservices Inc. (a)	2,800	71,820
Avidity Biosciences Inc. (a)	1,800	44,478
Avita Therapeutics Inc. (a)	1,200	24,624
Avrobio Inc. (a)	2,200	19,558

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Beam Therapeutics Inc. (a)	2,300	$ 296,033
Beyondspring Inc. (a)	1,603	16,735
BioAtla Inc. (a)	700	29,666
BioCryst Pharmaceuticals Inc. (a)	8,800	139,128
Biogen Inc. (a)	2,100	727,167
Biohaven Pharmaceutical Holding Company Ltd. (a)	2,500	242,700
BioMarin Pharmaceutical Inc. (a)	2,700	225,288
Bioxcel Therapeutics Inc. (a)	797	23,161
Black Diamond Therapeutics Inc. (a)	1,100	13,409
Bluebird Bio Inc. (a)	3,300	105,534
Blueprint Medicines Corp. (a)	2,800	246,288
Bolt Biotherapeutics Inc. (a)	800	12,368
Bridgebio Pharma Inc. (a)	5,300	323,088
Brooklyn ImmunoTherapeutics Inc. (a)	1,300	23,413
C4 Therapeutics Inc. (a)	1,700	64,328
Cardiff Oncology Inc. (a)	2,500	16,625
CareDx Inc. (a)	2,600	237,952
Catalyst Pharmaceuticals Inc. (a)	5,800	33,350
Celcuity Inc. (a)	700	16,800
Celldex Therapeutics Inc. (a)	1,900	63,536
CEL-SCI Corp. (a)	2,100	18,228
Cerevel Therapeutics Holdings Inc. (a)	700	17,934
ChemoCentryx Inc. (a)	2,500	33,475
Chimerix Inc. (a)	3,500	28,000
Chinook Therapeutics Inc. (a)	853	12,044
Clene Inc. (a)	1,600	17,984
Clovis Oncology Inc. (a)	5,000	29,000
Codiak Biosciences Inc. (a)	1,000	18,530
Cogent Biosciences Inc. (a)	2,200	17,842
Coherus Biosciences Inc. (a)	3,500	48,405
Constellation Pharmaceuticals Inc. (a)	1,300	43,940
Contra Aduro Biotech (a)	4,580	595
Cortexyme Inc. (a)	900	47,700
Crinetics Pharmaceuticals Inc. (a)	1,700	32,045
Cue Biopharma Inc. (a)	1,900	22,135
Cullinan Oncology Inc. (a)	800	20,600
Curis Inc. (a)	4,200	33,894
Cytokinetics Inc. (a)	3,200	63,328
CytomX Therapeutics Inc. (a)	3,800	24,054
	Number of Shares	Fair Value
Deciphera Pharmaceuticals Inc. (a)	1,900	$ 69,559
Denali Therapeutics Inc. (a)	4,500	352,980
DermTech Inc. (a)	1,200	49,884
Dicerna Pharmaceuticals Inc. (a)	3,300	123,156
Dynavax Technologies Corp. (a)	4,700	46,295
Dyne Therapeutics Inc. (a)	1,200	25,248
Eagle Pharmaceuticals Inc. (a)	600	25,680
Editas Medicine Inc. (a)	3,400	192,576
Eiger BioPharmaceuticals Inc. (a)	2,100	17,892
Emergent BioSolutions Inc. (a)	2,300	144,877
Enanta Pharmaceuticals Inc. (a)	900	39,609
Epizyme Inc. (a)	5,400	44,874
Esperion Therapeutics Inc. (a)	1,600	33,840
Evelo Biosciences Inc. (a)	2,000	27,480
Exact Sciences Corp. (a)	2,500	310,775
Exelixis Inc. (a)	4,600	83,812
Fate Therapeutics Inc. (a)	3,906	339,002
FibroGen Inc. (a)	4,200	111,846
Flexion Therapeutics Inc. (a)	2,700	22,221
Forma Therapeutics Holdings Inc. (a)	1,300	32,357
Forte Biosciences Inc. (a)	600	20,172
Fortress Biotech Inc. (a)	4,058	14,487
Frequency Therapeutics Inc. (a)	500	4,980
G1 Therapeutics Inc. (a)	2,000	43,880
Generation Bio Co. (a)	1,800	48,420
Geron Corp. (a)	17,400	24,534
Gilead Sciences Inc.	17,970	1,237,414
Global Blood Therapeutics Inc. (a)	2,900	101,558
Gossamer Bio Inc. (a)	3,500	28,420
Greenwich Lifesciences Inc. (a)	400	17,976
Gritstone Oncology Inc. (a)	1,800	16,434
GT Biopharma Inc. (a)	1,400	21,700
Halozyme Therapeutics Inc. (a)	6,800	308,788
Harpoon Therapeutics Inc. (a)	900	12,483
Heron Therapeutics Inc. (a)	4,200	65,184
Homology Medicines Inc. (a)	2,100	15,267
Hookipa Pharma Inc. (a)	1,300	11,908
Horizon Therapeutics PLC (a)	2,900	271,556
Humanigen Inc. (a)	2,200	38,236
iBio Inc. (a)	12,800	19,328

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Ideaya Biosciences Inc. (a)	1,000	$ 20,990
IGM Biosciences Inc. (a)	400	33,280
ImmunityBio Inc. (a)	3,373	48,166
ImmunoGen Inc. (a)	9,200	60,628
Immunovant Inc. (a)	2,200	23,254
Incyte Corp. (a)	2,500	210,325
Infinity Pharmaceuticals Inc. (a)	5,800	17,342
Inhibrx Inc. (a)	1,400	38,528
Inovio Pharmaceuticals Inc. (a)	10,914	101,173
Inozyme Pharma Inc. (a)	1,000	17,040
Insmed Inc. (a)	5,200	147,992
Intellia Therapeutics Inc. (a)	3,100	501,921
Intercept Pharmaceuticals Inc. (a)	1,600	31,952
Invitae Corp. (a)	9,800	330,554
Ionis Pharmaceuticals Inc. (a)	2,000	79,780
Iovance Biotherapeutics Inc. (a)	2,100	54,642
Ironwood Pharmaceuticals Inc. (a)	7,900	101,673
iTeos Therapeutics Inc. (a)	1,200	30,780
IVERIC bio Inc. (a)	4,900	30,919
Kadmon Holdings Inc. (a)	10,500	40,635
KalVista Pharmaceuticals Inc. (a)	1,100	26,356
Karuna Therapeutics Inc. (a)	1,100	125,389
Karyopharm Therapeutics Inc. (a)	4,300	44,376
Keros Therapeutics Inc. (a)	800	33,976
Kezar Life Sciences Inc. (a)	400	2,172
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,600	22,288
Kinnate Biopharma Inc. (a)	800	18,624
Kodiak Sciences Inc. (a)	1,724	160,332
Kronos Bio Inc. (a)	900	21,555
Krystal Biotech Inc. (a)	700	47,600
Kura Oncology Inc. (a)	3,100	64,635
Kymera Therapeutics Inc. (a)	1,400	67,900
Lexicon Pharmaceuticals Inc. (a)	3,100	14,229
Ligand Pharmaceuticals Inc. (a)	700	91,833
Lineage Cell Therapeutics Inc. (a)	6,100	17,385
MacroGenics Inc. (a)	2,700	72,522
Madrigal Pharmaceuticals Inc. (a)	500	48,705
Magenta Therapeutics Inc. (a)	1,500	14,670
MannKind Corp. (a)	13,400	73,030
	Number of Shares	Fair Value
MEI Pharma Inc. (a)	6,700	$ 19,095
MeiraGTx Holdings PLC (a)	1,500	23,250
Mersana Therapeutics Inc. (a)	3,174	43,103
MiMedx Group Inc. (a)	5,500	68,805
Mirati Therapeutics Inc. (a)	600	96,918
Moderna Inc. (a)	4,800	1,127,904
Molecular Templates Inc. (a)	1,600	12,512
Morphic Holding Inc. (a)	800	45,912
Mustang Bio Inc. (a)	600	1,992
Myriad Genetics Inc. (a)	3,600	110,088
Natera Inc. (a)	1,100	124,883
Neoleukin Therapeutics Inc. (a)	2,000	18,460
Neurocrine Biosciences Inc. (a)	1,400	136,248
Nkarta Inc. (a)	1,200	38,028
Novavax Inc. (a)	1,000	212,310
Nurix Therapeutics Inc. (a)	1,400	37,142
Ocugen Inc. (a)	9,100	73,073
Olema Pharmaceuticals Inc. (a)	700	19,586
Oncocyte Corp. (a)	4,300	24,682
Oncternal Therapeutics Inc. (a)	3,800	18,050
OPKO Health Inc. (a)	20,300	82,215
Organogenesis Holdings Inc. (a)	1,400	23,268
ORIC Pharmaceuticals Inc. (a)	1,400	24,766
Outlook Therapeutics Inc. (a)	7,100	17,679
Passage Bio Inc. (a)	1,700	22,508
PMV Pharmaceuticals Inc. (a)	800	27,328
Poseida Therapeutics Inc. (a)	2,000	20,040
Praxis Precision Medicines Inc. (a)	700	12,796
Precigen Inc. (a)	4,200	27,384
Precision BioSciences Inc. (a)	2,800	35,056
Prelude Therapeutics Inc. (a)	600	17,178
Prometheus Biosciences Inc. (a)	800	19,648
Protagonist Therapeutics Inc. (a)	1,675	75,174
PTC Therapeutics Inc. (a)	3,100	131,037
Puma Biotechnology Inc. (a)	1,900	17,442
Radius Health Inc. (a)	2,700	49,248
RAPT Therapeutics Inc. (a)	900	28,611
Recursion Pharmaceuticals Inc., Class A (a)	1,000	36,500
Regeneron Pharmaceuticals Inc. (a)	1,400	781,956

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
REGENXBIO Inc. (a)	1,800	$ 69,930
Relay Therapeutics Inc. (a)	2,700	98,793
Replimune Group Inc. (a)	1,400	53,788
REVOLUTION Medicines Inc. (a)	2,900	92,046
Rhythm Pharmaceuticals Inc. (a)	2,300	45,034
Rigel Pharmaceuticals Inc. (a)	10,200	44,268
Rocket Pharmaceuticals Inc. (a)	1,800	79,722
Rubius Therapeutics Inc. (a)	2,100	51,261
Sage Therapeutics Inc. (a)	800	45,448
Sana Biotechnology Inc. (a)	1,300	25,558
Sangamo Therapeutics Inc. (a)	5,300	63,441
Sarepta Therapeutics Inc. (a)	1,100	85,514
Scholar Rock Holding Corp. (a)	1,500	43,350
Seagen Inc. (a)	1,900	299,972
Selecta Biosciences Inc. (a)	4,600	19,228
Seres Therapeutics Inc. (a)	3,400	81,090
Sesen Bio Inc. (a)	8,400	38,808
Shattuck Labs Inc. (a)	1,500	43,485
Silverback Therapeutics Inc. (a)	800	24,712
Solid Biosciences Inc. (a)	4,800	17,568
Sorrento Therapeutics Inc. (a)	12,500	121,125
Spectrum Pharmaceuticals Inc. (a)	8,800	33,000
Spero Therapeutics Inc. (a)	1,400	19,544
SpringWorks Therapeutics Inc. (a)	1,200	98,892
Stoke Therapeutics Inc. (a)	800	26,928
Summit Therapeutics Inc. (a)	2,400	17,904
Sutro Biopharma Inc. (a)	1,900	35,321
Syndax Pharmaceuticals Inc. (a)	1,896	32,554
Syros Pharmaceuticals Inc. (a)	2,900	15,805
Taysha Gene Therapies Inc. (a)	1,100	23,320
TCR2 Therapeutics Inc. (a)	1,700	27,897
TG Therapeutics Inc. (a)	6,200	240,498
Tonix Pharmaceuticals Holding Corp. (a)	18,200	20,202
Translate Bio Inc. (a)	3,100	85,374
Travere Therapeutics Inc. (a)	2,600	37,934
Trevena Inc. (a)	10,100	17,069
Turning Point Therapeutics Inc. (a)	2,300	179,446
Twist Bioscience Corp. (a)	2,400	319,800
	Number of Shares	Fair Value
Ultragenyx Pharmaceutical Inc. (a)	900	$ 85,815
United Therapeutics Corp. (a)	611	109,620
UroGen Pharma Ltd. (a)	1,200	18,324
Vanda Pharmaceuticals Inc. (a)	2,500	53,775
Vaxart Inc. (a)	6,145	46,026
Vaxcyte Inc. (a)	1,700	38,267
VBI Vaccines Inc. (a)	10,793	36,157
Veracyte Inc. (a)	3,400	135,932
Verastem Inc. (a)	10,400	42,328
Vericel Corp. (a)	2,300	120,750
Vertex Pharmaceuticals Inc. (a)	3,700	746,031
Viking Therapeutics Inc. (a)	4,000	23,960
Vir Biotechnology Inc. (a)	3,100	146,568
Viracta Therapeutics Inc. (a)	1,800	20,412
VistaGen Therapeutics Inc. (a)	10,700	33,705
Vor BioPharma Inc. (a)	700	13,055
XBiotech Inc. (a)	857	14,192
Xencor Inc. (a)	2,800	96,572
XOMA Corp. (a)	400	13,600
Y-mAbs Therapeutics Inc. (a)	1,400	47,320
Zentalis Pharmaceuticals Inc. (a)	1,600	85,120
ZIOPHARM Oncology Inc. (a)	12,700	33,528
		27,401,267
Brewers - 0.0% *
Molson Coors Beverage Co., Class B (a)	2,700	144,963
The Boston Beer Company Inc., Class A (a)	124	126,579
		271,542
Broadcasting - 0.1%
AMC Networks Inc., Class A (a)	1,400	93,520
Discovery Inc., Class A (a)	2,300	70,564
Discovery Inc., Class C (a)	4,600	133,308
Entercom Communications Corp. (a)	6,900	29,739
Entravision Co.mmunications Co.rp, Class A	2,100	14,028
Fox Corp., Class A	4,900	181,937
Fox Corp., Class B	1,900	66,880
Gray Television Inc.	4,200	98,280
Hemisphere Media Group Inc. (a)	200	2,360
iHeartMedia Inc., Class A (a)	5,453	146,849

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Media General Inc. (a)	2,076	$ 208
Nexstar Broadcasting Group Inc., Class A	600	88,728
Sinclair Broadcast Group Inc., Class A	2,169	72,054
TEGNA Inc.	11,000	206,360
The EW Scripps., Class A	2,500	50,975
ViacomCBS Inc., Class B	8,200	370,640
		1,626,430
Building Products - 0.2%
AAON Inc.	1,856	116,167
Advanced Drainage Systems Inc.	700	81,599
American Woodmark Corp. (a)	800	65,352
AO Smith Corp.	2,006	144,553
Apogee Enterprises Inc.	1,500	61,095
Armstrong World Industries Inc.	700	75,082
Builders FirstSource Inc. (a)	2,700	115,182
Carrier Global Corp.	12,400	602,640
Cornerstone Building Brands Inc. (a)	2,600	47,268
CSW Industrials Inc.	700	82,922
Fortune Brands Home & Security Inc.	2,035	202,706
Gibraltar Industries Inc. (a)	1,700	129,727
Griffon Corp.	2,100	53,823
Insteel Industries Inc.	1,100	35,365
JELD-WEN Holding Inc. (a)	3,858	101,311
Johnson Controls International PLC	9,800	672,574
Lennox International Inc.	500	175,400
Masco Corp.	3,600	212,076
Masonite International Corp. (a)	1,200	134,148
Owens Corning	1,600	156,640
PGT Innovations Inc. (a)	2,800	65,044
Quanex Building Products Corp.	1,500	37,260
Resideo Technologies Inc. (a)	7,400	222,000
Simpson Manufacturing Company Inc.	2,200	242,968
The AZEK Company Inc. (a)	1,400	59,444
Trex Company Inc. (a)	1,700	173,757
UFP Industries Inc.	3,100	230,454
View Inc. (a)	4,200	35,616
		4,332,173
	Number of Shares	Fair Value
Cable & Satellite - 0.3%
Altice USA Inc., Class A (a)	3,400	$ 116,076
Cable One Inc.	76	145,373
Charter Communications Inc., Class A (a)	1,878	1,354,883
Comcast Corp., Class A	64,637	3,685,602
DISH Network Corp., Class A (a)	3,700	154,660
Liberty Broadband Corp., Class A (a)	300	50,451
Liberty Broadband Corp., Class C (a)	2,100	364,686
Liberty Media Corp-Liberty SiriusXM (a)	3,500	162,593
Loral Space & Communications Inc.	800	31,080
MSG Networks Inc., Class A (a)	1,800	26,244
Sirius XM Holdings Inc.	11,200	73,248
WideOpenWest Inc. (a)	3,100	64,201
		6,229,097
Casinos & Gaming - 0.1%
Accel Entertainment Inc. (a)	3,000	35,610
Bally's Corp. (a)	1,200	64,932
Boyd Gaming Corp. (a)	1,000	61,490
Caesars Entertainment Inc. (a)	2,800	290,500
Century Casinos Inc. (a)	1,800	24,174
Churchill Downs Inc.	500	99,130
DraftKings Inc., Class A (a)	4,300	224,331
Everi Holdings Inc. (a)	4,029	100,483
Golden Entertainment Inc. (a)	1,000	44,800
International Game Technology PLC (a)	4,900	117,404
Las Vegas Sands Corp. (a)	4,700	247,643
MGM Resorts International	5,600	238,840
Monarch Casino & Resort Inc. (a)	694	45,922
Penn National Gaming Inc. (a)	2,200	168,278
PlayAGS Inc. (a)	900	8,910
Red Rock Resorts Inc., Class A (a)	3,400	144,500
Rush Street Interactive Inc. (a)	2,600	31,876
Scientific Games Co.rp, Class A (a)	4,700	363,968
Wynn Resorts Ltd. (a)	1,400	171,220
		2,484,011
Coal & Consumable Fuels - 0.0% *
Arch Resources Inc. (a)	600	34,188

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
CONSOL Energy Inc. (a)	1,900	$ 35,093
Energy Fuels Inc. (a)	5,700	34,485
Peabody Energy Corp. (a)	5,200	41,236
Ur-Energy Inc. (a)	13,500	18,900
		163,902
Commercial Printing - 0.0% *
Brady Corp., Class A	2,400	134,496
Deluxe Corp.	2,100	100,317
Ennis Inc.	1,577	33,937
RR Donnelley & Sons Co. (a)	2,800	17,584
		286,334
Commodity Chemicals - 0.1%
AdvanSix Inc. (a)	1,600	47,776
Cabot Corp.	2,800	159,404
Dow Inc.	10,600	670,768
Hawkins Inc.	1,160	37,990
Koppers Holdings Inc. (a)	1,200	38,820
Kronos Worldwide Inc.	1,400	20,048
LyondellBasell Industries N.V., Class A	3,700	380,619
Olin Corp.	2,090	96,683
PureCycle Technologies Inc. (a)	1,600	37,840
Tredegar Corp.	1,600	22,032
Trinseo S.A.	1,900	113,696
Valvoline Inc.	2,700	87,642
Westlake Chemical Corp.	500	45,045
Zymergen Inc. (a)	900	36,009
		1,794,372
Communications Equipment - 0.3%
ADTRAN Inc.	2,800	57,820
Arista Networks Inc. (a)	800	289,848
CalAmp Corp. (a)	2,000	25,440
Calix Inc. (a)	2,709	128,678
Cambium Networks Corp. (a)	500	24,175
Casa Systems Inc. (a)	1,900	16,853
Ciena Corp. (a)	2,300	130,847
Cisco Systems Inc.	59,670	3,162,510
Clearfield Inc. (a)	700	26,215
CommScope Holding Company Inc. (a)	2,900	61,799
Comtech Telecommunications Corp.	1,400	33,824
Digi International Inc. (a)	1,737	34,931
DZS Inc. (a)	1,132	23,489
EchoStar Corp., Class A (a)	2,000	48,580
	Number of Shares	Fair Value
Extreme Networks Inc. (a)	5,500	$ 61,380
F5 Networks Inc. (a)	900	167,994
Harmonic Inc. (a)	5,700	48,564
Infinera Corp. (a)	8,100	82,620
Inseego Corp. (a)	4,200	42,378
Juniper Networks Inc.	4,900	134,015
KVH Industries Inc. (a)	200	2,460
Lumentum Holdings Inc. (a)	1,100	90,233
Motorola Solutions Inc.	2,400	520,440
NETGEAR Inc. (a)	1,400	53,648
NetScout Systems Inc. (a)	3,500	99,890
Plantronics Inc. (a)	1,600	66,768
Ribbon Communications Inc. (a)	4,000	30,440
Ubiquiti Inc.	100	31,219
ViaSat Inc. (a)	900	44,856
Viavi Solutions Inc. (a)	11,800	208,388
		5,750,302
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc.	3,503	402,775
Conn's Inc. (a)	771	19,660
GameStop Corp., Class A (a)	800	171,312
Rent-A-Center Inc.	3,200	169,824
		763,571
Construction & Engineering - 0.1%
AECOM (a)	2,100	132,972
Ameresco Inc., Class A (a)	1,200	75,264
API Group Corp. (a)(b)	8,900	185,921
Arcosa Inc.	2,500	146,850
Argan Inc.	874	41,768
Comfort Systems USA Inc.	1,800	141,822
Concrete Pumping Holdings Inc. (a)	300	2,541
Construction Partners Inc., Class A (a)	1,185	37,209
Dycom Industries Inc. (a)	1,600	119,248
EMCOR Group Inc.	2,800	344,932
Fluor Corp. (a)	7,200	127,440
Granite Construction Inc.	2,400	99,672
Great Lakes Dredge & Dock Corp. (a)	3,000	43,830
HC2 Holdings Inc. (a)	3,071	12,223
IES Holdings Inc. (a)	520	26,707
MasTec Inc. (a)	700	74,270
Matrix Service Co. (a)	1,600	16,800
MYR Group Inc. (a)	781	71,009
Northwest Pipe Co. (a)	597	16,865

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
NV5 Global Inc. (a)	600	$ 56,706
Primoris Services Corp.	2,300	67,689
Quanta Services Inc.	2,038	184,582
Sterling Construction Company Inc. (a)	1,600	38,608
Tutor Perini Corp. (a)	2,000	27,700
Valmont Industries Inc.	300	70,815
WillScot Mobile Mini Holdings Corp. (a)	9,000	250,830
		2,414,273
Construction Machinery & Heavy Trucks - 0.2%
Alamo Group Inc.	400	61,072
Allison Transmission Holdings Inc.	1,700	67,558
Astec Industries Inc.	1,100	69,234
Blue Bird Corp. (a)	900	22,374
Caterpillar Inc.	7,800	1,697,514
Cummins Inc.	1,937	472,260
Douglas Dynamics Inc.	1,100	44,759
Federal Signal Corp.	3,100	124,713
Hyliion Holdings Corp. (a)	5,800	67,570
Meritor Inc. (a)	3,500	81,970
Miller Industries Inc.	670	26,425
Navistar International Corp. (a)	2,100	93,450
Nikola Corp. (a)	9,800	176,988
Oshkosh Corp.	1,000	124,640
PACCAR Inc.	4,900	437,325
REV Group Inc.	1,600	25,104
Terex Corp.	3,400	161,908
The Greenbrier Companies Inc.	1,600	69,728
The Manitowoc Company Inc. (a)	2,000	49,000
The Shyft Group Inc.	1,663	62,213
Trinity Industries Inc.	4,300	115,627
Wabash National Corp.	3,100	49,600
Westinghouse Air Brake Technologies Corp.	2,700	222,210
		4,323,242
Construction Materials - 0.1%
Eagle Materials Inc.	600	85,266
Forterra Inc. (a)	519	12,202
Martin Marietta Materials Inc.	900	316,629
Summit Materials Inc., Class A (a)	5,800	202,130
U.S. Lime & Minerals Inc.	80	11,127
US Concrete Inc. (a)	900	66,420
	Number of Shares	Fair Value
Vulcan Materials Co.	1,900	$ 330,733
		1,024,507
Consumer Electronics - 0.0% *
GoPro Inc., Class A (a)	5,900	68,735
Sonos Inc. (a)	6,200	218,426
Universal Electronics Inc. (a)	800	38,800
VOXX International Corp. (a)	1,143	16,013
Vuzix Corp. (a)	2,900	53,215
		395,189
Consumer Finance - 0.3%
Ally Financial Inc.	5,100	254,184
American Express Co.	9,208	1,521,438
Atlanticus Holdings Corp. (a)	100	3,970
Capital One Financial Corp.	6,300	974,547
Credit Acceptance Corp. (a)	161	73,112
Curo Group Holdings Corp.	1,200	20,400
Discover Financial Services	4,400	520,476
Encore Capital Group Inc. (a)	1,500	71,085
Enova International Inc. (a)	1,700	58,157
Ezcorp Inc., Class A (a)	3,500	21,105
FirstCash Inc.	2,100	160,524
Green Dot Corp., Class A (a)	2,700	126,495
LendingClub Corp. (a)	4,700	85,211
LendingTree Inc. (a)	600	127,128
Navient Corp.	8,700	168,171
Nelnet Inc., Class A	600	45,138
OneMain Holdings Inc.	1,100	65,901
Oportun Financial Corp. (a)	1,200	24,036
PRA Group Inc. (a)	2,300	88,481
PROG Holdings Inc.	3,500	168,455
Regional Management Corp.	500	23,270
Santander Consumer USA Holdings Inc.	1,100	39,952
SLM Corp.	3,900	81,666
Synchrony Financial	8,200	397,864
Upstart Holdings Inc. (a)	200	24,980
World Acceptance Corp. (a)	200	32,048
		5,177,794
Copper - 0.0% *
Freeport-McMoRan Inc.	20,700	768,177
Data Processing & Outsourced Services - 1.3%
Alliance Data Systems Corp.	700	72,933
Automatic Data Processing Inc.	6,000	1,191,720

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Broadridge Financial Solutions Inc.	1,700	$ 274,601
Cantaloupe Inc. (a)	2,900	34,394
Cass Information Systems Inc.	600	24,450
Concentrix Corp. (a)	638	102,590
Conduent Inc. (a)	7,300	54,750
CSG Systems International Inc.	1,600	75,488
Euronet Worldwide Inc. (a)	600	81,210
Evo Payments Inc., Class A (a)	2,100	58,254
ExlService Holdings Inc. (a)	1,576	167,466
Fidelity National Information Services Inc.	8,760	1,241,029
Fiserv Inc. (a)	8,500	908,565
FleetCor Technologies Inc. (a)	1,200	307,272
Genpact Ltd.	2,800	127,204
Global Payments Inc.	4,100	768,914
GreenBox POS (a)	1,500	17,895
GreenSky Inc., Class A (a)	3,800	21,090
I3 Verticals Inc., Class A (a)	1,100	33,242
International Money Express Inc. (a)	1,700	25,245
Jack Henry & Associates Inc.	945	154,517
Marathon Digital Holdings Inc. (a)	4,700	147,439
Mastercard Inc., Class A	12,458	4,548,291
Maximus Inc.	3,200	281,504
MoneyGram International Inc. (a)	3,700	37,296
Paya Holdings Inc. (a)	4,000	44,080
Paychex Inc.	4,600	493,580
PayPal Holdings Inc. (a)	16,636	4,849,061
Repay Holdings Corp. (a)	3,300	79,332
Sabre Corp. (a)	4,800	59,904
Shift4 Payments Inc., Class A (a)	600	56,232
Square Inc., Class A (a)	5,532	1,348,702
Sykes Enterprises Inc. (a)	1,832	98,378
The Western Union Co.	6,100	140,117
TTEC Holdings Inc.	900	92,781
Verra Mobility Corp. (a)	6,800	104,516
Visa Inc., Class A	24,034	5,619,630
WEX Inc. (a)	626	121,382
		23,865,054
Department Stores - 0.0% *
Dillard's Inc., Class A	400	72,352
Kohl's Corp.	2,000	110,220
Macy's Inc. (a)	16,000	303,360
	Number of Shares	Fair Value
Nordstrom Inc. (a)	1,600	$ 58,512
		544,444
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class B	2,400	179,856
Brown-Forman Corp., Class A	500	35,250
Constellation Brands Inc., Class A	2,300	537,947
MGP Ingredients Inc.	600	40,584
		793,637
Distributors - 0.0% *
Core-Mark Holding Company Inc.	2,200	99,022
Funko Inc., Class A (a)	1,400	29,792
Genuine Parts Co.	2,100	265,587
LKQ Corp. (a)	3,700	182,114
Pool Corp.	530	243,090
		819,605
Diversified Banks - 0.9%
Bank of America Corp.	106,492	4,390,665
Citigroup Inc.	29,112	2,059,674
JPMorgan Chase & Co.	42,571	6,621,494
U.S. Bancorp	18,700	1,065,339
Wells Fargo & Co.	58,383	2,644,166
		16,781,338
Diversified Chemicals - 0.0% *
Eastman Chemical Co.	1,923	224,510
Huntsman Corp.	3,000	79,560
The Chemours Co.	2,400	83,520
		387,590
Diversified Metals & Mining - 0.0% *
Compass Minerals International Inc.	1,700	100,742
Ferroglobe PLC (a)(c)**	1,316	—
Materion Corp.	1,000	75,350
MP Materials Corp. (a)	3,600	132,696
		308,788
Diversified Real Estate Activities - 0.0% *
Tejon Ranch Co. (a)	1,300	19,773
The RMR Group Inc., Class A	900	34,776
The St Joe Co.	1,579	70,439
		124,988

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Diversified REITs - 0.1%
Alexander & Baldwin Inc.	3,400	$ 62,288
American Assets Trust Inc.	2,500	93,225
Armada Hoffler Properties Inc.	3,500	46,515
Broadstone Net Lease Inc.	7,000	163,870
CTO Realty Growth Inc.	400	21,408
DigitalBridge Group Inc. (a)	24,900	196,710
Empire State Realty Trust Inc., Class A	7,000	84,000
Essential Properties Realty Trust Inc.	5,400	146,016
Gladstone Commercial Corp.	2,000	45,120
Global Net Lease Inc.	4,400	81,400
iStar Inc.	3,300	68,409
One Liberty Properties Inc.	985	27,964
PS Business Parks Inc.	984	145,711
STORE Capital Corp.	3,600	124,236
VEREIT Inc.	2,800	128,604
Washington Real Estate Investment Trust	4,300	98,900
WP Carey Inc.	2,400	179,088
		1,713,464
Diversified Support Services - 0.1%
Cintas Corp.	1,300	496,600
Copart Inc. (a)	2,900	382,307
Driven Brands Holdings Inc. (a)	300	9,276
Healthcare Services Group Inc.	3,800	119,966
IAA Inc. (a)	2,000	109,080
KAR Auction Services Inc. (a)	6,500	114,075
Matthews International Corp., Class A	1,500	53,940
UniFirst Corp.	752	176,449
Viad Corp. (a)	900	44,865
VSE Corp.	600	29,706
		1,536,264
Drug Retail - 0.0% *
Rite Aid Corp. (a)	2,600	42,380
Walgreens Boots Alliance Inc.	10,400	547,144
		589,524
Education Services - 0.1%
2U Inc. (a)	3,500	145,845
Adtalem Global Education Inc. (a)	2,600	92,664
American Public Education Inc. (a)	900	25,506
	Number of Shares	Fair Value
Bright Horizons Family Solutions Inc. (a)	900	$ 132,399
Chegg Inc. (a)	1,800	149,598
Coursera Inc. (a)	600	23,736
Graham Holdings Co., Class B	200	126,780
Grand Canyon Education Inc. (a)	700	62,979
Houghton Mifflin Harcourt Co. (a)	5,000	55,200
Laureate Education Inc., Class A (a)	5,100	74,001
Perdoceo Education Corp. (a)	4,100	50,307
Strategic Eduction Inc.	1,200	91,272
Stride Inc. (a)	1,900	61,047
		1,091,334
Electric Utilities - 0.5%
ALLETE Inc.	2,700	188,946
Alliant Energy Corp.	3,700	206,312
American Electric Power Company Inc.	7,100	600,589
Avangrid Inc.	898	46,184
Duke Energy Corp.	10,586	1,045,050
Edison International	5,100	294,882
Entergy Corp.	3,000	299,100
Evergy Inc.	3,100	187,333
Eversource Energy	4,941	396,466
Exelon Corp.	13,968	618,922
FirstEnergy Corp.	7,400	275,354
Hawaiian Electric Industries Inc.	1,600	67,648
IDACORP Inc.	800	78,000
MGE Energy Inc.	1,900	141,436
NextEra Energy Inc.	27,686	2,028,830
NRG Energy Inc.	3,600	145,080
OGE Energy Corp.	3,000	100,950
Otter Tail Corp.	2,100	102,501
PG&E Corp. (a)	21,400	217,638
Pinnacle West Capital Corp.	1,652	135,414
PNM Resources Inc.	3,800	185,326
Portland General Electric Co.	4,600	211,968
PPL Corp.	10,900	304,873
The Southern Co.	15,264	923,625
Xcel Energy Inc.	7,475	492,453
		9,294,880
Electrical Components & Equipment - 0.3%
Acuity Brands Inc.	500	93,515
Allied Motion Technologies Inc.	600	20,718

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
American Superconductor Corp. (a)	1,600	$ 27,824
AMETEK Inc.	3,300	440,550
Array Technologies Inc. (a)	6,300	98,280
Atkore Inc. (a)	2,400	170,400
Beam Global (a)	400	15,324
ChargePoint Holdings Inc. (a)	1,800	62,532
Eaton Corporation PLC	5,534	820,028
Emerson Electric Co.	8,500	818,040
Encore Wire Corp.	1,028	77,912
EnerSys	2,200	215,006
Eos Energy Enterprises Inc. (a)	1,000	17,960
FuelCell Energy Inc. (a)	16,100	143,290
Generac Holdings Inc. (a)	838	347,896
GrafTech International Ltd.	8,400	97,608
Hubbell Inc.	800	149,472
Plug Power Inc. (a)	7,100	242,749
Powell Industries Inc.	600	18,570
Preformed Line Products Co.	163	12,095
Regal Beloit Corp.	558	74,498
Rockwell Automation Inc.	1,644	470,217
Romeo Power Inc. (a)	2,200	17,908
Sensata Technologies Holding plc (a)	2,300	133,331
Shoals Technologies Group Inc., Class A (a)	1,300	46,150
Stem Inc. (a)	3,100	111,631
Sunrun Inc. (a)	2,800	156,184
Thermon Group Holdings Inc. (a)	2,000	34,080
Vertiv Holdings Co.	3,600	98,280
Vicor Corp. (a)	900	95,166
		5,127,214
Electronic Components - 0.1%
Akoustis Technologies Inc. (a)	2,200	23,562
Amphenol Corp., Class A	8,500	581,485
Belden Inc.	2,200	111,254
Corning Inc.	10,775	440,698
II-VI Inc. (a)	5,300	384,727
Knowles Corp. (a)	4,400	86,856
Littelfuse Inc.	300	76,437
Rogers Corp. (a)	940	188,752
Vishay Intertechnology Inc.	6,855	154,580
		2,048,351
Electronic Equipment & Instruments - 0.2%
908 Devices Inc. (a)	400	15,500
	Number of Shares	Fair Value
Advanced Energy Industries Inc.	2,000	$ 225,420
Arlo Technologies Inc. (a)	4,700	31,819
Badger Meter Inc.	1,484	145,610
Cognex Corp.	2,300	193,315
Coherent Inc. (a)	300	79,302
Daktronics Inc. (a)	800	5,272
FARO Technologies Inc. (a)	900	69,993
Iteris Inc. (a)	3,100	20,615
Itron Inc. (a)	2,300	229,954
Keysight Technologies Inc. (a)	2,700	416,907
Luna Innovations Inc. (a)	1,800	19,494
MicroVision Inc. (a)	7,800	130,650
Napco Security Technologies Inc. (a)	900	32,733
National Instruments Corp.	1,900	80,332
nLight Inc. (a)	1,600	58,048
Novanta Inc. (a)	1,800	242,568
OSI Systems Inc. (a)	800	81,312
Ouster Inc. (a)	1,400	17,486
PAR Technology Corp. (a)	900	62,946
Trimble Inc. (a)	3,700	302,771
Velodyne Lidar Inc. (a)	3,500	37,240
Vishay Precision Group Inc. (a)	800	27,232
Vontier Corp.	2,299	74,901
Zebra Technologies Corp., Class A (a)	800	423,592
		3,025,012
Electronic Manufacturing Services - 0.0% *
Benchmark Electronics Inc.	1,700	48,382
CTS Corp.	1,485	55,183
IPG Photonics Corp. (a)	500	105,385
Jabil Inc.	2,200	127,864
Kimball Electronics Inc. (a)	1,380	30,001
Methode Electronics Inc.	1,800	88,578
Plexus Corp. (a)	1,436	131,265
Sanmina Corp. (a)	2,821	109,906
TTM Technologies Inc. (a)	2,500	35,750
		732,314
Environmental & Facilities Services - 0.1%
ABM Industries Inc.	3,401	150,834
BrightView Holdings Inc. (a)	1,300	20,956
Casella Waste Systems Inc., Class A (a)	2,500	158,575
CECO Environmental Corp. (a)	2,200	15,752
Clean Harbors Inc. (a)	800	74,512

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	17

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Covanta Holding Corp.	5,800	$ 102,138
Harsco Corp. (a)	3,700	75,554
Heritage-Crystal Clean Inc. (a)	900	26,712
Montrose Environmental Group Inc. (a)	1,000	53,660
Republic Services Inc.	2,719	299,117
Rollins Inc.	3,378	115,528
SP Plus Corp. (a)	1,400	42,826
Stericycle Inc. (a)	1,400	100,170
Team Inc. (a)	1,900	12,730
Tetra Tech Inc.	2,800	341,712
US Ecology Inc. (a)	1,500	56,280
Waste Management Inc.	5,800	812,638
		2,459,694
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	1,800	31,518
CF Industries Holdings Inc.	3,200	164,640
Corteva Inc.	10,000	443,500
FMC Corp.	1,764	190,865
Intrepid Potash Inc. (a)	600	19,116
The Mosaic Co.	5,200	165,932
The Scotts Miracle-Gro Co.	577	110,738
		1,126,309
Financial Exchanges & Data - 0.3%
Cboe Global Markets Inc.	1,600	190,480
CME Group Inc.	5,100	1,084,668
Donnelley Financial Solutions Inc. (a)	1,700	56,100
FactSet Research Systems Inc.	500	167,805
Intercontinental Exchange Inc.	7,757	920,756
MarketAxess Holdings Inc.	500	231,795
Moody's Corp.	2,300	833,451
Morningstar Inc.	300	77,133
MSCI Inc.	1,161	618,906
Nasdaq Inc.	1,615	283,917
Open Lending Corp., Class A (a)	5,100	219,759
S&P Global Inc.	3,400	1,395,530
Tradeweb Markets Inc., Class A	1,300	109,928
		6,190,228
Food Distributors - 0.1%
HF Foods Group Inc. (a)	2,400	12,696
Performance Food Group Co. (a)	6,700	324,883
	Number of Shares	Fair Value
SpartanNash Co.	2,061	$ 39,798
Sysco Corp.	7,000	544,250
The Andersons Inc.	1,800	54,954
The Chefs' Warehouse Inc. (a)	1,300	41,379
U.S. Foods Holding Corp. (a)	3,300	126,588
United Natural Foods Inc. (a)	2,805	103,729
		1,248,277
Food Retail - 0.0% *
Albertsons Companies Inc., Class A	2,300	45,218
Casey's General Stores Inc.	478	93,038
Grocery Outlet Holding Corp. (a)	1,100	38,126
Ingles Markets Inc., Class A	793	46,208
Natural Grocers by Vitamin Cottage Inc.	100	1,074
Sprouts Farmers Market Inc. (a)	5,800	144,130
The Kroger Co.	10,723	410,798
Village Super Market Inc., Class A	536	12,601
Weis Markets Inc.	583	30,118
		821,311
Footwear - 0.2%
Crocs Inc. (a)	3,400	396,168
Deckers Outdoor Corp. (a)	400	153,628
NIKE Inc., Class B	17,500	2,703,575
Rocky Brands Inc.	400	22,240
Skechers U.S.A. Inc., Class A (a)	2,000	99,660
Steven Madden Ltd.	4,261	186,461
Wolverine World Wide Inc.	4,200	141,288
		3,703,020
Forest Products - 0.0% *
Louisiana-Pacific Corp.	1,300	78,377
Gas Utilities - 0.1%
Atmos Energy Corp.	1,900	182,609
Chesapeake Utilities Corp.	900	108,297
National Fuel Gas Co.	1,300	67,925
New Jersey Resources Corp.	4,800	189,936
Northwest Natural Holding Co.	1,500	78,780
ONE Gas Inc.	2,700	200,124
South Jersey Industries Inc.	5,100	132,243
Southwest Gas Holdings Inc.	2,900	191,951
Spire Inc.	2,600	187,902

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
UGI Corp.	3,100	$ 143,561
		1,483,328
General Merchandise Stores - 0.2%
Big Lots Inc.	1,878	123,966
Dollar General Corp.	3,315	717,333
Dollar Tree Inc. (a)	3,400	338,300
Franchise Group Inc.	1,300	45,851
Ollie's Bargain Outlet Holdings Inc. (a)	800	67,304
Target Corp.	6,966	1,683,961
		2,976,715
Gold - 0.1%
Coeur Mining Inc. (a)	12,400	110,112
Newmont Corp.	11,497	728,680
Royal Gold Inc.	1,000	114,100
		952,892
Health Care REITs - 0.1%
CareTrust REIT Inc.	4,900	113,827
Community Healthcare Trust Inc.	1,028	48,789
Diversified Healthcare Trust	10,500	43,890
Global Medical REIT Inc.	2,600	38,376
Healthcare Realty Trust Inc.	7,200	217,440
Healthcare Trust of America Inc., Class A	3,300	88,110
Healthpeak Properties Inc.	7,500	249,675
LTC Properties Inc.	1,895	72,749
Medical Properties Trust Inc.	7,900	158,790
National Health Investors Inc.	2,213	148,382
New Senior Investment Group Inc.	4,900	43,022
Omega Healthcare Investors Inc.	3,400	123,386
Physicians Realty Trust	10,800	199,476
Sabra Health Care REIT Inc.	10,500	191,100
Universal Health Realty Income Trust REIT	600	36,930
Ventas Inc.	5,300	302,630
Welltower Inc.	6,000	498,600
		2,575,172
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	3,900	106,899
AmerisourceBergen Corp.	2,008	229,896
Apria Inc. (a)	200	5,600
Cardinal Health Inc.	4,100	234,069
	Number of Shares	Fair Value
Covetrus Inc. (a)	6,000	$ 162,000
Henry Schein Inc. (a)	2,100	155,799
McKesson Corp.	2,316	442,912
Owens & Minor Inc.	3,687	156,071
Patterson Companies Inc.	4,342	131,953
PetIQ Inc. (a)	900	34,740
		1,659,939
Healthcare Equipment - 1.0%
Abbott Laboratories	24,600	2,851,878
ABIOMED Inc. (a)	600	187,266
Accelerate Diagnostics Inc. (a)	2,200	17,732
Accuray Inc. (a)	5,500	24,860
Acutus Medical Inc. (a)	508	8,626
Agiliti Inc. (a)	1,100	24,057
Alphatec Holdings Inc. (a)	2,400	36,768
AngioDynamics Inc. (a)	1,600	43,408
Apyx Medical Corp. (a)	2,000	20,620
Asensus Surgical Inc. (a)	11,500	36,455
Aspira Women's Health Inc. (a)	5,100	28,662
AtriCure Inc. (a)	2,300	182,459
AxoGen Inc. (a)	2,200	47,542
Axonics Modulation Technologies Inc. (a)	2,000	126,820
Baxter International Inc.	6,900	555,450
Becton Dickinson & Co.	4,100	997,079
Boston Scientific Corp. (a)	19,700	842,372
Cardiovascular Systems Inc. (a)	1,900	81,035
ClearPoint Neuro Inc. (a)	1,000	19,090
CONMED Corp.	1,400	192,402
CryoLife Inc. (a)	2,200	62,480
CryoPort Inc. (a)	2,000	126,200
Cutera Inc. (a)	1,000	49,030
CytoSorbents Corp. (a)	2,500	18,875
Danaher Corp.	8,990	2,412,556
DarioHealth Corp. (a)	800	17,088
DexCom Inc. (a)	1,400	597,800
Eargo Inc. (a)	500	19,955
Edwards Lifesciences Corp. (a)	8,900	921,773
Envista Holdings Corp. (a)	2,400	103,704
Glaukos Corp. (a)	2,200	186,626
Globus Medical Inc., Class A (a)	1,100	85,283
Heska Corp. (a)	440	101,081
Hill-Rom Holdings Inc.	1,000	113,590
Hologic Inc. (a)	3,800	253,536
IDEXX Laboratories Inc. (a)	1,200	757,860

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	19

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Inari Medical Inc. (a)	1,700	$ 158,576
Inogen Inc. (a)	1,061	69,145
Insulet Corp. (a)	900	247,059
Integer Holdings Corp. (a)	1,700	160,140
Integra LifeSciences Holdings Corp. (a)	1,100	75,064
Intersect ENT Inc. (a)	1,900	32,471
Intuitive Surgical Inc. (a)	1,700	1,563,388
Invacare Corp. (a)	2,052	16,560
iRhythm Technologies Inc. (a)	1,500	99,525
LeMaitre Vascular Inc.	700	42,714
Masimo Corp. (a)	676	163,896
Mesa Laboratories Inc.	268	72,674
Misonix Inc. (a)	900	19,962
Natus Medical Inc. (a)	1,400	36,372
Neuronetics Inc. (a)	1,100	17,622
Nevro Corp. (a)	1,700	281,843
NuVasive Inc. (a)	2,700	183,006
Ortho Clinical Diagnostics Holdings PLC (a)	4,300	92,063
Orthofix Medical Inc. (a)	1,100	44,121
Outset Medical Inc. (a)	2,200	109,956
PAVmed Inc. (a)	4,300	27,520
Penumbra Inc. (a)	500	137,030
Pulse Biosciences Inc. (a)	900	14,760
ResMed Inc.	2,100	517,692
SeaSpine Holdings Corp. (a)	1,600	32,816
Shockwave Medical Inc. (a)	1,700	322,541
Stereotaxis Inc. (a)	2,800	26,992
STERIS PLC	1,436	296,247
Stryker Corp.	5,000	1,298,650
Surmodics Inc. (a)	800	43,400
Tactile Systems Technology Inc. (a)	800	41,600
Talis Biomedical Corp. (a)	300	3,309
Tandem Diabetes Care Inc. (a)	900	87,660
Teleflex Inc.	600	241,074
TransMedics Group Inc. (a)	1,500	49,770
Vapotherm Inc. (a)	1,200	28,368
Varex Imaging Corp. (a)	1,659	44,494
ViewRay Inc. (a)	7,200	47,520
Zimmer Biomet Holdings Inc.	3,000	482,460
Zynex Inc. (a)	1,107	17,192
		19,399,270
Healthcare Facilities - 0.1%
Acadia Healthcare Company Inc. (a)	1,300	81,575
	Number of Shares	Fair Value
Brookdale Senior Living Inc. (a)	8,500	$ 67,150
Community Health Systems Inc. (a)	6,142	94,833
Encompass Health Corp.	1,500	117,045
Hanger Inc. (a)	1,600	40,448
HCA Healthcare Inc.	3,600	744,264
National HealthCare Corp.	557	38,934
Select Medical Holdings Corp.	5,680	240,037
Surgery Partners Inc. (a)	1,263	84,141
Tenet Healthcare Corp. (a)	5,413	362,617
The Ensign Group Inc.	2,687	232,882
The Joint Corp. (a)	765	64,199
The Pennat Group Inc. (a)	1,100	44,990
U.S. Physical Therapy Inc.	600	69,522
Universal Health Services Inc., Class B	1,100	161,073
		2,443,710
Healthcare Services - 0.3%
1Life Healthcare Inc. (a)	5,700	188,442
Accolade Inc. (a)	2,500	135,775
Addus HomeCare Corp. (a)	762	66,477
agilon health Inc. (a)	800	32,456
Amedisys Inc. (a)	500	122,465
AMN Healthcare Services Inc. (a)	2,400	232,752
Apollo Medical Holdings Inc. (a)	1,800	113,058
Castle Biosciences Inc. (a)	1,000	73,330
Chemed Corp.	269	127,640
Cigna Corp.	4,900	1,161,643
CorVel Corp. (a)	455	61,107
Cross Country Healthcare Inc. (a)	2,200	36,322
CVS Health Corp.	18,800	1,568,672
DaVita Inc. (a)	828	99,716
Fulgent Genetics Inc. (a)	996	91,861
Guardant Health Inc. (a)	1,200	149,028
InfuSystem Holdings Inc. (a)	916	19,044
Laboratory Corporation of America Holdings (a)	1,400	386,190
LHC Group Inc. (a)	1,500	300,390
MEDNAX Inc. (a)	3,800	114,570
ModivCare Inc. (a)	592	100,681
National Research Corp.	800	36,720
Oak Street Health Inc. (a)	1,400	81,998
Ontrak Inc. (a)	600	19,488
Option Care Health Inc. (a)	5,400	118,098
Premier Inc., Class A	1,800	62,622

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Privia Health Group Inc. (a)	1,000	$ 44,370
Quest Diagnostics Inc.	1,700	224,349
R1 RCM Inc. (a)	5,600	124,544
RadNet Inc. (a)	2,000	67,380
Sharps Compliance Corp. (a)	956	9,847
Tivity Health Inc. (a)	1,900	49,989
Viemed Healthcare Inc. (a)	2,160	15,444
		6,036,468
Healthcare Supplies - 0.2%
Align Technology Inc. (a)	1,100	672,100
Atrion Corp.	82	50,916
Avanos Medical Inc. (a)	2,400	87,288
BioLife Solutions Inc. (a)	800	35,608
Cerus Corp. (a)	7,000	41,370
DENTSPLY SIRONA Inc.	3,000	189,780
Haemonetics Corp. (a)	2,500	166,600
ICU Medical Inc. (a)	300	61,740
Lantheus Holdings Inc. (a)	3,100	85,684
Meridian Bioscience Inc. (a)	2,470	54,785
Merit Medical Systems Inc. (a)	2,800	181,048
Neogen Corp. (a)	5,400	248,616
OraSure Technologies Inc. (a)	4,200	42,588
OrthoPediatrics Corp. (a)	500	31,590
Pulmonx Corp. (a)	700	30,884
Quidel Corp. (a)	600	76,872
Retractable Technologies Inc. (a)	771	8,913
Senseonics Holdings Inc. (a)	20,400	78,336
SI-BONE Inc. (a)	1,700	53,499
Sientra Inc. (a)	3,100	24,676
Silk Road Medical Inc. (a)	1,300	62,218
STAAR Surgical Co. (a)	2,300	350,750
The Cooper Companies Inc.	700	277,389
Utah Medical Products Inc.	231	19,644
West Pharmaceutical Services Inc.	1,009	362,332
		3,295,226
Healthcare Technology - 0.2%
Allscripts Healthcare Solutions Inc. (a)	8,300	153,633
American Well Corp., Class A (a)	9,600	120,768
Castlight Health Inc., Class B (a)	7,800	20,514
Cerner Corp.	4,300	336,088
Change Healthcare Inc. (a)	3,600	82,944
Computer Programs & Systems Inc.	769	25,554
	Number of Shares	Fair Value
Evolent Health Inc., Class A (a)	3,660	$ 77,299
Forian Inc. (a)	1,400	17,598
Health Catalyst Inc. (a)	2,200	122,122
HealthStream Inc. (a)	1,600	44,704
iCAD Inc. (a)	1,200	20,772
Inovalon Holdings Inc., Class A (a)	3,900	132,912
Inspire Medical Systems Inc. (a)	1,366	263,993
Multiplan Corp. (a)	19,600	186,592
NantHealth Inc. (a)	1,700	3,944
NextGen Healthcare Inc. (a)	2,400	39,816
Omnicell Inc. (a)	2,200	333,190
OptimizeRx Corp. (a)	700	43,330
Phreesia Inc. (a)	1,700	104,210
Schrodinger Inc. (a)	2,200	166,342
Simulations Plus Inc.	616	33,825
Tabula Rasa HealthCare Inc. (a)	900	45,000
Teladoc Health Inc. (a)	2,100	349,209
Veeva Systems Inc., Class A (a)	1,900	590,805
Vocera Communications Inc. (a)	1,500	59,775
		3,374,939
Heavy Electrical Equipment - 0.0% *
AZZ Inc.	1,200	62,136
Babcock & Wilcox Enterprises Inc. (a)	2,400	18,912
Bloom Energy Corp., Class A (a)	6,785	182,313
TPI Composites Inc. (a)	1,500	72,630
		335,991
Home Building - 0.2%
Beazer Homes USA Inc. (a)	1,671	32,234
Cavco Industries Inc. (a)	500	111,095
Century Communities Inc.	1,530	101,806
D.R. Horton Inc.	4,776	431,607
Green Brick Partners Inc. (a)	1,800	40,932
Hovnanian Enterprises Inc. (a)	300	31,887
Installed Building Products Inc.	1,200	146,832
KB Home	4,600	187,312
Lennar Corp., Class A	4,023	399,685
LGI Homes Inc. (a)	1,162	188,174
M/I Homes Inc. (a)	1,374	80,612
MDC Holdings Inc.	2,826	142,996

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	21

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Meritage Homes Corp. (a)	1,884	$ 177,247
NVR Inc. (a)	43	213,852
PulteGroup Inc.	3,800	207,366
Skyline Champion Corp. (a)	2,700	143,910
Taylor Morrison Home Corp. (a)	6,500	171,730
Toll Brothers Inc.	1,715	99,144
TopBuild Corp. (a)	400	79,112
Tri Pointe Homes Inc. (a)	6,500	139,295
		3,126,828
Home Furnishing Retail - 0.1%
At Home Group Inc. (a)	2,600	95,784
Bed Bath & Beyond Inc. (a)	6,224	207,197
Haverty Furniture Companies Inc.	793	33,909
RH (a)	200	135,800
Sleep Number Corp. (a)	1,400	153,930
The Aaron's Co. Inc.	1,579	50,512
Williams-Sonoma Inc.	1,063	169,708
		846,840
Home Furnishings - 0.0% *
Casper Sleep Inc. (a)	400	3,296
Ethan Allen Interiors Inc.	1,310	36,156
Hooker Furniture Corp.	700	24,248
La-Z-Boy Inc.	2,200	81,488
Leggett & Platt Inc.	2,000	103,620
Mohawk Industries Inc. (a)	800	153,752
Purple Innovation Inc. (a)	1,900	50,179
Tempur Sealy International Inc.	2,800	109,732
The Lovesac Co. (a)	600	47,874
		610,345
Home Improvement Retail - 0.4%
Floor & Decor Holdings Inc., Class A (a)	1,400	147,980
GrowGeneration Corp. (a)	2,500	120,250
Lowe's Companies Inc.	10,100	1,959,097
Lumber Liquidators Holdings Inc. (a)	1,700	35,870
The Home Depot Inc.	15,199	4,846,809
		7,110,006
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc.	10,300	157,178
Ashford Hospitality Trust Inc. (a)	5,400	24,624
	Number of Shares	Fair Value
Chatham Lodging Trust (a)	2,800	$ 36,036
CorePoint Lodging Inc. (a)	2,300	24,610
DiamondRock Hospitality Co. (a)	10,200	98,940
Hersha Hospitality Trust (a)	2,000	21,520
Host Hotels & Resorts Inc. (a)	10,400	177,736
Park Hotels & Resorts Inc. (a)	3,500	72,135
Pebblebrook Hotel Trust	6,800	160,140
RLJ Lodging Trust	8,700	132,501
Ryman Hospitality Properties Inc. (a)	2,600	205,296
Service Properties Trust	8,400	105,840
Summit Hotel Properties Inc. (a)	4,500	41,985
Sunstone Hotel Investors Inc. (a)	11,300	140,346
Xenia Hotels & Resorts Inc. (a)	5,800	108,634
		1,507,521
Hotels, Resorts & Cruise Lines - 0.2%
Bluegreen Vacations Holding Corp. (a)	1,100	19,800
Booking Holdings Inc. (a)	587	1,284,409
Carnival Corp. (a)	12,000	316,320
Choice Hotels International Inc.	500	59,430
Diamond Resorts International, Inc. (a)(c)**	749	—
Expedia Group Inc. (a)	2,000	327,420
Hilton Grand Vacations Inc. (a)	4,500	186,255
Hilton Worldwide Holdings Inc. (a)	3,900	470,418
Hyatt Hotels Corp., Class A (a)	500	38,820
Lindblad Expeditions Holdings Inc. (a)	1,500	24,015
Marriott International Inc., Class A (a)	3,800	518,776
Marriott Vacations Worldwide Corp. (a)	500	79,650
Norwegian Cruise Line Holdings Ltd. (a)	5,400	158,814
Royal Caribbean Cruises Ltd. (a)	3,200	272,896
Travel + Leisure Co.	1,300	77,285
Wyndham Hotels & Resorts Inc.	1,400	101,206
		3,935,514

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Household Appliances - 0.0% *
Aterian Inc. (a)	1,200	$ 17,556
Helen of Troy Ltd. (a)	1,261	287,659
iRobot Corp. (a)	1,400	130,746
Whirlpool Corp.	844	184,009
		619,970
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	1,957	94,523
Central Garden & Pet Co. (a)	600	31,758
Church & Dwight Company Inc.	3,300	281,226
Colgate-Palmolive Co.	11,631	946,182
Energizer Holdings Inc.	3,300	141,834
Kimberly-Clark Corp.	4,800	642,144
Oil-Dri Corporation of America	464	15,859
Reynolds Consumer Products Inc.	400	12,140
Spectrum Brands Holdings Inc.	600	51,024
The Clorox Co.	1,747	314,303
The Procter & Gamble Co.	34,614	4,670,467
WD-40 Co.	700	179,403
		7,380,863
Housewares & Specialties - 0.0% *
Lifetime Brands Inc.	772	11,557
Newell Brands Inc.	5,700	156,579
Tupperware Brands Corp. (a)	2,300	54,625
		222,761
Human Resource & Employment Services - 0.1%
ASGN Inc. (a)	2,600	252,018
Barrett Business Services Inc.	300	21,783
GP Strategies Corp. (a)	801	12,592
Heidrick & Struggles International Inc.	887	39,516
Insperity Inc.	1,700	153,629
Kelly Services Inc., Class A (a)	1,258	30,154
Kforce Inc.	900	56,637
Korn Ferry	2,800	203,140
ManpowerGroup Inc.	879	104,522
Robert Half International Inc.	1,600	142,352
TriNet Group Inc. (a)	2,100	152,208
TrueBlue Inc. (a)	1,600	44,976
Upwork Inc. (a)	5,700	332,253
		1,545,780
	Number of Shares	Fair Value
Hypermarkets & Super Centers - 0.3%
BJ's Wholesale Club Holdings Inc. (a)	7,000	$ 333,060
Costco Wholesale Corp.	6,231	2,465,420
PriceSmart Inc.	1,100	100,111
Walmart Inc.	20,096	2,833,938
		5,732,529
Independent Power Producers & Energy Traders - 0.0% *
Clearway Energy Inc., Class A	1,500	37,830
Clearway Energy Inc., Class C	4,051	107,270
The AES Corp.	9,900	258,093
Vistra Corp.	7,300	135,415
		538,608
Industrial Conglomerates - 0.3%
3M Co.	8,100	1,608,903
Carlisle Companies Inc.	700	133,966
General Electric Co.	124,940	1,681,692
Honeywell International Inc.	9,800	2,149,630
Raven Industries Inc.	1,700	98,345
Roper Technologies Inc.	1,500	705,300
		6,377,836
Industrial Gases - 0.1%
Air Products & Chemicals Inc.	3,100	891,808
Industrial Machinery - 0.5%
Albany International Corp., Class A	1,600	142,816
Altra Industrial Motion Corp.	3,300	214,566
Barnes Group Inc.	2,000	102,500
Chart Industries Inc. (a)	1,800	263,376
CIRCOR International Inc. (a)	1,200	39,120
Colfax Corp. (a)	1,700	77,877
Columbus McKinnon Corp.	1,100	53,064
Crane Co.	700	64,659
Desktop Metal Inc., Class A (a)	4,100	47,150
Donaldson Company Inc.	1,900	120,707
Dover Corp.	2,100	316,260
Energy Recovery Inc. (a)	2,400	54,672
Enerpac Tool Group Corp.	3,000	79,860
EnPro Industries Inc.	1,000	97,150
ESCO Technologies Inc.	1,300	121,953
Evoqua Water Technologies Corp. (a)	5,900	199,302
Flowserve Corp.	1,900	76,608

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	23

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Fortive Corp.	4,700	$ 327,778
Franklin Electric Company Inc.	2,400	193,488
Gates Industrial Corp. plc (a)	400	7,228
Graco Inc.	2,433	184,178
Helios Technologies Inc.	1,600	124,880
Hillenbrand Inc.	3,800	167,504
Hyster-Yale Materials Handling Inc.	560	40,869
IDEX Corp.	1,100	242,055
Illinois Tool Works Inc.	4,347	971,815
Ingersoll Rand Inc. (a)	5,200	253,812
ITT Inc.	1,300	119,067
John Bean Technologies Corp.	1,600	228,192
Kadant Inc.	600	105,654
Kennametal Inc.	4,300	154,456
Lincoln Electric Holdings Inc.	900	118,539
Lydall Inc. (a)	1,000	60,520
Mueller Industries Inc.	2,194	95,022
Mueller Water Products Inc., Class A	8,000	115,360
NN Inc. (a)	2,700	19,845
Nordson Corp.	800	175,608
Omega Flex Inc.	126	18,485
Otis Worldwide Corp.	5,800	474,266
Parker-Hannifin Corp.	1,800	552,798
Park-Ohio Holdings Corp.	600	19,284
Proto Labs Inc. (a)	1,400	128,520
RBC Bearings Inc. (a)	1,200	239,304
Rexnord Corp.	6,200	310,248
Snap-on Inc.	725	161,987
SPX Corp. (a)	2,200	134,376
SPX FLOW Inc.	2,200	143,528
Standex International Corp.	700	66,437
Stanley Black & Decker Inc.	2,200	450,978
Tennant Co.	900	71,865
The ExOne Co. (a)	900	19,476
The Gorman-Rupp Co.	1,058	36,438
The Middleby Corp. (a)	800	138,608
The Timken Co.	900	72,531
TriMas Corp. (a)	2,000	60,660
Watts Water Technologies Inc., Class A	1,400	204,274
Welbilt Inc. (a)	6,700	155,105
Woodward Inc.	800	98,304
Xylem Inc.	2,600	311,896
		9,646,878
	Number of Shares	Fair Value
Industrial REITs - 0.2%
Americold Realty Trust	3,600	$ 136,260
Duke Realty Corp.	5,076	240,349
EastGroup Properties Inc.	2,000	328,900
First Industrial Realty Trust Inc.	1,900	99,237
Indus Realty Trust Inc.	227	14,902
Industrial Logistics Properties Trust	3,120	81,557
Innovative Industrial Properties Inc.	1,200	229,224
Lexington Realty Trust	14,200	169,690
Monmouth Real Estate Investment Corp.	4,700	87,984
Plymouth Industrial REIT Inc.	1,500	30,030
Prologis Inc.	10,275	1,228,171
Rexford Industrial Realty Inc.	2,000	113,900
STAG Industrial Inc.	8,200	306,926
Terreno Realty Corp.	3,500	225,820
		3,292,950
Insurance Brokers - 0.2%
Aon PLC, Class A	3,100	740,156
Arthur J Gallagher & Co.	2,900	406,232
Brown & Brown Inc.	3,500	185,990
BRP Group Inc., Class A (a)	2,000	53,300
Crawford & Co., Class A	200	1,814
eHealth Inc. (a)	1,300	75,920
Goosehead Insurance Inc., Class A	860	109,478
Marsh & McLennan Companies Inc.	7,031	989,121
Selectquote Inc. (a)	6,700	129,042
		2,691,053
Integrated Oil & Gas - 0.4%
Chevron Corp.	27,249	2,854,060
Exxon Mobil Corp.	59,820	3,773,446
Occidental Petroleum Corp.	11,900	372,113
		6,999,619
Integrated Telecommunication Services - 0.3%
AT&T Inc.	100,688	2,897,801
ATN International Inc.	700	31,843
Cincinnati Bell Inc. (a)	2,900	44,718
Consolidated Communications Holdings Inc. (a)	4,323	37,999
IDT Corp., Class B (a)	1,200	44,352
Ooma Inc. (a)	1,300	24,518

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Radius Global Infrastructure Inc., Class A (a)	2,200	$ 31,900
Verizon Communications Inc.	58,762	3,292,435
		6,405,566
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	11,000	1,049,840
Electronic Arts Inc.	4,100	589,703
Skillz Inc. (a)	4,100	89,052
Take-Two Interactive Software Inc. (a)	1,700	300,934
Zynga Inc., Class A (a)	13,300	141,379
		2,170,908
Interactive Media & Services - 1.9%
Alphabet Inc., Class C (a)	3,994	10,010,242
Alphabet Inc., Class A (a)	4,281	10,453,303
Cargurus Inc. (a)	4,500	118,035
Cars.com Inc. (a)	2,900	41,557
Eventbrite Inc., Class A (a)	3,100	58,900
EverQuote Inc., Class A (a)	800	26,144
Facebook Inc., Class A (a)	33,906	11,789,455
fuboTV Inc. (a)	6,500	208,715
IAC/InterActiveCorp (a)	1,100	169,587
Liberty TripAdvisor Holdings Inc., Class A (a)	4,300	17,501
Match Group Inc. (a)	3,800	612,750
MediaAlpha Inc., Class A (a)	1,000	42,100
Pinterest Inc., Class A (a)	7,697	607,678
QuinStreet Inc. (a)	2,000	37,160
TripAdvisor Inc. (a)	1,500	60,450
TrueCar Inc. (a)	6,000	33,900
Twitter Inc. (a)	11,200	770,672
Vimeo Inc. (a)	1,785	87,465
Yelp Inc. (a)	3,700	147,852
Zillow Group Inc., Class A (a)	800	98,024
Zillow Group Inc., Class C (a)	2,400	293,328
		35,684,818
Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com Inc., Class A (a)	1,461	46,562
Amazon.com Inc. (a)	6,146	21,143,223
CarParts.com Inc. (a)	2,018	41,087
DoorDash Inc., Class A (a)	1,200	213,996
Duluth Holdings Inc., Class B (a)	100	2,065
eBay Inc.	9,800	688,058
	Number of Shares	Fair Value
Etsy Inc. (a)	1,700	$ 349,928
Groupon Inc. (a)	1,100	47,476
Lands' End Inc. (a)	800	32,840
Liquidity Services Inc. (a)	1,500	38,175
Magnite Inc. (a)	5,700	192,888
Overstock.com Inc. (a)	2,200	202,840
PetMed Express Inc.	1,147	36,532
Quotient Technology Inc. (a)	4,200	45,402
Qurate Retail Inc.	5,734	75,058
Revolve Group Inc. (a)	1,800	124,020
Shutterstock Inc.	1,100	107,987
Stamps.com Inc. (a)	900	180,261
Stitch Fix Inc., Class A (a)	3,000	180,900
The RealReal Inc. (a)	3,000	59,280
Wayfair Inc., Class A (a)	1,100	347,281
		24,155,859
Internet Services & Infrastructure - 0.2%
Akamai Technologies Inc. (a)	2,200	256,520
BigCommerce Holdings Inc. (a)	2,300	149,316
Brightcove Inc. (a)	1,700	24,395
DigitalOcean Holdings Inc. (a)	600	33,354
Fastly Inc., Class A (a)	1,195	71,222
GoDaddy Inc., Class A (a)	2,300	200,008
Limelight Networks Inc. (a)	7,300	22,995
MongoDB Inc. (a)	700	253,064
Okta Inc. (a)	1,700	415,956
Rackspace Technology Inc. (a)	2,000	39,220
Snowflake Inc., Class A (a)	1,700	411,060
Switch Inc., Class A	1,000	21,110
Twilio Inc., Class A (a)	2,300	906,568
VeriSign Inc. (a)	1,400	318,766
		3,123,554
Investment Banking & Brokerage - 0.4%
B. Riley Financial Inc.	1,100	83,050
BGC Partners Inc., Class A	15,600	88,452
Cowen Inc., Class A	1,491	61,205
Evercore Inc., Class A	566	79,676
Greenhill & Company Inc.	1,100	17,116
Houlihan Lokey Inc.	2,724	222,796
Interactive Brokers Group Inc., Class A	1,100	72,303
Jefferies Financial Group Inc.	3,309	113,168
Lazard Ltd., Class A	1,500	67,875
LPL Financial Holdings Inc.	1,000	134,980
Moelis & Co., Class A	2,757	156,846

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	25

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Morgan Stanley	19,700	$ 1,806,293
Oppenheimer Holdings Inc., Class A	524	26,640
Piper Sandler Cos.	900	116,604
PJT Partners Inc., Class A	1,200	85,656
Raymond James Financial Inc.	1,700	220,830
Stifel Financial Corp.	1,400	90,804
Stonex Group Inc. (a)	804	48,779
The Charles Schwab Corp.	22,300	1,623,663
The Goldman Sachs Group Inc.	4,700	1,783,791
Virtu Financial Inc., Class A	1,000	27,630
		6,928,157
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	1,947	150,620
Cognizant Technology Solutions Corp., Class A	7,189	497,910
DXC Technology Co. (a)	3,800	147,972
EPAM Systems Inc. (a)	753	384,753
Gartner Inc. (a)	1,200	290,640
Grid Dynamics Holdings Inc. (a)	1,700	25,551
International Business Machines Corp.	12,596	1,846,447
LiveRamp Holdings Inc. (a)	3,400	159,290
Perficient Inc. (a)	1,640	131,889
The Hackett Group Inc.	1,600	28,832
Unisys Corp. (a)	3,100	78,461
		3,742,365
Leisure Facilities - 0.0% *
Hall of Fame Resort & Entertainment Co. (a)	4,600	18,078
Planet Fitness Inc., Class A (a)	1,200	90,300
RCI Hospitality Holdings Inc.	457	30,253
SeaWorld Entertainment Inc. (a)	2,600	129,844
Six Flags Entertainment Corp. (a)	1,100	47,608
Vail Resorts Inc. (a)	600	189,912
		505,995
Leisure Products - 0.1%
Acushnet Holdings Corp.	1,600	79,040
American Outdoor Brands Inc. (a)	800	28,112
AMMO Inc. (a)	3,200	31,328
	Number of Shares	Fair Value
Brunswick Corp.	1,200	$ 119,544
Callaway Golf Co.	5,700	192,261
Clarus Corp.	1,500	38,550
Escalade Inc.	595	13,655
Genius Brands International Inc. (a)	13,900	25,576
Hasbro Inc.	1,900	179,588
Johnson Outdoors Inc., Class A	240	29,040
Latham Group Inc. (a)	1,100	35,156
Malibu Boats Inc., Class A (a)	1,000	73,330
MasterCraft Boat Holdings Inc. (a)	1,083	28,472
Mattel Inc. (a)	5,100	102,510
Nautilus Inc. (a)	1,815	30,583
Peloton Interactive Inc., Class A (a)	3,572	442,999
Polaris Inc.	900	123,264
Smith & Wesson Brands Inc.	2,620	90,914
Sturm Ruger & Company Inc.	761	68,475
Vista Outdoor Inc. (a)	2,908	134,582
YETI Holdings Inc. (a)	1,200	110,184
		1,977,163
Life & Health Insurance - 0.2%
Aflac Inc.	9,100	488,306
American Equity Investment Life Holding Co.	3,700	119,584
Brighthouse Financial Inc. (a)	1,370	62,390
Citizens Inc. (a)	3,100	16,399
CNO Financial Group Inc.	5,300	125,186
Genworth Financial Inc., Class A (a)	25,200	98,280
Globe Life Inc.	1,500	142,875
Independence Holding Co.	248	11,487
Lincoln National Corp.	2,600	163,384
MetLife Inc.	10,200	610,470
National Western Life Group Inc., Class A	155	34,781
Primerica Inc.	600	91,884
Principal Financial Group Inc.	3,800	240,122
Prudential Financial Inc.	5,190	531,819
Trupanion Inc. (a)	1,900	218,690
Unum Group	3,100	88,040
		3,043,697
Life Sciences Tools & Services - 0.5%
10X Genomics Inc., Class A (a)	1,200	234,984

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Adaptive Biotechnologies Corp. (a)	1,100	$ 44,946
Agilent Technologies Inc.	4,400	650,364
Avantor Inc. (a)	8,400	298,284
Berkeley Lights Inc. (a)	2,400	107,544
Bionano Genomics Inc. (a)	13,800	101,154
Bio-Rad Laboratories Inc., Class A (a)	235	151,408
Bio-Techne Corp.	500	225,130
Bruker Corp.	1,500	113,970
Charles River Laboratories International Inc. (a)	686	253,765
ChromaDex Corp. (a)	2,400	23,664
Codexis Inc. (a)	2,700	61,182
Fluidigm Corp. (a)	4,400	27,104
Harvard Bioscience Inc. (a)	900	7,497
Illumina Inc. (a)	2,100	993,741
Inotiv Inc. (a)	700	18,676
IQVIA Holdings Inc. (a)	2,700	654,264
Luminex Corp.	2,231	82,101
Maravai LifeSciences Holdings Inc., Class A (a)	1,000	41,730
Medpace Holdings Inc. (a)	1,360	240,217
Mettler-Toledo International Inc. (a)	336	465,474
NanoString Technologies Inc. (a)	2,300	149,017
NeoGenomics Inc. (a)	5,600	252,952
Pacific Biosciences of California Inc. (a)	9,400	328,718
PerkinElmer Inc.	1,500	231,615
Personalis Inc. (a)	1,600	40,480
PPD Inc. (a)	2,400	110,616
Quanterix Corp. (a)	1,500	87,990
Repligen Corp. (a)	800	159,696
Seer Inc. (a)	900	29,502
Sotera Health Co. (a)	1,300	31,499
Syneos Health Inc. (a)	1,300	116,337
Thermo Fisher Scientific Inc.	5,600	2,825,032
Waters Corp. (a)	900	311,049
		9,471,702
Managed Healthcare - 0.5%
Alignment Healthcare Inc. (a)	1,300	30,381
Anthem Inc.	3,452	1,317,974
Centene Corp. (a)	8,200	598,026
HealthEquity Inc. (a)	4,100	329,968
Humana Inc.	1,800	796,896
Magellan Health Inc. (a)	1,000	94,200
Molina Healthcare Inc. (a)	819	207,256
	Number of Shares	Fair Value
Progyny Inc. (a)	3,100	$ 182,900
UnitedHealth Group Inc.	13,317	5,332,659
		8,890,260
Marine - 0.0% *
Eagle Bulk Shipping Inc. (a)	200	9,464
Genco Shipping & Trading Ltd.	1,300	24,544
Kirby Corp. (a)	900	54,576
Matson Inc.	2,200	140,800
		229,384
Metal & Glass Containers - 0.1%
AptarGroup Inc.	953	134,221
Ball Corp.	4,600	372,692
Berry Global Group Inc. (a)	2,018	131,614
Crown Holdings Inc.	1,684	172,122
Greif Inc., Class A	1,262	76,414
Greif Inc., Class B	184	10,856
Myers Industries Inc.	1,500	31,500
O-I Glass Inc. (a)	8,000	130,640
Silgan Holdings Inc.	1,223	50,754
		1,110,813
Mortgage REITs - 0.1%
AGNC Investment Corp.	7,238	122,250
Annaly Capital Management Inc.	19,600	174,048
Apollo Commercial Real Estate Finance Inc.	6,936	110,629
Arbor Realty Trust Inc.	5,600	99,792
Ares Commercial Real Estate Corp.	1,886	27,705
ARMOUR Residential REIT Inc.	3,800	43,396
Blackstone Mortgage Trust Inc., Class A	7,000	223,230
BrightSpire Capital Inc.	5,000	47,000
Broadmark Realty Capital Inc.	6,200	65,658
Capstead Mortgage Corp.	1,791	10,997
Chimera Investment Corp.	11,257	169,530
Dynex Capital Inc.	1,551	28,942
Ellington Financial Inc.	2,400	45,960
Granite Point Mortgage Trust Inc.	3,200	47,200
Great Ajax Corp.	1,600	20,768
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,700	207,755
Invesco Mortgage Capital Inc.	13,900	54,210

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	27

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
KKR Real Estate Finance Trust Inc.	1,686	$ 36,468
Ladder Capital Corp., Class A	4,800	55,392
MFA Financial Inc.	22,800	104,652
New Residential Investment Corp.	6,200	65,658
New York Mortgage Trust Inc.	18,600	83,142
Orchid Island Capital Inc.	5,092	26,428
PennyMac Mortgage Investment Trust	4,800	101,088
Ready Capital Corp.	2,715	43,087
Redwood Trust Inc.	5,000	60,350
Starwood Property Trust Inc.	4,100	107,297
TPG RE Finance Trust Inc.	3,600	48,420
Two Harbors Investment Corp.	13,900	105,084
		2,336,136
Motorcycle Manufacturers - 0.0% *
Arcimoto Inc. (a)	1,100	18,909
Harley-Davidson Inc.	2,300	105,386
		124,295
Movies & Entertainment - 0.6%
AMC Entertainment Holdings Inc., Class A (a)	20,000	1,133,600
Chicken Soup For The Soul Entertainment Inc. (a)	600	24,840
Cinemark Holdings Inc. (a)	5,500	120,725
CuriosityStream Inc. (a)	1,300	17,732
Liberty Media Corp-Liberty Braves, Class A (a)	600	16,932
Liberty Media Corp-Liberty Braves, Class C (a)	1,672	46,431
Liberty Media Corp-Liberty Media, Class C (a)	2,800	134,988
Lions Gate Entertainment Corp., Class A (a)	2,900	60,030
Lions Gate Entertainment Corp., Class B (a)	5,700	104,310
Live Nation Entertainment Inc. (a)	1,700	148,903
LiveXLive Media Inc. (a)	1,100	5,192
Madison Square Garden Entertainment Corp. (a)	900	75,573
Madison Square Garden Sports Corp. (a)	300	51,771
Netflix Inc. (a)	6,170	3,259,056
Roku Inc. (a)	1,600	734,800
The Marcus Corp. (a)	1,300	27,573
The Walt Disney Co. (a)	25,672	4,512,368
	Number of Shares	Fair Value
World Wrestling Entertainment Inc., Class A	700	$ 40,523
		10,515,347
Multi-Line Insurance - 0.1%
American Financial Group Inc.	900	112,248
American International Group Inc.	12,400	590,240
American National Group Inc.	400	59,420
Assurant Inc.	892	139,313
Horace Mann Educators Corp.	2,000	74,840
The Hartford Financial Services Group Inc.	5,100	316,047
		1,292,108
Multi-Sector Holdings - 0.4%
Berkshire Hathaway Inc., Class B (a)	26,574	7,385,446
Cannae Holdings Inc. (a)	4,461	151,273
		7,536,719
Multi-Utilities - 0.2%
Ameren Corp.	3,671	293,827
Avista Corp.	3,500	149,345
Black Hills Corp.	3,200	210,016
CenterPoint Energy Inc.	7,500	183,900
CMS Energy Corp.	3,800	224,504
Consolidated Edison Inc.	4,900	351,428
Dominion Energy Inc.	10,991	808,608
DTE Energy Co.	2,700	349,920
MDU Resources Group Inc.	3,000	94,020
NiSource Inc.	5,700	139,650
NorthWestern Corp.	2,600	156,572
Public Service Enterprise Group Inc.	7,300	436,102
Sempra Energy	4,300	569,664
Unitil Corp.	700	37,079
WEC Energy Group Inc.	4,585	407,835
		4,412,470
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	1,900	345,686
Boston Properties Inc.	2,200	252,098
Brandywine Realty Trust	8,300	113,793
Columbia Property Trust Inc.	5,900	102,601
Corporate Office Properties Trust	5,500	153,945
Cousins Properties Inc.	2,200	80,916

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Douglas Emmett Inc.	2,500	$ 84,050
Easterly Government Properties Inc.	4,010	84,531
Equity Commonwealth	5,800	151,960
Franklin Street Properties Corp.	6,200	32,612
Highwoods Properties Inc.	1,600	72,272
Hudson Pacific Properties Inc.	2,300	63,986
JBG SMITH Properties	1,800	56,718
Kilroy Realty Corp.	1,600	111,424
Mack-Cali Realty Corp.	4,200	72,030
Office Properties Income Trust	1,600	46,896
Paramount Group Inc.	9,200	92,644
Piedmont Office Realty Trust Inc., Class A	5,400	99,738
SL Green Realty Corp.	1,100	88,000
Vornado Realty Trust	2,600	121,342
		2,227,242
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	3,400	29,342
Herman Miller Inc.	3,000	141,420
HNI Corp.	2,100	92,337
Interface Inc.	2,684	41,065
Kimball International Inc., Class B	2,200	28,930
Knoll Inc.	2,365	61,467
MSA Safety Inc.	500	82,790
Pitney Bowes Inc.	8,400	73,668
Steelcase Inc., Class A	4,000	60,440
		611,459
Oil & Gas Drilling - 0.0% *
Helmerich & Payne Inc.	5,200	169,676
Nabors Industries Ltd. (a)	400	45,696
Patterson-UTI Energy Inc.	9,000	89,460
		304,832
Oil & Gas Equipment & Services - 0.1%
Archrock Inc.	5,900	52,569
Aspen Aerogels Inc. (a)	1,200	35,904
Baker Hughes Co.	9,800	224,126
Bristow Group Inc. (a)	100	2,561
Cactus Inc., Class A	2,300	84,456
ChampionX Corp. (a)	9,700	248,805
DMC Global Inc. (a)	600	33,726
Dril-Quip Inc. (a)	1,600	54,128
Frank's International N.V. (a)	9,200	27,876
Halliburton Co.	12,300	284,376
	Number of Shares	Fair Value
Helix Energy Solutions Group Inc. (a)	8,300	$ 47,393
Liberty Oilfield Services Inc., Class A (a)	3,978	56,328
National Energy Services Reunited Corp. (a)	1,500	21,375
Newpark Resources Inc. (a)	5,800	20,068
NexTier Oilfield Solutions Inc. (a)	9,600	45,696
NOV Inc. (a)	5,800	88,856
Oceaneering International Inc. (a)	4,824	75,110
Oil States International Inc. (a)	3,500	27,475
ProPetro Holding Corp. (a)	4,700	43,052
RPC Inc. (a)	3,400	16,830
Schlumberger N.V.	19,800	633,798
Select Energy Services Inc., Class A (a)	3,600	21,744
Solaris Oilfield Infrastructure Inc., Class A	1,700	16,558
TETRA Technologies Inc. (a)	5,400	23,436
Tidewater Inc. (a)	2,400	28,920
U.S. Silica Holdings Inc. (a)	4,300	49,708
		2,264,874
Oil & Gas Exploration & Production - 0.4%
Antero Resources Corp. (a)	13,700	205,911
APA Corp.	5,600	121,128
Berry Corp.	4,000	26,880
Bonanza Creek Energy Inc. (a)	1,200	56,484
Brigham Minerals Inc., Class A	2,500	53,225
Cabot Oil & Gas Corp.	5,900	103,014
California Resources Corp. (a)	4,100	123,574
Callon Petroleum Co. (a)	2,000	115,380
Centennial Resource Development Inc., Class A (a)	8,900	60,342
Chesapeake Energy Corp.	4,800	249,216
Cimarex Energy Co.	1,500	108,675
CNX Resources Corp. (a)	10,600	144,796
Comstock Resources Inc. (a)	4,500	30,015
ConocoPhillips	18,900	1,151,010
Contango Oil & Gas Co. (a)	6,800	29,376
Continental Resources Inc.	1,200	45,636
Denbury Inc. (a)	2,500	191,950
Devon Energy Corp.	10,000	291,900
Diamondback Energy Inc.	2,500	234,725
Earthstone Energy Inc., Class A (a)	500	5,535

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	29

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
EOG Resources Inc.	8,300	$ 692,552
EQT Corp. (a)	4,102	91,311
Extraction Oil & Gas Inc. (a)	800	43,928
Falcon Minerals Corp.	400	2,032
Hess Corp.	3,800	331,816
Kosmos Energy Ltd. (a)	22,800	78,888
Laredo Petroleum Inc. (a)	600	55,674
Magnolia Oil & Gas Corp., Class A (a)	5,900	92,217
Marathon Oil Corp.	11,800	160,716
Matador Resources Co.	5,800	208,858
Meta Materials Inc. (a)	3,000	22,470
Murphy Oil Corp.	7,200	167,616
Northern Oil & Gas Inc.	2,300	47,771
Oasis Petroleum Inc.	1,000	100,550
Ovintiv Inc.	13,100	412,257
PDC Energy Inc.	4,900	224,371
Penn Virginia Corp. (a)	622	14,685
Pioneer Natural Resources Co.	3,100	503,812
Range Resources Corp. (a)	10,800	181,008
SM Energy Co.	5,700	140,391
Southwestern Energy Co. (a)	34,300	194,481
Talos Energy Inc. (a)	1,800	28,152
Tellurian Inc. (a)	16,500	76,725
Texas Pacific Land Corp.	82	131,179
W&T Offshore Inc. (a)	5,600	27,160
Whiting Petroleum Corp. (a)	1,900	103,645
		7,483,037
Oil & Gas Refining & Marketing - 0.1%
Aemetis Inc. (a)	1,500	16,755
Alto Ingredients Inc. (a)	3,600	21,996
Clean Energy Fuels Corp. (a)	6,300	63,945
CVR Energy Inc.	1,700	30,532
Delek US Holdings Inc.	3,078	66,546
Gevo Inc. (a)	9,600	69,792
Green Plains Inc. (a)	1,958	65,828
HollyFrontier Corp.	2,200	72,380
Marathon Petroleum Corp.	9,200	555,864
Par Pacific Holdings Inc. (a)	2,400	40,368
PBF Energy Inc., Class A (a)	4,500	68,850
Phillips 66	6,200	532,084
Renewable Energy Group Inc. (a)	2,288	142,634
REX American Resources Corp. (a)	314	28,317
Valero Energy Corp.	5,800	452,864
	Number of Shares	Fair Value
World Fuel Services Corp.	3,200	$ 101,536
		2,330,291
Oil & Gas Storage & Transportation - 0.1%
Antero Midstream Corp.	4,300	44,677
Cheniere Energy Inc. (a)	3,300	286,242
Diamond S Shipping Inc. (a)	1,900	18,924
Dorian LPG Ltd. (a)	2,200	31,064
Equitrans Midstream Corp.	20,100	171,051
International Seaways Inc.	1,400	26,852
Kinder Morgan Inc.	27,800	506,794
ONEOK Inc.	6,300	350,532
Targa Resources Corp.	3,400	151,130
The Williams Companies Inc.	17,300	459,315
		2,046,581
Other Diversified Financial Services - 0.0% *
Alerus Financial Corp.	901	26,138
Equitable Holdings Inc.	4,800	146,160
Voya Financial Inc.	1,900	116,850
		289,148
Packaged Foods & Meats - 0.3%
B&G Foods Inc.	3,169	103,943
Beyond Meat Inc. (a)	800	125,992
Calavo Growers Inc.	800	50,736
Cal-Maine Foods Inc.	1,800	65,178
Campbell Soup Co.	2,900	132,211
Conagra Brands Inc.	6,700	243,746
Flowers Foods Inc.	2,900	70,180
Freshpet Inc. (a)	600	97,776
General Mills Inc.	8,608	524,486
Hormel Foods Corp.	4,296	205,134
Hostess Brands Inc. (a)	6,400	103,616
J&J Snack Foods Corp.	800	139,528
John B Sanfilippo & Son Inc.	500	44,285
Kellogg Co.	3,300	212,289
Lamb Weston Holdings Inc.	2,000	161,320
Lancaster Colony Corp.	986	190,801
Landec Corp. (a)	1,700	19,125
McCormick & Company Inc.	3,500	309,120
Mission Produce Inc. (a)	1,800	37,278
Mondelez International Inc., Class A	19,634	1,225,947
Pilgrim's Pride Corp. (a)	300	6,654
Post Holdings Inc. (a)	900	97,623
Sanderson Farms Inc.	1,000	187,970
Seneca Foods Corp., Class A (a)	414	21,147

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Tattooed Chef Inc. (a)	2,300	$ 49,335
The Hain Celestial Group Inc. (a)	1,300	52,156
The Hershey Co.	2,100	365,778
The JM Smucker Co.	1,476	191,245
The Kraft Heinz Co.	9,300	379,254
The Simply Good Foods Co. (a)	4,400	160,644
Tootsie Roll Industries Inc.	988	33,503
TreeHouse Foods Inc. (a)	2,600	115,752
Tyson Foods Inc., Class A	4,100	302,416
Utz Brands Inc.	2,900	63,191
Vital Farms Inc. (a)	1,400	27,944
		6,117,303
Paper Packaging - 0.1%
Avery Dennison Corp.	1,200	252,288
Graphic Packaging Holding Co.	4,000	72,560
International Paper Co.	5,751	352,594
Packaging Corporation of America	1,296	175,504
Pactiv Evergreen Inc.	2,300	34,661
Ranpak Holdings Corp. (a)	1,700	42,551
Sealed Air Corp.	2,300	136,275
Sonoco Products Co.	1,500	100,350
UFP Technologies Inc. (a)	407	23,370
Westrock Co.	3,600	191,592
		1,381,745
Paper Products - 0.0% *
Clearwater Paper Corp. (a)	979	28,362
Domtar Corp. (a)	2,800	153,888
Glatfelter Corp.	800	11,176
Neenah Inc.	500	25,085
Schweitzer-Mauduit International Inc.	1,529	61,741
Verso Corp., Class A	1,500	26,550
		306,802
Personal Products - 0.1%
BellRing Brands Inc., Class A (a)	1,854	58,104
Coty Inc., Class A (a)	4,300	40,162
Edgewell Personal Care Co.	2,800	122,920
elf Beauty Inc. (a)	2,100	56,994
Herbalife Nutrition Ltd. (a)	1,300	68,549
Inter Parfums Inc.	900	64,800
Medifast Inc.	600	169,788
	Number of Shares	Fair Value
Nature's Sunshine Products Inc.	200	$ 3,474
Nu Skin Enterprises Inc., Class A	2,400	135,960
The Beauty Health Co. (a)	2,300	38,640
The Estee Lauder Companies Inc., Class A	3,300	1,049,664
USANA Health Sciences Inc. (a)	588	60,229
Veru Inc. (a)	3,200	25,824
		1,895,108
Pharmaceuticals - 1.2%
Aclaris Therapeutics Inc. (a)	2,100	36,876
Aerie Pharmaceuticals Inc. (a)	2,200	35,222
Amneal Pharmaceuticals Inc. (a)	5,900	30,208
Amphastar Pharmaceuticals Inc. (a)	2,200	44,352
Ampio Pharmaceuticals Inc. (a)	10,700	17,869
ANI Pharmaceuticals Inc. (a)	600	21,030
Antares Pharma Inc. (a)	9,800	42,728
Arvinas Inc. (a)	2,100	161,700
Atea Pharmaceuticals Inc. (a)	3,200	68,736
Athira Pharma Inc. (a)	1,000	10,240
Axsome Therapeutics Inc. (a)	1,400	94,444
Bausch Health Companies Inc. (a)	4,100	120,454
BioDelivery Sciences International Inc. (a)	5,500	19,690
Bristol-Myers Squibb Co.	31,570	2,109,507
Cara Therapeutics Inc. (a)	1,900	27,113
Cassava Sciences Inc. (a)	1,869	159,687
Catalent Inc. (a)	2,400	259,488
Citius Pharmaceuticals Inc. (a)	6,400	22,272
Collegium Pharmaceutical Inc. (a)	2,000	47,280
Corcept Therapeutics Inc. (a)	5,000	110,000
CorMedix Inc. (a)	2,100	14,406
Cymabay Therapeutics Inc. (a)	4,200	18,312
Durect Corp. (a)	13,500	22,005
Elanco Animal Health Inc. (a)	6,300	218,547
Eli Lilly & Co.	11,907	2,732,895
Evolus Inc. (a)	1,600	20,240
Fulcrum Therapeutics Inc. (a)	1,600	16,768
Harmony Biosciences Holdings Inc. (a)	1,075	30,347
Innoviva Inc. (a)	3,800	50,958

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Intra-Cellular Therapies Inc. (a)	3,400	$ 138,788
Johnson & Johnson	37,248	6,136,236
Kala Pharmaceuticals Inc. (a)	2,900	15,370
Kaleido Biosciences Inc. (a)	2,400	17,856
KemPharm Inc. (a)	1,600	20,512
Marinus Pharmaceuticals Inc. (a)	1,800	32,292
Merck & Company Inc.	35,700	2,776,389
Mind Medicine MindMed Inc. (a)	15,800	54,510
Nektar Therapeutics (a)	2,600	44,616
NGM Biopharmaceuticals Inc. (a)	1,500	29,580
Ocular Therapeutix Inc. (a)	3,300	46,794
Omeros Corp. (a)	2,500	37,100
Oramed Pharmaceuticals Inc. (a)	1,600	21,408
Organon & Co. (a)	3,890	117,711
Pacira Pharmaceuticals Inc. (a)	2,200	133,496
Paratek Pharmaceuticals Inc. (a)	2,700	18,414
Pfizer Inc.	78,792	3,085,495
Phathom Pharmaceuticals Inc. (a)	700	23,695
Phibro Animal Health Corp., Class A	1,200	34,656
Pliant Therapeutics Inc. (a)	1,400	40,768
Prestige Consumer Healthcare Inc. (a)	2,619	136,450
Provention Bio Inc. (a)	3,200	26,976
Reata Pharmaceuticals Inc., Class A (a)	1,300	183,989
Relmada Therapeutics Inc. (a)	900	28,809
Revance Therapeutics Inc. (a)	3,134	92,892
Royalty Pharma PLC, Class A	4,400	180,356
Seelos Therapeutics Inc. (a)	6,800	17,952
SIGA Technologies Inc. (a)	3,200	20,096
Supernus Pharmaceuticals Inc. (a)	2,300	70,817
Tarsus Pharmaceuticals Inc. (a)	200	5,796
TherapeuticsMD Inc. (a)	20,300	24,157
Verrica Pharmaceuticals Inc. (a)	100	1,130
Viatris Inc.	18,000	257,220
WaVe Life Sciences Ltd. (a)	2,500	16,650
Zoetis Inc.	6,800	1,267,248
Zogenix Inc. (a)	2,400	41,472
		21,761,070
	Number of Shares	Fair Value
Property & Casualty Insurance - 0.3%
Ambac Financial Group Inc. (a)	2,700	$ 42,282
AMERISAFE Inc.	938	55,989
Arch Capital Group Ltd. (a)	5,900	229,746
Assured Guaranty Ltd.	1,200	56,976
Axis Capital Holdings Ltd.	1,300	63,713
Cincinnati Financial Corp.	2,100	244,902
CNA Financial Corp.	200	9,098
Donegal Group Inc., Class A	729	10,622
Employers Holdings Inc.	1,266	54,185
Erie Indemnity Co., Class A	364	70,379
Fidelity National Financial Inc.	4,100	178,186
First American Financial Corp.	1,600	99,760
HCI Group Inc.	400	39,772
Heritage Insurance Holdings Inc.	1,600	13,728
Investors Title Co.	100	17,463
Kemper Corp.	900	66,510
Kinsale Capital Group Inc.	1,061	174,821
Lemonade Inc. (a)	500	54,705
Loews Corp.	3,000	163,950
Markel Corp. (a)	193	229,035
MBIA Inc. (a)	3,000	33,000
Mercury General Corp.	500	32,475
MetroMile Inc. (a)	2,000	18,300
NI Holdings Inc. (a)	588	11,178
Old Republic International Corp.	4,274	106,465
Palomar Holdings Inc. (a)	1,030	77,724
ProAssurance Corp.	2,600	59,150
RLI Corp.	2,000	209,180
Safety Insurance Group Inc.	686	53,700
Selective Insurance Group Inc.	3,000	243,450
State Auto Financial Corp.	1,100	18,832
Stewart Information Services Corp.	1,300	73,697
The Allstate Corp.	4,032	525,934
The Hanover Insurance Group Inc.	500	67,820
The Progressive Corp.	8,410	825,946
The Travelers Companies Inc.	3,603	539,405
Tiptree Inc.	1,505	13,997
Trean Insurance Group Inc. (a)	1,000	15,080
United Fire Group Inc.	1,300	36,049
United Insurance Holdings Corp.	300	1,710

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Universal Insurance Holdings Inc.	1,700	$ 23,596
White Mountains Insurance Group Ltd.	39	44,773
WR Berkley Corp.	1,912	142,310
		5,049,593
Publishing - 0.0% *
Daily Journal Corp. (a)	50	16,925
Gannett Company Inc. (a)	7,900	43,371
John Wiley & Sons Inc., Class A	2,100	126,378
Meredith Corp. (a)	1,974	85,751
News Corp., Class A	5,194	133,849
News Corp., Class B	1,774	43,197
Scholastic Corp.	1,400	53,046
The New York Times., Class A	2,400	104,520
		607,037
Railroads - 0.2%
CSX Corp.	31,950	1,024,956
Kansas City Southern	1,300	368,381
Norfolk Southern Corp.	3,600	955,476
Union Pacific Corp.	9,433	2,074,600
		4,423,413
Real Estate Development - 0.0% *
Forestar Group Inc. (a)	1,000	20,910
The Howard Hughes Corp. (a)	600	58,476
		79,386
Real Estate Operating Companies - 0.0% *
FRP Holdings Inc. (a)	400	22,272
Kennedy-Wilson Holdings Inc.	5,300	105,311
Rafael Holdings Inc., Class B (a)	600	30,630
		158,213
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	4,800	411,504
Cushman & Wakefield PLC (a)	5,500	96,085
eXp World Holdings Inc. (a)	2,500	96,925
Jones Lang LaSalle Inc. (a)	700	136,822
Marcus & Millichap Inc. (a)	1,000	38,870
Newmark Group Inc., Class A	7,000	84,070
Opendoor Technologies Inc. (a)	4,800	85,104
Realogy Holdings Corp. (a)	5,749	104,747
Redfin Corp. (a)	5,100	323,391
	Number of Shares	Fair Value
REX Holdings Inc., Class A	1,100	$ 36,663
		1,414,181
Regional Banks - 1.0%
1st Source Corp.	700	32,522
Allegiance Bancshares Inc.	1,100	42,284
Altabancorp	900	38,979
Amalgamated Financial Corp.	200	3,126
Amerant Bancorp Inc. (a)	1,400	29,932
American National Bankshares Inc.	688	21,390
Ameris Bancorp.	3,400	172,142
Arrow Financial Corp.	819	29,443
Associated Banc-Corp.	7,400	151,552
Atlantic Capital Bancshares Inc. (a)	1,200	30,552
Atlantic Union Bankshares Corp.	3,300	119,526
Banc of California Inc.	2,600	45,604
BancFirst Corp.	900	56,187
BancorpSouth Bank	5,100	144,483
Bank First Corp.	421	29,373
Bank of Hawaii Corp.	600	50,532
Bank of Marin Bancorp	775	24,723
Bank OZK	1,800	75,888
BankUnited Inc.	4,700	200,643
Banner Corp.	1,400	75,894
Bar Harbor Bankshares	900	25,758
Berkshire Hills Bancorp Inc.	2,163	59,288
BOK Financial Corp.	500	43,300
Boston Private Financial Holdings Inc.	3,929	57,953
Brookline Bancorp Inc.	3,500	52,325
Bryn Mawr Bank Corp.	895	37,760
Business First Bancshares Inc.	1,200	27,540
Byline Bancorp Inc.	1,400	31,682
Cadence BanCorp	6,300	131,544
Cambridge Bancorp	321	26,640
Camden National Corp.	900	42,984
Capital City Bank Group Inc.	800	20,632
Capstar Financial Holdings Inc.	1,000	20,500
Carter Bankshares Inc. (a)	1,400	17,514
Cathay General Bancorp	3,900	153,504
CBTX Inc.	1,000	27,310
Central Pacific Financial Corp.	1,600	41,696
Century Bancorp Inc., Class A	200	22,800
CIT Group Inc.	4,800	247,632
Citizens & Northern Corp.	799	19,576

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Citizens Financial Group Inc.	5,900	$ 270,633
City Holding Co.	881	66,286
Civista Bancshares Inc.	900	19,890
CNB Financial Corp.	900	20,538
Coastal Financial Corp. (a)	700	19,992
Columbia Banking System Inc.	3,200	123,392
Comerica Inc.	1,800	128,412
Commerce Bancshares Inc.	1,600	119,296
Community Bank System Inc.	2,700	204,255
Community Trust Bancorp Inc.	217	8,762
ConnectOne Bancorp Inc.	1,600	41,872
CrossFirst Bankshares Inc. (a)	2,800	38,500
Cullen/Frost Bankers Inc.	800	89,600
Customers Bancorp Inc. (a)	1,587	61,877
CVB Financial Corp.	5,600	115,304
Dime Community Bancshares Inc.	1,600	53,792
Eagle Bancorp Inc.	1,600	89,728
East West Bancorp Inc.	2,100	150,549
Eastern Bankshares Inc.	8,600	176,902
Enterprise Bancorp Inc.	600	19,650
Enterprise Financial Services Corp.	1,100	51,029
Equity Bancshares Inc., Class A (a)	900	27,441
Farmers National Banc Corp.	1,600	24,816
FB Financial Corp.	1,800	67,176
Fidelity D&D Bancorp Inc.	228	12,335
Fifth Third Bancorp	10,000	382,300
Financial Institutions Inc.	977	29,310
First Bancorp Inc.	600	17,670
First Bancorp/Southern Pines NC	1,300	53,183
First Bank	500	6,770
First Busey Corp.	1,500	36,990
First Choice Bancorp	700	21,315
First Citizens BancShares Inc., Class A	100	83,274
First Commonwealth Financial Corp.	4,500	63,315
First Community Bancshares Inc.	1,039	31,014
First Financial Bancorp.	4,900	115,787
First Financial Bankshares Inc.	6,600	324,258
First Financial Corp.	815	33,268
First Foundation Inc.	2,300	51,773
First Hawaiian Inc.	2,000	56,680
First Horizon Corp.	8,200	141,696
First Internet Bancorp	578	17,906
	Number of Shares	Fair Value
First Interstate BancSystem Inc., Class A	2,000	$ 83,660
First Merchants Corp.	2,800	116,676
First Mid Bancshares Inc.	866	35,082
First Midwest Bancorp Inc.	5,900	116,997
First Republic Bank	2,500	467,925
Flushing Financial Corp.	1,700	36,431
FNB Corp.	4,900	60,417
Fulton Financial Corp.	8,000	126,240
German American Bancorp Inc.	1,200	44,640
Glacier Bancorp Inc.	4,900	269,892
Great Southern Bancorp Inc.	600	32,340
Great Western Bancorp Inc.	2,800	91,812
Guaranty Bancshares Inc.	450	15,332
Hancock Whitney Corp.	4,400	195,536
Hanmi Financial Corp.	1,800	34,308
HarborOne Bancorp Inc.	3,100	44,454
Hawthorn Bancshares Inc.	16	366
HBT Financial Inc.	627	10,916
Heartland Financial USA Inc.	1,300	61,087
Heritage Commerce Corp.	3,500	38,955
Heritage Financial Corp.	1,600	40,032
Hilltop Holdings Inc.	3,400	123,760
Home BancShares Inc.	6,900	170,292
HomeTrust Bancshares Inc.	900	25,110
Hope Bancorp Inc.	5,800	82,244
Horizon Bancorp Inc.	2,500	43,575
Howard Bancorp Inc. (a)	1,100	17,743
Huntington Bancshares Inc.	20,206	288,340
Independent Bank Corp.	3,000	156,573
Independent Bank Group Inc.	1,900	140,562
International Bancshares Corp.	2,700	115,938
Investors Bancorp Inc.	11,800	168,268
KeyCorp	13,600	280,840
Lakeland Bancorp Inc.	2,100	36,708
Lakeland Financial Corp.	1,200	73,968
Live Oak Bancshares Inc.	1,400	82,600
M&T Bank Corp.	1,800	261,558
Macatawa Bank Corp.	1,800	15,750
Mercantile Bank Corp.	1,000	30,200
Metrocity Bankshares Inc.	1,200	21,012
Metropolitan Bank Holding Corp. (a)	400	24,088
Mid Penn Bancorp Inc.	490	13,451
Midland States Bancorp Inc.	1,200	31,524
MidWestOne Financial Group Inc.	900	25,893
MVB Financial Corp.	600	25,596

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
National Bank Holdings Corp., Class A	1,300	$ 49,062
NBT Bancorp Inc.	1,600	57,552
Nicolet Bankshares Inc. (a)	514	36,155
Northrim BanCorp Inc.	367	15,689
OceanFirst Financial Corp.	2,800	58,352
Old National Bancorp	6,300	110,943
Old Second Bancorp Inc.	1,700	21,080
Origin Bancorp Inc.	1,000	42,460
Orrstown Financial Services Inc.	644	14,857
Pacific Premier Bancorp Inc.	4,100	173,389
PacWest Bancorp	1,800	74,088
Park National Corp.	715	83,955
Peapack-Gladstone Financial Corp.	500	15,535
Peoples Bancorp Inc.	500	14,810
Peoples Financial Services Corp.	400	17,040
People's United Financial Inc.	6,300	107,982
Pinnacle Financial Partners Inc.	1,100	97,119
Preferred Bank	800	50,616
Premier Financial Bancorp Inc.	759	12,789
Primis Financial Corp.	500	7,630
Prosperity Bancshares Inc.	1,300	93,340
QCR Holdings Inc.	900	43,281
RBB Bancorp	1,000	24,220
Red River Bancshares Inc.	300	15,153
Regions Financial Corp.	13,300	268,394
Reliant Bancorp Inc.	900	24,957
Renasant Corp.	2,800	112,000
Republic Bancorp Inc., Class A	175	8,073
Republic First Bancorp Inc. (a)	600	2,394
S&T Bancorp Inc.	1,800	56,340
Sandy Spring Bancorp Inc.	2,300	101,499
Seacoast Banking Corporation of Florida	2,600	88,790
ServisFirst Bancshares Inc.	2,500	169,950
Sierra Bancorp	900	22,905
Signature Bank	800	196,520
Silvergate Capital Corp., Class A (a)	1,200	135,984
Simmons First National Corp.	5,500	161,370
SmartFinancial Inc.	900	21,609
South Plains Financial Inc.	800	18,504
South State Corp.	3,300	269,808
	Number of Shares	Fair Value
Southern First Bancshares Inc. (a)	400	$ 20,464
Southside Bancshares Inc.	1,500	57,345
Spirit of Texas Bancshares Inc.	800	18,272
Sterling Bancorp	2,900	71,891
Stock Yards Bancorp Inc.	1,189	60,508
Summit Financial Group Inc.	700	15,407
SVB Financial Group (a)	800	445,144
Synovus Financial Corp.	2,200	96,536
Texas Capital Bancshares Inc. (a)	2,600	165,074
The Bancorp Inc. (a)	2,348	54,027
The First Bancshares Inc.	1,200	44,916
The First of Long Island Corp.	1,400	29,722
The PNC Financial Services Group Inc.	5,900	1,125,484
Tompkins Financial Corp.	700	54,292
TowneBank	3,400	103,428
TriCo Bancshares	1,300	55,354
TriState Capital Holdings Inc. (a)	1,600	32,624
Triumph Bancorp Inc. (a)	1,100	81,675
Truist Financial Corp.	18,800	1,043,400
Trustmark Corp.	2,500	77,000
UMB Financial Corp.	2,200	204,732
Umpqua Holdings Corp.	3,400	62,730
United Bankshares Inc.	6,300	229,950
United Community Banks Inc.	4,000	128,040
Univest Corporation of Pennsylvania	1,700	44,829
Valley National Bancorp	17,500	235,025
Veritex Holdings Inc.	2,300	81,443
Washington Trust Bancorp Inc.	1,000	51,350
Webster Financial Corp.	1,300	69,342
WesBanco Inc.	3,300	117,579
West Bancorporation Inc.	1,000	27,750
Westamerica BanCorp	971	56,347
Western Alliance Bancorp	1,300	120,705
Wintrust Financial Corp.	800	60,504
Zions Bancorp NA	2,400	126,864
		18,295,887
Reinsurance - 0.0% *
Alleghany Corp. (a)	200	133,414
Reinsurance Group of America Inc.	1,000	114,000
		247,414

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Renewable Electricity - 0.0% *
Brookfield Renewable Corp., Class A	3,800	$ 159,607
Ormat Technologies Inc.	2,200	152,966
Sunnova Energy International Inc. (a)	4,231	159,340
		471,913
Research & Consulting Services - 0.2%
Acacia Research Corp. (a)	2,900	19,604
Booz Allen Hamilton Holding Corp.	2,000	170,360
CACI International Inc., Class A (a)	300	76,536
CBIZ Inc. (a)	2,528	82,843
CoStar Group Inc. (a)	5,000	414,100
CRA International Inc.	293	25,081
Dun & Bradstreet Holdings Inc. (a)	2,100	44,877
Equifax Inc.	1,700	407,167
Exponent Inc.	2,699	240,778
Forrester Research Inc. (a)	700	32,060
Franklin Covey Co. (a)	800	25,880
FTI Consulting Inc. (a)	500	68,305
Huron Consulting Group Inc. (a)	1,100	54,065
ICF International Inc.	900	79,074
Jacobs Engineering Group Inc.	1,800	240,156
KBR Inc.	7,300	278,495
Leidos Holdings Inc.	2,000	202,200
ManTech International Corp., Class A	1,401	121,242
Mistras Group Inc. (a)	300	2,949
Nielsen Holdings PLC	5,300	130,751
Rekor Systems Inc. (a)	1,600	16,256
Resources Connection Inc.	1,929	27,700
Science Applications International Corp.	900	78,957
TransUnion	2,700	296,487
Verisk Analytics Inc.	2,300	401,856
Willdan Group Inc. (a)	600	22,584
		3,560,363
Residential REITs - 0.2%
American Campus Communities Inc.	2,100	98,112
American Homes 4 Rent, Class A	4,100	159,285
Apartment Income REIT Corp.	2,200	104,346
	Number of Shares	Fair Value
Apartment Investment & Management Co., Class A	7,300	$ 48,983
AvalonBay Communities Inc.	2,000	417,380
BRT Apartments Corp.	637	11,046
Camden Property Trust	1,400	185,738
Centerspace	600	47,340
Equity LifeStyle Properties Inc.	2,600	193,206
Equity Residential	5,200	400,400
Essex Property Trust Inc.	900	270,009
Independence Realty Trust Inc.	5,000	91,150
Invitation Homes Inc.	7,700	287,133
Mid-America Apartment Communities Inc.	1,600	269,472
NexPoint Residential Trust Inc.	1,000	54,980
Preferred Apartment Communities Inc.	2,800	27,300
Sun Communities Inc.	1,500	257,100
UDR Inc.	4,100	200,818
UMH Properties Inc.	2,200	48,004
		3,171,802
Restaurants - 0.4%
Aramark	3,400	126,650
Biglari Holdings Inc. (a)	20	3,189
BJ's Restaurants Inc. (a)	1,000	49,140
Bloomin' Brands Inc. (a)	4,500	122,130
Brinker International Inc. (a)	2,300	142,255
Carrols Restaurant Group Inc. (a)	2,900	17,429
Chipotle Mexican Grill Inc. (a)	398	617,035
Chuy's Holdings Inc. (a)	1,100	40,986
Cracker Barrel Old Country Store Inc.	1,200	178,152
Darden Restaurants Inc.	1,800	262,782
Dave & Buster's Entertainment Inc. (a)	2,200	89,320
Del Taco Restaurants Inc.	1,900	19,019
Denny's Corp. (a)	2,800	46,172
Dine Brands Global Inc. (a)	797	71,132
Domino's Pizza Inc.	500	233,245
El Pollo Loco Holdings Inc. (a)	1,129	20,650
Fiesta Restaurant Group Inc. (a)	1,400	18,802
Jack in the Box Inc.	1,200	133,728
McDonald's Corp.	10,534	2,433,249
Noodles & Co. (a)	1,800	22,464
Papa John's International Inc.	1,700	177,548

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Red Robin Gourmet Burgers Inc. (a)	900	$ 29,799
Ruth's Hospitality Group Inc. (a)	1,900	43,757
Shake Shack Inc., Class A (a)	1,800	192,636
Starbucks Corp.	16,800	1,878,408
Texas Roadhouse Inc.	3,400	327,080
The Cheesecake Factory Inc. (a)	2,184	118,329
The Wendy's Co.	2,700	63,234
Wingstop Inc.	1,552	244,642
Yum! Brands Inc.	4,300	494,629
		8,217,591
Retail REITs - 0.2%
Acadia Realty Trust	4,200	92,232
Agree Realty Corp.	3,100	218,519
Alexander's Inc.	100	26,795
American Finance Trust Inc.	4,800	40,704
Brixmor Property Group Inc.	4,400	100,716
Brookfield Property REIT Inc., Class A	599	11,315
Federal Realty Investment Trust	1,000	117,170
Getty Realty Corp.	1,540	47,971
Kimco Realty Corp.	6,200	129,270
Kite Realty Group Trust	4,100	90,241
National Retail Properties Inc.	2,600	121,888
NETSTREIT Corp.	1,400	32,284
Realty Income Corp.	5,300	353,722
Regency Centers Corp.	2,500	160,175
Retail Opportunity Investments Corp.	5,800	102,428
Retail Properties of America Inc., Class A	9,500	108,775
Retail Value Inc.	1,000	21,750
RPT Realty	3,849	49,960
Saul Centers Inc.	700	31,815
Seritage Growth Properties (a)	2,000	36,800
Simon Property Group Inc.	4,700	613,256
SITE Centers Corp.	7,800	117,468
Spirit Realty Capital Inc.	1,700	81,328
Tanger Factory Outlet Centers Inc.	4,400	82,940
The Macerich Co.	9,700	177,025
Urban Edge Properties	6,000	114,600
Urstadt Biddle Properties Inc., Class A	1,800	34,884
Weingarten Realty Investors	1,800	57,726
	Number of Shares	Fair Value
Whitestone REIT	2,400	$ 19,800
		3,193,557
Security & Alarm Services - 0.0% *
ADT Inc.	2,465	26,597
CoreCivic Inc. (a)	6,900	72,243
The Brink's Co.	2,200	169,048
		267,888
Semiconductor Equipment - 0.3%
Amkor Technology Inc.	5,096	120,622
Applied Materials Inc.	12,900	1,836,960
Atomera Inc. (a)	1,100	23,584
Axcelis Technologies Inc. (a)	1,600	64,672
AXT Inc. (a)	2,300	25,254
Brooks Automation Inc.	1,100	104,808
CMC Materials Inc.	1,500	226,110
Cohu Inc. (a)	2,200	80,938
Enphase Energy Inc. (a)	1,900	348,897
Entegris Inc.	1,835	225,650
FormFactor Inc. (a)	4,000	145,840
Ichor Holdings Ltd. (a)	1,300	69,940
KLA Corp.	2,200	713,262
Lam Research Corp.	1,986	1,292,290
MKS Instruments Inc.	800	142,360
Onto Innovation Inc. (a)	2,500	182,600
PDF Solutions Inc. (a)	1,700	30,906
Photronics Inc. (a)	3,700	48,877
Teradyne Inc.	2,301	308,242
Ultra Clean Holdings Inc. (a)	2,009	107,924
Veeco Instruments Inc. (a)	2,358	56,686
		6,156,422
Semiconductors - 1.5%
Advanced Micro Devices Inc. (a)	17,200	1,615,596
Allegro MicroSystems Inc. (a)	200	5,540
Alpha & Omega Semiconductor Ltd. (a)	1,245	37,836
Ambarella Inc. (a)	1,700	181,271
Analog Devices Inc.	5,302	912,792
Broadcom Inc.	5,668	2,702,729
CEVA Inc. (a)	1,000	47,300
Cirrus Logic Inc. (a)	900	76,608
Cree Inc. (a)	1,500	146,895
Diodes Inc. (a)	2,226	177,568
DSP Group Inc. (a)	1,413	20,912
First Solar Inc. (a)	1,400	126,714
Impinj Inc. (a)	1,000	51,590

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Intel Corp.	57,338	$ 3,218,955
Kopin Corp. (a)	3,800	31,084
Lattice Semiconductor Corp. (a)	7,000	393,260
MACOM Technology Solutions Holdings Inc. (a)	2,500	160,200
Marvell Technology Inc.	11,226	654,813
Maxim Integrated Products Inc.	3,900	410,904
MaxLinear Inc. (a)	3,500	148,715
Microchip Technology Inc.	3,600	539,064
Micron Technology Inc. (a)	16,000	1,359,680
Monolithic Power Systems Inc.	573	213,987
NeoPhotonics Corp. (a)	3,000	30,630
NVE Corp.	300	22,215
NVIDIA Corp.	8,400	6,720,840
ON Semiconductor Corp. (a)	5,400	206,712
Power Integrations Inc.	3,000	246,180
Qorvo Inc. (a)	1,500	293,475
QUALCOMM Inc.	15,988	2,285,165
Rambus Inc. (a)	5,900	139,889
Semtech Corp. (a)	3,300	227,040
Silicon Laboratories Inc. (a)	2,200	337,150
SiTime Corp. (a)	594	75,194
Skyworks Solutions Inc.	2,373	455,023
SMART Global Holdings Inc. (a)	600	28,608
SunPower Corp. (a)	3,900	113,958
Synaptics Inc. (a)	1,800	280,044
Texas Instruments Inc.	13,097	2,518,553
Universal Display Corp.	600	133,398
Xilinx Inc.	3,500	506,240
		27,854,327
Silver - 0.0% *
Gatos Silver Inc. (a)	826	14,447
Hecla Mining Co.	26,700	198,648
		213,095
Soft Drinks - 0.4%
Celsius Holdings Inc. (a)	2,200	167,398
Coca-Cola Consolidated Inc.	228	91,685
Keurig Dr Pepper Inc.	10,000	352,400
Monster Beverage Corp. (a)	5,300	484,155
National Beverage Corp.	1,100	51,953
NewAge Inc. (a)	6,100	13,603
PepsiCo Inc.	19,545	2,895,983
Primo Water Corp.	8,100	135,513
	Number of Shares	Fair Value
The Coca-Cola Co.	55,128	$ 2,982,976
		7,175,666
Specialized Consumer Services - 0.0% *
Carriage Services Inc.	1,000	36,970
frontdoor Inc. (a)	1,300	64,766
H&R Block Inc.	2,800	65,744
Regis Corp. (a)	1,400	13,104
Service Corporation International	2,500	133,975
Terminix Global Holdings Inc. (a)	2,000	95,420
Vivint Smart Home Inc. (a)	3,600	47,520
WW International Inc. (a)	2,300	83,122
		540,621
Specialized Finance - 0.0% *
A-Mark Precious Metals Inc.	335	15,578
Marlin Business Services Corp.	728	16,569
NewStar Financial Inc. (a)	492	42
		32,189
Specialized REITs - 0.5%
American Tower Corp.	6,442	1,740,242
CatchMark Timber Trust Inc., Class A	3,000	35,100
CoreSite Realty Corp.	600	80,760
Crown Castle International Corp.	6,000	1,170,600
CubeSmart	2,900	134,328
CyrusOne Inc.	1,800	128,736
Digital Realty Trust Inc.	4,000	601,840
EPR Properties (a)	1,100	57,948
Equinix Inc.	1,278	1,025,723
Extra Space Storage Inc.	1,800	294,876
Farmland Partners Inc.	1,612	19,425
Four Corners Property Trust Inc.	3,700	102,157
Gaming & Leisure Properties Inc.	2,800	129,724
Gladstone Land Corp.	1,305	31,398
Iron Mountain Inc.	4,300	181,976
Lamar Advertising Co., Class A	1,300	135,746
Life Storage Inc.	1,100	118,085
National Storage Affiliates Trust	3,300	166,848
Outfront Media Inc. (a)	7,100	170,613
PotlatchDeltic Corp.	3,400	180,710

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Public Storage	2,171	$ 652,798
QTS Realty Trust Inc., Class A	3,300	255,090
Rayonier Inc.	2,000	71,860
Safehold Inc.	900	70,650
SBA Communications Corp.	1,500	478,050
The GEO Group Inc.	7,000	49,840
Uniti Group Inc.	9,900	104,841
VICI Properties Inc.	7,500	232,650
Weyerhaeuser Co.	10,700	368,294
		8,790,908
Specialty Chemicals - 0.4%
Albemarle Corp.	1,717	289,246
Amyris Inc. (a)	8,200	134,234
Ashland Global Holdings Inc.	800	70,000
Avient Corp.	4,600	226,136
Axalta Coating Systems Ltd. (a)	3,100	94,519
Balchem Corp.	1,600	210,016
Celanese Corp.	1,600	242,560
Chase Corp.	400	41,044
Danimer Scientific Inc. (a)	3,400	85,170
DuPont de Nemours Inc.	7,200	557,352
Ecolab Inc.	3,600	741,492
Element Solutions Inc.	3,300	77,154
Ferro Corp. (a)	4,000	86,280
FutureFuel Corp.	1,590	15,264
GCP Applied Technologies Inc. (a)	2,300	53,498
HB Fuller Co.	2,700	171,747
Ingevity Corp. (a)	2,100	170,856
Innospec Inc.	1,300	117,793
International Flavors & Fragrances Inc.	3,595	537,093
Kraton Corp. (a)	1,800	58,122
Livent Corp. (a)	7,500	145,200
Minerals Technologies Inc.	1,700	133,739
NewMarket Corp.	100	32,198
PPG Industries Inc.	3,400	577,218
PQ Group Holdings Inc.	2,300	35,328
Quaker Chemical Corp.	700	166,033
Rayonier Advanced Materials Inc. (a)	3,700	24,753
RPM International Inc.	1,900	168,492
Sensient Technologies Corp.	2,100	181,776
Stepan Co.	1,100	132,297
The Sherwin-Williams Co.	3,400	926,330
W R Grace & Co.	800	55,296
		6,558,236
	Number of Shares	Fair Value
Specialty Stores - 0.1%
Academy Sports & Outdoors Inc. (a)	3,000	$ 123,720
Big 5 Sporting Goods Corp.	1,000	25,680
Dick's Sporting Goods Inc.	887	88,869
Five Below Inc. (a)	800	154,616
Hibbett Sports Inc. (a)	803	71,973
Leslie's Inc. (a)	1,400	38,486
MarineMax Inc. (a)	985	48,009
National Vision Holdings Inc. (a)	4,200	214,746
Party City Holdco Inc. (a)	5,400	50,382
Petco Health & Wellness Company Inc. (a)	1,300	29,133
Sally Beauty Holdings Inc. (a)	5,800	128,006
Signet Jewelers Ltd. (a)	2,700	218,133
Sportsman's Warehouse Holdings Inc. (a)	770	13,683
The Container Store Group Inc. (a)	1,900	24,776
The ODP Corp. (a)	2,300	110,423
Tractor Supply Co.	1,592	296,207
Ulta Beauty Inc. (a)	800	276,616
Winmark Corp.	130	24,970
		1,938,428
Steel - 0.1%
Allegheny Technologies Inc. (a)	6,600	137,610
Carpenter Technology Corp.	2,400	96,528
Cleveland-Cliffs Inc. (a)	6,300	135,828
Commercial Metals Co.	6,000	184,320
Haynes International Inc.	700	24,766
Nucor Corp.	4,300	412,499
Olympic Steel Inc.	600	17,634
Reliance Steel & Aluminum Co.	849	128,114
Ryerson Holding Corp. (a)	1,100	16,060
Schnitzer Steel Industries Inc., Class A	1,179	57,830
Steel Dynamics Inc.	3,000	178,800
SunCoke Energy Inc.	4,900	34,986
TimkenSteel Corp. (a)	2,700	38,205
United States Steel Corp.	3,600	86,400
Warrior Met Coal Inc.	3,001	51,617
Worthington Industries Inc.	1,700	104,006
		1,705,203
Systems Software - 2.0%
A10 Networks Inc. (a)	3,600	40,536

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Appian Corp. (a)	1,800	$ 247,950
Cloudflare Inc., Class A (a)	3,600	381,024
CommVault Systems Inc. (a)	2,200	171,974
Crowdstrike Holdings Inc., Class B (a)	2,200	552,882
Dolby Laboratories Inc., Class A	957	94,064
FireEye Inc. (a)	3,400	68,748
Fortinet Inc. (a)	1,900	452,561
McAfee Corp., Class A	1,200	33,624
Microsoft Corp.	106,715	28,909,094
NortonLifeLock Inc.	7,497	204,068
OneSpan Inc. (a)	1,400	35,756
Oracle Corp.	24,711	1,923,504
Palo Alto Networks Inc. (a)	1,300	482,365
Ping Identity Holding Corp. (a)	1,600	36,640
Progress Software Corp.	2,200	101,750
Proofpoint Inc. (a)	800	139,008
Qualys Inc. (a)	1,800	181,242
Rapid7 Inc. (a)	2,700	255,501
Sailpoint Technologies Holdings Inc. (a)	4,500	229,815
ServiceNow Inc. (a)	2,800	1,538,740
Telos Corp. (a)	1,000	34,010
Tenable Holdings Inc. (a)	4,500	186,075
Teradata Corp. (a)	1,600	79,952
Varonis Systems Inc. (a)	5,200	299,624
VMware Inc., Class A (a)	1,200	191,964
Xperi Holding Corp.	5,400	120,096
Zscaler Inc. (a)	1,200	259,272
Zuora Inc., Class A (a)	5,100	87,975
		37,339,814
Technology Distributors - 0.1%
Arrow Electronics Inc. (a)	1,067	121,457
Avnet Inc.	1,500	60,120
CDW Corp.	2,000	349,300
ePlus Inc. (a)	600	52,014
Insight Enterprises Inc. (a)	1,810	181,018
PC Connection Inc.	702	32,481
ScanSource Inc. (a)	1,500	42,195
SYNNEX Corp.	600	73,056
		911,641
Technology Hardware, Storage & Peripherals - 1.8%
3D Systems Corp. (a)	6,200	247,814
Apple Inc.	222,303	30,446,619
Avid Technology Inc. (a)	1,471	57,590
Corsair Gaming Inc. (a)	1,400	46,606
	Number of Shares	Fair Value
Dell Technologies Inc., Class A (a)	3,700	$ 368,779
Diebold Nixdorf Inc. (a)	3,029	38,892
Eastman Kodak Co. (a)	2,100	17,472
Hewlett Packard Enterprise Co.	18,500	269,730
HP Inc.	17,300	522,287
NCR Corp. (a)	1,900	86,659
NetApp Inc.	3,100	253,642
Pure Storage Inc., Class A (a)	3,700	72,261
Quantum Corp. (a)	2,600	17,914
Super Micro Computer Inc. (a)	2,200	77,396
Turtle Beach Corp. (a)	800	25,536
Western Digital Corp. (a)	4,400	313,148
Xerox Holdings Corp.	2,500	58,725
		32,921,070
Textiles - 0.0% *
Unifi Inc. (a)	800	19,488
Thrifts & Mortgage Finance - 0.1%
Axos Financial Inc. (a)	2,900	134,531
Bridgewater Bancshares Inc. (a)	1,400	22,610
Capitol Federal Financial Inc.	6,599	77,736
Columbia Financial Inc. (a)	2,000	34,440
Essent Group Ltd.	5,700	256,215
Federal Agricultural Mortgage Corp., Class C	500	49,450
Flagstar Bancorp Inc.	2,400	101,448
FS Bancorp Inc.	268	19,100
Hingham Institution for Savings	60	17,430
Home Bancorp Inc.	500	19,055
HomeStreet Inc.	970	39,518
Kearny Financial Corp.	3,300	39,435
Luther Burbank Corp.	1,268	15,038
Merchants Bancorp	540	21,190
Meridian Bancorp Inc.	2,162	44,235
Meta Financial Group Inc.	1,500	75,945
MGIC Investment Corp.	5,100	69,360
Mr Cooper Group Inc. (a)	3,820	126,289
New York Community Bancorp Inc.	6,800	74,936
NMI Holdings Inc., Class A (a)	4,200	94,416
Northfield Bancorp Inc.	2,100	34,440
Northwest Bancshares Inc.	5,764	78,621
PCSB Financial Corp.	1,100	19,987
PennyMac Financial Services Inc.	2,100	129,612

See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Premier Financial Corp.	1,700	$ 48,297
Provident Bancorp Inc.	1,200	19,572
Provident Financial Services Inc.	3,500	80,115
Radian Group Inc.	8,700	193,575
Rocket Companies Inc., Class A	1,600	30,960
Southern Missouri Bancorp Inc.	500	22,480
TFS Financial Corp.	400	8,120
TrustCo Bank Corp.	784	26,954
Walker & Dunlop Inc.	1,400	146,132
Washington Federal Inc.	3,100	98,518
Waterstone Financial Inc.	1,414	27,799
WSFS Financial Corp.	2,400	111,816
		2,409,375
Tires & Rubber - 0.0% *
The Goodyear Tire & Rubber Co. (a)	14,358	246,240
Tobacco - 0.2%
22nd Century Group Inc. (a)	7,400	34,262
Altria Group Inc.	25,700	1,225,376
Philip Morris International Inc.	22,000	2,180,420
Turning Point Brands Inc.	700	32,039
Universal Corp.	1,361	77,536
Vector Group Ltd.	7,149	101,087
		3,650,720
Trading Companies & Distributors - 0.2%
Air Lease Corp.	1,600	66,784
Alta Equipment Group Inc. (a)	1,400	18,606
Applied Industrial Technologies Inc.	2,000	182,120
Beacon Roofing Supply Inc. (a)	2,900	154,425
Boise Cascade Co.	2,000	116,700
CAI International Inc.	638	35,728
DXP Enterprises Inc. (a)	1,000	33,300
Fastenal Co.	8,214	427,128
GATX Corp.	1,800	159,246
Global Industrial Co.	700	25,697
GMS Inc. (a)	2,100	101,094
H&E Equipment Services Inc.	1,500	49,905
Herc Holdings Inc. (a)	1,200	134,484
Lawson Products Inc. (a)	100	5,351
McGrath RentCorp.	1,229	100,249
MRC Global Inc. (a)	3,300	31,020
	Number of Shares	Fair Value
MSC Industrial Direct Company Inc., Class A	698	$ 62,632
NOW Inc. (a)	4,900	46,501
Rush Enterprises Inc., Class A	2,264	97,895
Rush Enterprises Inc., Class B	188	7,170
SiteOne Landscape Supply Inc. (a)	600	101,556
Textainer Group Holdings Ltd. (a)	2,300	77,671
Titan Machinery Inc. (a)	1,200	37,128
Transcat Inc. (a)	488	27,577
United Rentals Inc. (a)	1,000	319,010
Univar Solutions Inc. (a)	2,500	60,950
Veritiv Corp. (a)	800	49,136
Watsco Inc.	420	120,389
WESCO International Inc. (a)	2,200	226,204
WW Grainger Inc.	600	262,800
		3,138,456
Trucking - 0.2%
AMERCO	60	35,364
ArcBest Corp.	1,300	75,647
Avis Budget Group Inc. (a)	2,740	213,419
Covenant Transportation Group Inc. (a)	700	14,476
Daseke Inc. (a)	2,694	17,457
Heartland Express Inc.	1,026	17,575
HyreCar Inc. (a)	900	18,828
JB Hunt Transport Services Inc.	1,100	179,245
Knight-Swift Transportation Holdings Inc.	1,822	82,828
Landstar System Inc.	544	85,963
Lyft Inc., Class A (a)	3,800	229,824
Marten Transport Ltd.	1,707	28,148
Old Dominion Freight Line Inc.	1,400	355,320
Ryder System Inc.	794	59,018
Saia Inc. (a)	1,361	285,116
Schneider National Inc., Class B	300	6,531
TuSimple Holdings Inc., Class A (a)	700	49,868
Uber Technologies Inc. (a)	22,906	1,148,049
Universal Logistics Holdings Inc.	100	2,330
US Xpress Enterprises Inc., Class A (a)	1,276	10,974
Werner Enterprises Inc.	3,012	134,094
		3,050,074

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Water Utilities - 0.1%
American States Water Co.	1,800	$ 143,208
American Water Works Company Inc.	2,541	391,644
Artesian Resources Corp., Class A	500	18,385
Cadiz Inc. (a)	1,600	21,760
California Water Service Group	2,500	138,850
Essential Utilities Inc.	3,300	150,810
Global Water Resources Inc.	1,100	18,788
Middlesex Water Co.	800	65,384
Pure Cycle Corp. (a)	1,400	19,348
SJW Group	1,300	82,290
The York Water Co.	800	36,240
		1,086,707
Wireless Telecommunication Services - 0.1%
Gogo Inc. (a)	3,300	37,554
Shenandoah Telecommunications Co.	2,400	116,424
Telephone & Data Systems Inc.	5,000	113,300
T-Mobile US Inc. (a)	8,356	1,210,199
United States Cellular Corp. (a)	800	29,048
		1,506,525
Total Common Stock (Cost $630,590,750)		714,263,372
Total Domestic Equity (Cost $630,590,750)		714,263,372
Foreign Equity - 20.8%
Common Stock - 20.6%
Advertising - 0.1%
CyberAgent Inc.	5,400	116,037
Dentsu Group Inc.	2,900	103,861
Focus Media Information Technology Company Ltd., Class A	10,900	15,875
Hakuhodo DY Holdings Inc.	3,600	55,918
Informa PLC (a)	20,313	140,756
Publicis Groupe S.A.	3,027	193,630
WPP PLC	16,662	224,239
		850,316
Aerospace & Defense - 0.2%
AECC Aviation Power Company Ltd., Class A	2,100	17,289
Airbus SE (a)	8,066	1,037,280
	Number of Shares	Fair Value
Aselsan Elektronik Sanayi Ve Ticaret AS	25,138	$ 42,593
AVIC Shenyang Aircraft Company Ltd., Class A	1,540	14,373
AVIC Xi'an Aircraft Industry Group Company Ltd., Class A	2,700	10,982
AviChina Industry & Technology Company Ltd. H Shares	27,000	17,870
BAE Systems PLC	43,920	316,715
Bharat Electronics Ltd.	5,299	12,690
CAE Inc. (a)	3,800	117,164
Dassault Aviation S.A.	32	37,645
Elbit Systems Ltd.	344	44,551
Korea Aerospace Industries Ltd.	708	20,684
MTU Aero Engines AG	723	179,112
Rolls-Royce Holdings PLC (a)	113,342	154,885
Safran S.A.	4,682	649,185
Singapore Technologies Engineering Ltd.	24,300	69,961
Thales S.A.	1,441	147,032
		2,890,011
Agricultural & Farm Machinery - 0.0% *
CNH Industrial N.V.	13,922	229,903
Kubota Corp.	14,000	283,431
		513,334
Agricultural Products - 0.0% *
Beijing Dabeinong Technology Group Company Ltd. A Shares	7,600	7,999
Charoen Pokphand Indonesia Tbk PT	86,800	37,414
Jiangxi Zhengbang Technology Company Ltd., Class A	4,100	7,583
New Hope Liuhe Company Ltd. A Shares (a)	3,200	7,266
Tongwei Company Ltd. A Shares	3,200	21,431
Wilmar International Ltd.	25,706	86,057
		167,750
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	18,679	56,911
Deutsche Post AG	13,591	924,504
DSV Panalpina A/S	2,835	661,216

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Hyundai Glovis Company Ltd.	226	$ 41,943
InPost S.A. (a)	3,259	65,417
SF Holding Company Ltd. A Shares	3,400	35,627
SG Holdings Company Ltd.	4,300	112,856
Yamato Holdings Company Ltd.	3,900	111,037
ZTO Express Cayman Inc. ADR	5,009	152,023
		2,161,534
Airlines - 0.0% *
Air Canada (a)	2,100	43,245
Air China Ltd. H Shares (a)	12,000	8,823
Air China Ltd. A Shares	11,400	13,728
ANA Holdings Inc. (a)	2,400	56,481
China Eastern Airlines Corp. Ltd., Class A	12,400	9,750
China Southern Airlines Company Ltd. (a)	14,000	8,689
China Southern Airlines Company Ltd., Class A (a)	11,600	10,808
Copa Holdings S.A., Class A (a)	500	37,665
Deutsche Lufthansa AG (a)	3,907	43,970
InterGlobe Aviation Ltd. (a)(b)	1,210	27,950
Japan Airlines Company Ltd. (a)	1,914	41,405
Korean Air Lines Company Ltd. (a)	1,968	55,048
Qantas Airways Ltd. (a)	11,989	41,943
Singapore Airlines Ltd. (a)	20,900	75,409
Spring Airlines Company Ltd. A Shares	1,100	9,688
		484,602
Airport Services - 0.0% *
Aena SME S.A. (a)(b)	1,016	166,634
Aeroports de Paris (a)	459	59,795
Airports of Thailand PCL	55,200	106,783
Auckland International Airport Ltd. (a)	16,727	84,972
Beijing Capital International Airport Company Ltd. H Shares (a)	20,000	13,263
Grupo Aeroportuario del Pacifico SAB de C.V. B Shares	5,000	53,276
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	2,710	50,073
	Number of Shares	Fair Value
Malaysia Airports Holdings Bhd	11,400	$ 16,476
Shanghai International Airport Company Ltd., Class A	1,300	9,684
Sydney Airport (a)	20,815	90,480
		651,436
Alternative Carriers - 0.0% *
Iliad S.A.	270	39,512
Aluminum - 0.0% *
Aluminum Corp. of China Ltd. H Shares (a)	36,000	21,463
Aluminum Corp. of China Ltd. A Shares (a)	17,600	14,438
China Hongqiao Group Ltd.	32,000	43,349
Constellium SE (a)	6,000	113,700
Hindalco Industries Ltd.	18,278	91,488
Norsk Hydro ASA	18,082	115,445
Press Metal Aluminium Holdings Bhd	20,200	23,258
Yunnan Aluminium Company Ltd. A Shares (a)	4,900	9,025
		432,166
Apparel Retail - 0.1%
ABC-Mart Inc.	598	34,321
Fast Retailing Company Ltd.	800	602,793
Hennes & Mauritz AB, Class B (a)	9,936	235,848
Industria de Diseno Textil S.A.	14,931	526,066
Mr Price Group Ltd.	3,411	50,290
Topsports International Holdings Ltd. (b)	9,000	14,741
		1,464,059
Apparel, Accessories & Luxury Goods - 0.5%
adidas AG	2,610	971,584
Bosideng International Holdings Ltd.	34,000	24,299
Burberry Group PLC (a)	5,481	156,432
Capri Holdings Ltd. (a)	2,100	120,099
Cie Financiere Richemont S.A.	7,156	866,678
Essilor International Cie Generale d'Optique S.A.	3,908	721,314
FF Group (a)(c)**	1,860	—
Fila Holdings Corp.	518	26,771
Gildan Activewear Inc.	2,700	99,732
Hermes International	434	632,285

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Kering S.A.	1,028	$ 898,481
Li Ning Company Ltd.	26,319	321,284
LPP S.A. (a)	14	47,329
lululemon athletica Inc. (a)	1,653	603,295
LVMH Moet Hennessy Louis Vuitton SE	3,814	2,991,076
Moncler S.p.A.	2,627	177,763
Page Industries Ltd.	48	19,064
Pandora A/S	1,355	182,163
Shenzhou International Group Holdings Ltd.	11,000	277,767
The Swatch Group AG	1,077	179,568
Titan Company Ltd.	4,044	94,258
		9,411,242
Application Software - 0.3%
Agora Inc. ADR (a)	700	29,372
Atlassian Corp. plc, Class A (a)	1,900	488,034
AVEVA Group PLC	1,802	92,306
China National Software & Service Company Ltd., Class A	1,300	11,455
China Youzan Ltd. (a)	220,000	41,927
Constellation Software Inc.	300	454,836
Dassault Systemes SE	1,805	437,743
Hundsun Technologies Inc., Class A	800	11,546
Iflytek Company Ltd. A Shares	1,900	19,874
Kingdee International Software Group Company Ltd.	33,000	111,971
Kingsoft Corporation Ltd.	12,000	71,930
Lightspeed POS Inc. (a)	1,300	108,919
Nemetschek SE	894	68,404
Nice Ltd. (a)	850	207,694
OneConnect Financial Technology Company Ltd. (a)	1,500	18,030
Open Text Corp.	3,700	188,092
SAP SE	14,338	2,020,689
Sapiens International Corp. N.V.	1,568	41,191
Sinch AB (a)(b)	6,810	114,666
TeamViewer AG (a)(b)	2,566	96,525
Temenos AG	901	144,846
The Sage Group PLC	14,783	139,727
Thunder Software Technology Company Ltd., Class A	500	12,155
Weimob Inc. (a)(b)	25,000	55,113
	Number of Shares	Fair Value
WiseTech Global Ltd.	1,894	$ 45,402
Xero Ltd. (a)	1,789	184,138
Yonyou Network Technology Company Ltd., Class A	2,600	13,385
		5,229,970
Asset Management & Custody Banks - 0.2%
3i Group PLC	13,230	214,384
Amundi S.A. (b)	953	84,028
Bangkok Commercial Asset Management PCL	56,152	32,588
Brookfield Asset Management Inc., Class A	17,600	898,832
Brookfield Asset Management Reinsurance Partners Ltd., Class A (a)	121	6,400
China Cinda Asset Management Company Ltd. H Shares	350,556	66,808
China Huarong Asset Management Company Ltd. H Shares (b)	82,000	5,385
EQT AB	3,205	116,400
Hargreaves Lansdown PLC	4,778	104,883
HDFC Asset Management Company Ltd. (b)	255	10,009
IGM Financial Inc.	1,477	52,195
Janus Henderson Group PLC	2,300	89,263
Julius Baer Group Ltd.	3,038	198,447
Magellan Financial Group Ltd.	2,246	90,818
Noah Holdings Ltd. ADR (a)	200	9,440
Onex Corp.	1,200	87,226
Partners Group Holding AG	310	470,022
Reinet Investments SCA	1,311	25,729
Schroders PLC	1,979	96,042
St. James's Place PLC	7,270	148,337
Standard Life Aberdeen PLC	29,323	109,778
		2,917,014
Auto Parts & Equipment - 0.2%
Adient PLC (a)	4,900	221,480
Aisin Seiki Company Ltd.	2,000	85,593
Aptiv PLC (a)	3,800	597,854
Bharat Forge Ltd. (a)	2,374	24,334
Continental AG (a)	1,496	219,954
Denso Corp.	5,900	402,884
Faurecia S.A.	1,566	76,829
Fuyao Glass Industry Group Company Ltd. H Shares (b)	7,356	51,813

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Fuyao Glass Industry Group Company Ltd., Class A	4,200	$ 36,306
Hanon Systems	2,035	29,906
Huayu Automotive Systems Company Ltd. A Shares	8,268	33,618
Hyundai Mobis Company Ltd.	831	215,470
Koito Manufacturing Company Ltd.	1,400	87,161
Kuang-Chi Technologies Company Ltd., Class A (a)	3,100	9,985
Magna International Inc.	3,935	364,710
Minth Group Ltd.	8,000	38,013
Motherson Sumi Systems Ltd. (a)	14,997	48,847
Ningbo Tuopu Group Company Ltd. A Shares	2,000	11,587
Stanley Electric Company Ltd.	2,000	57,933
Sumitomo Electric Industries Ltd.	10,166	150,122
Toyota Industries Corp.	2,000	173,169
Valeo S.A.	3,080	92,666
		3,030,234
Automobile Manufacturers - 0.5%
Astra International Tbk PT	235,200	80,130
Bayerische Motoren Werke AG	4,530	479,785
BYD Company Ltd. H Shares	9,500	284,051
BYD Company Ltd. A Shares	1,700	66,044
Chongqing Changan Automobile Company Ltd. A Shares (a)	9,541	38,809
Daimler AG	11,740	1,048,362
Dongfeng Motor Group Company Ltd. H Shares	26,000	23,369
Ferrari N.V.	1,721	355,123
Ford Otomotiv Sanayi A/S	1,078	21,119
Geely Automobile Holdings Ltd.	73,000	229,833
Great Wall Motor Company Ltd. H Shares	46,033	148,783
Guangzhou Automobile Group Company Ltd. H Shares	32,000	28,721
Honda Motor Company Ltd.	22,300	713,262
Hyundai Motor Co.	1,829	388,976
Isuzu Motors Ltd.	7,400	97,809
Kia Motors Corp.	3,537	281,415
Li Auto Inc. ADR (a)	6,100	213,134
Mahindra & Mahindra Ltd.	9,353	97,859
Maruti Suzuki India Ltd.	1,813	183,322
Mazda Motor Corp. (a)	8,900	83,716
	Number of Shares	Fair Value
NIO Inc. ADR (a)	17,023	$ 905,624
Nissan Motor Company Ltd. (a)	31,400	155,967
Renault S.A. (a)	2,580	104,287
SAIC Motor Corp. Ltd. A Shares	4,600	15,642
Stellantis N.V.	27,758	544,928
Subaru Corp.	8,300	163,884
Suzuki Motor Corp.	5,000	211,776
Tata Motors Ltd. (a)	20,725	94,689
Toyota Motor Corp.	29,100	2,545,824
Volkswagen AG	439	144,105
XPeng Inc. ADR (a)	4,300	191,006
		9,941,354
Automotive Retail - 0.0% *
China Meidong Auto Holdings Ltd.	10,000	54,534
Hotai Motor Company Ltd.	5,863	129,202
Petrobras Distribuidora S.A.	7,000	37,219
PTT Oil & Retail Business PCL	35,600	33,878
USS Company Ltd.	2,900	50,637
Zhongsheng Group Holdings Ltd.	5,500	45,751
		351,221
Biotechnology - 0.2%
3SBio Inc. (a)(b)	11,500	14,216
Affimed N.V. (a)	5,000	42,500
Akeso Inc. (a)(b)	4,000	32,269
Alkermes PLC (a)	7,900	193,708
Alteogen Inc. (a)	335	24,898
Arbutus Biopharma Corp. (a)	5,700	17,271
Argenx SE (a)	620	187,564
BeiGene Ltd. ADR (a)	600	205,914
Biocon Ltd. (a)	4,296	23,376
Burning Rock Biotech Ltd. ADR (a)	600	17,676
Celltrion Inc. (a)	1,218	290,399
Chongqing Zhifei Biological Products Company Ltd., Class A	1,500	43,353
CSL Ltd.	6,244	1,336,881
CureVac N.V. (a)	800	58,784
Genmab A/S (a)	895	366,247
Green Cross Corp.	80	23,336
Grifols S.A.	4,001	108,371
Hualan Biological Engineering Inc. A Shares	4,138	23,493

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
I-Mab ADR (a)	400	$ 33,580
Innovent Biologics Inc. (a)(b)	15,000	174,900
PeptiDream Inc. (a)	1,300	63,835
Portage Biotech Inc. (a)	800	16,768
Prothena Corporation PLC (a)	1,900	97,679
Seegene Inc.	432	31,724
Shenzhen Kangtai Biological Products Company Ltd., Class A	500	11,531
Trillium Therapeutics Inc. (a)	4,800	46,560
Walvax Biotechnology Company Ltd., Class A	1,400	13,370
Zai Lab Ltd. ADR (a)	1,000	176,990
		3,677,193
Brewers - 0.2%
AMBEV S.A.	63,000	214,317
Anheuser-Busch InBev S.A.	10,442	753,021
Asahi Group Holdings Ltd.	6,200	289,974
Budweiser Brewing Company APAC Ltd. (b)	27,100	85,496
Carlsberg A/S	1,402	261,371
China Resources Beer Holdings Company Ltd.	18,000	161,669
Heineken Holding N.V.	1,558	156,956
Heineken N.V.	3,542	429,287
Kirin Holdings Company Ltd.	11,200	218,571
Tsingtao Brewery Company Ltd. H Shares	8,924	96,068
		2,666,730
Building Products - 0.2%
AGC Inc.	2,600	109,163
Allegion PLC	1,200	167,160
Assa Abloy AB, Class B	13,695	412,828
Beijing New Building Materials PLC, Class A	1,600	9,720
Caesarstone Ltd.	1,400	20,664
China Lesso Group Holdings Ltd.	25,494	62,899
Cie de Saint-Gobain	6,920	455,785
Daikin Industries Ltd.	3,400	633,805
Geberit AG	506	379,904
Guangdong Kinlong Hardware Products Company Ltd., Class A	700	21,024
Kingspan Group PLC	2,095	197,863
Lixil Corp.	3,600	93,187
Nibe Industrier AB, B Shares	19,355	203,731
	Number of Shares	Fair Value
ROCKWOOL International A/S B Shares	113	$ 55,017
TOTO Ltd.	1,900	98,432
Trane Technologies PLC	3,427	631,048
Xinyi Glass Holdings Ltd.	28,000	114,115
		3,666,345
Cable & Satellite - 0.0% *
Cyfrowy Polsat S.A.	10,245	80,571
Grupo Televisa SAB	29,500	84,483
Megacable Holdings SAB de C.V.	14,930	52,895
MultiChoice Group	5,902	48,501
Quebecor Inc., Class B	2,700	72,084
Shaw Communications Inc., Class B	6,200	179,797
		518,331
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	7,817	252,879
Crown Resorts Ltd. (a)	4,846	43,330
Entain PLC (a)	7,938	191,411
Evolution Gaming Group AB (b)	2,321	367,033
Flutter Entertainment PLC (a)	2,274	411,792
Galaxy Entertainment Group Ltd. (a)	30,000	240,090
GAN Ltd. (a)	1,900	31,236
Genting Bhd	17,900	21,257
Genting Malaysia Bhd	19,500	13,011
Genting Singapore Ltd.	79,100	49,136
Kangwon Land Inc. (a)	846	20,208
La Francaise des Jeux SAEM (b)	1,556	91,488
Melco Resorts & Entertainment Ltd. ADR (a)	2,800	46,396
NEOGAMES S.A. (a)	200	12,294
OPAP S.A.	2,669	40,229
Sands China Ltd. (a)	32,800	138,112
SJM Holdings Ltd. (a)	36,000	39,310
Tabcorp Holdings Ltd.	29,807	115,916
Wynn Macau Ltd. (a)	28,400	44,689
		2,169,817
Coal & Consumable Fuels - 0.0% *
Adaro Energy Tbk PT	205,600	17,086
Cameco Corp.	5,300	101,694
China Shenhua Energy Company Ltd. H Shares	43,490	85,234
Coal India Ltd.	11,110	21,920

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Exxaro Resources Ltd.	2,782	$ 32,814
Shaanxi Coal Industry Company Ltd., Class A	6,700	12,289
Shanxi Coking Coal Energy Group Company Ltd., Class A	13,500	17,364
Shanxi Meijin Energy Company Ltd., Class A (a)	9,000	10,531
United Tractors Tbk PT	21,200	29,607
Uranium Energy Corp. (a)	11,600	30,856
Washington H Soul Pattinson & Company Ltd.	1,967	49,810
Yanzhou Coal Mining Company Ltd. H Shares	10,000	13,443
Yanzhou Coal Mining Company Ltd., Class A	6,900	16,404
		439,052
Commercial Printing - 0.0% *
Cimpress PLC (a)	900	97,569
Dai Nippon Printing Company Ltd.	3,000	63,492
Toppan Printing Company Ltd.	4,100	65,939
		227,000
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	4,479	86,346
Asahi Kasei Corp.	17,000	186,940
Barito Pacific Tbk PT	363,200	21,416
Berger Paints India Ltd.	3,118	33,772
Eurobank Ergasias Services & Holdings S.A., Class A (a)	20,566	20,731
Formosa Chemicals & Fibre Corp.	34,000	103,358
Formosa Plastics Corp.	42,000	155,262
Guangzhou Tinci Materials Technology Company Ltd., Class A	1,530	25,239
Hanwha Solutions Corp. (a)	1,912	75,638
Hengli Petrochemical Company Ltd., Class A	4,500	18,276
Hengyi Petrochemical Company Ltd., Class A	4,700	8,693
Indorama Ventures PCL NVDR	20,600	26,192
Jiangsu Eastern Shenghong Company Ltd., Class A	3,800	12,292
Kingfa Sci & Tech Company Ltd. A Shares	7,000	22,601
Kumho Petrochemical Company Ltd.	277	53,868
	Number of Shares	Fair Value
LG Chem Ltd.	609	$ 459,663
Lomon Billions Group Company Ltd. A Shares	5,300	28,367
Lotte Chemical Corp.	203	47,318
Mesaieed Petrochemical Holding Co.	44,246	22,870
Mitsui Chemicals Inc.	2,900	100,203
Nan Ya Plastics Corp.	54,000	161,249
National Industrialization Co. (a)	3,424	17,639
Orbia Advance Corp. SAB de C.V.	11,300	29,592
Orica Ltd.	6,303	62,841
Orion Engineered Carbons S.A. (a)	2,800	53,172
Petronas Chemicals Group Bhd	24,500	47,566
PTT Global Chemical PCL NVDR	27,000	49,704
Rongsheng Petrochemical Company Ltd., Class A	6,750	18,043
Sahara International Petrochemical Co.	2,101	17,170
Saudi Basic Industries Corp.	12,003	389,816
Saudi Industrial Investment Group	1,492	13,924
Saudi Kayan Petrochemical Co. (a)	8,828	42,511
Sinoma Science & Technology Company Ltd., Class A	2,800	11,342
SK Chemicals Company Ltd.	87	20,086
SKC Company Ltd.	171	24,067
Tongkun Group Company Ltd. A Shares	3,400	12,677
Toray Industries Inc.	18,700	124,526
Tosoh Corp.	4,082	70,467
Tronox Holdings PLC, Class A	5,500	123,200
Yanbu National Petrochemical Co.	2,251	43,575
		2,842,212
Communications Equipment - 0.1%
Accton Technology Corp.	6,000	71,171
BYD Electronic International Company Ltd.	11,020	72,371
KMW Company Ltd. (a)	214	10,280
Nokia Oyj (a)	73,649	394,385
Shenzhen Sunway Communication Company Ltd., Class A	2,400	11,471

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Telefonaktiebolaget LM Ericsson	39,928	$ 502,173
ZTE Corp. H Shares	7,400	23,108
		1,084,959
Computer & Electronics Retail - 0.0% *
GOME Retail Holdings Ltd. (a)	143,000	18,414
Hikari Tsushin Inc.	300	52,735
Suning.com Company Ltd. A Shares	9,200	7,960
Yamada Holdings Company Ltd.	8,714	40,276
		119,385
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios S.A.	3,117	83,503
Bouygues S.A.	3,077	113,813
China Communications Services Corp. Ltd. H Shares	113,733	56,824
China Conch Venture Holdings Ltd.	21,500	90,531
China Railway Group Ltd. H Shares	24,000	12,516
China Railway Group Ltd. A Shares	19,600	15,896
China State Construction Engineering Corp. Ltd., Class A	26,700	19,217
China State Construction International Holdings Ltd.	18,000	12,285
Eiffage S.A.	1,121	114,062
Ferrovial S.A.	6,516	191,251
GS Engineering & Construction Corp.	609	23,199
Hyundai Engineering & Construction Company Ltd.	836	43,279
Kajima Corp.	6,000	76,061
Larsen & Toubro Ltd.	8,416	169,900
Obayashi Corp.	10,300	81,943
Samsung Engineering Company Ltd. (a)	1,648	34,975
Shimizu Corp.	8,600	66,017
Skanska AB, Class B	4,586	121,726
Taisei Corp.	2,500	81,989
Vinci S.A.	7,296	778,623
WSP Global Inc.	1,500	175,281
		2,362,891
	Number of Shares	Fair Value
Construction Machinery & Heavy Trucks - 0.1%
Alstom S.A. (a)	3,780	$ 190,918
China Shipbuilding Industry Company Ltd., Class A (a)	16,100	10,267
Doosan Bobcat Inc. (a)	508	21,653
Epiroc AB A Shares	8,940	203,843
Epiroc AB B Shares	5,225	102,610
Hino Motors Ltd.	5,287	46,539
Hitachi Construction Machinery Company Ltd.	1,700	52,000
Hyundai Heavy Industries Company Ltd. (a)	464	55,211
KION Group AG	968	103,178
Knorr-Bremse AG	976	112,272
Komatsu Ltd.	11,900	295,972
Samsung Heavy Industries Company Ltd. (a)	6,084	36,251
Sany Heavy Equipment International Holdings Company Ltd.	9,000	9,121
Sany Heavy Industry Company Ltd. A Shares	6,300	28,346
Sinotruk Hong Kong Ltd.	5,500	11,785
Volvo AB B Shares	19,559	470,899
Volvo AB A Shares	2,659	65,976
Weichai Power Company Ltd. H Shares	39,401	87,571
XCMG Construction Machinery Company Ltd., Class A	9,300	9,169
Zoomlion Heavy Industry Science & Technology Company Ltd. H Shares	42,748	44,753
		1,958,334
Construction Materials - 0.1%
ACC Ltd.	441	11,954
Ambuja Cements Ltd.	5,787	26,522
Anhui Conch Cement Company Ltd. H Shares	20,081	106,535
Anhui Conch Cement Company Ltd. A Shares	7,369	46,820
Asia Cement Corp.	29,000	52,770
Cemex SAB de C.V. (a)	191,700	161,944
China Jushi Company Ltd. A Shares	4,114	9,876
China National Building Material Company Ltd. H Shares	67,243	78,968
China Resources Cement Holdings Ltd.	16,000	15,205

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
CRH PLC	10,744	$ 541,506
Grasim Industries Ltd.	3,304	66,620
HeidelbergCement AG	2,017	173,035
Indocement Tunggal Prakarsa Tbk PT	18,100	12,857
James Hardie Industries PLC	6,027	204,836
LafargeHolcim Ltd.	7,155	429,602
POSCO Chemical Company Ltd.	322	41,174
Semen Indonesia Persero Tbk PT	38,500	25,224
Shree Cement Ltd. (a)	107	39,594
Taiwan Cement Corp.	38,000	69,556
The Siam Cement PCL NVDR	10,400	140,181
UltraTech Cement Ltd.	1,334	121,609
		2,376,388
Consumer Electronics - 0.1%
Casio Computer Company Ltd.	2,500	41,828
Garmin Ltd.	2,048	296,223
LG Electronics Inc.	1,318	191,354
NavInfo Company Ltd. A Shares	4,600	10,466
Panasonic Corp.	30,100	348,622
Sharp Corp.	2,800	46,242
Sony Corp.	17,300	1,685,733
TCL Technology Group Corp. A Shares	25,827	30,580
		2,651,048
Consumer Finance - 0.0% *
360 Finance Inc. (a)	1,200	50,208
Acom Company Ltd.	7,300	31,833
Bajaj Finance Ltd. (a)	3,352	271,292
Cholamandalam Investment & Finance Company Ltd.	5,029	34,725
Isracard Ltd. (a)	—	1
Krungthai Card PCL	7,400	15,470
Lufax Holding Ltd. ADR (a)	2,000	22,600
Muangthai Capital PCL	5,700	10,226
Muthoot Finance Ltd.	3,065	61,096
SBI Cards & Payment Services Ltd.	706	9,217
Shriram Transport Finance Company Ltd.	2,391	43,190
Srisawad Corp. PCL	7,600	16,303
		566,161
	Number of Shares	Fair Value
Copper - 0.0% *
Antofagasta PLC	5,299	$ 105,083
First Quantum Minerals Ltd.	8,000	184,576
Jiangxi Copper Company Ltd. H Shares	27,782	56,881
KGHM Polska Miedz S.A.	1,577	77,731
Lundin Mining Corp.	8,900	80,354
Southern Copper Corp.	2,090	134,429
		639,054
Data Processing & Outsourced Services - 0.1%
Adyen N.V. (a)(b)	270	659,758
Afterpay Ltd. (a)	2,948	261,535
Amadeus IT Group S.A. (a)	6,159	433,271
Computershare Ltd.	8,558	108,581
Edenred	3,343	190,493
EVERTEC Inc.	3,200	139,680
Fawry for Banking & Payment Technology Services S.A.E. (a)	14,097	17,074
GMO Payment Gateway Inc.	500	65,186
Nexi S.p.A. (a)(b)	5,911	129,753
Nuvei Corp. (a)(b)	800	65,548
Paysafe Ltd. (a)	4,400	53,284
StoneCo Ltd. A Shares (a)	3,000	201,180
TravelSky Technology Ltd. H Shares	9,000	19,424
Worldline S.A. (a)(b)	3,238	303,125
		2,647,892
Department Stores - 0.0% *
Central Retail Corp. PCL	47,129	49,261
Lojas Renner S.A.	11,511	101,464
Lotte Shopping Company Ltd.	146	14,974
Next PLC (a)	1,805	195,891
SACI Falabella	9,370	42,067
Shinsegae Inc.	80	20,282
Trent Ltd.	2,174	24,856
Woolworths Holdings Ltd. (a)	11,156	42,120
		490,915
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Company Ltd., Class B	800	11,074
Anhui Gujing Distillery Company Ltd., Class A	400	14,828
Becle SAB de C.V.	4,500	11,852
Beijing Shunxin Agriculture Company Ltd., Class A	1,400	9,140
Davide Campari-Milano N.V.	6,986	93,576

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Diageo PLC	32,114	$ 1,535,434
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	11,736
Jiangsu Yanghe Brewery Joint-Stock Company Ltd., Class A	1,100	35,277
JiuGui Liquor Company Ltd. A Shares	400	15,824
Kweichow Moutai Company Ltd. A Shares	1,000	318,333
Luzhou Laojiao Company Ltd. A Shares	1,100	40,170
Pernod Ricard S.A.	2,868	636,698
Remy Cointreau S.A.	354	73,089
Shanghai Bairun Investment Holding Group Company Ltd., Class A	700	10,270
Shanxi Xinghuacun Fen Wine Factory Company Ltd., Class A	600	41,604
Sichuan Swellfun Company Ltd. A Shares	600	11,734
Treasury Wine Estates Ltd.	11,371	99,710
United Spirits Ltd. (a)	2,382	21,203
Wuliangye Yibin Company Ltd. A Shares	2,900	133,710
		3,125,262
Diversified Banks - 2.1%
ABN AMRO Group N.V. (a)(b)	6,642	80,280
Absa Group Ltd. (a)	8,154	77,504
Abu Dhabi Commercial Bank PJSC	26,437	49,446
Agricultural Bank of China Ltd. H Shares	394,717	137,234
Agricultural Bank of China Ltd. A Shares	50,147	23,518
Akbank T.A.S.	16,712	10,157
Al Rajhi Bank	16,337	483,524
Alinma Bank	6,278	35,220
Arab National Bank	3,667	22,195
Australia & New Zealand Banking Group Ltd.	39,005	824,317
Axis Bank Ltd. (a)	28,546	287,380
Banco Bilbao Vizcaya Argentaria S.A.	91,268	565,851
Banco Bradesco S.A.	19,470	84,820
Banco de Chile	421,882	42,002
Banco de Credito e Inversiones S.A.	442	18,819
Banco do Brasil S.A.	9,900	63,391
	Number of Shares	Fair Value
Banco Inter S.A.	3,900	$ 60,460
Banco Inter S.A. (a)	1,456	7,541
Banco Santander Brasil S.A.	4,100	33,092
Banco Santander Chile	705,020	35,159
Banco Santander S.A.	237,789	907,880
Bancolombia S.A.	2,846	20,122
Bangkok Bank PCL NVDR	4,800	16,924
Bank AlBilad (a)	2,879	28,173
Bank Central Asia Tbk PT	131,500	273,203
Bank Hapoalim BM (a)	15,300	122,832
Bank Leumi Le-Israel BM (a)	19,639	149,229
Bank Mandiri Persero Tbk PT	226,000	91,959
Bank Negara Indonesia Persero Tbk PT	88,200	28,163
Bank of China Ltd. H Shares	1,059,868	380,774
Bank of China Ltd. A Shares	20,994	10,008
Bank of Communications Company Ltd. H Shares	145,127	97,551
Bank of Communications Company Ltd., Class A	31,400	23,814
Bank of Montreal	8,900	913,215
Bank of the Philippine Islands	15,830	28,764
Bank Polska Kasa Opieki S.A. (a)	1,981	48,393
Bank Rakyat Indonesia Persero Tbk PT	740,300	201,157
Banque Saudi Fransi	12,640	129,420
Barclays PLC	237,692	561,889
BDO Unibank Inc.	19,670	45,614
BNP Paribas S.A.	15,427	967,251
BOC Hong Kong Holdings Ltd.	50,000	169,653
Boubyan Bank KSCP (a)	9,348	22,711
CaixaBank S.A.	60,358	185,675
Canadian Imperial Bank of Commerce	6,100	695,123
Capitec Bank Holdings Ltd.	786	92,835
China Bohai Bank Company Ltd. H Shares (b)	26,500	9,179
China CITIC Bank Corp. Ltd. H Shares	114,881	54,439
China Common Rich Renewable Energy Investments Ltd. (a)(c)**	64,000	—
China Construction Bank Corp. H Shares	1,213,000	954,362
China Construction Bank Corp., Class A	7,400	7,617
China Everbright Bank Company Ltd. H Shares	84,883	34,649
China Everbright Bank Company Ltd. A Shares	80,320	46,992

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
China Merchants Bank Company Ltd. H Shares	52,000	$ 443,609
China Merchants Bank Company Ltd., Class A	17,300	145,103
China Minsheng Banking Corp. Ltd. H Shares	158,700	76,021
CIMB Group Holdings Bhd	61,300	68,070
Commerzbank AG (a)	13,454	95,443
Commonwealth Bank of Australia	24,359	1,826,375
Credicorp Ltd. (a)	800	96,888
Credit Agricole S.A.	15,866	222,286
CTBC Financial Holding Company Ltd.	234,000	190,643
Danske Bank A/S	9,342	164,402
DBS Group Holdings Ltd.	24,910	552,423
DNB ASA	12,673	276,281
Dubai Islamic Bank PJSC	64,116	84,135
E.Sun Financial Holding Company Ltd.	151,000	142,532
Emirates NBD Bank PJSC	27,546	99,365
Erste Group Bank AG	3,778	138,621
FinecoBank Banca Fineco S.p.A. (a)	8,226	143,402
First Abu Dhabi Bank PJSC	36,116	164,202
First Financial Holding Company Ltd.	131,608	107,223
Grupo Financiero Banorte SAB de C.V.	32,300	208,882
Grupo Financiero Inbursa SAB de CV (a)	19,300	19,115
Hana Financial Group Inc.	3,473	142,016
Hang Seng Bank Ltd.	10,400	207,709
Hong Leong Financial Group Bhd	10,887	46,679
HSBC Holdings PLC	279,633	1,612,026
Hua Nan Financial Holdings Company Ltd.	111,000	73,502
ICICI Bank Ltd. (a)	68,094	577,970
Industrial & Commercial Bank of China Ltd. H Shares	773,505	454,191
Industrial & Commercial Bank of China Ltd., Class A	43,100	34,489
Industrial Bank Company Ltd. A Shares	15,000	47,710
Industrial Bank of Korea	3,320	30,955
ING Groep N.V.	53,438	705,966
Intesa Sanpaolo S.p.A.	226,202	624,896
Israel Discount Bank Ltd. A Shares (a)	18,294	87,133
	Number of Shares	Fair Value
Japan Post Bank Company Ltd.	5,300	$ 44,553
KB Financial Group Inc.	5,268	261,026
KBC Group N.V.	3,406	259,719
Komercni banka A/S (a)	329	11,579
Kotak Mahindra Bank Ltd. (a)	6,774	155,461
Krung Thai Bank PCL NVDR	46,577	15,550
Kuwait Finance House KSCP	61,711	155,455
Lloyds Banking Group PLC	970,472	625,954
Malayan Banking Bhd	86,233	168,457
Masraf Al Rayan QSC	48,847	59,821
MCB Bank Ltd.	33,659	34,135
Mediobanca Banca di Credito Finanziario S.p.A. (a)	8,321	97,199
Mega Financial Holding Company Ltd.	195,276	230,231
Metropolitan Bank & Trust Co.	10,500	10,475
Mitsubishi UFJ Financial Group Inc.	167,600	906,179
Mizrahi Tefahot Bank Ltd. (a)	2,177	67,077
Mizuho Financial Group Inc.	33,000	472,002
Moneta Money Bank A/S (a)(b)	24,837	94,343
National Australia Bank Ltd.	45,204	889,826
National Bank of Canada	4,600	344,619
National Bank of Kuwait SAKP	90,823	255,920
National Commercial Bank	29,263	449,432
Natwest Group PLC	66,059	185,435
Nedbank Group Ltd. (a)	4,393	52,570
Nordea Bank Abp	44,307	493,523
OTP Bank Nyrt (a)	2,310	124,512
Oversea-Chinese Banking Corporation Ltd.	46,630	414,543
Ping An Bank Company Ltd. A Shares	14,400	50,416
Postal Savings Bank of China Company Ltd. H Shares (b)	158,675	106,861
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	9,841	97,790
Public Bank Bhd	165,400	163,747
Qatar International Islamic Bank QSC	30,575	78,180
Qatar Islamic Bank SAQ	15,390	73,082
Qatar National Bank QPSC	53,589	264,192
Raiffeisen Bank International AG	1,930	43,716
RHB Bank Bhd	54,333	70,673
Riyad Bank	14,020	99,064
Royal Bank of Canada	19,512	1,978,932

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Santander Bank Polska S.A. (a)	343	$ 22,921
Sberbank of Russia PJSC ADR	35,913	596,335
Shanghai Pudong Development Bank Company Ltd., Class A	14,400	22,288
Shinhan Financial Group Company Ltd.	5,855	211,085
SinoPac Financial Holdings Company Ltd.	130,633	64,467
Skandinaviska Enskilda Banken AB, Class A	22,175	286,647
Societe Generale S.A.	11,065	326,213
Standard Bank Group Ltd.	17,283	154,459
Standard Chartered PLC	36,510	232,513
State Bank of India	21,817	123,042
Sumitomo Mitsui Financial Group Inc.	17,900	617,686
Sumitomo Mitsui Trust Holdings Inc.	4,600	146,219
Svenska Handelsbanken AB, Class A	19,819	223,771
Swedbank AB A Shares	12,308	229,173
Taishin Financial Holding Company Ltd	131,000	71,700
Taiwan Cooperative Financial Holding Company Ltd.	119,874	91,425
TCS Group Holding PLC	1,338	117,075
The Bank of East Asia Ltd.	24,000	44,564
The Bank of Nova Scotia	16,600	1,080,749
The Bank of NT Butterfield & Son Ltd.	2,500	88,625
The Commercial Bank PQSC	19,729	28,556
The Saudi British Bank (a)	9,155	76,894
The Shanghai Commercial & Savings Bank Ltd.	16,000	25,985
The Siam Commercial Bank PCL NVDR	7,600	23,239
The Toronto-Dominion Bank	24,900	1,746,800
Turkiye Garanti Bankasi A/S	20,019	19,126
Turkiye Is Bankasi AS C Shares	63,144	37,069
UniCredit S.p.A.	29,021	342,439
United Overseas Bank Ltd.	16,100	309,256
VTB Bank PJSC GDR GDR	21,532	28,638
Westpac Banking Corp.	50,311	974,869
Woori Financial Group Inc.	7,224	73,449
Yes Bank Ltd. (a)	119,031	21,699
		38,536,968
	Number of Shares	Fair Value
Diversified Capital Markets - 0.1%
Banco BTG Pactual S.A.	4,602	$ 111,944
China Everbright Ltd.	47,953	56,438
Credit Suisse Group AG	33,414	350,353
Deutsche Bank AG (a)	28,240	367,919
Macquarie Group Ltd.	4,704	552,437
Mirae Asset Daewoo Company Ltd.	2,076	17,384
Natixis S.A.	14,772	70,073
UBS Group AG	50,244	769,681
		2,296,229
Diversified Chemicals - 0.1%
Arkema S.A.	824	103,386
BASF SE	12,596	992,454
LANXESS AG	1,324	90,785
Mitsubishi Chemical Holdings Corp.	17,300	145,505
Mitsubishi Gas Chemical Companies Inc.	2,037	43,240
Nissan Chemical Corp.	1,600	78,421
Pidilite Industries Ltd. (a)	2,033	58,913
Sasol Ltd. (a)	7,253	110,740
Solvay S.A.	1,000	127,128
Sumitomo Chemical Company Ltd.	20,000	106,136
		1,856,708
Diversified Metals & Mining - 0.4%
African Rainbow Minerals Ltd.	2,484	44,422
Anglo American PLC	17,745	704,160
BHP Billiton Ltd.	40,433	1,474,346
BHP Group PLC	28,952	851,909
Boliden AB	3,697	142,223
China Molybdenum Company Ltd. H Shares	30,000	17,809
China Molybdenum Company Ltd. A Shares	22,300	17,810
China Northern Rare Earth Group High-Tech Company Ltd., Class A	3,700	11,854
Ganfeng Lithium Company Ltd. A Shares	1,500	28,113
Ganfeng Lithium Company Ltd. H Shares (b)	1,200	17,925
GEM Company Ltd. A Shares	7,800	11,288
Glencore PLC	136,819	584,887
Grupo Mexico SAB de C.V.	46,442	218,699
Ivanhoe Mines Ltd. A Shares (a)	9,800	70,831

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Korea Zinc Company Ltd.	210	$ 80,464
Merdeka Copper Gold Tbk PT (a)	105,900	21,472
MMC Norilsk Nickel PJSC ADR	9,064	308,811
MMG Ltd. (a)	28,000	12,331
Rio Tinto Ltd.	5,077	482,696
Rio Tinto PLC	15,400	1,265,610
Saudi Arabian Mining Co. (a)	4,796	80,820
Shenghe Resources Holding Company Ltd., Class A (a)	4,000	10,748
South32 Ltd.	64,588	142,074
Sumitomo Metal Mining Company Ltd.	3,300	128,593
Teck Resources Ltd., Class B (a)	6,400	147,557
Vedanta Ltd.	21,040	74,403
Zhejiang Huayou Cobalt Company Ltd., Class A	1,100	19,443
		6,971,298
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	79,027	82,186
Ayala Land Inc.	92,900	68,607
CapitaLand Ltd.	35,300	97,428
City Developments Ltd.	5,200	28,201
Daito Trust Construction Company Ltd.	900	98,522
Daiwa House Industry Company Ltd.	7,700	231,368
DLF Ltd.	7,407	28,012
ESR Cayman Ltd. (a)(b)	26,400	89,067
Hang Lung Properties Ltd.	32,000	77,715
Lendlease Corporation Ltd.	9,191	79,076
Mitsubishi Estate Company Ltd.	16,100	260,597
Mitsui Fudosan Company Ltd.	12,500	289,778
New World Development Company Ltd.	20,000	103,916
Nomura Real Estate Holdings Inc.	2,096	53,217
Shenzhen Investment Ltd.	174,181	53,606
Sumitomo Realty & Development Company Ltd.	4,200	150,230
Sun Hung Kai Properties Ltd.	18,000	268,174
Swire Pacific Ltd., Class A	6,500	44,068
The Wharf Holdings Ltd.	15,000	57,173
UOL Group Ltd.	8,500	46,161
		2,207,102
	Number of Shares	Fair Value
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp.	31	$ 91,472
Fibra Uno Administracion S.A. de C.V.	34,700	37,522
Gecina S.A.	615	94,229
Growthpoint Properties Ltd.	34,723	36,234
Land Securities Group PLC	9,427	87,957
Mirvac Group	52,971	116,123
Nomura Real Estate Master Fund Inc.	57	91,465
Stockland	32,097	112,291
The British Land Company PLC	14,037	95,968
The GPT Group	26,056	95,852
United Urban Investment Corp.	46	66,602
		925,715
Diversified Support Services - 0.0% *
Brambles Ltd.	19,903	170,938
Ever Sunshine Lifestyle Services Group Ltd.	6,000	14,896
Greentown Service Group Company Ltd.	20,000	31,059
Ritchie Bros Auctioneers Inc.	1,700	100,891
		317,784
Drug Retail - 0.0% *
Clicks Group Ltd.	5,439	93,587
Cosmos Pharmaceutical Corp.	300	44,058
Raia Drogasil S.A.	11,300	55,646
Tsuruha Holdings Inc.	600	69,790
Welcia Holdings Company Ltd.	1,744	57,039
		320,120
Education Services - 0.0% *
China East Education Holdings Ltd. (b)	5,000	7,855
China Education Group Holdings Ltd.	7,000	15,612
GSX Techedu Inc. ADR (a)	1,716	25,345
New Oriental Education & Technology Group Inc. ADR (a)	19,200	157,248
TAL Education Group ADR (a)	5,100	128,673
		334,733

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Electric Utilities - 0.3%
Adani Transmission Ltd. (a)	3,440	$ 49,031
AusNet Services	35,213	46,263
Centrais Eletricas Brasileiras S.A.	3,200	27,531
Chubu Electric Power Company Inc.	8,600	105,224
CK Infrastructure Holdings Ltd.	8,500	50,677
CLP Holdings Ltd.	22,500	222,513
CPFL Energia S.A.	3,100	16,625
EDP - Energias de Portugal S.A.	37,685	199,767
Electricite de France S.A.	6,206	84,784
Elia Group S.A.	400	42,218
Emera Inc.	3,400	154,418
Endesa S.A.	4,266	103,508
Enel Americas S.A.	244,754	36,237
Enel Chile S.A.	262,988	15,260
Enel S.p.A.	111,554	1,036,111
Energisa S.A.	1,300	12,073
Equatorial Energia S.A.	9,000	44,481
Fortis Inc.	6,371	282,304
Fortum Oyj	6,014	165,890
HK Electric Investments & HK Electric Investments Ltd.	48,369	49,018
Hydro One Ltd. (b)	4,398	106,407
Iberdrola S.A.	79,215	965,715
Inter Rao UES PJSC (a)	467,243	30,061
Interconexion Electrica S.A. ESP	10,873	64,498
Korea Electric Power Corp.	2,918	64,390
Manila Electric Co.	15,200	86,314
Mercury NZ Ltd.	8,826	41,135
Origin Energy Ltd.	27,648	93,613
Orsted A/S (b)	2,582	362,354
PGE Polska Grupa Energetyczna S.A. (a)	9,640	23,828
Power Assets Holdings Ltd.	18,500	113,513
Power Grid Corporation of India Ltd.	23,449	73,316
Red Electrica Corporacion S.A.	5,821	108,068
Saudi Electricity Co.	7,797	50,187
SSE PLC	14,208	294,513
Tenaga Nasional Bhd	18,300	43,155
Terna Rete Elettrica Nazionale S.p.A.	19,003	141,614
The Kansai Electric Power Company Inc.	9,400	89,731
	Number of Shares	Fair Value
Tohoku Electric Power Company Inc.	5,500	$ 43,112
Tokyo Electric Power Company Holdings Inc. (a)	24,900	74,034
Verbund AG	1,073	98,807
		5,712,298
Electrical Components & Equipment - 0.2%
ABB Ltd.	23,772	807,273
Ballard Power Systems Inc. (a)	3,100	56,277
Contemporary Amperex Technology Company Ltd., Class A	1,800	148,996
Eve Energy Company Ltd. A Shares	1,500	24,129
Fuji Electric Company Ltd.	2,000	93,522
Gotion High-tech Company Ltd. A Shares (a)	1,800	12,136
Havells India Ltd.	2,186	28,827
Legrand S.A.	3,652	386,577
Nidec Corp.	6,100	707,609
nVent Electric plc	2,300	71,852
Prysmian S.p.A.	3,429	122,929
Schneider Electric SE	7,390	1,162,782
Sungrow Power Supply Company Ltd. A Shares	1,900	33,837
Suzhou Maxwell Technologies Company Ltd., Class A	200	14,075
WEG S.A.	25,246	169,502
Zhejiang Chint Electrics Company Ltd., Class A	1,800	9,300
Zhuzhou CRRC Times Electric Company Ltd. H Shares (a)	6,500	38,418
		3,888,041
Electronic Components - 0.2%
AU Optronics Corp.	103,000	83,731
Beijing Yuanliu Hongyuan Electronic Technology Company Ltd., Class A	500	9,900
BOE Technology Group Company Ltd., Class A	24,500	23,663
Delta Electronics Inc.	23,000	250,121
Delta Electronics Thailand PCL	3,900	70,334
Hamamatsu Photonics KK	1,900	114,695
Hirose Electric Company Ltd.	474	69,398
Ibiden Company Ltd.	1,600	86,350
Innolux Corp.	98,000	72,983
Kingboard Holdings Ltd.	9,000	49,949

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Kingboard Laminates Holdings Ltd.	20,049	$ 44,973
Kyocera Corp.	4,400	272,270
Largan Precision Company Ltd.	1,000	111,261
Lens Technology Company Ltd. A Shares	7,860	35,779
LG Display Company Ltd. (a)	2,483	54,019
LG Innotek Company Ltd.	139	27,525
Lingyi iTech Guangdong Co., Class A	8,000	11,379
Luxshare Precision Industry Company Ltd., Class A	4,900	34,887
Maxscend Microelectronics Company Ltd., Class A	180	14,975
Murata Manufacturing Company Ltd.	7,900	603,728
Nan Ya Printed Circuit Board Corp.	3,000	41,938
Omron Corp.	2,497	198,203
Samsung Electro-Mechanics Company Ltd.	747	117,408
Samsung SDI Company Ltd.	734	454,941
Sunny Optical Technology Group Company Ltd.	8,700	274,919
TDK Corp.	1,800	218,777
Unimicron Technology Corp.	14,000	64,818
Walsin Technology Corp.	3,000	24,495
Yageo Corp.	4,000	79,677
Zhen Ding Technology Holding Ltd.	15,665	59,034
		3,576,130
Electronic Equipment & Instruments - 0.1%
Azbil Corp.	1,900	78,831
Halma PLC	5,149	191,484
Hexagon AB, B Shares	26,907	398,942
Keyence Corp.	2,700	1,363,988
Shimadzu Corp.	3,200	123,831
Yokogawa Electric Corp.	3,000	44,869
Zhejiang Dahua Technology Company Ltd., Class A	2,800	9,144
		2,211,089
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings Inc.	7,500	56,111
Fabrinet (a)	1,931	185,125
Foxconn Technology Company Ltd.	5,000	11,790
GoerTek Inc. A Shares	6,348	41,993
	Number of Shares	Fair Value
Hon Hai Precision Industry Company Ltd.	166,000	$ 667,277
Venture Corporation Ltd.	3,600	51,448
Wingtech Technology Company Ltd. A Shares	2,000	29,996
Wuxi Lead Intelligent Equipment Company Ltd., Class A	1,440	13,404
		1,057,144
Environmental & Facilities Services - 0.0% *
A-Living Smart City Services Company Ltd. H Shares (b)	10,055	50,043
China Everbright International Ltd.	19,000	10,765
Country Garden Services Holdings Company Ltd.	20,715	223,799
GFL Environmental Inc.	2,100	67,191
Rentokil Initial PLC	25,100	171,638
		523,436
Fertilizers & Agricultural Chemicals - 0.1%
ICL Group Ltd	10,999	74,632
Nutrien Ltd.	7,800	473,115
PhosAgro PJSC	1,810	36,634
PI Industries Ltd.	783	30,659
SABIC Agri-Nutrients Co.	5,130	163,322
Shandong Hualu Hengsheng Chemical Company Ltd., Class A	2,470	11,832
UPL Ltd.	6,134	65,429
Yara International ASA	2,349	123,712
		979,335
Financial Exchanges & Data - 0.2%
ASX Ltd.	2,616	152,619
B3 S.A. - Brasil Bolsa Balcao	82,500	276,543
Deutsche Boerse AG	2,596	453,170
East Money Information Company Ltd., Class A	7,920	40,195
Hithink RoyalFlush Information Network Company Ltd., Class A	500	8,728
Hong Kong Exchanges & Clearing Ltd.	16,500	983,305
Japan Exchange Group Inc.	6,900	153,554
London Stock Exchange Group PLC	4,439	488,741
Moscow Exchange Micex Pj (a)	17,461	40,750
Singapore Exchange Ltd.	12,636	105,096

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
TMX Group Ltd.	900	$ 95,168
		2,797,869
Food Distributors - 0.0% *
Bid Corporation Ltd. (a)	3,967	86,017
The SPAR Group Ltd.	5,276	66,839
		152,856
Food Retail - 0.2%
Alimentation Couche-Tard Inc., Class B	11,500	423,019
Avenue Supermarts Ltd. (a)(b)	1,871	84,176
BIM Birlesik Magazalar A/S	8,123	58,112
CP ALL PCL NVDR	77,900	145,835
Dino Polska S.A. (a)(b)	949	69,773
Empire Company Ltd.	2,700	85,254
Endeavour Group Ltd. (a)	17,319	81,784
Etablissements Franz Colruyt N.V.	706	39,484
George Weston Ltd.	1,069	101,997
ICA Gruppen AB	1,572	73,213
J Sainsbury PLC	22,225	83,450
Jeronimo Martins SGPS S.A.	3,932	71,716
Kesko Oyj B Shares	3,681	135,979
Kobe Bussan Company Ltd.	2,200	69,376
Koninklijke Ahold Delhaize N.V.	14,288	424,790
Lawson Inc.	900	41,679
Loblaw Companies Ltd.	2,319	142,870
Magnit PJSC GDR	1,919	27,835
Metro Inc.	3,376	162,025
President Chain Store Corp.	4,000	37,757
Seven & I Holdings Company Ltd.	10,300	491,568
Shoprite Holdings Ltd.	5,423	59,035
Tesco plc	105,472	324,848
Wm Morrison Supermarkets PLC	37,961	129,373
Woolworths Group Ltd.	17,319	495,775
X5 Retail Group N.V.	779	27,312
		3,888,035
Footwear - 0.0% *
ANTA Sports Products Ltd.	16,276	383,120
Feng TAY Enterprise Company Ltd.	3,000	26,326
Pou Chen Corp.	11,000	15,515
Puma SE	1,428	170,278
		595,239
	Number of Shares	Fair Value
Forest Products - 0.0% *
Svenska Cellulosa AB SCA B Shares	8,168	$ 133,950
West Fraser Timber Company Ltd.	1,100	79,051
		213,001
Gas Utilities - 0.1%
Adani Gas Ltd.	3,305	45,346
AltaGas Ltd.	4,400	92,456
APA Group	15,852	105,918
Beijing Enterprises Holdings Ltd.	6,500	23,059
Brookfield Infrastructure Corp., Class A	1,600	120,640
China Gas Holdings Ltd.	30,200	92,165
China Resources Gas Group Ltd.	12,000	72,008
Enagas S.A.	3,913	90,419
ENN Energy Holdings Ltd.	9,300	176,998
GAIL India Ltd.	17,668	35,571
Hong Kong & China Gas Company Ltd.	152,650	237,058
Indraprastha Gas Ltd.	3,071	23,044
Kunlun Energy Company Ltd.	44,000	40,567
Naturgy Energy Group S.A.	3,898	100,219
Osaka Gas Company Ltd.	5,000	93,207
Petronas Gas Bhd	20,549	76,721
Snam S.p.A.	27,281	157,719
Toho Gas Company Ltd.	1,100	53,915
Tokyo Gas Company Ltd.	5,000	94,468
		1,731,498
General Merchandise Stores - 0.1%
Canadian Tire Corporation Ltd., Class A	800	126,729
Dollarama Inc.	4,000	183,283
Don Quijote Holdings Company Ltd.	5,500	114,271
Magazine Luiza S.A.	36,700	154,689
Ryohin Keikaku Company Ltd.	4,100	86,071
Wesfarmers Ltd.	15,527	688,923
		1,353,966
Gold - 0.2%
Agnico Eagle Mines Ltd.	3,320	200,975
Aneka Tambang Tbk	160,400	25,443
AngloGold Ashanti Ltd.	5,125	95,291
B2Gold Corp.	16,500	69,289
Barrick Gold Corp.	24,300	503,151

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Cia de Minas Buenaventura S.A. ADR (a)	2,500	$ 22,625
Evolution Mining Ltd.	22,812	77,067
Franco-Nevada Corp.	2,600	377,707
Gold Fields Ltd.	10,926	98,251
Harmony Gold Mining Company Ltd.	6,485	23,962
Kinross Gold Corp.	17,000	107,906
Kirkland Lake Gold Ltd.	3,600	138,877
Newcrest Mining Ltd.	11,103	210,723
Northern Star Resources Ltd.	14,883	109,276
Novagold Resources Inc. (a)	12,100	96,921
Polymetal International PLC	3,877	83,257
Polyus PJSC	1,075	104,006
Shandong Gold Mining Company Ltd., Class A	3,000	8,925
Shandong Gold Mining Company Ltd. H Shares (b)	5,250	9,289
Wheaton Precious Metals Corp.	6,121	270,089
Yamana Gold Inc.	14,900	62,810
Zhaojin Mining Industry Company Ltd. H Shares	10,500	9,978
Zijin Mining Group Company Ltd. H Shares	97,119	130,562
Zijin Mining Group Company Ltd. A Shares	15,700	23,547
		2,859,927
Healthcare Distributors - 0.0% *
Amplifon S.p.A.	1,955	96,540
Celltrion Healthcare Company Ltd. (a)	972	99,863
Huadong Medicine Company Ltd. A Shares	1,700	12,106
Medipal Holdings Corp.	2,405	45,981
Shanghai Pharmaceuticals Holding Company Ltd., Class A	4,200	13,736
Sinopharm Group Company Ltd. H Shares	13,200	39,264
		307,490
Healthcare Equipment - 0.4%
Ambu A/S, Class B	2,633	101,238
BioMerieux	647	75,193
Carl Zeiss Meditec AG	539	104,158
Cochlear Ltd.	889	167,969
DiaSorin S.p.A.	392	74,147
Fisher & Paykel Healthcare Corporation Ltd.	7,798	169,568
	Number of Shares	Fair Value
GN Store Nord AS	1,728	$ 150,959
Jafron Biomedical Company Ltd. A Shares	600	8,020
Koninklijke Philips N.V.	12,795	634,105
Lepu Medical Technology Beijing Company Ltd., Class A	2,300	11,434
LivaNova PLC (a)	2,500	210,275
Medtronic PLC	18,900	2,346,057
Microport Scientific Corp.	9,000	80,719
Novocure Ltd. (a)	1,500	332,730
Olympus Corp.	15,900	316,310
Shenzhen Mindray Bio-Medical Electronics Company Ltd., Class A	800	59,441
Siemens Healthineers AG (b)	3,649	223,638
Smith & Nephew PLC	11,935	257,619
Sonova Holding AG	750	282,361
Straumann Holding AG	140	223,400
Sysmex Corp.	2,300	273,538
Terumo Corp.	8,800	356,948
Venus MedTech Hangzhou Inc. H Shares (a)(b)	2,500	20,844
William Demant Holding A/S (a)	1,700	95,701
		6,576,372
Healthcare Facilities - 0.0% *
Aier Eye Hospital Group Company Ltd., Class A	4,149	45,582
Apollo Hospitals Enterprise Ltd.	1,035	50,404
Bangkok Dusit Medical Services PCL NVDR	107,500	77,145
Bumrungrad Hospital PCL NVDR	4,600	18,443
Dr Sulaiman Al Habib Medical Services Group Co.	317	13,811
IHH Healthcare Bhd	13,300	17,524
Orpea S.A. (a)	690	87,760
Ramsay Health Care Ltd.	2,462	116,353
Rede D'Or Sao Luiz SA (b)	1,100	15,133
Ryman Healthcare Ltd.	6,926	63,543
		505,698
Healthcare Services - 0.0% *
Fresenius Medical Care AG & Company KGaA	2,787	231,490
Fresenius SE & Company KGaA	5,701	297,442

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Guangzhou Kingmed Diagnostics Group Company Ltd., Class A	500	$ 12,365
Jinxin Fertility Group Ltd. (b)	16,000	40,382
Meinian Onehealth Healthcare Holdings Company Ltd., Class A (a)	4,500	6,345
Sonic Healthcare Ltd.	6,144	177,124
Topchoice Medical Corp., Class A (a)	300	19,084
		784,232
Healthcare Supplies - 0.1%
Alcon Inc.	6,833	478,868
Asahi Intecc Company Ltd.	3,400	81,362
Autobio Diagnostics Company Ltd. A Shares	1,731	20,300
Coloplast A/S, Class B	1,617	265,351
Hartalega Holdings Bhd	19,500	34,524
Hoya Corp.	5,100	676,845
Intco Medical Technology Company Ltd., Class A	400	7,727
Kossan Rubber Industries	23,700	18,382
Ovctek China Inc., Class A	600	9,616
Quotient Ltd. (a)	4,900	17,836
Shandong Weigao Group Medical Polymer Company Ltd. H Shares	28,000	65,332
Sri Trang Gloves Thailand PCL	8,400	10,942
Supermax Corporation Bhd	22,199	17,646
Top Glove Corporation Bhd	68,600	68,906
		1,773,637
Healthcare Technology - 0.0% *
Alibaba Health Information Technology Ltd. (a)	50,000	110,870
M3 Inc.	6,000	438,580
Ping An Healthcare & Technology Company Ltd. (a)(b)	6,300	78,447
Winning Health Technology Group Company Ltd., Class A	4,200	10,577
		638,474
Heavy Electrical Equipment - 0.1%
Doosan Heavy Industries & Construction Company Ltd. (a)	3,401	72,028
Mitsubishi Electric Corp.	24,900	361,756
	Number of Shares	Fair Value
NARI Technology Company Ltd. A Shares	4,080	$ 14,676
Siemens Energy AG (a)	5,408	163,027
Siemens Gamesa Renewable Energy S.A. (a)	3,191	106,563
Vestas Wind Systems A/S	13,811	539,176
Xinjiang Goldwind Science & Technology Company Ltd. H Shares	5,200	8,129
Xinjiang Goldwind Science & Technology Company Ltd., Class A	7,300	13,739
		1,279,094
Highways & Railtracks - 0.0% *
Atlantia S.p.A. (a)	6,674	120,857
Bangkok Expressway & Metro PCL	87,300	22,200
CCR S.A.	15,600	41,815
Getlink	5,883	91,743
Jiangsu Expressway Company Ltd. H Shares	8,000	9,055
Promotora y Operadora de Infraestructura SAB de C.V.	2,755	22,066
Shenzhen International Holdings Ltd.	15,725	21,747
Taiwan High Speed Rail Corp.	13,000	13,951
Transurban Group	37,406	399,615
Zhejiang Expressway Company Ltd. H Shares	12,000	10,677
		753,726
Home Building - 0.1%
Barratt Developments PLC	13,757	132,120
Berkeley Group Holdings PLC	1,648	104,611
Iida Group Holdings Company Ltd.	2,238	57,669
Persimmon PLC	4,329	176,897
Sekisui Chemical Company Ltd.	5,100	87,259
Sekisui House Ltd.	8,358	171,581
Taylor Wimpey PLC	49,040	107,683
		837,820
Home Furnishing Retail - 0.0% *
Nitori Holdings Company Ltd.	1,100	194,846
Home Furnishings - 0.0% *
Nien Made Enterprise Company Ltd.	1,000	14,841

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	78,900	$ 35,449
Kingfisher PLC	28,476	143,388
Via Varejo S/A (a)	16,500	51,922
		230,759
Hotels, Resorts & Cruise Lines - 0.0% *
Accor S.A. (a)	2,272	84,846
Asset World Corp. PCL (a)	101,200	13,704
Huazhu Group Ltd. ADR (a)	2,000	105,620
InterContinental Hotels Group PLC (a)	2,474	164,392
Minor International PCL NVDR (a)	41,600	38,939
Shanghai Jinjiang International Hotels Company Ltd., Class A	3,100	27,325
Whitbread PLC (a)	2,717	117,181
		552,007
Household Appliances - 0.0% *
Coway Company Ltd.	412	28,792
Ecovacs Robotics Company Ltd. A Shares	400	14,121
Electrolux AB	3,010	83,520
Haier Smart Home Company Ltd. A Shares	6,300	25,265
Haier Smart Home Company Ltd. H Shares (a)	23,000	80,261
Hang Zhou Great Star Industrial Company Ltd., Class A (a)	1,800	9,495
Husqvarna AB B Shares	6,581	87,494
Midea Group Company Ltd. A Shares	2,600	28,721
Rinnai Corp.	462	43,998
SEB S.A.	451	81,510
		483,177
Household Products - 0.1%
Essity AB, Class B	8,292	275,167
Henkel AG & Company KGaA	1,402	129,103
Hindustan Unilever Ltd.	12,079	401,599
Kimberly-Clark de Mexico SAB de C.V., Class A	11,600	20,607
Lion Corp.	3,500	59,348
Pigeon Corp.	1,500	42,301
Reckitt Benckiser Group PLC	9,771	863,477
Unicharm Corp.	5,500	221,506
	Number of Shares	Fair Value
Unilever Indonesia Tbk PT	101,800	$ 34,752
Vinda International Holdings Ltd.	3,000	9,233
		2,057,093
Human Resource & Employment Services - 0.1%
51job Inc. ADR (a)	200	15,554
Adecco Group AG	2,092	142,266
Persol Holdings Company Ltd.	2,300	45,486
Randstad N.V.	1,610	123,150
Recruit Holdings Company Ltd.	18,600	916,677
		1,243,133
Hypermarkets & Super Centers - 0.1%
Abdullah Al Othaim Markets Co.	1,691	55,910
Aeon Company Ltd.	8,875	238,687
Atacadao S.A.	2,600	10,881
Berli Jucker PCL	9,100	9,867
Carrefour S.A.	8,306	163,364
Cencosud S.A.	36,624	73,493
Coles Group Ltd.	18,139	232,729
E-MART Inc.	467	66,350
Sun Art Retail Group Ltd.	14,000	10,420
Wal-Mart de Mexico SAB de C.V.	84,686	276,764
		1,138,465
Independent Power Producers & Energy Traders - 0.0% *
B Grimm Power PCL	8,800	11,532
CGN Power Company Ltd. H Shares (b)	76,000	16,930
China National Nuclear Power Company Ltd., Class A	11,500	9,006
China Resources Power Holdings Company Ltd.	14,000	19,109
Colbun S.A.	373,590	52,649
Electricity Generating PCL NVDR	2,800	15,289
Global Power Synergy PCL	8,700	19,816
Gulf Energy Development PCL	36,200	38,685
Huaneng Power International Inc., Class A	17,600	11,496
NTPC Ltd.	52,148	81,663
Ratch Group PCL NVDR	6,100	8,707
Shenzhen Energy Group Company Ltd., Class A	5,900	8,374

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Uniper SE	1,491	$ 54,920
		348,176
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures Inc.	20,800	17,960
Ayala Corp.	3,270	53,590
CITIC Ltd.	78,000	84,068
CJ Corp.	187	17,768
CK Hutchison Holdings Ltd.	37,000	288,249
DCC PLC	1,324	108,243
Far Eastern New Century Corp.	10,000	11,485
Fosun International Ltd.	34,000	48,948
Grupo Carso SAB de C.V. (a)	4,700	14,704
GT Capital Holdings Inc.	1,070	13,305
Hitachi Ltd.	13,300	762,242
Industries Qatar QSC	23,202	84,435
Investment AB Latour, Class B	2,312	75,912
Jardine Matheson Holdings Ltd.	2,900	185,368
JG Summit Holdings Inc.	36,620	46,624
Keppel Corporation Ltd.	22,900	93,188
KOC Holding A/S	3,897	8,222
LG Corp.	1,051	95,660
Melrose Industries PLC	65,672	140,711
Samsung C&T Corp.	1,014	122,906
Siemens AG	10,502	1,664,147
Siemens Ltd.	466	12,671
Sime Darby Bhd	82,558	43,352
SK Holdings Company Ltd.	562	140,980
SM Investments Corp.	2,720	55,693
Smiths Group PLC	5,330	117,074
The Bidvest Group Ltd.	3,009	40,136
Toshiba Corp.	5,600	242,436
		4,590,077
Industrial Gases - 0.1%
Air Liquide S.A.	6,497	1,137,690
Taiyo Nippon Sanso Corp.	2,800	57,443
		1,195,133
Industrial Machinery - 0.3%
Airtac International Group	2,260	87,196
Alfa Laval AB	4,253	150,334
Atlas Copco AB, Class B	5,314	279,614
Atlas Copco AB A Shares, Class A	9,189	563,021
Daifuku Company Ltd.	1,400	127,273
FANUC Corp.	2,600	627,687
	Number of Shares	Fair Value
GEA Group AG	2,047	$ 82,925
Haitian International Holdings Ltd.	14,655	49,159
Harmonic Drive Systems Inc.	800	44,112
Hiwin Technologies Corp.	3,000	42,530
Hoshizaki Corp.	900	76,547
Hyundai Heavy Industries Holdings Company Ltd.	420	26,405
Jiangsu Hengli Hydraulic Company Ltd., Class A	900	11,969
Kone Oyj B Shares	4,640	378,577
Kurita Water Industries Ltd.	1,507	72,370
Luxfer Holdings PLC	1,700	37,825
Makita Corp.	3,000	141,364
MINEBEA MITSUMI Inc.	4,900	129,751
MISUMI Group Inc.	3,800	128,732
Mitsubishi Heavy Industries Ltd.	4,300	126,648
Miura Company Ltd.	1,400	60,735
Nabtesco Corp.	1,800	68,114
NGK Insulators Ltd.	4,000	67,177
NSK Ltd.	6,500	54,991
Pentair PLC	2,100	141,729
Rational AG	80	72,482
Sandvik AB	15,425	394,276
Schindler Holding AG	867	261,135
Shenzhen Inovance Technology Company Ltd., Class A	1,950	22,413
SKF AB, Class B	5,150	131,217
SMC Corp.	800	473,196
Spirax-Sarco Engineering PLC	999	187,896
Techtronic Industries Company Ltd.	18,500	323,030
THK Company Ltd.	1,600	47,788
Wartsila Oyj Abp	6,326	93,888
Wuxi Shangji Automation Company Ltd., Class A	500	13,849
Yaskawa Electric Corp.	3,200	156,555
Zhejiang Sanhua Intelligent Controls Company Ltd. A Shares	11,005	40,846
		5,795,356
Industrial REITs - 0.1%
Ascendas Real Estate Investment Trust	43,000	94,368
GLP J-Reit	55	94,946
Goodman Group	22,693	360,669
Mapletree Logistics Trust	44,904	68,482

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Nippon Prologis REIT Inc.	28	$ 89,179
Segro PLC	16,207	245,049
		952,693
Insurance Brokers - 0.0% *
Willis Towers Watson PLC	1,800	414,036
Integrated Oil & Gas - 0.5%
BP PLC	279,169	1,214,823
Cenovus Energy Inc.	17,700	169,524
China Petroleum & Chemical Corp. H Shares	296,000	149,794
China Petroleum & Chemical Corp., Class A	18,400	12,417
Ecopetrol S.A.	54,990	40,086
Eni S.p.A.	34,493	420,097
Equinor ASA	13,323	282,060
Galp Energia SGPS S.A.	7,895	85,687
Gazprom PJSC ADR	78,773	600,408
Imperial Oil Ltd.	3,500	106,784
LUKOIL PJSC ADR	5,966	551,857
MOL Hungarian Oil & Gas PLC (a)	3,276	26,097
Oil & Natural Gas Corporation Ltd.	30,738	48,673
OMV AG	1,983	112,808
PetroChina Company Ltd. H Shares	266,000	129,475
Petroleo Brasileiro S.A.	46,600	281,299
Polskie Gornictwo Naftowe i Gazownictwo S.A.	47,450	83,159
PTT PCL NVDR	142,800	174,880
Repsol S.A.	20,287	253,912
Rosneft Oil Company PJSC GDR	11,888	92,013
Royal Dutch Shell PLC A Shares	56,254	1,124,339
Royal Dutch Shell PLC, Class B	50,816	982,095
Saudi Arabian Oil Co. (b)	29,340	274,593
Suncor Energy Inc.	20,900	501,107
Surgutneftegas PJSC ADR	24,728	122,700
TOTAL SE	34,295	1,551,782
YPF S.A. ADR (a)	2,600	12,168
		9,404,637
Integrated Telecommunication Services - 0.3%
BCE Inc.	1,147	56,623
BT Group PLC (a)	121,695	326,144
Cellnex Telecom S.A. (b)	6,962	443,525
	Number of Shares	Fair Value
China Tower Corp Ltd. H Shares (b)	510,000	$ 70,269
Chunghwa Telecom Company Ltd.	55,071	225,324
Deutsche Telekom AG	45,701	965,354
Elisa Oyj	1,911	114,038
Emirates Telecommunications Group Co. PJSC	17,313	103,695
Hellenic Telecommunications Organization S.A.	2,744	46,046
HKT Trust & HKT Ltd.	58,815	80,128
Indus Towers Ltd.	7,535	24,193
Infrastrutture Wireless Italiane S.p.A. (b)	4,386	49,475
Koninklijke KPN N.V.	45,425	141,892
LG Uplus Corp.	2,853	38,888
Nippon Telegraph & Telephone Corp.	17,609	459,224
Ooredoo QPSC	7,473	14,973
Orange S.A.	27,223	310,408
Proximus SADP	1,964	37,941
Sarana Menara Nusantara Tbk PT	232,400	19,874
Saudi Telecom Co.	6,728	236,083
Singapore Telecommunications Ltd.	112,000	190,805
Spark New Zealand Ltd.	29,466	98,829
Swisscom AG	351	200,571
Telecom Italia S.p.A.	240,703	122,167
Telefonica Brasil S.A.	10,287	86,103
Telefonica Deutschland Holding AG	19,011	50,163
Telefonica S.A.	71,245	332,971
Telenor ASA	9,467	159,632
Telesites SAB de C.V. (a)	10,400	9,632
Telia Company AB	35,943	159,622
Telkom Indonesia Persero Tbk PT	609,100	132,322
Telstra Corporation Ltd.	56,272	158,846
TELUS Corp.	5,767	129,470
Tower Bersama Infrastructure Tbk PT	70,700	15,652
True Corporation PCL NVDR	95,700	9,495
United Internet AG	1,662	67,959
		5,688,336
Interactive Home Entertainment - 0.2%
Beijing Kunlun Tech Company Ltd. A Shares	2,800	7,099
Bilibili Inc. ADR (a)	2,100	255,864

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Capcom Company Ltd.	2,800	$ 81,989
CD Projekt S.A.	858	41,699
DouYu International Holdings Ltd. ADR (a)	1,100	7,524
Embracer Group AB (a)	3,435	92,983
HUYA Inc. ADR (a)	1,000	17,650
Koei Tecmo Holdings Company Ltd.	890	43,462
Konami Holdings Corp.	1,200	72,115
NCSoft Corp.	201	146,357
NetEase Inc. ADR	5,494	633,183
Netmarble Corp. (b)	240	28,557
Nexon Company Ltd.	6,600	147,235
Nintendo Company Ltd.	1,500	873,322
Pearl Abyss Corp. (a)	300	20,166
Perfect World Company Ltd. A Shares	3,300	12,212
Playtika Holding Corp. (a)	1,200	28,608
Sea Ltd. ADR (a)	200	54,920
Square Enix Holdings Company Ltd.	1,400	69,502
UbiSoft Entertainment S.A. (a)	1,236	86,539
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Ltd. A Shares	3,000	11,153
Zhejiang Century Huatong Group Company Ltd., Class A (a)	8,600	8,546
		2,740,685
Interactive Media & Services - 0.5%
Adevinta ASA (a)	4,465	85,614
Auto Trader Group PLC (a)(b)	12,952	113,331
Autohome Inc. ADR	700	44,772
Baidu Inc. ADR (a)	3,600	734,040
Info Edge India Ltd.	879	58,132
JOYY Inc. ADR	700	46,179
Kakaku.com Inc.	2,100	63,479
Kakao Corp.	3,681	532,791
Kuaishou Technology (a)(b)	3,100	77,761
Mail.Ru Group Ltd. (a)	539	12,214
Momo Inc. ADR	1,800	27,558
NAVER Corp.	1,659	615,044
REA Group Ltd.	706	89,591
Scout24 AG (b)	1,198	101,041
Seek Ltd.	4,498	111,910
Tencent Holdings Ltd.	73,875	5,555,477
Weibo Corp. ADR (a)	700	36,834
Yandex N.V. A Shares (a)	3,397	240,693
	Number of Shares	Fair Value
Yandex NV, Class A (a)	421	$ 29,786
Z Holdings Corp.	35,896	180,078
		8,756,325
Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd. (a)	196,000	5,552,515
Allegro.eu S.A. (a)(b)	4,425	76,272
B2W Cia Digital (a)	2,900	38,294
Baozun Inc. ADR (a)	700	24,808
CJ ENM Company Ltd.	97	15,737
Dada Nexus Ltd. ADR (a)	900	26,109
Delivery Hero SE (a)(b)	2,139	282,582
HelloFresh SE (a)	2,244	218,162
HengTen Networks Group Ltd. (a)	40,000	31,986
JD Health International Inc. (a)(b)	3,600	51,595
JD.com Inc. ADR (a)	11,414	910,951
Just Eat Takeaway.com N.V. (a)(b)	2,466	227,725
Meituan, Class B (a)(b)	46,300	1,910,225
Mercari Inc. (a)	1,700	90,369
Naspers Ltd., Class N	5,808	1,219,539
Ocado Group PLC (a)	6,592	182,404
OZON HOLDINGS PLC ADR (a)	500	29,310
Pinduoduo Inc. ADR (a)	5,657	718,552
Prosus N.V.	6,676	652,921
Rakuten Inc.	11,700	132,190
Start Today Company Ltd.	2,000	68,024
Tongcheng-Elong Holdings Ltd. (a)	9,200	23,030
Trip.com Group Ltd. ADR (a)	6,000	212,760
Vipshop Holdings Ltd. ADR (a)	5,934	119,155
Zalando SE (a)(b)	2,259	273,119
		13,088,334
Internet Services & Infrastructure - 0.2%
21Vianet Group Inc. ADR (a)	1,000	22,950
Chindata Group Holdings Ltd. ADR (a)	1,100	16,599
GDS Holdings Ltd. ADR (a)	1,100	86,339
Kingsoft Cloud Holdings Ltd. ADR (a)	700	23,751
Shopify Inc., Class A (a)	1,543	2,258,950
Tucows Inc., Class A (a)	400	32,128
Wix.com Ltd. (a)	1,500	435,420
		2,876,137

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Company Ltd. H Shares	17,000	$ 10,135
China Galaxy Securities Company Ltd., Class A	9,200	15,350
China International Capital Corp. Ltd. A Shares (a)	1,200	11,423
China International Capital Corporation Ltd. H Shares (b)	12,800	34,448
China Merchants Securities Company Ltd., Class A	5,100	15,014
CITIC Securities Company Ltd. H Shares	29,000	72,744
CITIC Securities Company Ltd., Class A	12,100	46,708
CSC Financial Company Ltd. A Shares	7,200	35,026
Daiwa Securities Group Inc.	19,400	106,640
Everbright Securities Company Ltd., Class A	3,600	9,968
Founder Securities Company Ltd. A Shares (a)	7,100	10,286
Futu Holdings Ltd. ADR (a)	700	125,363
GF Securities Company Ltd. H Shares	14,200	18,395
Haitong Securities Company Ltd. H Shares	36,400	31,873
Haitong Securities Company Ltd. A Shares	11,500	20,469
Huatai Securities Company Ltd H Shares (b)	19,400	28,479
Huatai Securities Company Ltd. A Shares	10,700	26,167
Industrial Securities Company Ltd., Class A	7,500	11,214
Korea Investment Holdings Company Ltd.	423	38,688
Meritz Securities Company Ltd.	13,335	56,068
Nomura Holdings Inc.	41,800	213,839
Samsung Securities Company Ltd.	803	32,052
SBI Holdings Inc.	3,800	89,976
Sinolink Securities Company Ltd. A Shares	14,300	28,087
Up Fintech Holding Ltd. ADR (a)	1,400	40,572
Zheshang Securities Company Ltd. A Shares (a)	4,800	9,718
		1,138,702
	Number of Shares	Fair Value
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	9,006	$ 2,654,879
Atos SE	1,320	80,304
Bechtle AG	427	79,324
Capgemini SE	2,190	420,734
CGI Inc. (a)	3,100	281,361
Fujitsu Ltd.	2,700	505,992
Globant S.A. (a)	1,100	241,098
HCL Technologies Ltd.	13,937	184,408
Infosys Ltd.	46,384	986,463
Itochu Techno-Solutions Corp.	1,732	53,681
Larsen & Toubro Infotech Ltd. (b)	1,051	57,567
NEC Corp.	3,340	172,131
Nomura Research Institute Ltd.	4,760	157,609
NTT Data Corp.	8,500	132,719
Obic Company Ltd.	900	167,934
Otsuka Corp.	1,500	78,791
Samsung SDS Company Ltd.	376	61,768
SCSK Corp.	800	47,716
Tata Consultancy Services Ltd.	12,511	563,146
Tech Mahindra Ltd.	8,383	123,546
TIS Inc.	3,500	89,463
Wipro Ltd.	15,245	111,912
		7,252,546
Leisure Facilities - 0.0% *
Oriental Land Company Ltd.	2,700	385,089
Shenzhen Overseas Chinese Town Company Ltd., Class A	7,300	8,406
Songcheng Performance Development Company Ltd. A Shares	9,387	24,409
		417,904
Leisure Products - 0.0% *
Bandai Namco Holdings Inc.	2,700	187,509
Giant Manufacturing Company Ltd.	3,000	34,293
HLB Inc. (a)	1,161	34,434
Shimano Inc.	1,000	237,409
Yamaha Corp.	1,800	97,792
		591,437
Life & Health Insurance - 0.4%
Aegon N.V.	24,031	99,716
AIA Group Ltd.	166,000	2,062,749

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Athene Holding Ltd., Class A (a)	1,668	$ 112,590
Bupa Arabia for Cooperative Insurance Co.	2,685	88,918
Cathay Financial Holding Company Ltd.	105,000	203,123
China Development Financial Holding Corp.	43,000	20,294
China Life Insurance Company Ltd. H Shares	99,000	196,321
China Life Insurance Company Ltd., Class A	3,900	20,457
China Taiping Insurance Holdings Company Ltd.	17,200	28,616
CNP Assurances	3,135	53,350
Dai-ichi Life Holdings Inc.	13,900	254,731
Discovery Ltd. (a)	4,331	38,300
Fubon Financial Holding Company Ltd.	68,000	180,357
Great-West Lifeco Inc.	3,781	112,425
HDFC Life Insurance Company Ltd.	9,145	84,437
iA Financial Corporation Inc.	1,698	92,545
ICICI Prudential Life Insurance Company Ltd.	4,609	37,992
Japan Post Holdings Company Ltd.	21,300	174,695
Japan Post Insurance Company Ltd.	3,500	64,772
Legal & General Group PLC	81,382	289,607
Manulife Financial Corp.	26,600	524,138
Medibank Private Ltd.	36,773	87,239
New China Life Insurance Company Ltd. H Shares	10,600	36,171
New China Life Insurance Company Ltd., Class A	1,600	11,369
NN Group N.V.	3,977	187,616
Old Mutual Ltd.	58,055	54,889
Phoenix Group Holdings PLC	7,987	74,632
Ping An Insurance Group Company of China Ltd. H Shares	79,500	778,534
Ping An Insurance Group Company of China Ltd., Class A	11,800	117,400
Poste Italiane S.p.A. (b)	7,002	92,586
Power Corporation of Canada	7,580	239,832
Prudential PLC	35,751	678,347
Rand Merchant Investment Holdings Ltd.	36,068	79,165
Samsung Life Insurance Company Ltd.	747	52,933
	Number of Shares	Fair Value
Sanlam Ltd.	23,760	$ 102,120
SBI Life Insurance Company Ltd. (b)	4,219	57,223
Shin Kong Financial Holding Company Ltd.	35,000	11,971
Sun Life Financial Inc.	7,990	412,437
Swiss Life Holding AG	435	211,582
T&D Holdings Inc.	7,200	93,154
		8,119,333
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd. (a)	2,566	152,181
Eurofins Scientific SE (a)	1,810	206,921
Genscript Biotech Corp. (a)	14,000	61,114
Hangzhou Tigermed Consulting Company Ltd., Class A	500	14,959
Hangzhou Tigermed Consulting Company Ltd. H Shares (b)	1,200	28,123
Joinn Laboratories China Company Ltd., Class A	400	11,376
Lonza Group AG	1,020	723,661
Pharmaron Beijing Company Ltd. H Shares (b)	1,500	39,983
Pharmaron Beijing Company Ltd. A Shares	800	26,868
QIAGEN N.V. (a)	6,117	295,807
Samsung Biologics Company Ltd. (a)(b)	201	150,105
Sartorius Stedim Biotech	374	176,923
WuXi AppTec Company Ltd. H Shares (b)	4,408	102,908
WuXi AppTec Company Ltd. A Shares	1,920	46,535
Wuxi Biologics Cayman Inc. (a)(b)	44,000	806,248
		2,843,712
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos S.A. (b)	13,235	40,645
Notre Dame Intermedica Participacoes S.A.	6,500	110,016
Triple-S Management Corp. B Shares (a)	1,390	30,956
		181,617
Marine - 0.1%
AP Moller - Maersk A/S, Class B	83	238,587

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
AP Moller - Maersk A/S, Class A	43	$ 119,457
COSCO SHIPPING Holdings Company Ltd. H Shares (a)	51,294	129,195
Costamare Inc.	2,856	33,729
Evergreen Marine Corporation Taiwan Ltd. (a)	31,000	219,183
Hyundai Merchant Marine Company Ltd. (a)	3,158	123,106
Kuehne + Nagel International AG	735	251,746
MISC Bhd	31,275	51,077
Nippon Yusen KK	2,200	111,596
Pan Ocean Company Ltd.	2,074	15,728
Safe Bulkers Inc. (a)	4,400	17,644
Wan Hai Lines Ltd.	3,000	34,563
Yang Ming Marine Transport Corp. (a)	19,000	124,450
		1,470,061
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	6,241	59,085
China Merchants Port Holdings Company Ltd.	12,000	17,523
COSCO SHIPPING Ports Ltd.	18,000	14,046
International Container Terminal Services Inc.	10,850	36,385
Shanghai International Port Group Company Ltd., Class A	13,900	10,262
Westports Holdings Bhd	30,688	31,121
		168,422
Metal & Glass Containers - 0.0% *
CCL Industries Inc., Class B	2,000	110,264
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd. (a)	1,590	88,428
Eicher Motors Ltd. (a)	1,822	65,476
Hero MotoCorp Ltd.	2,141	83,606
Yadea Group Holdings Ltd. (b)	16,000	34,407
Yamaha Motor Company Ltd.	3,800	103,397
		375,314
Movies & Entertainment - 0.1%
Alibaba Pictures Group Ltd. (a)	140,000	19,470
Beijing Enlight Media Company Ltd., Class A	5,600	9,370
Bollore S.A.	13,768	73,800
	Number of Shares	Fair Value
Eros STX Global Corp. (a)	9,900	$ 15,147
HYBE Company Ltd. (a)	108	28,051
IMAX Corp. (a)	2,200	47,300
iQIYI Inc. ADR (a)	3,600	56,088
Mango Excellent Media Company Ltd., Class A	1,600	16,989
Spotify Technology S.A. (a)	1,900	523,621
Tencent Music Entertainment Group ADR (a)	8,300	128,484
Toho Company Ltd.	1,500	61,897
Vivendi SE	9,710	326,223
		1,306,440
Multi-Line Insurance - 0.3%
Ageas	2,363	131,147
Allianz SE	5,659	1,411,326
Assicurazioni Generali S.p.A.	15,042	301,557
Aviva PLC	53,559	300,322
AXA S.A.	26,506	672,205
Baloise Holding AG	621	96,944
BB Seguridade Participacoes S.A.	20,503	94,387
China Pacific Insurance Group Company Ltd. H Shares	33,889	106,696
China Pacific Insurance Group Company Ltd., Class A	5,500	24,662
Fairfax Financial Holdings Ltd.	400	175,595
Gjensidige Forsikring ASA	3,116	68,728
Powszechny Zaklad Ubezpieczen S.A. (a)	6,390	61,600
Sampo Oyj, Class A	6,801	312,611
Watford Holdings Ltd. (a)	69	2,414
Zurich Insurance Group AG	2,062	828,057
		4,588,251
Multi-Sector Holdings - 0.1%
Eurazeo S.E.	513	44,715
EXOR N.V.	1,461	117,054
Groupe Bruxelles Lambert S.A.	1,530	171,173
Industrivarden AB A Shares	1,660	64,598
Industrivarden AB, Class C	2,515	92,105
Investor AB, B Shares	24,937	575,156
Kinnevik AB, Class B	3,254	130,356
L E Lundbergforetagen AB, Class B	1,183	76,385
Metro Pacific Investments Corp.	706,000	56,260
Remgro Ltd.	7,058	56,647
Sofina S.A.	243	104,838

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Wendel S.A.	350	$ 47,068
		1,536,355
Multi-Utilities - 0.1%
AGL Energy Ltd.	9,649	59,401
Algonquin Power & Utilities Corp.	8,000	119,325
Atco Ltd., Class I	1,400	49,700
Canadian Utilities Ltd.	2,000	55,560
E.ON SE	30,650	354,537
Engie S.A.	24,936	341,670
National Grid PLC	48,593	618,122
Qatar Electricity & Water Co. QSC	4,143	18,957
RWE AG	8,762	317,545
Suez S.A.	4,643	110,398
Veolia Environnement S.A.	7,325	221,251
		2,266,466
Office REITs - 0.0% *
City Office REIT Inc.	2,600	32,318
Covivio	811	69,363
Dexus	14,609	117,025
Japan Real Estate Investment Corp.	17	104,613
Nippon Building Fund Inc.	20	124,876
Orix JREIT Inc.	41	78,978
		527,173
Oil & Gas Drilling - 0.0% *
China Oilfield Services Ltd. H Shares	22,000	19,717
Oil & Gas Equipment & Services - 0.0% *
Dialog Group Bhd	21,100	14,689
Offshore Oil Engineering Company Ltd., Class A	14,500	10,099
Tenaris S.A.	7,409	80,764
Yantai Jereh Oilfield Services Group Company Ltd., Class A	1,900	13,145
		118,697
Oil & Gas Exploration & Production - 0.1%
Canadian Natural Resources Ltd.	16,200	588,710
Inpex Corp.	13,700	102,327
Lundin Petroleum AB	2,679	94,854
Novatek PJSC GDR	1,088	238,598
Oil Search Ltd.	30,990	88,643
	Number of Shares	Fair Value
PTT Exploration & Production PCL NVDR	16,900	$ 61,694
Santos Ltd.	25,331	134,832
Tatneft PJSC ADR	2,597	113,281
Woodside Petroleum Ltd.	13,087	218,215
		1,641,154
Oil & Gas Refining & Marketing - 0.1%
Ampol Ltd.	3,161	66,946
Bharat Petroleum Corporation Ltd.	7,624	48,013
Cosan S.A.	23,736	113,338
Empresas COPEC S.A.	4,928	48,934
ENEOS Holdings Inc.	41,600	174,248
Formosa Petrochemical Corp.	10,000	38,223
GS Holdings Corp.	318	13,060
Hindustan Petroleum Corporation Ltd.	7,090	27,967
Idemitsu Kosan Company Ltd.	3,400	82,189
Indian Oil Corporation Ltd.	15,622	22,677
Neste Oyj	5,778	353,844
Parkland Corp.	2,300	74,407
Petronas Dagangan Bhd	2,000	8,961
Polski Koncern Naftowy ORLEN S.A.	3,662	73,856
Qatar Fuel QSC	4,431	21,553
Rabigh Refining & Petrochemical Co. (a)	4,509	28,253
Reliance Industries Ltd.	38,046	1,080,342
SK Innovation Company Ltd. (a)	712	186,828
S-Oil Corp.	552	50,242
Thai Oil PCL NVDR	14,900	25,337
Tupras Turkiye Petrol Rafinerileri A/S (a)	860	9,380
		2,548,598
Oil & Gas Storage & Transportation - 0.1%
China Merchants Energy Shipping Company Ltd., Class A	15,120	10,812
DHT Holdings Inc.	6,528	42,367
Enbridge Inc.	27,800	1,114,200
Frontline Ltd.	5,500	49,500
Golar LNG Ltd. (a)	4,917	65,150
Inter Pipeline Ltd.	5,200	84,616
Keyera Corp.	3,500	94,149
Koninklijke Vopak N.V.	895	40,651
Nordic American Tankers Ltd.	8,800	28,864
Pembina Pipeline Corp.	7,500	238,573

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Petronet LNG Ltd.	23,769	$ 72,205
Qatar Gas Transport Company Ltd.	29,709	24,479
Scorpio Tankers Inc.	2,247	49,546
SFL Corporation Ltd.	5,600	42,840
TC Energy Corp.	12,900	639,010
Ultrapar Participacoes S.A.	9,100	33,351
		2,630,313
Other Diversified Financial Services - 0.0% *
Bajaj Finserv Ltd. (a)	457	74,450
FirstRand Ltd.	63,590	238,661
M&G PLC	34,991	110,646
ORIX Corp.	16,600	280,356
Yuanta Financial Holding Company Ltd.	84,000	80,948
		785,061
Packaged Foods & Meats - 0.5%
a2 Milk Company Ltd. (a)	9,604	43,218
Adecoagro SA (a)	1,000	10,040
Ajinomoto Company Inc.	6,300	163,701
Almarai Co. JSC	1,129	19,086
Associated British Foods PLC (a)	4,818	147,493
Barry Callebaut AG	48	111,646
BRF S.A. (a)	6,400	34,858
Britannia Industries Ltd.	1,446	71,000
Charoen Pokphand Foods PCL NVDR	40,000	33,073
China Feihe Ltd. (b)	30,568	65,971
China Huishan Dairy Holdings Company Ltd. (a)(c)**	55,000	—
China Mengniu Dairy Company Ltd.	33,000	199,508
Chocoladefabriken Lindt & Spruengli AG	15	244,247
CJ CheilJedang Corp.	177	72,457
Dali Foods Group Company Ltd. (b)	85,617	51,045
Danone S.A.	8,931	628,804
Foshan Haitian Flavouring & Food Company Ltd., Class A	2,340	46,703
Gruma SAB de CV, Class C	2,925	32,732
Grupo Bimbo SAB de CV	37,081	81,740
Guangdong Haid Group Company Ltd., Class A	900	11,367
	Number of Shares	Fair Value
Henan Shuanghui Investment & Development Company Ltd., Class A	5,885	$ 28,966
Indofood CBP Sukses Makmur Tbk PT	15,600	8,768
Indofood Sukses Makmur Tbk PT	131,836	56,144
Inner Mongolia Yili Industrial Group Company Ltd., Class A	4,200	23,942
JBS S.A.	12,100	70,172
JDE Peet's N.V. (a)	1,369	49,679
Kerry Group PLC, Class A	2,167	302,728
Kikkoman Corp.	2,000	132,084
MEIJI Holdings Company Ltd.	1,600	95,865
Mowi ASA	5,948	151,375
Muyuan Foods Company Ltd. A Shares	3,920	36,901
Nestle India Ltd.	611	144,945
Nestle Malaysia Bhd	2,039	65,470
Nestle S.A.	39,590	4,934,884
NH Foods Ltd.	1,230	47,875
Nisshin Seifun Group Inc.	3,600	52,707
Nissin Foods Holdings Company Ltd.	1,000	72,079
Orion Corp.	219	23,044
Orkla ASA	10,076	102,690
PPB Group Bhd	20,587	90,748
QL Resources Bhd	45,088	61,363
Saputo Inc.	3,300	98,523
Tata Consumer Products Ltd.	6,336	64,306
Thai Union Group PCL	21,100	13,035
The Savola Group	2,186	25,151
Tiger Brands Ltd.	2,152	31,499
Tingyi Cayman Islands Holding Corp.	20,000	39,918
Toyo Suisan Kaisha Ltd.	1,190	45,835
Uni-President China Holdings Ltd.	8,000	8,828
Uni-President Enterprises Corp.	64,000	168,140
Universal Robina Corp.	7,630	22,586
Want Want China Holdings Ltd.	40,000	28,329
Wens Foodstuffs Group Company Ltd., Class A	3,800	8,452
WH Group Ltd. (b)	129,000	115,946
Yakult Honsha Company Ltd.	2,000	113,344
Yihai International Holding Ltd.	7,364	49,451

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Yihai Kerry Arawana Holdings Company Ltd., Class A	1,000	$ 13,150
		9,467,611
Paper Packaging - 0.0% *
Amcor PLC	21,600	247,536
Klabin S.A. (a)	8,000	41,994
Smurfit Kappa Group PLC	3,320	180,127
Yunnan Energy New Material Company Ltd., Class A	600	21,740
		491,397
Paper Products - 0.1%
Empresas CMPC S.A.	9,056	21,766
Indah Kiat Pulp & Paper Corp. Tbk PT	33,200	17,058
Lee & Man Paper Manufacturing Ltd.	34,310	26,111
Mondi PLC	6,578	172,747
Nine Dragons Paper Holdings Ltd.	35,310	45,286
Oji Holdings Corp.	10,700	61,507
Stora Enso Oyj R Shares	7,852	143,260
Suzano Papel e Celulose S.A. (a)	9,300	110,851
UPM-Kymmene Oyj	7,270	275,026
		873,612
Personal Products - 0.3%
Amorepacific Corp.	377	84,362
AMOREPACIFIC Group	181	10,286
Beiersdorf AG	1,364	164,588
Colgate-Palmolive India Ltd.	1,632	37,014
Dabur India Ltd.	7,943	60,777
Godrej Consumer Products Ltd. (a)	4,019	47,054
Hengan International Group Company Ltd.	13,480	90,262
Kao Corp.	6,600	406,442
Kobayashi Pharmaceutical Company Ltd.	800	68,403
Kose Corp.	500	78,746
LG Household & Health Care Ltd.	114	178,367
L'Oreal S.A.	3,458	1,541,097
Marico Ltd.	6,888	49,188
Natura & Co. Holding S.A. (a)	10,900	123,253
Pola Orbis Holdings Inc.	1,700	44,939
Shiseido Company Ltd.	5,500	404,906
	Number of Shares	Fair Value
Unilever PLC	36,106	$ 2,110,116
		5,499,800
Pharmaceuticals - 1.1%
Aspen Pharmacare Holdings Ltd. (a)	4,403	49,982
Astellas Pharma Inc.	25,400	442,709
AstraZeneca PLC	18,025	2,162,122
Asymchem Laboratories Tianjin Company Ltd. A Shares	766	44,176
Aurobindo Pharma Ltd.	5,921	76,886
Bayer AG	13,466	817,790
Betta Pharmaceuticals Company Ltd., Class A	600	10,052
Canopy Growth Corp. (a)	3,500	84,737
CanSino Biologics Inc. H Shares (a)(b)	1,145	60,834
CanSino Biologics Inc. A Shares (a)	114	13,724
Celltrion Pharm Inc. (a)	210	29,314
Changchun High & New Technology Industry Group Inc., Class A	300	17,970
China Medical System Holdings Ltd.	16,000	42,133
China Resources Pharmaceutical Group Ltd. (b)	15,500	9,660
China Traditional Chinese Medicine Holdings Company Ltd.	26,000	17,811
Chugai Pharmaceutical Company Ltd.	9,200	364,883
Cipla Ltd. (a)	5,129	67,064
CSPC Pharmaceutical Group Ltd.	110,000	159,210
Daiichi Sankyo Company Ltd.	23,300	502,675
Dong-E-E-Jiao Company Ltd. A Shares	1,800	10,005
Dr Reddy's Laboratories Ltd.	1,396	101,851
Eisai Company Ltd.	3,200	314,983
Endo International PLC (a)	10,800	50,544
GlaxoSmithKline PLC	69,034	1,353,640
Hanmi Pharm Company Ltd.	77	22,871
Hansoh Pharmaceutical Group Company Ltd.	12,000	52,538
Hikma Pharmaceuticals PLC	2,722	91,977
Hisamitsu Pharmaceutical Company Inc.	900	44,355

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Humanwell Healthcare Group Company Ltd., Class A	5,000	$ 21,878
Hutchison China MediTech Ltd. ADR (a)	900	35,343
Hypera S.A.	4,200	28,852
Ipca Laboratories Ltd.	642	17,502
Ipsen S.A.	494	51,389
Jazz Pharmaceuticals PLC (a)	800	142,112
Jiangsu Hengrui Medicine Company Ltd., Class A	4,920	51,760
Kalbe Farma Tbk PT	254,200	24,543
Kyowa Hakko Kirin Company Ltd.	3,600	127,795
Lupin Ltd.	2,469	38,169
Merck KGaA	1,762	337,881
Nippon Shinyaku Company Ltd.	800	63,501
Novartis AG	30,498	2,782,054
Novo Nordisk A/S B Shares	23,643	1,981,012
Oneness Biotech Company Ltd. (a)	3,000	24,980
Ono Pharmaceutical Company Ltd.	5,000	111,677
Orion Oyj, Class B	1,655	71,147
Otsuka Holdings Company Ltd.	5,300	219,994
Perrigo Company PLC	2,100	96,285
Recordati Industria Chimica e Farmaceutica SpA	1,645	94,029
Richter Gedeon Nyrt	3,475	92,627
Roche Holding AG	10,085	3,815,574
Sanofi	15,554	1,629,844
Santen Pharmaceutical Company Ltd.	5,600	77,196
Shanghai Fosun Pharmaceutical Group Company Ltd. H Shares	4,000	32,295
Shanghai Fosun Pharmaceutical Group Company Ltd., Class A	3,000	33,492
Shin Poong Pharmaceutical Company Ltd.	540	41,238
Shionogi & Company Ltd.	3,600	187,833
Sino Biopharmaceutical Ltd.	128,000	125,596
SK Biopharmaceuticals Company Ltd. (a)	338	36,917
SSY Group Ltd.	18,000	16,086
Sumitomo Dainippon Pharma Company Ltd.	2,300	48,242
Sun Pharmaceutical Industries Ltd.	9,940	90,327
	Number of Shares	Fair Value
Taisho Pharmaceutical Holdings Company Ltd.	600	$ 32,165
Takeda Pharmaceutical Company Ltd.	21,600	723,762
Teva Pharmaceutical Industries Ltd. ADR (a)	14,800	146,520
Theravance Biopharma Inc. (a)	2,800	40,656
Torrent Pharmaceuticals Ltd.	478	18,660
UCB S.A.	1,710	178,779
Vifor Pharma AG	653	84,596
Yuhan Corp.	491	27,512
Yunnan Baiyao Group Company Ltd. A Shares	1,000	17,911
Zhangzhou Pientzehuang Pharmaceutical Company Ltd., Class A	500	34,694
Zhejiang Huahai Pharmaceutical Company Ltd., Class A	2,600	8,403
Zhejiang NHU Company Ltd. A Shares	2,160	9,588
		20,888,912
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (a)	13,150	24,151
Anglo American Platinum Ltd.	635	73,352
Impala Platinum Holdings Ltd.	10,726	176,897
Industrias Penoles SAB de C.V. (a)	1,300	17,966
Northam Platinum Ltd. (a)	4,260	64,720
Sibanye Stillwater Ltd.	34,607	144,596
		501,682
Property & Casualty Insurance - 0.2%
Admiral Group PLC	2,591	112,534
Argo Group International Holdings Ltd.	1,600	82,928
Chubb Ltd.	6,289	999,574
DB Insurance Company Ltd.	329	16,010
Direct Line Insurance Group PLC	21,443	84,424
ICICI Lombard General Insurance Company Ltd. (b)	2,362	49,795
Insurance Australia Group Ltd.	33,238	128,760
Intact Financial Corp.	2,117	287,914
James River Group Holdings Ltd.	1,578	59,206
MS&AD Insurance Group Holdings Inc.	6,000	173,421

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
People's Insurance Company Group of China Ltd H Shares	111,000	$ 37,020
PICC Property & Casualty Company Ltd. H Shares	92,000	80,558
QBE Insurance Group Ltd.	19,979	161,842
Samsung Fire & Marine Insurance Company Ltd.	314	61,481
Sompo Holdings Inc.	4,300	159,075
Suncorp Group Ltd.	17,302	144,313
The People's Insurance Company Group of China Ltd., Class A	10,900	10,004
Tokio Marine Holdings Inc.	8,600	395,791
Tryg A/S	4,839	118,804
ZhongAn Online P&C Insurance Company Ltd. H Shares (a)(b)	4,700	26,599
		3,190,053
Publishing - 0.0% *
China Literature Ltd. (a)(b)	4,600	51,148
Pearson PLC	10,142	116,289
Schibsted ASA, Class A	952	45,978
Schibsted ASA A Shares	1,517	63,217
		276,632
Railroads - 0.2%
Aurizon Holdings Ltd.	29,289	81,798
Beijing-Shanghai High Speed Railway Company Ltd., Class A	11,900	9,743
BTS Group Holdings PCL NVDR	97,600	28,473
Canadian National Railway Co.	9,700	1,024,520
Canadian Pacific Railway Ltd.	9,100	700,486
Central Japan Railway Co.	2,000	303,631
Container Corporation of India Ltd.	3,216	30,215
East Japan Railway Co.	4,100	292,826
Hankyu Hanshin Holdings Inc.	3,100	95,662
Keio Corp.	1,600	94,135
Keisei Electric Railway Company Ltd.	2,000	63,880
Kintetsu Group Holdings Company Ltd. (a)	2,700	94,873
MTR Corporation Ltd.	21,000	116,954
Odakyu Electric Railway Company Ltd.	4,000	101,126
Rumo S.A. (a)	16,000	61,062
	Number of Shares	Fair Value
Tobu Railway Company Ltd.	2,900	$ 75,041
Tokyu Corp.	6,700	91,213
West Japan Railway Co.	2,200	125,550
		3,391,188
Real Estate Development - 0.1%
Agile Group Holdings Ltd.	16,000	20,727
China Evergrande Group	24,000	31,275
China Jinmao Holdings Group Ltd.	46,000	15,401
China Overseas Land & Investment Ltd.	43,500	98,810
China Resources Land Ltd.	38,000	153,892
China Vanke Company Ltd. H Shares	22,700	71,030
China Vanke Company Ltd. A Shares	10,500	38,695
CIFI Holdings Group Company Ltd.	28,000	21,850
CK Asset Holdings Ltd.	22,586	155,889
Country Garden Holdings Company Ltd.	103,000	115,390
Dar Al Arkan Real Estate Development Co. (a)	4,187	11,789
Emaar Economic City (a)	4,029	13,751
Emaar Properties PJSC	39,199	44,395
Greentown China Holdings Ltd.	8,000	12,321
Guangzhou R&F Properties Company Ltd. H Shares	22,400	25,556
Henderson Land Development Company Ltd.	19,000	90,035
Hopson Development Holdings Ltd.	14,000	64,178
Kaisa Group Holdings Ltd.	21,714	8,220
KWG Group Holdings Ltd.	34,436	46,117
Land & Houses PCL NVDR	355,831	88,264
Logan Group Company Ltd	18,000	26,933
Longfor Group Holdings Ltd. (b)	28,468	159,462
Poly Developments & Holdings Group Company Ltd., Class A	6,600	12,299
Ruentex Development Company Ltd.	48,000	97,507
Seazen Group Ltd.	20,000	18,955
Seazen Holdings Company Ltd. A Shares	1,400	9,014
Shimao Group Holdings Ltd.	24,102	59,092
Sino Land Company Ltd.	50,000	78,807
Sunac China Holdings Ltd.	30,000	102,951

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Yuexiu Property Company Ltd.	18,063	$ 19,026
		1,711,631
Real Estate Operating Companies - 0.1%
Aroundtown S.A.	13,423	104,743
Azrieli Group Ltd.	548	38,596
Cencosud Shopping S.A.	5,140	8,478
Central Pattana PCL NVDR	27,300	44,719
China Resources Mixc Lifestyle Services Ltd.	1,800	12,319
Deutsche Wohnen SE	4,658	284,924
Fastighets AB Balder, Class B (a)	1,407	88,347
Hongkong Land Holdings Ltd.	18,300	87,108
Hulic Company Ltd.	3,500	39,418
LEG Immobilien SE	1,010	145,468
Mabanee Co. KPSC	7,558	17,986
NEPI Rockcastle PLC	5,135	36,401
Poly Property Services Company Ltd. H Shares	1,600	10,858
SM Prime Holdings Inc.	113,900	85,166
Swire Properties Ltd.	15,200	45,311
Swiss Prime Site AG	1,019	101,200
Vonovia SE	7,350	475,217
Wharf Real Estate Investment Company Ltd.	22,000	127,906
		1,754,165
Real Estate Services - 0.0% *
China Overseas Property Holdings Ltd.	15,000	16,032
FirstService Corp.	600	103,017
KE Holdings Inc. ADR (a)	4,500	214,560
Sunac Services Holdings Ltd.	5,000	18,575
		352,184
Regional Banks - 0.0% *
Bandhan Bank Ltd. (a)(b)	8,880	39,454
Bank of Hangzhou Company Ltd. A Shares	13,847	31,612
Bank of Ningbo Company Ltd. A Shares	9,215	55,582
Banque Cantonale Vaudoise	550	49,446
Chongqing Rural Commercial Bank Company Ltd. H Shares	29,378	11,614
Concordia Financial Group Ltd.	17,700	64,906
First Bancorp	11,200	133,504
OFG Bancorp	2,300	50,876
	Number of Shares	Fair Value
Popular Inc.	1,200	$ 90,060
Resona Holdings Inc.	28,700	110,466
The Chiba Bank Ltd.	6,900	41,590
The Shizuoka Bank Ltd.	7,600	58,820
		737,930
Reinsurance - 0.1%
Enstar Group Ltd. (a)	550	131,406
Everest Re Group Ltd.	500	126,005
Greenlight Capital Re Ltd. (a)	2,000	18,260
Hannover Rueck SE	814	136,207
Muenchener Rueckversicherungs-Gesellschaft AG	1,917	525,035
RenaissanceRe Holdings Ltd.	600	89,292
SCOR SE (a)	2,485	79,037
SiriusPoint Ltd. (a)	2,800	28,196
Swiss Re AG	4,119	371,996
		1,505,434
Renewable Electricity - 0.0% *
Adani Green Energy Ltd. (a)	4,811	72,809
China Longyuan Power Group Corporation Ltd. H Shares	40,000	68,917
China Yangtze Power Company Ltd. A Shares	15,100	48,239
EDP Renovaveis SA	3,845	89,098
Energy Absolute PCL	18,500	35,211
Engie Brasil Energia S.A.	11,533	89,982
Meridian Energy Ltd.	20,002	74,494
Northland Power Inc.	2,984	101,909
		580,659
Research & Consulting Services - 0.2%
Bureau Veritas S.A. (a)	3,957	125,199
Clarivate PLC (a)	5,800	159,674
Experian PLC	12,542	482,706
IHS Markit Ltd.	5,300	597,098
Intertek Group PLC	2,184	166,845
Nihon M&A Center Inc.	4,100	106,425
RELX PLC	26,467	701,641
SGS S.A.	82	253,181
Teleperformance	801	325,153
Thomson Reuters Corp.	2,318	230,490
Wolters Kluwer N.V.	3,651	366,814
		3,515,226

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Residential REITs - 0.0% *
Canadian Apartment Properties REIT	1,100	$ 51,629
Restaurants - 0.1%
Compass Group PLC (a)	24,411	513,258
Domino's Pizza Enterprises Ltd.	987	89,297
Haidilao International Holding Ltd. (b)	12,000	63,200
Jiumaojiu International Holdings Ltd.	10,000	40,884
Jollibee Foods Corp.	4,260	18,640
Jubilant Foodworks Ltd. (a)	795	32,944
McDonald's Holdings Company Japan Ltd.	1,200	52,978
Restaurant Brands International Inc.	3,700	238,649
Sodexo SA (a)	1,189	110,970
Yum China Holdings Inc.	11,000	728,750
		1,889,570
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	60,600	94,223
Japan Retail Fund Investment Corp.	94	101,970
Klepierre S.A.	2,749	70,841
Link REIT	28,300	274,223
Mapletree Commercial Trust	27,946	44,907
RioCan Real Estate Investment Trust	2,800	49,926
Scentre Group	70,134	144,269
Unibail-Rodamco-Westfield (a)	1,684	145,765
Vicinity Centres	60,303	69,946
		996,070
Security & Alarm Services - 0.0% *
S-1 Corp.	619	45,017
Secom Company Ltd.	2,900	220,629
Securitas AB, Class B	4,902	77,438
Sohgo Security Services Company Ltd.	900	41,031
		384,115
Semiconductor Equipment - 0.3%
Advantest Corp.	2,700	243,508
ASM International N.V.	642	210,894
ASML Holding N.V.	5,764	3,960,507
	Number of Shares	Fair Value
Daqo New Energy Corp. ADR (a)	700	$ 45,514
Disco Corp.	400	122,353
Globalwafers Company Ltd.	2,000	65,967
Hangzhou First Applied Material Company Ltd., Class A	700	11,390
Kulicke & Soffa Industries Inc.	3,000	183,600
Lasertec Corp.	1,000	194,522
NAURA Technology Group Company Ltd., Class A	500	21,466
Shenzhen SC New Energy Technology Corp., Class A	1,000	17,956
SUMCO Corp.	3,700	90,842
Tokyo Electron Ltd.	2,000	866,384
Xinyi Solar Holdings Ltd.	59,196	127,755
		6,162,658
Semiconductors - 0.6%
ASE Technology Holding Company Ltd.	38,000	152,750
ASMedia Technology Inc.	1,000	48,273
Flat Glass Group Company Ltd. H Shares	7,000	28,844
Gigadevice Semiconductor Beijing Inc., Class A	560	16,286
Hangzhou Silan Microelectronics Company Ltd., Class A	2,100	18,316
Hua Hong Semiconductor Ltd. (a)(b)	6,000	33,145
Infineon Technologies AG	17,889	717,477
JCET Group Company Ltd. A Shares (a)	2,000	11,664
LONGi Green Energy Technology Company Ltd., Class A	3,640	50,052
MediaTek Inc.	19,000	656,007
Nanya Technology Corp.	13,000	37,186
Novatek Microelectronics Corp.	8,886	159,143
NXP Semiconductors N.V.	3,900	802,308
Phison Electronics Corp.	3,592	61,881
Powertech Technology Inc.	3,000	11,575
Realtek Semiconductor Corp.	8,040	145,723
Renesas Electronics Corp. (a)	17,200	186,117
Rohm Company Ltd.	1,200	111,037
Sanan Optoelectronics Company Ltd. A Shares	3,100	15,378
Silergy Corp.	1,222	166,223
SK Hynix Inc.	7,282	824,450

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
STMicroelectronics N.V.	9,317	$ 338,156
Taiwan Semiconductor Manufacturing Company Ltd.	316,557	6,760,033
Tianjin Zhonghuan Semiconductor Company Ltd., Class A	2,300	13,741
Unigroup Guoxin Microelectronics Company Ltd., Class A	700	16,706
United Microelectronics Corp.	146,000	278,245
Vanguard International Semiconductor Corp.	18,330	77,629
Will Semiconductor Ltd. A Shares	600	29,903
Win Semiconductors Corp.	4,000	53,836
Winbond Electronics Corp.	34,000	42,527
		11,864,611
Silver - 0.0% *
Pan American Silver Corp.	2,800	80,045
Soft Drinks - 0.1%
Arca Continental SAB de CV	5,900	34,261
Coca-Cola European Partners PLC	2,800	166,096
Coca-Cola Femsa SAB de C.V.	7,005	37,107
Coca-Cola HBC AG	2,683	96,886
Fomento Economico Mexicano SAB de C.V.	25,900	218,707
Fraser & Neave Holdings Bhd	13,535	86,071
Ito En Ltd.	700	41,562
Nongfu Spring Company Ltd. H Shares	2,200	11,034
Osotspa PCL	45,691	53,817
Suntory Beverage & Food Ltd.	2,200	82,855
		828,396
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (a)	2,700	26,163
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA, Class E	500	7,685
Chailease Holding Company Ltd.	14,000	101,750
Far East Horizon Ltd.	10,000	10,456
	Number of Shares	Fair Value
Mitsubishi UFJ Lease & Finance Company Ltd.	10,200	$ 54,681
Piramal Enterprises Ltd.	1,311	42,299
REC Ltd.	7,302	14,593
Tokyo Century Corp.	500	26,894
		258,358
Specialty Chemicals - 0.3%
Akzo Nobel N.V.	2,600	321,284
Asian Paints Ltd.	5,117	206,022
Chr Hansen Holding A/S	1,421	128,264
Clariant AG	3,516	69,989
Covestro AG (b)	2,619	169,146
Croda International PLC	1,891	192,476
EMS-Chemie Holding AG	94	92,439
Evonik Industries AG	2,808	94,173
Givaudan S.A.	126	586,551
Johnson Matthey PLC	2,602	110,460
JSR Corp.	3,261	98,720
Kansai Paint Company Ltd.	2,800	71,419
Koninklijke DSM N.V.	2,355	439,586
Nippon Paint Holdings Company Ltd.	9,600	130,433
Nitto Denko Corp.	2,000	149,383
Novozymes A/S B Shares	2,826	213,036
Shanghai Putailai New Energy Technology Company Ltd., Class A	1,120	23,680
Shenzhen Capchem Technology Company Ltd., Class A	1,900	29,437
Shin-Etsu Chemical Company Ltd.	4,900	820,272
Sika AG	1,941	635,206
Symrise AG	1,749	243,711
Umicore S.A.	2,667	162,884
Wanhua Chemical Group Company Ltd., Class A	2,400	40,423
Zhejiang Longsheng Group Company Ltd., Class A	4,500	9,570
		5,038,564
Specialty Stores - 0.0% *
China Tourism Group Duty Free Corp. Ltd., Class A	1,400	65,029
Chow Tai Fook Jewellery Group Ltd.	32,600	74,470
Hotel Shilla Company Ltd.	254	21,878
Jarir Marketing Co.	1,739	97,930
JD Sports Fashion PLC	6,893	87,510

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
JUMBO S.A.	1,247	$ 20,985
		367,802
Steel - 0.2%
ArcelorMittal S.A.	9,774	299,627
Baoshan Iron & Steel Company Ltd., Class A	35,500	41,979
BlueScope Steel Ltd.	6,774	111,679
China Steel Corp.	157,000	223,139
Cia Siderurgica Nacional S.A.	9,300	81,530
Eregli Demir ve Celik Fabrikalari TAS	8,529	17,672
Evraz PLC	7,963	65,123
Fortescue Metals Group Ltd.	23,132	405,331
Hitachi Metals Ltd. (a)	3,300	63,152
Hyundai Steel Co.	971	46,302
Inner Mongolia BaoTou Steel Union Company Ltd., Class A (a)	42,400	10,172
JFE Holdings Inc.	7,900	92,602
JSW Steel Ltd.	11,283	103,813
Kumba Iron Ore Ltd.	492	22,073
Nippon Steel & Sumitomo Metal Corp.	11,600	195,807
Novolipetsk Steel PJSC	2,750	86,625
Perennial Energy Holdings Ltd.	5,000	1,185
POSCO	988	305,309
Severstal PAO GDR GDR	5,079	109,198
Tata Steel Ltd.	7,770	121,949
Vale S.A.	49,300	1,112,673
voestalpine AG	1,816	73,954
		3,590,894
Systems Software - 0.0% *
360 Security Technology Inc., Class A (a)	4,700	8,882
BlackBerry Ltd. (a)	8,200	100,323
Check Point Software Technologies Ltd. (a)	1,503	174,544
CyberArk Software Ltd. (a)	600	78,162
Douzone Bizon Company Ltd.	177	13,045
JFrog Ltd. (a)	2,500	113,800
Ming Yuan Cloud Group Holdings Ltd. (a)	5,000	24,820
Oracle Corporation Japan (a)	637	48,784
Sangfor Technologies Inc., Class A	300	12,049
Totvs S.A.	7,800	58,525
	Number of Shares	Fair Value
Trend Micro Inc.	2,100	$ 110,118
		743,052
Technology Distributors - 0.0% *
Synnex Technology International Corp.	42,178	77,052
WPG Holdings Ltd.	50,938	93,421
		170,473
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc.	17,000	17,877
Advantech Company Ltd.	2,000	24,764
Asustek Computer Inc.	7,053	94,040
Brother Industries Ltd.	3,800	75,904
Canon Inc.	13,600	307,927
Catcher Technology Company Ltd.	5,000	32,660
Compal Electronics Inc.	134,225	107,669
FUJIFILM Holdings Corp.	4,915	364,850
Inventec Corp.	94,249	88,795
Lenovo Group Ltd.	82,000	94,292
Lite-On Technology Corp.	48,693	100,663
Logitech International S.A.	2,360	286,208
Micro-Star International Company Ltd.	5,000	28,264
Pegatron Corp.	36,251	89,513
Quanta Computer Inc.	51,507	161,754
Ricoh Company Ltd.	9,000	101,117
Samsung Electronics Company Ltd.	61,322	4,394,340
Seiko Epson Corp.	4,400	77,463
Wistron Corp.	65,896	73,316
Wiwynn Corp.	1,000	35,783
Xiaomi Corp., Class B (a)(b)	191,000	664,061
		7,221,260
Textiles - 0.0% *
Eclat Textile Company Ltd.	2,000	47,088
Thrifts & Mortgage Finance - 0.0% *
Housing Development Finance Corporation Ltd.	22,785	758,759
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,117	33,650
Bridgestone Corp.	7,796	355,066
Cheng Shin Rubber Industry Company Ltd.	11,000	18,457

See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Cie Generale des Etablissements Michelin SCA	2,313	$ 368,932
Hankook Tire & Technology Company Ltd.	820	37,645
MRF Ltd.	13	14,005
Sailun Group Company Ltd. A Shares	6,600	10,205
Shandong Linglong Tyre Company Ltd., Class A	1,500	10,155
		848,115
Tobacco - 0.1%
British American Tobacco PLC	29,899	1,156,511
Gudang Garam Tbk PT (a)	5,500	16,766
Imperial Brands PLC	12,896	277,382
ITC Ltd.	34,276	93,472
Japan Tobacco Inc.	16,400	310,077
KT&G Corp.	1,556	116,615
RLX Technology Inc. ADR (a)	1,400	12,222
Smoore International Holdings Ltd. (b)	15,000	83,153
Swedish Match AB	22,020	187,908
		2,254,106
Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd. (a)	2,853	57,864
Ashtead Group PLC	6,142	455,128
BOC Aviation Ltd. (b)	2,000	16,869
Brenntag AG	2,096	194,925
Bunzl PLC	4,551	150,196
Ferguson PLC	3,075	426,920
ITOCHU Corp.	16,305	470,096
Marubeni Corp.	21,200	184,533
Mitsubishi Corp.	17,300	471,974
Mitsui & Company Ltd.	21,100	475,363
MonotaRO Company Ltd.	3,900	92,414
Reece Ltd.	4,737	83,964
Sumitomo Corp.	15,300	205,121
Toromont Industries Ltd.	1,100	95,938
Toyota Tsusho Corp.	2,900	137,175
Triton International Ltd.	3,100	162,254
		3,680,734
Trucking - 0.0% *
CJ Logistics Corp. (a)	69	10,845
Localiza Rent a Car S.A.	7,900	100,760
Nippon Express Company Ltd.	1,000	76,223
		187,828
	Number of Shares	Fair Value
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	24,000	$ 9,086
Cia de Saneamento Basico do Estado de Sao Paulo	4,300	31,347
Guangdong Investment Ltd.	32,000	45,986
Severn Trent PLC	3,209	110,871
United Utilities Group PLC	9,190	123,705
		320,995
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	15,900	84,833
America Movil SAB de C.V.	458,700	345,572
Axiata Group Bhd	19,500	17,567
Bharti Airtel Ltd.	31,150	220,288
Etihad Etisalat Co.	2,618	23,141
Far EasTone Telecommunications Company Ltd.	21,000	48,689
Intouch Holdings PCL	53,939	109,393
KDDI Corp.	22,108	690,190
Mobile Telecommunications Co. KSCP	21,059	41,168
Mobile Telecommunications Co. Saudi Arabia (a)	4,528	17,555
Mobile TeleSystems PJSC ADR	1,200	11,112
MTN Group (a)	21,206	153,311
PLDT Inc.	2,675	70,855
Rogers Communications Inc., Class B	4,800	255,447
SK Telecom Company Ltd.	508	144,350
Softbank Corp.	39,300	514,664
SoftBank Group Corp.	17,200	1,204,883
Taiwan Mobile Company Ltd.	36,946	135,253
Tele2 AB B Shares	6,691	91,225
TIM S.A.	5,300	12,178
Turkcell Iletisim Hizmetleri A/S	5,227	9,687
Vodacom Group Ltd.	12,308	110,997
Vodafone Group PLC	367,495	616,014
		4,928,372
Total Common Stock (Cost $351,866,337)		383,367,344
Preferred Stock - 0.2%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG	889	79,913
Hyundai Motor Co.	627	64,028

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Hyundai Motor Co.	297	$ 30,461
Porsche Automobil Holding SE	2,084	223,317
Volkswagen AG	2,542	636,675
		1,034,394
Commodity Chemicals - 0.0% *
Braskem S.A. (a)	2,900	34,416
FUCHS PETROLUB SE	903	43,927
LG Chem Ltd.	106	36,097
		114,440
Diversified Banks - 0.1%
Banco Bradesco S.A.	65,010	333,351
Bancolombia S.A.	4,950	35,554
Itau Unibanco Holding S.A.	64,600	383,646
Itausa S.A.	58,900	130,880
		883,431
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA	3,800	32,768
Cia Energetica de Minas Gerais	10,815	26,144
Cia Paranaense de Energia	8,800	10,400
		69,312
Fertilizers & Agricultural Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA	1,462	69,475
Footwear - 0.0% *
Alpargatas S.A. (a)	1,600	16,004
General Merchandise Stores - 0.0% *
Lojas Americanas S.A.	11,900	51,178
Healthcare Equipment - 0.0% *
Sartorius AG	355	184,817
Household Products - 0.0% *
Henkel AG & Company KGaA	2,427	256,273
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro S.A.	62,400	365,980
Steel - 0.0% *
Bradespar S.A.	2,300	34,070
Gerdau S.A.	12,800	75,532
		109,602
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.0% *
Samsung Electronics Company Ltd.	10,862	$ 710,855
Total Preferred Stock (Cost $3,452,085)		3,865,761
Rights - 0.0% *
Construction & Engineering - 0.0% *
ACS Actividades de Construccion (expiring 7/9/21) (a)	3,117	4,362
Oil & Gas Storage & Transportation - 0.0% *
Ultrapar Participacoes (expiring 7/26/21) (a)	11,225	89
Total Rights (Cost $4,715)		4,451
Warrants - 0.0% *
Hotels, Resorts & Cruise Lines - 0.0% *
Minor International PCL (expiring 2/15/24) (a)	1,300	186
Minor International PCL (expiring 5/5/23) (a)	1,434	233
Total Warrants (Cost $0)		419
Total Foreign Equity (Cost $355,323,137)		387,237,975
	Principal Amount
Bonds and Notes - 23.8%
U.S. Treasuries - 10.4%
U.S. Treasury Bonds
1.13% 05/15/40 - 08/15/40	$ 800,000	689,813
1.25% 05/15/50	550,000	449,023
1.38% 11/15/40 - 08/15/50	2,200,000	1,942,937
1.63% 11/15/50	700,000	628,469
1.88% 02/15/41 - 02/15/51	2,400,000	2,310,125
2.00% 02/15/50	350,000	343,766
2.25% 05/15/41 - 08/15/49	2,600,000	2,697,015
2.38% 11/15/49 - 05/15/51	590,000	628,824
2.50% 02/15/45 - 05/15/46	810,000	876,736
2.75% 08/15/42 - 11/15/47	1,125,000	1,272,594
2.88% 05/15/43 - 05/15/49	900,000	1,048,875
3.00% 05/15/42 - 02/15/49	2,050,000	2,427,900
3.13% 02/15/43 - 05/15/48	1,100,000	1,327,687
3.38% 05/15/44 - 11/15/48	900,000	1,142,625
3.63% 08/15/43 - 02/15/44	1,140,000	1,467,716
3.75% 08/15/41	100,000	129,813

See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.25% 05/15/39 - 11/15/40	$ 200,000	$ 274,531
4.38% 02/15/38 - 05/15/40	400,000	556,391
4.50% 02/15/36	100,000	137,188
4.63% 02/15/40	100,000	143,406
5.25% 02/15/29	200,000	257,563
5.50% 08/15/28	200,000	258,531
6.00% 02/15/26	427,000	527,111
6.13% 08/15/29	200,000	274,625
6.38% 08/15/27	200,000	263,047
7.63% 11/15/22 - 02/15/25	500,000	580,696
U.S. Treasury Inflation Indexed Bonds
0.13% 02/15/51	584,518	641,587
0.25% 02/15/50	1,038,450	1,174,991
0.63% 02/15/43	1,103,178	1,318,137
0.75% 02/15/42 - 02/15/45	2,757,782	3,381,116
0.88% 02/15/47	1,017,529	1,309,102
1.00% 02/15/46 - 02/15/49	2,387,830	3,171,470
1.38% 02/15/44	1,409,026	1,943,995
1.75% 01/15/28	1,019,520	1,232,845
2.00% 01/15/26	1,345,150	1,584,020
2.13% 02/15/40 - 02/15/41	1,409,252	2,115,284
2.38% 01/15/25 - 01/15/27	3,006,621	3,562,238
2.50% 01/15/29	1,243,510	1,602,976
3.38% 04/15/32	376,030	555,346
3.63% 04/15/28	874,860	1,180,783
3.88% 04/15/29	1,055,626	1,486,229
U.S. Treasury Inflation Indexed Notes
0.13% 07/15/22 - 07/15/30	24,291,542	26,182,023
0.25% 01/15/25 - 07/15/29	5,243,650	5,749,682
0.38% 07/15/23 - 07/15/27	11,002,850	12,036,105
0.50% 04/15/24 - 01/15/28	4,988,962	5,511,205
0.63% 04/15/23 - 01/15/26	8,687,371	9,380,698
0.75% 07/15/28	2,111,246	2,424,116
0.88% 01/15/29	1,797,478	2,081,264
U.S. Treasury Notes
0.13% 11/30/22 - 01/15/24	9,200,000	9,184,667
0.25% 04/15/23 - 10/31/25	7,900,000	7,770,789
0.38% 04/30/25 - 01/31/26	2,700,000	2,650,922
0.50% 03/15/23 - 10/31/27	2,200,000	2,155,866
0.63% 12/31/27 - 08/15/30	2,850,000	2,675,640
0.75% 03/31/26 - 01/31/28	6,000,000	5,938,363
0.88% 11/15/30	1,050,000	998,648
1.13% 02/28/25 - 02/15/31	1,700,000	1,672,227
1.25% 08/31/24 - 06/30/28	2,250,000	2,266,492
1.38% 01/31/25 - 08/31/26	600,000	616,148
1.50% 08/15/22 - 02/15/30	6,550,000	6,704,925
1.63% 08/31/22 - 05/15/31	3,340,000	3,412,501
	Principal Amount	Fair Value
1.75% 09/30/22 - 11/15/29	$ 2,550,000	$ 2,633,375
1.88% 09/30/22 - 07/31/26	2,500,000	2,562,234
2.00% 10/31/22 - 11/15/26	6,844,000	7,155,248
2.13% 12/31/22 - 05/31/26	2,200,000	2,299,826
2.25% 04/30/24 - 11/15/27	3,590,000	3,810,708
2.38% 01/31/23 - 05/15/29	2,800,000	2,999,289
2.50% 08/15/23 - 05/15/24	2,350,000	2,480,656
2.63% 02/28/23 - 02/15/29	2,000,000	2,132,714
2.75% 04/30/23 - 02/15/28	4,600,000	4,910,465
2.88% 09/30/23 - 08/15/28	2,900,000	3,151,228
3.00% 09/30/25	300,000	328,406
3.13% 11/15/28	400,000	452,500
		193,246,056
Agency Mortgage Backed - 4.2%
Federal Farm Credit Banks Funding Corp.
0.25% 02/26/24	1,060,000	1,055,029
Federal Home Loan Banks
0.13% 03/17/23	245,000	244,588
3.25% 11/16/28	125,000	142,036
Federal Home Loan Mortgage Corp.
0.13% 10/16/23	380,000	378,678
1.50% 05/01/51 - 06/01/51	572,838	562,058
2.00% 07/01/41	800,000	816,978
2.00% 09/01/50 (d)	706,322	713,946
2.50% 01/01/28 - 09/01/50 (d)	1,738,642	1,802,582
3.00% 07/01/30 - 08/01/50 (d)	2,349,830	2,486,030
3.00% 12/01/46	495,590	521,234
3.50% 03/01/26 - 11/01/49 (d)	1,902,507	2,025,046
4.00% 06/01/42 - 08/01/48 (d)	688,455	744,969
4.00% 11/01/45	750,000	811,218
4.50% 05/01/42 - 11/01/48 (d)	150,141	162,771
5.50% 01/01/38 - 04/01/39 (d)	215,416	251,695
6.00% 06/01/37 - 11/01/37 (d)	208,696	247,126
6.25% 07/15/32	250,000	367,388
Federal National Mortgage Assoc.
0.25% 05/22/23 - 07/10/23	955,000	955,136
1.50% 04/01/36 - 07/01/36	648,189	656,247
1.50% 12/01/50 - 03/01/51 (d)	868,456	852,279

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
1.75% 07/02/24	$ 225,000	$ 233,618
2.00% 11/01/35 - 01/01/51 (d)	5,704,095	5,782,843
2.00% 04/01/36 - 07/01/51	4,743,115	4,816,498
2.13% 04/24/26	200,000	211,966
2.50% 09/01/28 - 08/01/50 (d)	3,553,796	3,685,102
2.50% 04/01/51 - 07/01/51	1,492,453	1,544,416
3.00% 04/01/30 - 07/01/50 (d)	4,048,912	4,274,420
3.00% 01/01/32	453,648	479,819
3.50% 01/01/27 - 06/01/50 (d)	2,183,602	2,316,077
3.50% 11/01/48 - 03/01/49	799,871	845,580
4.00% 10/01/41 - 02/01/50 (d)	1,836,648	1,987,311
4.50% 01/01/27 - 09/01/49 (d)	750,814	819,453
5.00% 12/01/39 - 05/01/41 (d)	129,217	146,954
5.50% 12/01/35 - 04/01/38 (d)	711,658	823,596
6.00% 03/01/34 - 08/01/37 (d)	901,103	1,061,284
Federal National Mortgage Assoc. TBA
1.50% 07/01/36 - 07/01/51 (e)	1,850,000	1,840,536
2.00% 07/01/36 - 07/01/51 (e)	3,875,000	3,929,150
2.50% 07/01/36 - 07/01/51 (e)	4,025,000	4,173,003
3.00% 07/01/51 (e)	1,950,000	2,032,758
3.50% 07/01/51 (e)	1,550,000	1,631,375
4.00% 07/01/51 (e)	950,000	1,011,589
Government National Mortgage Assoc.
2.00% 10/20/50 (d)	1,234,242	1,257,957
2.00% 06/20/51	575,000	586,065
2.50% 05/20/45 - 10/20/50 (d)	1,207,910	1,250,752
3.00% 10/15/42 - 12/20/49 (d)	1,731,986	1,826,680
3.00% 02/20/50	236,495	246,896
3.50% 11/20/43	267,293	288,597
3.50% 03/20/45 - 08/20/49 (d)	2,388,711	2,541,308
4.00% 12/20/40 - 09/20/46 (d)	881,185	968,066
4.50% 05/20/40 - 01/20/49 (d)	518,045	561,083
5.00% 08/15/41 (d)	699,221	807,491
	Principal Amount	Fair Value
Government National Mortgage Assoc. TBA
2.00% 07/01/51 (e)	$ 1,200,000	$ 1,221,936
2.50% 07/01/51 (e)	2,100,000	2,172,114
3.00% 07/01/51 (e)	1,550,000	1,616,836
3.50% 07/01/51 (e)	675,000	708,568
Tennessee Valley Authority
3.50% 12/15/42	100,000	117,594
U.S. Treasury Inflation Indexed Notes
0.13% 01/15/31	2,974,240	3,274,806
		78,891,131
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	69,577
1.56% 04/25/30	40,000	40,212
1.87% 03/25/53	58,333	60,057
2.02% 03/25/31	100,000	104,072
3.30% 04/25/23 (f)	100,000	104,738
3.39% 03/25/24	200,000	213,924
3.41% 12/25/26	450,000	501,570
3.56% 01/25/29	565,000	647,384
3.78% 11/25/51	188,278	208,964
3.90% 04/25/28	100,000	115,898
Federal National Mortgage Assoc.
1.27% 07/25/30	80,000	78,377
1.51% 03/25/31 (f)	145,000	143,168
3.18% 06/25/27 (f)	251,854	277,207
		2,565,148
Asset Backed - 0.0% *
American Express Credit Account Master Trust
2.35% 05/15/25	100,000	102,711
BA Credit Card Trust
0.44% 09/15/26	9,000	8,976
Carmax Auto Owner Trust
3.48% 02/15/24	150,000	155,563
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	189,000	189,681
Verizon Owner Trust
0.47% 02/20/25	100,000	100,286

See Notes to Schedule of Investments and Notes to Financial Statements.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
World Omni Auto Receivables Trust 2021-B
0.42% 06/15/26	$ 100,000	$ 99,734
		656,951
Corporate Notes - 8.2%
3M Co.
3.00% 08/07/25	40,000	43,341
3.25% 02/14/24	75,000	80,152
3.38% 03/01/29	50,000	56,017
3.63% 09/14/28	25,000	28,452
4.00% 09/14/48	55,000	67,273
Abbott Laboratories
3.75% 11/30/26	57,000	64,476
4.75% 11/30/36	100,000	128,787
4.90% 11/30/46	100,000	136,470
AbbVie Inc.
2.60% 11/21/24	50,000	52,742
3.20% 11/21/29	105,000	113,962
3.25% 10/01/22	100,000	102,793
3.75% 11/14/23	35,000	37,558
3.80% 03/15/25	100,000	109,364
4.25% 11/14/28 - 11/21/49	60,000	71,349
4.30% 05/14/36	100,000	118,631
4.40% 11/06/42	150,000	182,308
4.50% 05/14/35	70,000	84,556
4.70% 05/14/45	50,000	62,383
4.75% 03/15/45	100,000	125,315
4.88% 11/14/48	25,000	32,417
Activision Blizzard Inc.
2.50% 09/15/50	180,000	161,797
Adobe Inc.
1.90% 02/01/25	100,000	103,950
3.25% 02/01/25	70,000	75,820
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	27,590
AEP Texas Inc.
3.45% 05/15/51	35,000	36,196
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% 10/01/25 - 04/03/26	150,000	165,013
6.50% 07/15/25	150,000	175,879
Aetna Inc.
2.75% 11/15/22	50,000	51,352
Aflac Inc.
1.13% 03/15/26	40,000	40,084
3.63% 11/15/24	50,000	54,826
	Principal Amount	Fair Value
African Development Bank
0.75% 04/03/23	$ 100,000	$ 100,797
0.88% 03/23/26	200,000	199,816
Agilent Technologies Inc.
2.10% 06/04/30	115,000	113,852
2.75% 09/15/29	25,000	26,224
Air Lease Corp.
0.70% 02/15/24	100,000	99,520
2.88% 01/15/26	120,000	126,210
3.38% 07/01/25	95,000	101,984
3.88% 07/03/23	50,000	53,061
4.25% 02/01/24	100,000	108,320
Air Products & Chemicals Inc.
1.50% 10/15/25	10,000	10,231
2.05% 05/15/30	10,000	10,194
2.70% 05/15/40	25,000	25,301
2.80% 05/15/50	20,000	20,041
Aircastle Ltd.
4.13% 05/01/24	20,000	21,356
5.00% 04/01/23	20,000	21,395
Alabama Power Co.
3.45% 10/01/49	50,000	54,635
Alexandria Real Estate Equities Inc.
1.88% 02/01/33	170,000	160,900
3.45% 04/30/25	100,000	109,075
4.00% 02/01/50	25,000	28,835
4.70% 07/01/30	15,000	17,874
Alibaba Group Holding Ltd.
3.15% 02/09/51	100,000	98,387
4.00% 12/06/37	100,000	112,165
4.20% 12/06/47	60,000	69,235
Allegion PLC
3.50% 10/01/29	15,000	16,299
Ally Financial Inc.
1.45% 10/02/23	170,000	172,677
Alphabet Inc.
0.45% 08/15/25	190,000	187,976
1.10% 08/15/30	65,000	61,742
2.05% 08/15/50	165,000	146,037
3.38% 02/25/24	125,000	134,410
Altria Group Inc.
2.63% 09/16/26	100,000	105,225
3.40% 02/04/41	100,000	95,221
3.70% 02/04/51	200,000	189,560
4.00% 02/04/61	100,000	96,383
4.25% 08/09/42	113,000	118,051
4.45% 05/06/50	120,000	127,691
4.80% 02/14/29	40,000	46,386

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
5.38% 01/31/44	$ 70,000	$ 83,178
5.80% 02/14/39	15,000	18,493
5.95% 02/14/49	40,000	51,206
Amazon.com Inc.
0.40% 06/03/23	105,000	105,226
0.45% 05/12/24	25,000	24,952
0.80% 06/03/25	135,000	135,263
1.00% 05/12/26	50,000	50,018
1.50% 06/03/30	65,000	63,692
1.65% 05/12/28	50,000	50,403
2.10% 05/12/31	50,000	50,842
2.50% 06/03/50	80,000	75,561
2.88% 05/12/41	50,000	51,620
3.10% 05/12/51	50,000	52,560
3.15% 08/22/27	100,000	110,480
3.25% 05/12/61	50,000	52,932
3.88% 08/22/37	100,000	119,041
4.25% 08/22/57	100,000	127,952
4.80% 12/05/34	150,000	193,218
Amcor Flexibles North America Inc.
2.69% 05/25/31	65,000	66,267
America Movil SAB de C.V.
2.88% 05/07/30	100,000	105,406
3.13% 07/16/22	50,000	51,360
6.13% 03/30/40	100,000	141,757
American Airlines Pass Through Trust
3.15% 08/15/33	70,939	72,662
American Campus Communities Operating Partnership LP
3.63% 11/15/27	30,000	32,712
American Electric Power Company Inc.
3.20% 11/13/27	100,000	108,097
American Express Co.
3.00% 10/30/24	100,000	107,249
3.40% 02/27/23	100,000	104,694
3.63% 12/05/24	50,000	54,721
American Financial Group Inc.
3.50% 08/15/26	65,000	70,703
American Homes 4 Rent LP
4.90% 02/15/29	100,000	116,542
American Honda Finance Corp.
1.20% 07/08/25	150,000	151,201
2.00% 03/24/28	195,000	200,074
2.40% 06/27/24	25,000	26,275
2.60% 11/16/22	100,000	103,165
	Principal Amount	Fair Value
American International Group Inc.
2.50% 06/30/25	$ 100,000	$ 105,495
3.40% 06/30/30	100,000	109,688
4.25% 03/15/29	100,000	115,419
4.38% 06/30/50	65,000	79,156
4.50% 07/16/44	50,000	60,691
American Tower Corp.
2.40% 03/15/25	100,000	104,522
3.10% 06/15/50	100,000	97,775
3.50% 01/31/23	50,000	52,380
3.95% 03/15/29	100,000	112,395
American Water Capital Corp.
2.30% 06/01/31	50,000	50,833
2.80% 05/01/30	100,000	106,004
3.25% 06/01/51	50,000	52,318
AmerisourceBergen Corp.
3.45% 12/15/27	100,000	109,122
Amgen Inc.
2.20% 02/21/27	100,000	103,842
3.15% 02/21/40	75,000	78,000
3.20% 11/02/27	100,000	109,112
3.38% 02/21/50	75,000	79,034
4.56% 06/15/48	50,000	62,864
4.66% 06/15/51	105,000	135,605
Amphenol Corp.
2.80% 02/15/30	50,000	52,919
4.35% 06/01/29	25,000	29,325
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70% 02/01/36	150,000	183,970
4.90% 02/01/46	120,000	151,789
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	100,000	111,141
4.00% 04/13/28	55,000	62,621
4.35% 06/01/40	300,000	357,003
4.38% 04/15/38	115,000	137,050
4.50% 06/01/50	100,000	121,939
4.60% 04/15/48	135,000	165,048
4.75% 01/23/29 - 04/15/58	105,000	128,153
5.45% 01/23/39	35,000	46,173
5.55% 01/23/49	65,000	89,372
5.80% 01/23/59	25,000	36,130
Anthem Inc.
3.30% 01/15/23	100,000	104,336
3.70% 09/15/49	100,000	111,178
4.38% 12/01/47	65,000	79,296
4.65% 01/15/43	100,000	124,811

See Notes to Schedule of Investments and Notes to Financial Statements.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Aon Corp.
3.75% 05/02/29	$ 25,000	$ 28,135
4.50% 12/15/28	100,000	116,925
Apple Inc.
0.70% 02/08/26	200,000	197,802
0.75% 05/11/23	100,000	100,829
1.20% 02/08/28	200,000	197,022
2.40% 01/13/23 - 08/20/50	160,000	155,243
2.75% 01/13/25	50,000	53,458
3.00% 11/13/27	100,000	109,455
3.25% 02/23/26	60,000	65,887
3.75% 11/13/47	50,000	58,582
4.38% 05/13/45	65,000	82,858
4.50% 02/23/36	150,000	189,414
4.65% 02/23/46	185,000	245,473
Applied Materials Inc.
3.90% 10/01/25	60,000	66,975
Aptiv Corp.
4.15% 03/15/24	50,000	54,212
Arch Capital Finance LLC
4.01% 12/15/26	100,000	113,108
5.03% 12/15/46	100,000	130,347
Ares Capital Corp.
2.15% 07/15/26	100,000	99,492
3.88% 01/15/26	100,000	107,196
4.20% 06/10/24	65,000	69,865
Arizona Public Service Co.
2.65% 09/15/50	65,000	61,523
4.25% 03/01/49	25,000	30,406
Arrow Electronics Inc.
4.00% 04/01/25	40,000	43,408
Ascension Health
3.95% 11/15/46	125,000	152,532
Asian Development Bank
0.25% 07/14/23 - 10/06/23	235,000	234,574
0.50% 02/04/26	200,000	196,796
0.75% 10/08/30	100,000	93,631
1.00% 04/14/26	300,000	301,656
1.50% 03/04/31	200,000	200,296
1.75% 09/19/29	50,000	51,402
2.13% 03/19/25	100,000	105,255
2.63% 01/30/24	100,000	105,631
2.75% 03/17/23	295,000	307,499
3.13% 09/26/28	25,000	28,136
Assurant Inc.
2.65% 01/15/32	100,000	99,799
4.90% 03/27/28	50,000	58,273
AstraZeneca PLC
0.70% 04/08/26	150,000	146,143
	Principal Amount	Fair Value
1.38% 08/06/30	$ 100,000	$ 94,754
2.13% 08/06/50	115,000	100,367
3.50% 08/17/23	25,000	26,554
4.00% 01/17/29	20,000	22,989
4.38% 08/17/48	20,000	25,224
6.45% 09/15/37	50,000	74,529
AT&T Inc.
0.90% 03/25/24	100,000	100,215
1.65% 02/01/28	45,000	44,665
1.70% 03/25/26	200,000	202,148
2.25% 02/01/32	110,000	108,118
2.75% 06/01/31	100,000	103,959
3.30% 02/01/52	150,000	146,097
3.40% 05/15/25	100,000	108,963
3.50% 09/15/53 (b)	198,000	198,578
3.50% 02/01/61	200,000	196,044
3.55% 09/15/55 (b)	186,000	186,376
3.65% 06/01/51	100,000	104,509
3.80% 12/01/57 (b)	58,000	60,610
4.10% 02/15/28	106,000	120,883
4.30% 02/15/30	20,000	23,124
4.35% 03/01/29 - 06/15/45	150,000	172,879
4.50% 05/15/35	95,000	111,490
4.75% 05/15/46	150,000	182,232
Athene Holding Ltd.
3.50% 01/15/31	10,000	10,672
Atmos Energy Corp.
0.63% 03/09/23	235,000	235,063
4.30% 10/01/48	100,000	121,840
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	55,757
Automatic Data Processing Inc.
1.25% 09/01/30	40,000	38,210
1.70% 05/15/28	20,000	20,165
AutoNation Inc.
3.80% 11/15/27	50,000	54,799
AutoZone Inc.
3.75% 04/18/29	100,000	111,545
AvalonBay Communities Inc.
3.20% 01/15/28	40,000	43,400
3.45% 06/01/25	115,000	125,606
Avangrid Inc.
3.20% 04/15/25	100,000	107,510
3.80% 06/01/29	50,000	56,467
AXA S.A.
8.60% 12/15/30	100,000	151,856

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Baidu Inc.
3.08% 04/07/25	$ 100,000	$ 105,899
4.38% 03/29/28	100,000	113,726
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77% 12/15/22	50,000	51,644
3.34% 12/15/27	50,000	54,690
4.08% 12/15/47	50,000	57,292
Banco Bilbao Vizcaya Argentaria S.A.
0.88% 09/18/23	100,000	100,328
1.13% 09/18/25	100,000	99,189
Banco Santander S.A.
3.13% 02/23/23	100,000	104,113
3.31% 06/27/29	100,000	108,614
3.80% 02/23/28	100,000	110,522
4.25% 04/11/27	100,000	112,725
Bank of America Corp.
3.50% 04/19/26	145,000	159,606
3.88% 08/01/25	50,000	55,531
3.95% 04/21/25	55,000	60,394
4.00% 04/01/24	50,000	54,515
4.18% 11/25/27	100,000	111,968
6.11% 01/29/37	100,000	137,235
Bank of America Corp. (0.52% fixed rate until 06/14/23; 0.41% + SOFR thereafter)
0.52% 06/14/24 (f)	250,000	249,927
Bank of America Corp. (0.81% fixed rate until 10/24/23; 0.74% + SOFR thereafter)
0.81% 10/24/24 (f)	100,000	100,336
Bank of America Corp. (0.98% fixed rate until 09/25/24; 0.91% + SOFR thereafter)
0.98% 09/25/25 (f)	100,000	99,883
Bank of America Corp. (1.20% fixed rate until 10/24/25; 1.01% + SOFR thereafter)
1.20% 10/24/26 (f)	100,000	99,185
Bank of America Corp. (1.32% fixed rate until 06/19/25; 1.15% + SOFR thereafter)
1.32% 06/19/26 (f)	150,000	150,360
Bank of America Corp. (1.49% fixed rate until 05/19/23; 1.46% + SOFR thereafter)
1.49% 05/19/24 (f)	200,000	203,534
	Principal Amount	Fair Value
Bank of America Corp. (1.66% fixed rate until 03/11/26; 0.91% + SOFR thereafter)
1.66% 03/11/27 (f)	$ 250,000	$ 252,110
Bank of America Corp. (1.92% fixed rate until 10/24/30; 1.37% + SOFR thereafter)
1.92% 10/24/31 (f)	100,000	97,468
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (f)	200,000	201,634
Bank of America Corp. (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)
2.46% 10/22/25 (f)	100,000	104,643
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (f)	75,000	77,206
Bank of America Corp. (2.83% fixed rate until 10/24/50; 1.88% + SOFR thereafter)
2.83% 10/24/51 (f)	125,000	122,181
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88% 10/22/30 (f)	100,000	105,271
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19% 07/23/30 (f)	50,000	53,829
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (f)	107,000	116,665
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46% 03/15/25 (f)	100,000	106,885
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55% 03/05/24 (f)	100,000	105,054

See Notes to Schedule of Investments and Notes to Financial Statements.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (f)	$ 100,000	$ 109,484
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (f)	100,000	115,699
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97% 03/05/29 (f)	100,000	112,737
Bank of America Corp. (4.08% fixed rate until 03/20/50; 3.15% + 3 month USD LIBOR thereafter)
4.08% 03/20/51 (f)	100,000	119,351
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08% 04/23/40 (f)	150,000	175,411
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (f)	50,000	59,424
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33% 03/15/50 (f)	100,000	123,286
Bank of Montreal
2.05% 11/01/22	20,000	20,467
3.30% 02/05/24	100,000	107,093
Bank of Montreal (0.95% fixed rate until 01/22/26; 0.60% + SOFR thereafter)
0.95% 01/22/27 (f)	100,000	98,246
Banner Health
2.34% 01/01/30	75,000	76,713
Barclays PLC
3.65% 03/16/25	50,000	54,222
4.38% 01/12/26	100,000	112,043
Barclays PLC (1.01% fixed rate until 12/10/23; 0.80% + 1 year CMT Rate thereafter)
1.01% 12/10/24 (f)	100,000	100,373
	Principal Amount	Fair Value
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85% 05/07/26 (f)	$ 100,000	$ 105,633
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (f)	100,000	104,177
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (f)	100,000	117,177
BAT Capital Corp.
2.79% 09/06/24	100,000	105,147
3.56% 08/15/27	100,000	107,006
3.98% 09/25/50	200,000	195,334
Baxalta Inc.
4.00% 06/23/25	30,000	33,160
Baxter International Inc.
2.60% 08/15/26	130,000	138,303
BBVA USA
3.88% 04/10/25	50,000	55,099
Becton Dickinson & Co.
1.96% 02/11/31	165,000	160,994
3.70% 06/06/27	66,000	73,364
3.73% 12/15/24	50,000	54,461
Bell Canada Inc.
4.30% 07/29/49	30,000	36,391
Berkshire Hathaway Energy Co.
4.05% 04/15/25	100,000	111,039
4.25% 10/15/50	100,000	122,715
4.45% 01/15/49	100,000	125,025
Berkshire Hathaway Finance Corp.
4.20% 08/15/48	100,000	123,466
4.25% 01/15/49	100,000	124,192
Best Buy Company Inc.
4.45% 10/01/28	25,000	28,980
Biogen Inc.
2.25% 05/01/30	85,000	85,226
3.25% 02/15/51 (b)	156,000	156,055
4.05% 09/15/25	80,000	89,075
Black Hills Corp.
3.88% 10/15/49	25,000	26,961
4.35% 05/01/33	30,000	34,989
BlackRock Inc.
1.90% 01/28/31	25,000	25,004
2.40% 04/30/30	20,000	20,940

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.25% 04/30/29	$ 60,000	$ 67,101
Blackstone Secured Lending Fund
2.75% 09/16/26 (b)	50,000	50,685
Block Financial LLC
2.50% 07/15/28	45,000	45,171
Boardwalk Pipelines LP
4.80% 05/03/29	20,000	23,195
Booking Holdings Inc.
3.55% 03/15/28	100,000	111,501
BorgWarner Inc.
2.65% 07/01/27	25,000	26,512
Boston Properties LP
3.40% 06/21/29	50,000	54,366
3.85% 02/01/23	150,000	156,645
Boston Scientific Corp.
1.90% 06/01/25	125,000	128,979
2.65% 06/01/30	100,000	103,380
4.55% 03/01/39	50,000	61,064
BP Capital Markets America Inc.
2.77% 11/10/50	100,000	93,060
2.94% 04/06/23	100,000	104,302
2.94% 06/04/51	70,000	67,131
3.19% 04/06/25	100,000	107,731
3.41% 02/11/26	50,000	54,702
3.94% 09/21/28	100,000	113,898
4.23% 11/06/28	50,000	57,990
BP Capital Markets PLC
2.50% 11/06/22	100,000	102,875
BPCE S.A.
4.00% 04/15/24	50,000	54,526
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	28,003
Bristol-Myers Squibb Co.
0.54% 11/13/23	235,000	235,146
0.75% 11/13/25	250,000	247,757
1.13% 11/13/27	50,000	49,182
1.45% 11/13/30	30,000	29,002
2.00% 08/01/22	50,000	50,946
2.35% 11/13/40	20,000	19,249
2.55% 11/13/50	30,000	28,730
2.75% 02/15/23	50,000	51,824
3.40% 07/26/29	55,000	61,611
3.45% 11/15/27	50,000	55,757
4.13% 06/15/39	15,000	18,135
4.25% 10/26/49	40,000	50,522
4.35% 11/15/47	50,000	63,382
	Principal Amount	Fair Value
5.00% 08/15/45	$ 38,000	$ 51,998
Britannia Industries Ltd.
5.50% 06/03/24	41,934	571
British Telecommunications PLC
9.63% 12/15/30	50,000	77,535
Brixmor Operating Partnership LP
4.05% 07/01/30	100,000	112,124
4.13% 05/15/29	50,000	56,066
Broadcom Inc.
1.95% 02/15/28 (b)	180,000	180,085
3.15% 11/15/25	140,000	150,167
3.46% 09/15/26	115,000	125,163
3.47% 04/15/34 (b)	200,000	211,680
3.50% 02/15/41 (b)	100,000	102,622
4.30% 11/15/32	130,000	148,021
4.75% 04/15/29	100,000	116,327
Broadridge Financial Solutions Inc.
3.40% 06/27/26	80,000	87,858
Brookfield Finance Inc.
2.72% 04/15/31	80,000	82,502
3.90% 01/25/28	100,000	111,747
Brown & Brown Inc.
4.50% 03/15/29	100,000	114,848
Brown-Forman Corp.
4.00% 04/15/38	30,000	35,332
Bunge Limited Finance Corp.
1.63% 08/17/25	50,000	50,556
4.35% 03/15/24	50,000	54,428
Burlington Northern Santa Fe LLC
3.55% 02/15/50	100,000	113,266
5.75% 05/01/40	100,000	141,753
California Institute of Technology
3.65% 09/01/19	20,000	22,609
Camden Property Trust
2.80% 05/15/30	10,000	10,597
3.35% 11/01/49	10,000	10,923
4.10% 10/15/28	10,000	11,495
Campbell Soup Co.
2.38% 04/24/30	15,000	15,111
3.65% 03/15/23	15,000	15,760
4.15% 03/15/28	50,000	56,996
4.80% 03/15/48	20,000	24,657
Canadian Imperial Bank of Commerce
2.25% 01/28/25	100,000	104,541

See Notes to Schedule of Investments and Notes to Financial Statements.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.10% 04/02/24	$ 100,000	$ 106,312
Canadian National Railway Co.
2.95% 11/21/24	55,000	58,643
Canadian Natural Resources Ltd.
3.80% 04/15/24	50,000	53,742
3.85% 06/01/27	100,000	110,143
3.90% 02/01/25	50,000	54,437
Canadian Pacific Railway Co.
2.05% 03/05/30	20,000	19,931
2.90% 02/01/25	50,000	53,089
Capital One Financial Corp.
3.75% 07/28/26 - 03/09/27	230,000	254,632
3.90% 01/29/24	125,000	134,879
4.20% 10/29/25	90,000	100,471
Cardinal Health Inc.
3.20% 03/15/23	50,000	52,223
Carrier Global Corp.
2.24% 02/15/25	15,000	15,606
2.49% 02/15/27	15,000	15,697
2.72% 02/15/30	25,000	25,919
3.58% 04/05/50	25,000	26,537
Caterpillar Financial Services Corp.
0.25% 03/01/23	65,000	64,944
0.90% 03/02/26	100,000	99,701
1.95% 11/18/22	50,000	51,112
2.55% 11/29/22	50,000	51,592
3.25% 12/01/24	100,000	108,704
Caterpillar Inc.
3.25% 04/09/50	100,000	110,831
3.80% 08/15/42	100,000	118,941
Celulosa Arauco y Constitucion S.A.
3.88% 11/02/27	100,000	107,685
CenterPoint Energy Houston Electric LLC
2.35% 04/01/31	55,000	56,448
3.35% 04/01/51	85,000	93,583
4.25% 02/01/49	110,000	137,320
4.50% 04/01/44	50,000	64,676
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	66,495
3.50% 06/01/41	300,000	302,034
3.70% 04/01/51	105,000	104,492
4.46% 07/23/22	100,000	103,513
	Principal Amount	Fair Value
4.80% 03/01/50	$ 95,000	$ 109,450
4.91% 07/23/25	135,000	153,074
6.48% 10/23/45	150,000	207,031
Chevron Corp.
2.90% 03/03/24	50,000	52,918
2.95% 05/16/26	100,000	108,439
2.98% 05/11/40	115,000	120,254
Chevron USA Inc.
3.25% 10/15/29	100,000	110,853
Choice Hotels International Inc.
3.70% 12/01/29	25,000	27,096
Chubb INA Holdings Inc.
1.38% 09/15/30	165,000	156,969
4.35% 11/03/45	100,000	126,447
CI Financial Corp.
4.10% 06/15/51	50,000	52,092
Cigna Corp.
2.38% 03/15/31	60,000	60,838
2.40% 03/15/30	15,000	15,316
3.40% 03/15/50	160,000	166,434
3.75% 07/15/23	20,000	21,294
4.38% 10/15/28	40,000	46,558
4.80% 08/15/38	30,000	37,366
4.90% 12/15/48	130,000	168,025
Cimarex Energy Co.
4.38% 03/15/29	50,000	56,848
Cintas Corporation No. 2
3.70% 04/01/27	100,000	111,936
Cisco Systems Inc.
5.90% 02/15/39	100,000	145,548
Citibank NA
3.65% 01/23/24	100,000	107,617
Citigroup Inc.
3.88% 03/26/25	50,000	54,875
4.30% 11/20/26	100,000	112,981
4.75% 05/18/46	50,000	63,605
5.88% 01/30/42	72,000	103,662
6.13% 08/25/36	155,000	214,225
Citigroup Inc. (0.78% fixed rate until 10/30/23; 0.69% + SOFR thereafter)
0.78% 10/30/24 (f)	100,000	100,236
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98% 05/01/25 (f)	100,000	100,249

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Citigroup Inc. (1.46% fixed rate until 06/09/26; 0.77% + SOFR thereafter)
1.46% 06/09/27 (f)	$ 200,000	$ 199,140
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (f)	110,000	112,064
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (f)	50,000	53,036
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.84% + SOFR thereafter)
3.11% 04/08/26 (f)	100,000	106,984
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35% 04/24/25 (f)	100,000	106,658
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52% 10/27/28 (f)	100,000	109,510
Citigroup Inc. (5.32% fixed rate until 03/26/40; 4.55% + SOFR thereafter)
5.32% 03/26/41 (f)	150,000	201,180
Citizens Financial Group Inc.
2.50% 02/06/30	30,000	30,800
3.25% 04/30/30	65,000	70,411
Citrix Systems Inc.
3.30% 03/01/30	25,000	26,315
CME Group Inc.
3.00% 03/15/25	50,000	53,599
CNA Financial Corp.
2.05% 08/15/30	45,000	44,237
CNH Industrial Capital LLC
1.95% 07/02/23	65,000	66,638
CNH Industrial N.V.
3.85% 11/15/27	15,000	16,633
CNOOC Finance 2014 ULC
4.25% 04/30/24	100,000	108,489
CNOOC Petroleum North America ULC
6.40% 05/15/37	100,000	131,251
Colgate-Palmolive Co.
3.25% 03/15/24	50,000	53,675
	Principal Amount	Fair Value
Comcast Corp.
1.50% 02/15/31	$ 100,000	$ 94,751
2.45% 08/15/52	190,000	171,532
2.65% 02/01/30 - 08/15/62	160,000	150,909
3.15% 02/15/28	100,000	109,657
3.38% 08/15/25	100,000	109,153
3.40% 04/01/30	100,000	110,447
3.45% 02/01/50	135,000	146,236
3.55% 05/01/28	100,000	111,897
3.70% 04/15/24	55,000	59,613
3.90% 03/01/38	100,000	114,675
3.97% 11/01/47	100,000	116,661
4.00% 03/01/48	50,000	58,517
4.15% 10/15/28	45,000	52,106
4.60% 10/15/38	130,000	161,139
4.70% 10/15/48	40,000	51,859
Comerica Inc.
3.70% 07/31/23	25,000	26,589
4.00% 02/01/29	50,000	57,465
CommonSpirit Health
4.19% 10/01/49	100,000	114,845
Commonwealth Edison Co.
4.00% 03/01/49	100,000	119,845
4.60% 08/15/43	150,000	189,675
Conagra Brands Inc.
4.30% 05/01/24	5,000	5,487
4.85% 11/01/28	25,000	29,779
5.30% 11/01/38	110,000	139,908
5.40% 11/01/48	20,000	26,733
ConocoPhillips
2.40% 02/15/31 (b)	125,000	127,966
4.85% 08/15/48 (b)	325,000	427,931
6.50% 02/01/39	100,000	147,908
ConocoPhillips Co.
4.95% 03/15/26	100,000	116,100
Consolidated Edison Company of New York Inc.
3.88% 06/15/47	100,000	112,222
3.95% 03/01/43	150,000	168,591
4.00% 12/01/28	25,000	28,678
4.13% 05/15/49	50,000	58,394
Constellation Brands Inc.
3.50% 05/09/27	100,000	110,332
3.75% 05/01/50	5,000	5,513
4.75% 11/15/24	100,000	112,316
5.25% 11/15/48	15,000	20,017
Consumers Energy Co.
3.75% 02/15/50	100,000	117,584
4.05% 05/15/48	50,000	61,075

See Notes to Schedule of Investments and Notes to Financial Statements.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Cooperatieve Rabobank UA
0.38% 01/12/24	$ 250,000	$ 249,022
3.95% 11/09/22	100,000	104,673
4.63% 12/01/23	50,000	54,648
Corning Inc.
3.90% 11/15/49	50,000	56,628
Corp. Andina de Fomento
1.63% 09/23/25	200,000	201,844
Costco Wholesale Corp.
3.00% 05/18/27	100,000	109,750
Council Of Europe Development Bank
2.63% 02/13/23	120,000	124,482
Credit Suisse AG
0.50% 02/02/24	290,000	288,950
3.63% 09/09/24	50,000	54,300
Credit Suisse Group AG
4.88% 05/15/45	50,000	63,095
Crown Castle International Corp.
1.05% 07/15/26	300,000	293,502
2.10% 04/01/31	100,000	97,531
2.25% 01/15/31	55,000	54,272
3.15% 07/15/23	55,000	57,785
3.80% 02/15/28	100,000	111,116
5.20% 02/15/49	50,000	64,968
CSX Corp.
2.60% 11/01/26	100,000	106,490
4.10% 03/15/44	68,000	79,585
4.50% 03/15/49	95,000	118,759
4.75% 11/15/48	65,000	84,101
CubeSmart LP
2.00% 02/15/31	125,000	121,524
4.38% 02/15/29	15,000	17,159
Cummins Inc.
1.50% 09/01/30	100,000	96,484
CVS Health Corp.
2.63% 08/15/24	100,000	105,588
2.70% 08/21/40	100,000	96,969
2.75% 12/01/22	50,000	51,390
3.38% 08/12/24	50,000	53,753
3.70% 03/09/23	16,000	16,844
4.10% 03/25/25	13,000	14,412
4.13% 04/01/40	100,000	115,924
4.30% 03/25/28	110,000	126,368
4.78% 03/25/38	145,000	178,356
5.05% 03/25/48	115,000	149,553
	Principal Amount	Fair Value
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24	$ 25,000	$ 26,393
3.45% 11/15/29	30,000	31,952
Danaher Corp.
2.60% 10/01/50	100,000	95,504
Darden Restaurants Inc.
4.55% 02/15/48	15,000	17,620
Deere & Co.
3.90% 06/09/42	71,000	87,302
Dell International LLC/EMC Corp.
5.30% 10/01/29	100,000	120,608
6.02% 06/15/26	90,000	107,941
6.20% 07/15/30	100,000	128,572
8.10% 07/15/36	100,000	152,948
Delmarva Power & Light Co.
4.15% 05/15/45	100,000	119,251
Deutsche Bank AG
3.30% 11/16/22	100,000	103,481
Deutsche Bank AG (2.22% fixed rate until 09/18/23; 2.16% + SOFR thereafter)
2.22% 09/18/24 (f)	100,000	102,684
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (f)	100,000	106,416
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96% 11/26/25 (f)	50,000	54,107
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	74,885
Devon Energy Corp.
5.00% 06/15/45	100,000	117,678
DH Europe Finance II Sarl
3.40% 11/15/49	100,000	110,000
Diageo Capital PLC
1.38% 09/29/25	100,000	101,644
2.13% 04/29/32	100,000	100,535
Diamondback Energy Inc.
2.88% 12/01/24	30,000	31,712
3.25% 12/01/26	20,000	21,434
3.50% 12/01/29	50,000	53,592
4.75% 05/31/25	65,000	73,280
Digital Realty Trust LP
4.45% 07/15/28	50,000	57,984

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Discover Bank
4.20% 08/08/23	$ 150,000	$ 161,545
Discover Financial Services
4.50% 01/30/26	100,000	113,185
Discovery Communications LLC
3.45% 03/15/25	135,000	144,929
3.90% 11/15/24	50,000	54,247
4.65% 05/15/50	100,000	117,042
Dollar General Corp.
4.13% 05/01/28	70,000	80,214
Dollar Tree Inc.
3.70% 05/15/23	20,000	21,129
4.00% 05/15/25	50,000	55,181
4.20% 05/15/28	25,000	28,521
Dominion Energy Inc.
1.45% 04/15/26	40,000	40,297
3.30% 04/15/41	30,000	31,478
4.25% 06/01/28	50,000	57,459
Dominion Energy South Carolina Inc.
5.10% 06/01/65	50,000	72,474
DTE Electric Co.
2.25% 03/01/30	125,000	128,397
2.95% 03/01/50	25,000	25,643
3.70% 03/15/45	45,000	51,413
DTE Energy Co.
3.85% 12/01/23	50,000	53,495
Duke Energy Carolinas LLC
3.05% 03/15/23	50,000	52,197
3.70% 12/01/47	50,000	56,337
3.95% 03/15/48	50,000	58,678
Duke Energy Corp.
3.05% 08/15/22	139,000	142,130
Duke Energy Florida LLC
3.20% 01/15/27	100,000	109,234
3.40% 10/01/46	100,000	108,518
3.80% 07/15/28	50,000	56,631
Duke Energy Ohio Inc.
3.65% 02/01/29	100,000	111,421
4.30% 02/01/49	100,000	123,457
Duke Realty LP
3.38% 12/15/27	50,000	55,001
DuPont de Nemours Inc.
4.21% 11/15/23	50,000	54,131
4.73% 11/15/28	50,000	59,590
5.32% 11/15/38	15,000	19,825
5.42% 11/15/48	40,000	55,549
	Principal Amount	Fair Value
DXC Technology Co.
4.13% 04/15/25	$ 85,000	$ 93,411
Eagle Materials Inc.
2.50% 07/01/31 (e)	25,000	24,813
Eaton Vance Corp.
3.50% 04/06/27	100,000	108,982
eBay Inc.
1.90% 03/11/25	40,000	41,362
2.60% 05/10/31	100,000	101,771
Ecolab Inc.
2.38% 08/10/22	100,000	102,092
3.25% 12/01/27	70,000	77,079
Ecopetrol S.A.
4.13% 01/16/25	150,000	157,887
Edison International
4.13% 03/15/28	50,000	53,222
Eli Lilly & Co.
2.75% 06/01/25	22,000	23,518
3.38% 03/15/29	30,000	33,668
3.95% 03/15/49	50,000	60,694
4.15% 03/15/59	50,000	63,411
Emera US Finance LP
3.55% 06/15/26	60,000	65,615
Emerson Electric Co.
1.95% 10/15/30	50,000	50,560
2.63% 02/15/23	100,000	103,177
Emory University
2.14% 09/01/30	65,000	66,435
2.97% 09/01/50	65,000	68,093
Enable Midstream Partners LP
4.95% 05/15/28	60,000	68,712
Enbridge Energy Partners LP
5.88% 10/15/25	125,000	147,687
Enbridge Inc.
2.50% 08/01/33	100,000	100,045
3.50% 06/10/24	65,000	69,829
Enel Chile S.A.
4.88% 06/12/28	50,000	57,747
Energy Transfer LP
4.50% 04/15/24	135,000	147,033
4.95% 06/15/28	75,000	86,972
6.50% 02/01/42	150,000	194,719
Energy Transfer Operating LP
4.20% 09/15/23	25,000	26,731
5.25% 04/15/29	25,000	29,531
5.88% 01/15/24	100,000	110,781
6.00% 06/15/48	50,000	63,226
6.25% 04/15/49	125,000	164,379

See Notes to Schedule of Investments and Notes to Financial Statements.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Entergy Louisiana LLC
0.62% 11/17/23	$ 25,000	$ 25,032
2.35% 06/15/32	100,000	101,419
3.10% 06/15/41	100,000	105,687
4.05% 09/01/23	50,000	53,352
Entergy Texas Inc.
1.75% 03/15/31	65,000	62,217
4.00% 03/30/29	100,000	112,799
Enterprise Products Operating LLC
2.80% 01/31/30	100,000	105,657
3.70% 02/15/26	35,000	38,766
3.90% 02/15/24	75,000	80,732
4.15% 10/16/28	25,000	28,716
4.20% 01/31/50	35,000	40,508
4.25% 02/15/48	25,000	28,756
4.45% 02/15/43	142,000	167,843
4.80% 02/01/49	25,000	30,787
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38% 02/15/78 (f)	50,000	51,494
EOG Resources Inc.
3.15% 04/01/25	80,000	86,213
4.38% 04/15/30	100,000	118,528
Equifax Inc.
2.60% 12/01/24	50,000	52,701
3.10% 05/15/30	30,000	32,287
Equinix Inc.
2.15% 07/15/30	115,000	114,239
2.50% 05/15/31	100,000	101,754
2.63% 11/18/24	65,000	68,428
Equinor ASA
2.45% 01/17/23	150,000	154,803
2.88% 04/06/25	100,000	106,845
3.63% 04/06/40	100,000	113,714
3.95% 05/15/43	100,000	116,840
ERP Operating LP
3.00% 04/15/23	150,000	155,940
Essential Utilities Inc.
2.70% 04/15/30	100,000	103,891
Essex Portfolio LP
3.63% 05/01/27	100,000	110,203
European Bank for Reconstruction & Development
1.50% 02/13/25	300,000	308,886
	Principal Amount	Fair Value
European Investment Bank
0.25% 09/15/23	$ 100,000	$ 99,797
0.38% 12/15/25	100,000	98,131
2.00% 12/15/22	200,000	205,170
2.25% 06/24/24	250,000	262,885
2.63% 03/15/24	285,000	301,667
Everest Reinsurance Holdings Inc.
3.50% 10/15/50	100,000	106,729
Evergy Metro Inc.
4.20% 06/15/47	100,000	120,619
Eversource Energy
2.90% 10/01/24	100,000	105,922
3.15% 01/15/25	125,000	133,496
Exelon Generation Company LLC
3.25% 06/01/25	95,000	102,420
Expedia Group Inc.
3.25% 02/15/30	35,000	36,565
4.63% 08/01/27	90,000	101,691
Exxon Mobil Corp.
1.57% 04/15/23	100,000	102,164
1.90% 08/16/22	20,000	20,372
2.02% 08/16/24	50,000	52,033
2.44% 08/16/29	50,000	52,308
2.71% 03/06/25	50,000	53,182
2.99% 03/19/25	100,000	107,296
3.04% 03/01/26	150,000	162,814
3.10% 08/16/49	25,000	25,496
3.18% 03/15/24	50,000	53,265
4.23% 03/19/40	100,000	119,664
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	28,601
Federal Realty Investment Trust
3.20% 06/15/29	50,000	53,730
FedEx Corp.
2.40% 05/15/31	65,000	66,210
3.25% 05/15/41	30,000	30,889
3.40% 02/15/28	100,000	111,099
4.05% 02/15/48	100,000	114,869
4.75% 11/15/45	95,000	118,410
Fidelity National Financial Inc.
4.50% 08/15/28	25,000	28,763
Fidelity National Information Services Inc.
0.60% 03/01/24	235,000	234,626
Fiserv Inc.
2.25% 06/01/27	100,000	103,774
2.65% 06/01/30	100,000	103,526

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.50% 07/01/29	$ 45,000	$ 49,537
3.80% 10/01/23	25,000	26,755
4.20% 10/01/28	30,000	34,509
4.40% 07/01/49	40,000	48,185
Flex Ltd.
4.88% 06/15/29 - 05/12/30	135,000	156,508
Florida Power & Light Co.
4.13% 02/01/42	100,000	121,865
FMC Corp.
3.45% 10/01/29	50,000	54,540
Fomento Economico Mexicano SAB de C.V.
3.50% 01/16/50	150,000	157,897
Fortune Brands Home & Security Inc.
3.25% 09/15/29	50,000	53,853
Fox Corp.
4.03% 01/25/24	125,000	135,419
FS KKR Capital Corp.
4.13% 02/01/25	25,000	26,594
GATX Corp.
3.50% 03/15/28	100,000	109,847
GE Capital Funding LLC
3.45% 05/15/25	100,000	108,725
4.40% 05/15/30	100,000	116,561
General Dynamics Corp.
3.38% 05/15/23	50,000	52,704
3.75% 05/15/28	55,000	62,545
General Electric Co.
6.75% 03/15/32	100,000	138,683
General Mills Inc.
3.65% 02/15/24	50,000	53,557
General Motors Co.
5.40% 10/02/23	100,000	110,086
6.80% 10/01/27	55,000	69,240
General Motors Financial Company Inc.
1.25% 01/08/26	200,000	198,672
1.70% 08/18/23	100,000	102,022
2.35% 01/08/31	100,000	98,648
2.70% 08/20/27	100,000	103,943
3.25% 01/05/23	50,000	51,888
3.70% 05/09/23	100,000	105,016
4.35% 01/17/27	100,000	112,463
5.20% 03/20/23	105,000	113,056
5.25% 03/01/26	55,000	63,541
Georgia Power Co.
2.20% 09/15/24	100,000	104,144
2.65% 09/15/29	100,000	105,062
	Principal Amount	Fair Value
4.30% 03/15/42	$ 172,000	$ 203,755
Georgia-Pacific LLC
8.88% 05/15/31	50,000	78,915
Gilead Sciences Inc.
0.75% 09/29/23	145,000	145,106
1.65% 10/01/30	80,000	77,362
2.60% 10/01/40	200,000	192,656
3.65% 03/01/26	100,000	110,292
3.70% 04/01/24	50,000	53,730
4.80% 04/01/44	150,000	189,916
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	55,000	60,680
3.88% 05/15/28	100,000	114,588
GlaxoSmithKline Capital PLC
0.53% 10/01/23	100,000	100,157
3.00% 06/01/24	100,000	106,646
Global Payments Inc.
1.20% 03/01/26	100,000	99,160
2.90% 05/15/30	145,000	150,975
4.45% 06/01/28	100,000	115,234
Globe Life Inc.
4.55% 09/15/28	25,000	29,246
GLP Capital LP/GLP Financing II Inc.
4.00% 01/15/31	100,000	107,846
5.25% 06/01/25	10,000	11,265
5.38% 11/01/23 - 04/15/26	30,000	33,928
5.75% 06/01/28	10,000	11,903
Halliburton Co.
2.92% 03/01/30	50,000	51,970
3.50% 08/01/23	6,000	6,323
5.00% 11/15/45	50,000	61,049
Hasbro Inc.
3.00% 11/19/24	50,000	53,183
HCA Inc.
2.38% 07/15/31	100,000	98,970
3.50% 07/15/51	100,000	100,027
4.50% 02/15/27	30,000	33,920
4.75% 05/01/23	30,000	32,158
5.00% 03/15/24	50,000	55,263
5.25% 04/15/25 - 06/15/26	70,000	80,568
5.50% 06/15/47	35,000	45,579
Healthcare Trust of America Holdings LP
3.50% 08/01/26	30,000	32,961
Healthpeak Properties Inc.
2.88% 01/15/31	100,000	105,024
3.00% 01/15/30	50,000	53,036
3.25% 07/15/26	100,000	108,705

See Notes to Schedule of Investments and Notes to Financial Statements.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Hewlett Packard Enterprise Co.
4.45% 10/02/23	$ 100,000	$ 108,204
6.35% 10/15/45	150,000	202,551
Highwoods Realty LP
4.20% 04/15/29	25,000	28,132
Honeywell International Inc.
1.35% 06/01/25	50,000	50,966
2.70% 08/15/29	30,000	32,187
3.35% 12/01/23	50,000	53,449
5.38% 03/01/41	100,000	139,115
Host Hotels & Resorts LP
3.38% 12/15/29	100,000	105,027
HP Inc.
6.00% 09/15/41	162,000	213,059
HSBC Holdings PLC
3.90% 05/25/26	50,000	55,573
5.25% 03/14/44	100,000	129,685
HSBC Holdings PLC (1.65% fixed rate until 04/18/25; 1.54% + SOFR thereafter)
1.65% 04/18/26 (f)	200,000	202,674
HSBC Holdings PLC (2.36% fixed rate until 08/18/30; 1.95% + SOFR thereafter)
2.36% 08/18/31 (f)	100,000	100,057
HSBC Holdings PLC (2.63% fixed rate until 11/07/24; 1.40% + SOFR thereafter)
2.63% 11/07/25 (f)	100,000	104,962
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80% 03/11/25 (f)	100,000	107,527
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95% 05/18/24 (f)	100,000	106,195
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97% 05/22/30 (f)	100,000	111,874
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (f)	100,000	111,295
Hubbell Inc.
3.50% 02/15/28	50,000	54,824
	Principal Amount	Fair Value
Hudson Pacific Properties LP
4.65% 04/01/29	$ 25,000	$ 28,802
Humana Inc.
2.90% 12/15/22	100,000	103,283
Huntsman International LLC
4.50% 05/01/29	20,000	22,759
Husky Energy Inc.
4.00% 04/15/24	100,000	107,090
Hyatt Hotels Corp.
5.75% 04/23/30	25,000	30,344
IDEX Corp.
3.00% 05/01/30	10,000	10,571
Illinois Tool Works Inc.
2.65% 11/15/26	100,000	107,255
3.50% 03/01/24	50,000	53,555
Indiana Michigan Power Co.
3.85% 05/15/28	25,000	28,122
Indiana University Health Inc. Obligated Group
2.85% 11/01/51 (e)	15,000	15,074
ING Groep N.V.
3.95% 03/29/27	100,000	112,286
Ingredion Inc.
2.90% 06/01/30	100,000	104,814
Intel Corp.
2.45% 11/15/29	135,000	142,191
2.60% 05/19/26	50,000	53,472
3.10% 02/15/60	35,000	35,755
3.25% 11/15/49	50,000	53,288
3.75% 03/25/27	100,000	112,950
4.95% 03/25/60	100,000	141,298
Inter-American Development Bank
0.25% 11/15/23	200,000	199,386
0.63% 07/15/25	150,000	149,371
1.75% 03/14/25	100,000	103,893
2.13% 01/15/25	200,000	210,150
2.38% 07/07/27	100,000	107,217
2.63% 01/16/24	100,000	105,553
3.00% 09/26/22	50,000	51,731
Intercontinental Exchange Inc.
2.10% 06/15/30	155,000	154,115
2.65% 09/15/40	100,000	95,832
3.00% 06/15/50	15,000	14,767
3.45% 09/21/23	90,000	95,600
International Bank for Reconstruction & Development
0.25% 11/24/23	100,000	99,697
0.50% 10/28/25	300,000	296,358

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
0.63% 04/22/25	$ 300,000	$ 299,277
0.75% 11/24/27	185,000	180,214
1.25% 02/10/31	250,000	244,260
1.50% 08/28/24	100,000	102,982
1.63% 01/15/25	200,000	206,878
1.75% 10/23/29	150,000	154,293
2.50% 07/29/25	200,000	214,150
International Business Machines Corp.
1.95% 05/15/30	100,000	99,907
2.85% 05/15/40	100,000	101,107
2.95% 05/15/50	100,000	100,305
3.50% 05/15/29	130,000	145,538
4.00% 06/20/42	150,000	175,747
4.15% 05/15/39	100,000	118,821
International Finance Corp.
0.50% 03/20/23	300,000	301,269
International Flavors & Fragrances Inc.
5.00% 09/26/48	15,000	19,428
Intuit Inc.
0.65% 07/15/23	65,000	65,330
Invesco Finance PLC
3.13% 11/30/22	100,000	103,735
Jabil Inc.
3.95% 01/12/28	100,000	111,193
4.70% 09/15/22	23,000	24,128
Jefferies Group LLC
2.75% 10/15/32	85,000	85,439
John Deere Capital Corp.
0.40% 10/10/23	60,000	60,048
0.70% 01/15/26	100,000	98,984
1.45% 01/15/31	70,000	67,677
2.00% 06/17/31	50,000	50,426
2.70% 01/06/23	100,000	103,581
3.45% 06/07/23 - 03/13/25	75,000	81,320
Johnson & Johnson
0.55% 09/01/25	200,000	197,998
2.25% 09/01/50	100,000	93,348
2.45% 03/01/26	75,000	79,877
2.90% 01/15/28	50,000	54,694
3.40% 01/15/38	25,000	28,339
3.50% 01/15/48	30,000	34,810
4.38% 12/05/33	150,000	187,776
Johnson Controls International PLC
3.63% 07/02/24 (g)	75,000	80,586
JPMorgan Chase & Co.
3.13% 01/23/25	50,000	53,656
	Principal Amount	Fair Value
3.25% 09/23/22	$ 136,000	$ 140,881
6.40% 05/15/38	100,000	147,188
JPMorgan Chase & Co. (0.56% fixed rate until 02/16/24; 0.42% + SOFR thereafter)
0.56% 02/16/25 (f)	150,000	149,064
JPMorgan Chase & Co. (0.65% fixed rate until 09/16/23; 0.60% + SOFR thereafter)
0.65% 09/16/24 (f)	100,000	100,053
JPMorgan Chase & Co. (0.70% fixed rate until 03/16/23; 0.58% + SOFR thereafter)
0.70% 03/16/24 (f)	200,000	200,638
JPMorgan Chase & Co. (0.82% fixed rate until 06/01/24; 0.54% + SOFR thereafter)
0.82% 06/01/25 (f)	270,000	269,417
JPMorgan Chase & Co. (0.97% fixed rate until 06/23/24; 0.58% + SOFR thereafter)
0.97% 06/23/25 (f)	150,000	150,177
JPMorgan Chase & Co. (1.04% fixed rate until 02/04/26; 0.70% + SOFR thereafter)
1.04% 02/04/27 (f)	250,000	245,727
JPMorgan Chase & Co. (1.05% fixed rate until 11/19/25; 0.80% + SOFR thereafter)
1.05% 11/19/26 (f)	150,000	148,135
JPMorgan Chase & Co. (1.76% fixed rate until 11/19/30; 1.11% + SOFR thereafter)
1.76% 11/19/31 (f)	100,000	96,042
JPMorgan Chase & Co. (1.95% fixed rate until 02/04/31; 1.07% + SOFR thereafter)
1.95% 02/04/32 (f)	150,000	145,864
JPMorgan Chase & Co. (2.08% fixed rate until 04/22/25; 1.85% + SOFR thereafter)
2.08% 04/22/26 (f)	150,000	155,113

See Notes to Schedule of Investments and Notes to Financial Statements.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.53% fixed rate until 11/19/40; 1.51% + SOFR thereafter)
2.53% 11/19/41 (f)	$ 250,000	$ 238,172
JPMorgan Chase & Co. (2.58% fixed rate until 04/22/31; 1.25% + SOFR thereafter)
2.58% 04/22/32 (f)	75,000	77,054
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (f)	35,000	36,785
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/40; 2.46% + SOFR thereafter)
3.11% 04/22/41 (f)	200,000	207,248
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (f)	50,000	52,062
JPMorgan Chase & Co. (3.33% fixed rate until 04/22/51; 1.58% + SOFR thereafter)
3.33% 04/22/52 (f)	35,000	37,353
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54% 05/01/28 (f)	50,000	54,906
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70% 05/06/30 (f)	75,000	83,880
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80% 07/23/24 (f)	100,000	106,468
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (f)	50,000	57,577
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (f)	$ 100,000	$ 116,203
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (f)	100,000	111,347
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96% 11/15/48 (f)	100,000	117,172
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02% 12/05/24 (f)	50,000	53,965
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45% 12/05/29 (f)	50,000	58,443
Juniper Networks Inc.
3.75% 08/15/29	50,000	55,657
Kaiser Foundation Hospitals
2.81% 06/01/41	65,000	66,412
3.00% 06/01/51	70,000	72,206
Kansas City Southern
3.50% 05/01/50	25,000	26,445
4.70% 05/01/48	50,000	62,304
Kellogg Co.
2.10% 06/01/30	65,000	65,354
2.65% 12/01/23	84,000	88,196
Kennametal Inc.
4.63% 06/15/28	25,000	28,393
Kentucky Utilities Co.
4.38% 10/01/45	40,000	48,746
Keurig Dr Pepper Inc.
3.13% 12/15/23	100,000	106,088
4.60% 05/25/28	50,000	58,720
4.99% 05/25/38	125,000	159,186
KeyBank NA
3.38% 03/07/23	150,000	157,506
3.90% 04/13/29	100,000	112,173
Keysight Technologies Inc.
3.00% 10/30/29	25,000	26,445
Kilroy Realty LP
3.45% 12/15/24	50,000	53,414

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Kimberly-Clark Corp.
1.05% 09/15/27	$ 25,000	$ 24,458
3.20% 07/30/46	125,000	136,254
Kimco Realty Corp.
2.70% 10/01/30	100,000	103,007
3.70% 10/01/49	50,000	54,006
Kinder Morgan Energy Partners LP
5.00% 08/15/42	142,000	170,001
Kinder Morgan Inc.
2.00% 02/15/31	140,000	134,777
3.25% 08/01/50	145,000	140,345
3.60% 02/15/51	200,000	204,350
4.30% 06/01/25	115,000	128,087
5.05% 02/15/46	50,000	60,665
5.30% 12/01/34	100,000	123,681
KLA Corp.
4.65% 11/01/24	115,000	128,411
Koninklijke Philips N.V.
6.88% 03/11/38	100,000	152,312
Kreditanstalt fuer Wiederaufbau
0.25% 04/25/23	220,000	219,989
0.38% 07/18/25	80,000	78,914
0.63% 01/22/26	100,000	99,056
2.00% 09/29/22 - 05/02/25	250,000	259,598
2.63% 02/28/24	225,000	237,980
2.88% 04/03/28	175,000	193,856
L3Harris Technologies Inc.
3.83% 04/27/25	50,000	54,835
3.85% 12/15/26	100,000	112,272
4.85% 04/27/35	40,000	50,123
Laboratory Corp. of America Holdings
2.70% 06/01/31	100,000	101,753
Laboratory Corporation of America Holdings
4.00% 11/01/23	100,000	106,813
Lam Research Corp.
3.80% 03/15/25	115,000	126,543
Landwirtschaftliche Rentenbank
0.50% 05/27/25	175,000	173,430
0.88% 09/03/30	200,000	189,148
2.50% 11/15/27	100,000	108,087
Las Vegas Sands Corp.
2.90% 06/25/25	65,000	67,740
3.90% 08/08/29	40,000	42,621
Lazard Group LLC
4.38% 03/11/29	50,000	56,888
	Principal Amount	Fair Value
Lear Corp.
4.25% 05/15/29	$ 25,000	$ 28,232
5.25% 05/15/49	25,000	31,521
Leggett & Platt Inc.
3.50% 11/15/27	50,000	54,439
4.40% 03/15/29	100,000	114,440
Leidos Inc.
2.30% 02/15/31	30,000	29,393
Life Storage LP
4.00% 06/15/29	50,000	56,029
Lincoln National Corp.
3.63% 12/12/26	50,000	55,351
4.38% 06/15/50	55,000	66,293
Linde Inc.
1.10% 08/10/30	100,000	94,014
2.00% 08/10/50	65,000	55,521
Lloyds Banking Group PLC
3.90% 03/12/24	100,000	108,336
4.45% 05/08/25	100,000	112,173
4.65% 03/24/26	50,000	56,560
Lloyds Banking Group PLC (0.70% fixed rate until 05/11/23; 0.55% + 1 year CMT Rate thereafter)
0.70% 05/11/24 (f)	200,000	200,514
Lloyds Banking Group PLC (1.63% fixed rate until 05/11/26; 0.85% + 1 year CMT Rate thereafter)
1.63% 05/11/27 (f)	200,000	200,282
Lockheed Martin Corp.
2.80% 06/15/50	50,000	50,143
3.60% 03/01/35	55,000	63,104
4.70% 05/15/46	150,000	198,483
Loews Corp.
2.63% 05/15/23	100,000	103,597
Lowe's Companies Inc.
1.30% 04/15/28	245,000	238,978
1.70% 10/15/30	45,000	43,167
2.50% 04/15/26	130,000	137,978
2.63% 04/01/31	100,000	103,555
3.00% 10/15/50	30,000	29,555
3.38% 09/15/25	30,000	32,836
LYB International Finance BV
4.88% 03/15/44	100,000	124,602
LYB International Finance II BV
3.50% 03/02/27	100,000	109,124
M&T Bank Corp.
3.55% 07/26/23	50,000	53,122

See Notes to Schedule of Investments and Notes to Financial Statements.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Magellan Midstream Partners LP
3.25% 06/01/30	$ 150,000	$ 161,469
Main Street Capital Corp.
3.00% 07/14/26	100,000	102,704
Manulife Financial Corp.
2.48% 05/19/27	140,000	147,834
Marathon Petroleum Corp.
3.80% 04/01/28	30,000	33,417
4.50% 04/01/48	25,000	28,591
4.75% 12/15/23	50,000	54,551
5.13% 12/15/26	50,000	58,862
Markel Corp.
3.45% 05/07/52	70,000	72,186
3.50% 11/01/27	50,000	54,963
Marriott International Inc.
4.00% 04/15/28	50,000	54,977
4.63% 06/15/30	90,000	103,631
5.75% 05/01/25	40,000	46,187
Marsh & McLennan Companies Inc.
3.88% 03/15/24	100,000	108,484
4.38% 03/15/29	25,000	29,324
4.75% 03/15/39	100,000	128,346
4.90% 03/15/49	15,000	20,496
Martin Marietta Materials Inc.
2.40% 07/15/31 (e)	50,000	50,210
3.20% 07/15/51 (e)	35,000	34,955
3.50% 12/15/27	50,000	55,071
Masco Corp.
3.13% 02/15/51	200,000	198,470
Massachusetts Institute of Technology
3.89% 07/01/16	126,000	154,457
Mastercard Inc.
2.00% 03/03/25	100,000	104,525
2.95% 11/21/26	100,000	109,082
McCormick & Company Inc.
0.90% 02/15/26	100,000	98,274
1.85% 02/15/31	65,000	62,839
McDonald's Corp.
1.45% 09/01/25	30,000	30,604
2.13% 03/01/30	30,000	30,327
3.50% 07/01/27	100,000	110,877
3.63% 09/01/49	55,000	60,935
3.70% 02/15/42	150,000	167,814
3.80% 04/01/28	50,000	56,616
McKesson Corp.
3.80% 03/15/24	150,000	161,389
	Principal Amount	Fair Value
Mead Johnson Nutrition Co.
4.13% 11/15/25	$ 110,000	$ 123,710
Medtronic Inc.
4.63% 03/15/45	82,000	107,563
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	120,036
Merck & Company Inc.
0.75% 02/24/26	115,000	114,119
2.35% 06/24/40	145,000	140,396
2.40% 09/15/22	128,000	130,637
2.75% 02/10/25	70,000	74,583
3.40% 03/07/29	25,000	28,019
3.90% 03/07/39	25,000	29,592
4.00% 03/07/49	115,000	140,635
Mercy Health
4.30% 07/01/28	100,000	117,532
MetLife Inc.
4.13% 08/13/42	50,000	59,773
6.50% 12/15/32	150,000	212,880
Micron Technology Inc.
4.64% 02/06/24	15,000	16,432
4.66% 02/15/30	100,000	116,424
Microsoft Corp.
2.40% 08/08/26	100,000	106,566
2.53% 06/01/50	150,000	147,400
2.88% 02/06/24	150,000	158,724
2.92% 03/17/52	115,000	121,985
3.30% 02/06/27	100,000	111,295
3.45% 08/08/36	48,000	55,473
3.50% 02/12/35	65,000	75,347
Mid-America Apartments LP
4.20% 06/15/28	100,000	114,620
MidAmerican Energy Co.
4.25% 07/15/49	100,000	125,618
Mitsubishi UFJ Financial Group Inc.
2.76% 09/13/26	50,000	53,194
3.46% 03/02/23	100,000	105,049
3.78% 03/02/25	100,000	109,790
3.96% 03/02/28	100,000	113,628
4.05% 09/11/28	100,000	114,957
4.15% 03/07/39	70,000	83,814
Mitsubishi UFJ Financial Group Inc. (0.85% fixed rate until 09/15/23; 0.68% + 1 year CMT Rate thereafter)
0.85% 09/15/24 (f)	100,000	100,480
Mizuho Financial Group Inc.
3.55% 03/05/23	100,000	105,226

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.02% 03/05/28	$ 100,000	$ 114,056
Mizuho Financial Group Inc. (1.23% fixed rate until 05/22/26; 0.67% + 1 year CMT Rate thereafter)
1.23% 05/22/27 (f)	100,000	98,507
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 1.24% + SOFR thereafter)
2.84% 07/16/25 (f)	100,000	105,545
Mohawk Industries Inc.
3.63% 05/15/30	100,000	109,824
Molson Coors Beverage Co.
3.00% 07/15/26	95,000	101,887
Moody's Corp.
3.25% 05/20/50	100,000	104,603
4.88% 02/15/24 - 12/17/48	150,000	186,477
Morgan Stanley
3.13% 01/23/23	100,000	104,277
3.95% 04/23/27	50,000	55,854
4.00% 07/23/25	95,000	105,777
4.35% 09/08/26	50,000	56,664
4.88% 11/01/22	50,000	52,900
Morgan Stanley (0.73% fixed rate until 04/05/23; 0.62% + SOFR thereafter)
0.73% 04/05/24 (f)	95,000	95,207
Morgan Stanley (0.79% fixed rate until 05/30/24; 0.53% + SOFR thereafter)
0.79% 05/30/25 (f)	500,000	498,025
Morgan Stanley (0.86% fixed rate until 10/21/24; 0.75% + SOFR thereafter)
0.86% 10/21/25 (f)	170,000	169,985
Morgan Stanley (0.99% fixed rate until 12/10/25; 0.72% + SOFR thereafter)
0.99% 12/10/26 (f)	100,000	98,518
Morgan Stanley (1.59% fixed rate until 05/04/26; 2.53% + SOFR thereafter)
1.59% 05/04/27 (f)	95,000	95,655
Morgan Stanley (1.93% fixed rate until 04/28/31; 1.02% + SOFR thereafter)
1.93% 04/28/32 (f)	120,000	116,708
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (f)	15,000	15,792
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (f)	$ 100,000	$ 98,219
Morgan Stanley (3.22% fixed rate until 04/22/41; 1.49% + SOFR thereafter)
3.22% 04/22/42 (f)	55,000	58,197
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74% 04/24/24 (f)	110,000	116,312
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77% 01/24/29 (f)	100,000	112,296
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46% 04/22/39 (f)	100,000	123,377
Motorola Solutions Inc.
4.60% 02/23/28	100,000	116,528
MPLX LP
1.75% 03/01/26	170,000	171,933
2.65% 08/15/30	90,000	90,969
4.00% 03/15/28	35,000	39,138
4.25% 12/01/27	35,000	39,606
4.50% 04/15/38	30,000	34,296
4.70% 04/15/48	25,000	29,068
4.80% 02/15/29	70,000	82,057
4.90% 04/15/58	25,000	29,864
5.50% 02/15/49	70,000	90,573
MUFG Americas Holdings Corp.
3.00% 02/10/25	120,000	127,956
Mylan Inc.
4.55% 04/15/28	100,000	114,764
Nasdaq Inc.
3.25% 04/28/50	20,000	20,068
National Bank of Canada (0.55% fixed rate until 11/15/23; 0.40% + 1 year CMT Rate thereafter)
0.55% 11/15/24 (f)	150,000	149,343
National Fuel Gas Co.
4.75% 09/01/28	50,000	56,436
National Retail Properties Inc.
3.60% 12/15/26	100,000	109,264

See Notes to Schedule of Investments and Notes to Financial Statements.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
National Rural Utilities Cooperative Finance Corp.
0.35% 02/08/24	$ 100,000	$ 99,739
1.35% 03/15/31	125,000	116,110
3.70% 03/15/29	50,000	56,071
4.40% 11/01/48	10,000	12,680
Natwest Group PLC
3.88% 09/12/23	100,000	106,825
Natwest Group PLC (3.07% fixed rate until 05/22/27; 2.55% + 1 year CMT Rate thereafter)
3.07% 05/22/28 (f)	100,000	105,505
Natwest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (f)	100,000	117,133
Newmont Corp.
2.25% 10/01/30	65,000	64,957
NextEra Energy Capital Holdings Inc.
0.65% 03/01/23	115,000	115,398
2.75% 11/01/29	30,000	31,700
3.15% 04/01/24	100,000	106,372
3.50% 04/01/29	100,000	110,653
NIKE Inc.
2.38% 11/01/26	50,000	53,186
2.40% 03/27/25	100,000	105,715
3.25% 03/27/40	100,000	109,722
NiSource Inc.
3.60% 05/01/30	100,000	110,711
4.38% 05/15/47	100,000	119,618
Nomura Holdings Inc.
1.85% 07/16/25	100,000	102,116
Nordic Investment Bank
0.38% 09/11/25	250,000	245,700
Nordstrom Inc.
4.25% 08/01/31 (b)	20,000	20,883
Norfolk Southern Corp.
3.80% 08/01/28	30,000	33,979
3.94% 11/01/47	60,000	68,869
4.10% 05/15/21	25,000	27,357
Northern Trust Corp.
1.95% 05/01/30	90,000	90,724
3.65% 08/03/28	100,000	113,190
Northrop Grumman Corp.
2.93% 01/15/25	50,000	53,309
3.25% 01/15/28	65,000	70,939
4.03% 10/15/47	75,000	89,086
	Principal Amount	Fair Value
Northwell Healthcare Inc.
3.81% 11/01/49	$ 50,000	$ 55,612
Northwestern University
3.66% 12/01/57	10,000	12,135
NOV Inc.
3.60% 12/01/29	100,000	104,568
Novant Health Inc.
2.64% 11/01/36	200,000	203,842
Novartis Capital Corp.
2.20% 08/14/30	50,000	51,708
2.40% 09/21/22	102,000	104,617
3.00% 11/20/25	50,000	54,244
NSTAR Electric Co.
3.20% 05/15/27	100,000	109,363
Nucor Corp.
2.00% 06/01/25	35,000	36,201
2.70% 06/01/30	30,000	31,340
Nutrien Ltd.
3.63% 03/15/24	150,000	160,171
4.00% 12/15/26	100,000	112,679
5.00% 04/01/49	50,000	65,913
NVIDIA Corp.
0.58% 06/14/24	40,000	40,021
1.55% 06/15/28	50,000	49,815
2.00% 06/15/31	50,000	50,055
NXP BV/NXP Funding LLC
5.55% 12/01/28 (b)	100,000	122,609
Oesterreichische Kontrollbank AG
0.50% 02/02/26	300,000	294,885
1.50% 02/12/25	100,000	102,870
Office Properties Income Trust
4.50% 02/01/25	100,000	108,701
Ohio Power Co.
1.63% 01/15/31	100,000	96,170
4.15% 04/01/48	100,000	120,154
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	54,611
Omega Healthcare Investors Inc.
4.50% 04/01/27	100,000	111,756
Oncor Electric Delivery Company LLC
2.75% 06/01/24	100,000	106,123
3.70% 11/15/28	100,000	113,152
3.80% 06/01/49	100,000	118,690
ONE Gas Inc.
1.10% 03/11/24	100,000	100,124
4.50% 11/01/48	20,000	23,953

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
ONEOK Inc.
4.35% 03/15/29	$ 50,000	$ 56,455
7.15% 01/15/51	125,000	184,705
ONEOK Partners LP
6.13% 02/01/41	162,000	208,855
Oracle Corp.
1.65% 03/25/26	245,000	248,398
2.50% 04/01/25	100,000	105,043
2.65% 07/15/26	100,000	105,543
2.80% 04/01/27	100,000	106,031
2.88% 03/25/31	50,000	52,064
3.25% 05/15/30	50,000	53,924
3.60% 04/01/40	150,000	158,235
3.63% 07/15/23	125,000	132,812
3.65% 03/25/41	180,000	191,185
3.95% 03/25/51	80,000	87,416
4.00% 07/15/46	100,000	108,660
4.30% 07/08/34	100,000	116,139
Orange S.A.
9.00% 03/01/31	50,000	78,766
O'Reilly Automotive Inc.
4.35% 06/01/28	100,000	116,098
ORIX Corp.
4.05% 01/16/24	100,000	108,300
Otis Worldwide Corp.
2.06% 04/05/25	20,000	20,788
2.29% 04/05/27	20,000	20,782
2.57% 02/15/30	20,000	20,725
3.11% 02/15/40	50,000	51,697
3.36% 02/15/50	30,000	31,595
Owens Corning
3.88% 06/01/30	50,000	55,863
Owl Rock Capital Corp.
3.40% 07/15/26	100,000	104,285
PACCAR Financial Corp.
0.35% 02/02/24	300,000	298,713
0.80% 06/08/23	70,000	70,600
1.80% 02/06/25	35,000	36,058
Pacific Gas & Electric Co.
1.37% 03/10/23	135,000	135,013
3.25% 06/01/31	85,000	83,631
3.30% 08/01/40	200,000	181,886
4.20% 06/01/41	115,000	113,175
PacifiCorp
4.15% 02/15/50	50,000	60,712
6.25% 10/15/37	53,000	75,558
Packaging Corporation of America
3.40% 12/15/27	35,000	38,471
	Principal Amount	Fair Value
Parker-Hannifin Corp.
4.00% 06/14/49	$ 20,000	$ 23,732
4.20% 11/21/34	100,000	117,658
PayPal Holdings Inc.
2.30% 06/01/30	55,000	56,993
2.40% 10/01/24	35,000	36,892
2.85% 10/01/29	30,000	32,396
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	25,959
PECO Energy Co.
3.05% 03/15/51	80,000	83,523
PepsiCo Inc.
0.40% 10/07/23	80,000	80,066
1.40% 02/25/31	115,000	111,207
2.25% 03/19/25	100,000	105,115
2.75% 03/01/23	50,000	52,021
2.88% 10/15/49	25,000	25,689
3.00% 10/15/27	100,000	109,885
3.38% 07/29/49	35,000	39,129
3.45% 10/06/46	50,000	56,124
PerkinElmer Inc.
3.30% 09/15/29	15,000	16,230
Pfizer Inc.
2.55% 05/28/40	100,000	100,302
2.70% 05/28/50	90,000	89,732
3.20% 09/15/23	125,000	132,325
3.45% 03/15/29	50,000	56,249
3.60% 09/15/28	50,000	56,630
3.90% 03/15/39	125,000	148,980
4.00% 12/15/36 - 03/15/49	125,000	151,539
4.30% 06/15/43	100,000	125,692
Philip Morris International Inc.
0.88% 05/01/26	50,000	49,370
1.13% 05/01/23	85,000	86,121
1.75% 11/01/30	50,000	48,466
2.88% 05/01/24	50,000	53,173
3.13% 03/02/28	50,000	54,470
3.38% 08/15/29	50,000	55,269
3.88% 08/21/42	92,000	101,736
Phillips 66
3.70% 04/06/23	100,000	105,571
3.90% 03/15/28	50,000	56,246
4.88% 11/15/44	45,000	56,345
Phillips 66 Partners LP
3.15% 12/15/29	50,000	52,551
3.75% 03/01/28	10,000	10,953
4.68% 02/15/45	10,000	11,444

See Notes to Schedule of Investments and Notes to Financial Statements.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Piedmont Natural Gas Company Inc.
2.50% 03/15/31	$ 180,000	$ 182,360
Pinnacle West Capital Corp.
1.30% 06/15/25	150,000	151,113
Pioneer Natural Resources Co.
1.90% 08/15/30	100,000	96,372
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30	100,000	107,093
3.85% 10/15/23	100,000	106,012
4.50% 12/15/26	100,000	112,347
PNC Bank NA
2.95% 02/23/25	100,000	107,312
3.10% 10/25/27	100,000	109,502
PPG Industries Inc.
3.75% 03/15/28	50,000	57,057
PPL Electric Utilities Corp.
4.15% 06/15/48	100,000	122,979
President & Fellows of Harvard College
3.15% 07/15/46	50,000	55,892
Principal Financial Group Inc.
3.40% 05/15/25	50,000	54,213
Prologis LP
4.38% 02/01/29	65,000	76,464
Providence St Joseph Health Obligated Group
2.53% 10/01/29	20,000	20,965
3.93% 10/01/48	20,000	23,211
Prudential Financial Inc.
3.70% 03/13/51	50,000	57,003
3.94% 12/07/49	90,000	105,616
4.35% 02/25/50	100,000	125,334
Prudential Financial Inc. (3.70% fixed rate until 07/01/30; 3.04% + 5 year CMT Rate thereafter)
3.70% 10/01/50 (f)	180,000	188,186
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (f)	100,000	117,097
Public Service Company of Colorado
3.70% 06/15/28	50,000	56,484
4.10% 06/15/48	30,000	36,625
	Principal Amount	Fair Value
Public Service Electric & Gas Co.
2.38% 05/15/23	$ 100,000	$ 103,307
2.70% 05/01/50	50,000	49,200
3.20% 08/01/49	90,000	96,515
3.65% 09/01/28	25,000	28,235
Public Service Enterprise Group Inc.
2.88% 06/15/24	15,000	15,911
Public Storage
0.88% 02/15/26	100,000	99,377
3.39% 05/01/29	30,000	33,320
Puget Energy Inc.
3.65% 05/15/25	50,000	53,886
4.10% 06/15/30	125,000	140,199
QUALCOMM Inc.
2.15% 05/20/30	50,000	51,173
3.25% 05/20/50	115,000	124,001
4.30% 05/20/47	100,000	125,904
4.65% 05/20/35	50,000	63,440
Quest Diagnostics Inc.
2.80% 06/30/31	35,000	36,569
4.25% 04/01/24	50,000	54,289
Raymond James Financial Inc.
3.75% 04/01/51	85,000	93,396
Raytheon Technologies Corp.
2.25% 07/01/30	50,000	50,839
3.95% 08/16/25	15,000	16,680
4.13% 11/16/28	30,000	34,553
4.45% 11/16/38	160,000	193,651
4.50% 06/01/42	158,000	196,661
4.63% 11/16/48	15,000	19,261
Realty Income Corp.
3.25% 01/15/31	160,000	174,605
4.65% 08/01/23	100,000	107,581
Regency Centers LP
4.13% 03/15/28	50,000	56,182
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	70,000	66,401
Regions Financial Corp.
3.80% 08/14/23	100,000	106,639
Reinsurance Group of America Inc.
3.90% 05/15/29	50,000	56,021
Reliance Steel & Aluminum Co.
1.30% 08/15/25	105,000	105,239

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
RELX Capital Inc.
3.50% 03/16/23	$ 30,000	$ 31,472
4.00% 03/18/29	25,000	28,396
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	27,559
Republic Services Inc.
1.45% 02/15/31	100,000	93,755
2.50% 08/15/24	70,000	73,529
3.05% 03/01/50	50,000	51,042
Reynolds American Inc.
4.45% 06/12/25	100,000	110,867
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	150,000	205,602
Rockwell Automation Inc.
3.50% 03/01/29	45,000	50,447
Rogers Communications Inc.
2.90% 11/15/26	100,000	106,997
3.00% 03/15/23	50,000	51,781
3.63% 12/15/25	60,000	66,269
3.70% 11/15/49	100,000	106,478
Roper Technologies Inc.
2.00% 06/30/30	115,000	113,388
3.80% 12/15/26	100,000	111,613
Ross Stores Inc.
0.88% 04/15/26	50,000	48,977
1.88% 04/15/31	50,000	48,467
Royal Bank of Canada
0.50% 10/26/23	100,000	100,100
0.88% 01/20/26	100,000	98,681
1.15% 06/10/25	140,000	140,773
1.60% 04/17/23	80,000	81,749
Royalty Pharma PLC
0.75% 09/02/23 (b)	150,000	150,448
1.20% 09/02/25 (b)	200,000	198,304
3.30% 09/02/40 (b)	100,000	100,536
RPM International Inc.
4.25% 01/15/48	50,000	55,006
Ryder System Inc.
3.40% 03/01/23	50,000	52,271
Sabine Pass Liquefaction LLC
4.50% 05/15/30	125,000	144,224
5.63% 03/01/25	135,000	154,324
5.75% 05/15/24	35,000	39,301
Sabra Health Care LP
3.90% 10/15/29	25,000	26,410
salesforce.com Inc.
0.63% 07/15/24	55,000	55,027
Salesforce.com Inc.
1.95% 07/15/31	80,000	80,124
	Principal Amount	Fair Value
2.70% 07/15/41 (e)	$ 30,000	$ 30,188
2.90% 07/15/51	50,000	50,523
3.05% 07/15/61	25,000	25,406
San Diego Gas & Electric Co.
3.60% 09/01/23	100,000	105,901
Sanofi
3.63% 06/19/28	100,000	114,147
Santander Holdings USA Inc.
3.40% 01/18/23	50,000	52,035
3.50% 06/07/24	100,000	107,017
4.40% 07/13/27	50,000	56,095
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/25; 1.25% + 1 year CMT Rate thereafter)
1.53% 08/21/26 (f)	100,000	100,186
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37% 01/05/24 (f)	100,000	104,083
Schlumberger Investment S.A.
2.65% 06/26/30	100,000	105,183
Sempra Energy
3.80% 02/01/38	100,000	111,548
4.05% 12/01/23	50,000	53,635
Shell International Finance BV
0.38% 09/15/23	100,000	100,006
3.13% 11/07/49	100,000	103,505
3.25% 04/06/50	100,000	106,454
3.50% 11/13/23	140,000	149,673
4.00% 05/10/46	50,000	58,482
4.13% 05/11/35	150,000	178,153
4.38% 05/11/45	100,000	122,632
Shire Acquisitions Investments Ireland DAC
3.20% 09/23/26	50,000	54,273
Simon Property Group LP
2.00% 09/13/24	100,000	103,601
2.45% 09/13/29	100,000	102,882
2.75% 02/01/23	121,000	124,756
3.25% 09/13/49	100,000	101,253
Sixth Street Specialty Lending Inc.
2.50% 08/01/26	200,000	201,704
SL Green Operating Partnership LP
3.25% 10/15/22	30,000	30,875
Snap-on Inc.
3.10% 05/01/50	15,000	15,885

See Notes to Schedule of Investments and Notes to Financial Statements.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Southern California Edison Co.
2.50% 06/01/31	$ 100,000	$ 100,332
2.95% 02/01/51	100,000	91,149
3.40% 06/01/23	100,000	105,046
3.60% 02/01/45	125,000	125,387
3.65% 02/01/50 - 06/01/51	200,000	200,602
4.20% 03/01/29	100,000	112,962
Southern California Gas Co.
2.55% 02/01/30	50,000	51,735
Southern Company Gas Capital Corp.
1.75% 01/15/31	100,000	95,053
Southern Copper Corp.
5.88% 04/23/45	155,000	216,653
Southern Power Co.
0.90% 01/15/26	100,000	98,288
Southwest Airlines Co.
3.00% 11/15/26	100,000	106,671
5.13% 06/15/27	40,000	47,103
Southwestern Public Service Co.
3.15% 05/01/50	100,000	104,970
Spectra Energy Partners LP
3.50% 03/15/25	50,000	53,962
Spirit Realty LP
2.70% 02/15/32	155,000	153,700
3.40% 01/15/30	25,000	26,643
SSM Health Care Corp.
3.69% 06/01/23	10,000	10,510
Stanley Black & Decker Inc.
2.30% 03/15/30	50,000	51,902
Starbucks Corp.
2.00% 03/12/27	25,000	25,709
2.25% 03/12/30	25,000	25,356
3.10% 03/01/23	50,000	52,192
3.35% 03/12/50	15,000	15,667
3.50% 03/01/28 - 11/15/50	200,000	217,130
3.75% 12/01/47	35,000	38,842
Steel Dynamics Inc.
2.40% 06/15/25	15,000	15,711
3.25% 01/15/31	40,000	42,988
Stryker Corp.
1.95% 06/15/30	100,000	98,912
2.90% 06/15/50	45,000	45,204
3.65% 03/07/28	50,000	56,118
Sumitomo Mitsui Financial Group Inc.
0.95% 01/12/26	100,000	98,770
1.47% 07/08/25	100,000	101,151
	Principal Amount	Fair Value
2.14% 09/23/30	$ 100,000	$ 97,791
2.30% 01/12/41	200,000	187,310
2.70% 07/16/24	100,000	105,697
3.01% 10/19/26	100,000	107,927
3.35% 10/18/27	50,000	54,997
3.94% 10/16/23	100,000	107,872
4.31% 10/16/28	100,000	116,016
Suncor Energy Inc.
3.10% 05/15/25	75,000	80,298
3.75% 03/04/51	200,000	216,238
6.85% 06/01/39	50,000	73,002
Sunoco Logistics Partners Operations LP
5.95% 12/01/25	50,000	58,589
Suzano Austria GmbH
3.13% 01/15/32 (e)	80,000	79,167
3.75% 01/15/31	55,000	57,587
SVB Financial Group
2.10% 05/15/28	80,000	81,126
Synchrony Financial
2.85% 07/25/22	15,000	15,353
3.95% 12/01/27	100,000	111,277
4.38% 03/19/24	35,000	38,119
Sysco Corp.
2.40% 02/15/30	15,000	15,269
3.30% 02/15/50	20,000	20,071
6.60% 04/01/40	100,000	147,473
Takeda Pharmaceutical Company Ltd.
4.40% 11/26/23	50,000	54,277
5.00% 11/26/28	50,000	60,222
Tampa Electric Co.
4.30% 06/15/48	50,000	61,290
Target Corp.
2.25% 04/15/25	100,000	104,942
3.38% 04/15/29	50,000	56,162
TC PipeLines LP
3.90% 05/25/27	100,000	110,430
Teck Resources Ltd.
6.25% 07/15/41	100,000	131,457
Telefonica Emisiones S.A.
4.10% 03/08/27	100,000	112,568
4.90% 03/06/48	50,000	59,800
5.52% 03/01/49	200,000	259,910
TELUS Corp.
4.60% 11/16/48	50,000	62,784
Texas Instruments Inc.
1.75% 05/04/30	35,000	34,792
3.88% 03/15/39	100,000	120,057

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Textron Inc.
3.90% 09/17/29	$ 50,000	$ 55,936
The AES Corp.
2.45% 01/15/31 (b)	100,000	99,035
The Allstate Corp.
4.20% 12/15/46	100,000	123,028
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (f)	50,000	54,272
The Asian Infrastructure Investment Bank
0.25% 09/29/23	135,000	134,723
0.50% 01/27/26	300,000	294,987
The Bank of New York Mellon Corp.
0.75% 01/28/26	100,000	98,983
1.60% 04/24/25	100,000	102,656
2.80% 05/04/26	30,000	32,300
3.00% 02/24/25	105,000	112,887
3.45% 08/11/23	100,000	106,498
3.50% 04/28/23	100,000	105,763
3.85% 04/28/28	100,000	115,327
The Bank of Nova Scotia
1.05% 03/02/26	200,000	198,024
2.00% 11/15/22	100,000	102,275
2.70% 08/03/26	100,000	106,803
The Boeing Co.
1.17% 02/04/23	100,000	100,373
1.43% 02/04/24	65,000	65,167
1.95% 02/01/24	100,000	102,481
2.20% 02/04/26	200,000	201,890
2.95% 02/01/30	50,000	51,200
3.10% 05/01/26	100,000	105,868
3.20% 03/01/29	50,000	52,517
3.75% 02/01/50	50,000	51,578
4.88% 05/01/25	155,000	173,724
5.71% 05/01/40	100,000	129,026
5.81% 05/01/50	100,000	134,929
The Charles Schwab Corp.
1.15% 05/13/26	100,000	99,903
2.30% 05/13/31	100,000	102,171
3.85% 05/21/25	50,000	55,290
The Clorox Co.
3.50% 12/15/24	50,000	54,353
The Coca-Cola Co.
1.00% 03/15/28	120,000	116,424
1.65% 06/01/30	135,000	132,717
2.00% 03/05/31	65,000	65,644
	Principal Amount	Fair Value
2.13% 09/06/29	$ 100,000	$ 103,085
2.25% 01/05/32	50,000	51,194
2.50% 06/01/40 - 03/15/51	170,000	163,612
2.88% 05/05/41	25,000	25,903
3.00% 03/05/51	210,000	217,934
The Dayton Power & Light Co.
3.95% 06/15/49	15,000	16,744
The Dow Chemical Co.
2.10% 11/15/30	100,000	99,030
3.60% 11/15/50	100,000	107,806
4.38% 11/15/42	137,000	163,286
The Estee Lauder Companies Inc.
1.95% 03/15/31	45,000	44,973
2.00% 12/01/24	20,000	20,906
2.38% 12/01/29	20,000	20,894
3.13% 12/01/49	30,000	32,583
The George Washington University
4.13% 09/15/48	50,000	62,050
The Georgetown University
2.94% 04/01/50	10,000	10,155
The Goldman Sachs Group Inc.
2.60% 02/07/30	95,000	98,524
3.50% 04/01/25 - 11/16/26	150,000	162,818
3.63% 02/20/24	100,000	107,183
3.85% 07/08/24	50,000	54,075
4.80% 07/08/44	100,000	130,525
6.25% 02/01/41	50,000	74,053
6.75% 10/01/37	100,000	145,624
The Goldman Sachs Group Inc. (0.66% fixed rate until 09/10/23; 0.51% + SOFR thereafter)
0.66% 09/10/24 (f)	200,000	199,644
The Goldman Sachs Group Inc. (0.86% fixed rate until 02/12/25; 0.61% + SOFR thereafter)
0.86% 02/12/26 (f)	165,000	163,772
The Goldman Sachs Group Inc. (1.09% fixed rate until 12/09/25; 0.79% + SOFR thereafter)
1.09% 12/09/26 (f)	100,000	98,469
The Goldman Sachs Group Inc. (1.43% fixed rate until 03/09/26; 0.80% + SOFR thereafter)
1.43% 03/09/27 (f)	200,000	199,412

See Notes to Schedule of Investments and Notes to Financial Statements.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (f)	$ 200,000	$ 199,386
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99% 01/27/32 (f)	115,000	111,672
The Goldman Sachs Group Inc. (2.62% fixed rate until 04/22/31; 1.28% + SOFR thereafter)
2.62% 04/22/32 (f)	70,000	71,589
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (f)	60,000	62,784
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (f)	100,000	117,252
The Goldman Sachs Group Inc. (4.41% fixed rate until 04/23/38; 1.43% + 3 month USD LIBOR thereafter)
4.41% 04/23/39 (f)	150,000	182,686
The Hartford Financial Services Group Inc.
4.40% 03/15/48	100,000	122,846
The Hershey Co.
2.65% 06/01/50	60,000	58,997
3.38% 05/15/23	50,000	52,614
The Home Depot Inc.
0.90% 03/15/28	65,000	63,359
2.13% 09/15/26	45,000	47,350
2.38% 03/15/51	100,000	92,507
3.13% 12/15/49	50,000	52,996
3.30% 04/15/40	100,000	109,636
3.90% 12/06/28	100,000	116,229
4.20% 04/01/43	50,000	61,166
The Interpublic Group of Companies Inc.
4.65% 10/01/28	10,000	11,740
The JM Smucker Co.
3.38% 12/15/27	100,000	109,680
	Principal Amount	Fair Value
The Kroger Co.
3.85% 08/01/23	$ 50,000	$ 53,062
4.50% 01/15/29	100,000	118,211
5.40% 01/15/49	100,000	136,326
The Mosaic Co.
3.25% 11/15/22	50,000	51,758
4.05% 11/15/27	50,000	56,037
The New York & Presbyterian Hospital
2.26% 08/01/40	25,000	23,523
3.95% 08/01/19	35,000	41,286
The PNC Financial Services Group Inc.
2.20% 11/01/24	50,000	52,446
3.45% 04/23/29	100,000	111,909
3.50% 01/23/24	110,000	118,093
The Procter & Gamble Co.
0.55% 10/29/25	100,000	98,772
2.45% 11/03/26	100,000	107,014
The Progressive Corp.
4.35% 04/25/44	100,000	124,591
The Sherwin-Williams Co.
3.95% 01/15/26	100,000	111,058
The Timken Co.
4.50% 12/15/28	20,000	22,344
The TJX Companies Inc.
1.15% 05/15/28	100,000	96,565
1.60% 05/15/31	100,000	96,378
The Toronto-Dominion Bank
0.75% 09/11/25 - 01/06/26	200,000	197,690
2.65% 06/12/24	100,000	105,868
3.25% 03/11/24	100,000	107,106
The Travelers Companies Inc.
4.00% 05/30/47	100,000	121,344
5.35% 11/01/40	100,000	139,677
The Walt Disney Co.
2.65% 01/13/31	60,000	63,013
3.35% 03/24/25	100,000	108,750
3.38% 11/15/26	100,000	110,289
3.50% 05/13/40	100,000	111,420
6.65% 11/15/37	79,000	119,411
The Williams Companies Inc.
3.70% 01/15/23	10,000	10,410
4.55% 06/24/24	40,000	44,062
4.85% 03/01/48	70,000	85,200
5.10% 09/15/45	150,000	186,232
5.75% 06/24/44	15,000	19,694
5.80% 11/15/43	150,000	198,091

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Thermo Fisher Scientific Inc.
2.60% 10/01/29	$ 50,000	$ 52,515
4.50% 03/25/30	100,000	119,077
Time Warner Cable LLC
4.50% 09/15/42	150,000	167,235
T-Mobile USA Inc.
2.25% 11/15/31	100,000	98,484
2.55% 02/15/31	40,000	40,456
3.00% 02/15/41	180,000	178,000
3.30% 02/15/51	250,000	249,112
3.60% 11/15/60	45,000	45,945
4.38% 04/15/40	150,000	175,818
Total Capital International S.A.
2.43% 01/10/25	50,000	52,583
3.13% 05/29/50	150,000	152,227
3.46% 02/19/29	100,000	111,497
Total Capital S.A.
3.88% 10/11/28	25,000	28,660
Toyota Motor Credit Corp.
0.35% 10/14/22	250,000	250,265
0.45% 01/11/24	100,000	99,702
0.80% 10/16/25 - 01/09/26	250,000	247,717
1.13% 06/18/26	100,000	99,704
2.70% 01/11/23	100,000	103,614
2.90% 03/30/23	100,000	104,428
3.45% 09/20/23	50,000	53,346
3.65% 01/08/29	100,000	114,109
Trane Technologies Global Holding Company Ltd.
4.25% 06/15/23	100,000	107,242
Trane Technologies Luxembourg Finance S.A.
4.50% 03/21/49	100,000	125,644
TransCanada PipeLines Ltd.
4.10% 04/15/30	100,000	114,795
4.25% 05/15/28	50,000	57,501
5.10% 03/15/49	50,000	65,643
7.63% 01/15/39	100,000	155,294
Transcontinental Gas Pipe Line Company LLC
3.95% 05/15/50	100,000	112,307
4.00% 03/15/28	100,000	113,242
Truist Bank
3.00% 02/02/23	100,000	104,027
3.20% 04/01/24	50,000	53,495
Truist Financial Corp.
1.95% 06/05/30	135,000	135,182
2.85% 10/26/24	50,000	53,486
3.75% 12/06/23	100,000	107,548
	Principal Amount	Fair Value
4.00% 05/01/25	$ 50,000	$ 55,535
Truist Financial Corp. (1.27% fixed rate until 03/02/26; 0.61% + SOFR thereafter)
1.27% 03/02/27 (f)	90,000	89,920
Tucson Electric Power Co.
4.85% 12/01/48	50,000	65,330
TWDC Enterprises 18 Corp.
3.00% 07/30/46	60,000	61,591
Tyson Foods Inc.
4.00% 03/01/26	15,000	16,722
4.88% 08/15/34	70,000	87,042
5.10% 09/28/48	35,000	46,175
U.S. Bancorp
3.95% 11/17/25	100,000	112,420
U.S. Bank NA
2.80% 01/27/25	50,000	53,426
UDR Inc.
2.10% 06/15/33	100,000	95,651
4.40% 01/26/29	50,000	57,705
Unilever Capital Corp.
0.38% 09/14/23	100,000	100,101
1.38% 09/14/30	105,000	101,516
2.00% 07/28/26	50,000	52,126
2.90% 05/05/27	100,000	108,357
Union Electric Co.
2.15% 03/15/32	100,000	100,260
2.63% 03/15/51	65,000	62,225
2.95% 06/15/27	100,000	108,044
3.50% 03/15/29	25,000	27,845
3.65% 04/15/45	35,000	39,525
Union Pacific Corp.
2.15% 02/05/27	100,000	103,797
2.89% 04/06/36 (b)	95,000	98,824
2.97% 09/16/62	15,000	14,404
3.00% 04/15/27	100,000	108,157
3.20% 05/20/41	70,000	74,008
3.50% 06/08/23	50,000	52,912
3.55% 08/15/39	15,000	16,690
3.84% 03/20/60	105,000	119,193
3.95% 08/15/59	20,000	23,238
United Airlines 2020-1 Class A Pass Through Trust
5.88% 04/15/29	161,781	179,957
United Parcel Service Inc.
2.45% 10/01/22	75,000	77,000
3.05% 11/15/27	50,000	55,386
3.75% 11/15/47	50,000	58,860
3.90% 04/01/25	100,000	110,722

See Notes to Schedule of Investments and Notes to Financial Statements.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
UnitedHealth Group Inc.
1.25% 01/15/26	$ 90,000	$ 90,772
2.88% 08/15/29	75,000	80,895
2.95% 10/15/27	100,000	108,858
3.10% 03/15/26	50,000	54,518
3.50% 02/15/24 - 08/15/39	120,000	133,565
3.70% 12/15/25 - 08/15/49	75,000	85,705
3.75% 10/15/47	100,000	115,267
3.88% 12/15/28	15,000	17,273
4.45% 12/15/48	10,000	12,798
4.63% 07/15/35	45,000	56,978
6.88% 02/15/38	100,000	155,152
University of Notre Dame du Lac
3.39% 02/15/48	25,000	29,253
Unum Group
4.13% 06/15/51	200,000	201,832
4.50% 12/15/49	30,000	32,109
Vale Overseas Ltd.
6.25% 08/10/26	100,000	120,181
6.88% 11/10/39	100,000	139,566
Valero Energy Corp.
2.85% 04/15/25	25,000	26,508
6.63% 06/15/37	50,000	68,489
Valero Energy Partners LP
4.38% 12/15/26	100,000	113,342
Ventas Realty LP
4.00% 03/01/28	50,000	56,217
4.40% 01/15/29	100,000	114,895
VEREIT Operating Partnership LP
3.40% 01/15/28	100,000	109,023
4.60% 02/06/24	20,000	21,813
4.88% 06/01/26	25,000	28,856
VeriSign Inc.
2.70% 06/15/31	80,000	81,189
Verisk Analytics Inc.
4.13% 03/15/29	60,000	68,187
Verizon Communications Inc.
0.75% 03/22/24	35,000	35,153
0.85% 11/20/25	100,000	98,779
1.75% 01/20/31	100,000	95,832
2.10% 03/22/28	60,000	61,271
2.63% 08/15/26	100,000	106,241
2.65% 11/20/40	300,000	289,446
2.88% 11/20/50	100,000	95,498
2.99% 10/30/56	119,000	111,887
3.00% 11/20/60	90,000	84,496
3.38% 02/15/25	100,000	108,646
	Principal Amount	Fair Value
3.40% 03/22/41	$ 180,000	$ 190,661
3.55% 03/22/51	85,000	90,828
3.70% 03/22/61	245,000	262,770
3.85% 11/01/42	136,000	154,123
3.88% 02/08/29	5,000	5,689
4.02% 12/03/29	100,000	114,710
4.33% 09/21/28	109,000	126,691
4.40% 11/01/34	50,000	59,621
4.52% 09/15/48	150,000	185,161
4.81% 03/15/39	189,000	239,650
VF Corp.
2.95% 04/23/30	30,000	31,750
ViacomCBS Inc.
4.00% 01/15/26	50,000	55,615
4.20% 05/19/32	150,000	173,061
4.95% 05/19/50	100,000	126,362
5.85% 09/01/43	100,000	136,972
Virginia Electric & Power Co.
2.45% 12/15/50	100,000	92,107
4.60% 12/01/48	60,000	77,570
4.65% 08/15/43	100,000	126,660
Visa Inc.
1.10% 02/15/31	100,000	94,572
2.00% 08/15/50	100,000	88,388
2.15% 09/15/22	100,000	102,094
2.70% 04/15/40	100,000	103,437
4.30% 12/14/45	100,000	128,586
VMware Inc.
4.50% 05/15/25	100,000	111,769
4.65% 05/15/27	100,000	114,741
Vodafone Group PLC
4.25% 09/17/50	55,000	64,023
4.38% 05/30/28 - 02/19/43	205,000	239,020
5.00% 05/30/38	100,000	125,961
5.25% 05/30/48	50,000	65,542
Vornado Realty LP
3.50% 01/15/25	50,000	53,224
Vulcan Materials Co.
4.70% 03/01/48	50,000	62,975
Walgreens Boots Alliance Inc.
3.45% 06/01/26	55,000	59,841
Walmart Inc.
2.35% 12/15/22	100,000	102,830
3.25% 07/08/29	40,000	44,774
3.40% 06/26/23	50,000	52,950
3.63% 12/15/47	125,000	146,630
3.70% 06/26/28	100,000	113,838
3.95% 06/28/38	100,000	120,149
4.05% 06/29/48	85,000	106,949

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Waste Connections Inc.
3.50% 05/01/29	$ 50,000	$ 55,080
Waste Management Inc.
2.00% 06/01/29	25,000	25,243
2.90% 09/15/22	50,000	51,206
WEC Energy Group Inc.
0.55% 09/15/23	50,000	50,021
Wells Fargo & Co.
4.13% 08/15/23	150,000	161,220
4.15% 01/24/29	100,000	115,086
4.40% 06/14/46	50,000	60,381
4.65% 11/04/44	50,000	61,612
4.75% 12/07/46	100,000	126,389
5.61% 01/15/44	69,000	94,375
Wells Fargo & Co. (0.81% fixed rate until 05/19/24; 0.51% + SOFR thereafter)
0.81% 05/19/25 (f)	235,000	234,575
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16% 02/11/26 (f)	165,000	171,192
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (f)	120,000	124,430
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 1.09% + SOFR thereafter)
2.41% 10/30/25 (f)	90,000	94,163
Wells Fargo & Co. (2.57% fixed rate until 02/11/30; 1.26% + SOFR thereafter)
2.57% 02/11/31 (f)	165,000	170,803
Wells Fargo & Co. (2.87% fixed rate until 10/30/29; 1.43% + SOFR thereafter)
2.88% 10/30/30 (f)	100,000	105,921
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (f)	165,000	169,198
Wells Fargo Bank NA
3.55% 08/14/23	50,000	53,204
Welltower Inc.
2.05% 01/15/29	60,000	60,086
2.75% 01/15/31	105,000	108,370
3.63% 03/15/24	25,000	26,848
4.25% 04/15/28	115,000	131,781
	Principal Amount	Fair Value
Westinghouse Air Brake Technologies Corp.
3.45% 11/15/26	$ 100,000	$ 107,515
Westlake Chemical Corp.
4.38% 11/15/47	50,000	58,616
Westpac Banking Corp.
2.96% 11/16/40	100,000	98,179
3.30% 02/26/24	100,000	107,203
3.35% 03/08/27	100,000	110,597
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (f)	100,000	109,760
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32% 11/23/31 (f)	100,000	111,184
Weyerhaeuser Co.
7.38% 03/15/32	100,000	144,144
Whirlpool Corp.
3.70% 05/01/25	50,000	54,701
Willis North America Inc.
2.95% 09/15/29	85,000	89,400
3.88% 09/15/49	35,000	39,593
4.50% 09/15/28	50,000	57,862
Willis-Knighton Medical Center
3.07% 03/01/51	100,000	98,665
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	12,512
Wisconsin Power & Light Co.
3.05% 10/15/27	100,000	108,202
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	21,408
WP Carey Inc.
3.85% 07/15/29	50,000	55,479
WR Berkley Corp.
4.00% 05/12/50	20,000	22,898
WRKCo Inc.
4.20% 06/01/32	50,000	57,940
4.65% 03/15/26	100,000	114,698
WW Grainger Inc.
1.85% 02/15/25	50,000	51,766
Xcel Energy Inc.
0.50% 10/15/23	80,000	79,987
3.30% 06/01/25	50,000	53,891
Xilinx Inc.
2.38% 06/01/30	100,000	101,584

See Notes to Schedule of Investments and Notes to Financial Statements.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Xylem Inc.
2.25% 01/30/31	$ 75,000	$ 75,660
Zimmer Biomet Holdings Inc.
3.05% 01/15/26	100,000	107,738
3.70% 03/19/23	75,000	78,840
Zoetis Inc.
3.00% 05/15/50	70,000	72,346
4.70% 02/01/43	50,000	64,369
		152,970,270
Non-Agency Collateralized Mortgage Obligations - 0.2%
BANK 2017-BNK5
3.13% 06/15/60	250,000	269,604
BANK 2019-BNK20
3.01% 09/15/62	50,000	54,017
BANK 2019-BNK22
2.98% 11/15/62	50,000	53,880
BBCMS Mortgage Trust
4.31% 12/15/51	50,000	58,099
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	156,920
CD 2017-CD6 Mortgage Trust
3.46% 11/13/50	150,000	164,913
Citigroup Commercial Mortgage Trust
4.03% 05/10/47	100,000	106,745
Comm 2014-UBS2 Mortgage Trust
3.96% 03/10/47	400,000	429,640
COMM 2015-LC19 Mortgage Trust
3.18% 02/10/48	150,000	160,598
CSAIL 2021-C20 Commercial Mortgage Trust
2.80% 03/15/54	250,000	264,466
GS Mortgage Securities Trust
2.78% 10/10/49	75,203	78,807
3.97% 02/10/52	50,000	57,082
JPMBB Commercial Mortgage Securities Trust
3.41% 03/15/50	147,430	157,894
3.76% 08/15/46 (f)	106,430	110,202
3.80% 09/15/47	75,000	80,777
Morgan Stanley Bank of America Merrill Lynch Trust
2.86% 09/15/49	250,000	265,608
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	165,073
	Principal Amount	Fair Value
UBS Commercial Mortgage Trust
4.07% 12/15/51	$ 100,000	$ 111,856
Wells Fargo Commercial Mortgage Trust
4.69% 10/15/45 (f)	220,000	225,630
WFRBS Commercial Mortgage Trust
4.02% 12/15/46	35,000	37,410
		3,009,221
Sovereign Bonds - 0.5%
Export Development Canada
2.50% 01/24/23	200,000	206,996
Export-Import Bank of Korea
1.13% 12/29/26	200,000	199,280
1.88% 02/12/25	100,000	102,989
3.00% 11/01/22	200,000	206,752
3.63% 11/27/23	100,000	107,374
FMS Wertmanagement
2.75% 01/30/24	100,000	105,870
Government of Chile
2.45% 01/31/31	200,000	203,756
3.13% 01/21/26	100,000	108,332
3.50% 01/25/50	100,000	105,037
Government of Colombia
4.13% 05/15/51	100,000	94,752
5.00% 06/15/45	150,000	159,382
6.13% 01/18/41	150,000	177,507
Government of Hungary
5.38% 03/25/24	100,000	112,814
Government of Indonesia
1.85% 03/12/31	300,000	293,646
3.05% 03/12/51	100,000	99,142
3.85% 10/15/30	200,000	222,774
4.75% 02/11/29	100,000	117,527
Government of Israel
2.88% 03/16/26	100,000	107,851
3.88% 07/03/50	100,000	115,778
Government of Italy
2.88% 10/17/29	100,000	104,109
5.38% 06/15/33	150,000	188,916
Government of Mexico
4.28% 08/14/41	200,000	210,186
4.35% 01/15/47	100,000	104,497
4.75% 03/08/44	102,000	112,764
5.00% 04/27/51	100,000	113,830
5.75% 10/12/10	172,000	205,239
6.05% 01/11/40	130,000	163,179

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Government of Panama
2.25% 09/29/32	$ 200,000	$ 191,964
3.75% 03/16/25	100,000	108,841
4.50% 04/01/56	100,000	113,436
6.70% 01/26/36	150,000	203,931
Government of Peru
2.78% 12/01/60	200,000	178,202
6.55% 03/14/37	147,000	202,219
7.35% 07/21/25	100,000	122,634
Government of Philippines
2.46% 05/05/30	200,000	208,256
2.95% 05/05/45	100,000	96,621
3.70% 03/01/41	100,000	107,936
3.75% 01/14/29	100,000	113,541
Government of Poland
3.00% 03/17/23	147,000	153,599
3.25% 04/06/26	100,000	110,281
Government of Uruguay
4.38% 01/23/31	100,000	116,564
4.50% 08/14/24	100,000	108,498
4.98% 04/20/55	100,000	129,265
Japan Bank for International Cooperation
0.38% 09/15/23	80,000	79,840
0.50% 04/15/24	200,000	199,554
1.63% 10/17/22	200,000	203,422
1.88% 04/15/31	200,000	203,628
2.88% 07/21/27	100,000	109,111
3.38% 10/31/23	200,000	213,322
Korea International Bond
2.50% 06/19/29	100,000	106,487
Province of Alberta Canada
2.95% 01/23/24	150,000	159,254
3.35% 11/01/23	150,000	160,033
Province of British Columbia Canada
1.30% 01/29/31	200,000	194,024
Province of Manitoba Canada
2.60% 04/16/24	100,000	105,553
Province of Ontario Canada
0.63% 01/21/26	100,000	98,614
1.60% 02/25/31	200,000	197,466
3.05% 01/29/24	150,000	159,759
3.40% 10/17/23	150,000	160,092
Province of Quebec Canada
0.60% 07/23/25	200,000	198,352
1.90% 04/21/31	350,000	356,503
Republic of Peru
3.30% 03/11/41	300,000	303,339
	Principal Amount	Fair Value
Svensk Exportkredit AB
1.63% 11/14/22	$ 200,000	$ 203,754
The Korea Development Bank
2.13% 10/01/24	100,000	104,868
		9,833,042
Municipal Bonds and Notes - 0.2%
Board of Regents of the University of Texas System
4.79% 08/15/46	100,000	132,578
Chicago O'Hare International Airport
4.47% 01/01/49	100,000	128,306
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90% 12/01/40	75,000	106,587
Commonwealth of Massachusetts
4.50% 08/01/31	100,000	122,150
Dallas Area Rapid Transit
5.02% 12/01/48	75,000	105,593
East Bay Municipal Utility District
5.87% 06/01/40	100,000	145,109
Los Angeles Department of Water & Power
6.57% 07/01/45	100,000	161,953
6.60% 07/01/50	90,000	153,330
Los Angeles Unified School District
5.76% 07/01/29	110,000	137,815
Municipal Electric Authority of Georgia
6.64% 04/01/57	122,000	184,864
New York City Water & Sewer System
6.01% 06/15/42	50,000	76,983
New York State Dormitory Authority
3.14% 07/01/43	50,000	51,695
New York State Urban Development Corp.
3.90% 03/15/33	25,000	28,373
North Texas Tollway Authority
6.72% 01/01/49	100,000	165,141
Port Authority of New York & New Jersey
1.09% 07/01/23	135,000	136,718
5.31% 08/01/46	200,000	224,269

See Notes to Schedule of Investments and Notes to Financial Statements.
108	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Sales Tax Securitization Corp.
4.64% 01/01/40	$ 25,000	$ 30,537
South Carolina State Public Service Authority
6.45% 01/01/50	50,000	78,848
State Board of Administration Finance Corp.
2.15% 07/01/30	200,000	203,905
State of California
2.38% 10/01/26	200,000	212,183
2.50% 10/01/29	300,000	318,043
7.60% 11/01/40	100,000	174,644
Texas Transportation Commission
2.56% 04/01/42	80,000	81,088
University of California
4.60% 05/15/31	100,000	118,621
6.58% 05/15/49	100,000	156,340
		3,435,673
Total Bonds and Notes (Cost $422,421,536)		444,607,492
	Number of Shares
Exchange Traded & Mutual Funds - 16.5%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4,932,047	99,084,824
	Number of Shares	Fair Value
SPDR Bloomberg Barclays High Yield Bond ETF (h)	334,680	$ 36,801,413
SPDR Dow Jones REIT ETF (h)	45,527	4,775,327
SPDR Portfolio Long Term Corporate Bond ETF (h)	1,191,257	37,858,147
SPDR Portfolio Long Term Treasury ETF (h)	1,388,650	57,351,245
Vanguard FTSE Europe ETF	1,066,665	71,743,888
Total Exchange Traded & Mutual Funds (Cost $282,513,258)		307,614,844
Total Investments in Securities (Cost $1,690,848,681)		1,853,723,683
Short-Term Investments - 1.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (h)(i) (Cost $30,485,807)	30,485,807	30,485,807
Total Investments (Cost $1,721,334,488)		1,884,209,490
Liabilities in Excess of Other Assets, net - (1.0)%		(18,816,996)
NET ASSETS - 100.0%		$ 1,865,392,494

Other Information:
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	September 2021	4	$ 847,393	$ 857,720	$ 10,327
E-mini Russell 2000 Index Futures	September 2021	1	116,537	115,390	(1,147)
MSCI Emerging Markets Index Futures	September 2021	32	2,193,302	2,183,680	(9,622)
MSCI EAFE Mini Index Futures	September 2021	36	4,252,244	4,144,950	(107,294)
					$ (107,736)
During the period ended June 30, 2021, average notional values related to long futures contracts was $8,196,947.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	109

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
(a)	Non-income producing security.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to $13,824,804 or 0.74% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
AGC - Assured Guaranty Corporation
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
MBIA - Municipal Bond Investors Assurance Corporation
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SPDR - Standard and Poor's Depositary Receipt
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 714,262,527	$ 845	$ —(a)	$ 714,263,372
Foreign Equity	387,224,630	13,345	—(a)	387,237,975
U.S. Treasuries	—	193,246,056	—	193,246,056
Agency Mortgage Backed	—	78,891,131	—	78,891,131
Agency Collateralized Mortgage Obligations	—	2,565,148	—	2,565,148
Asset Backed	—	656,951	—	656,951
Corporate Notes	—	152,970,270	—	152,970,270
Non-Agency Collateralized Mortgage Obligations	—	3,009,221	—	3,009,221
Sovereign Bonds	—	9,833,042	—	9,833,042
Municipal Bonds and Notes	—	3,435,673	—	3,435,673
Exchange Traded & Mutual Funds	307,614,844	—	—	307,614,844
Short-Term Investments	30,485,807	—	—	30,485,807
Total Investments in Securities	$ 1,439,587,808	$ 444,621,682	$ —	$ 1,884,209,490
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 10,327	$ —	$ —	$ 10,327
Long Futures Contracts - Unrealized Depreciation	(118,063)	—	—	(118,063)
Total Other Financial Instruments	$ (107,736)	$ —	$ —	$ (107,736)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2021.
The Fund was invested in the following countries/territories at June 30, 2021 (unaudited):
See Notes to Schedule of Investments and Notes to Financial Statements.
110	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Country/Territory	Percentage (based on Fair Value)
United States	77.10%
Japan	3.24%
United Kingdom	2.13%
Canada	1.92%
China	1.80%
France	1.46%
Switzerland	1.39%
Germany	1.30%
Australia	1.04%
Netherlands	0.87%
Taiwan	0.78%
South Korea	0.75%
Ireland	0.53%
Sweden	0.53%
India	0.51%
Hong Kong	0.46%
Supranational	0.41%
Spain	0.40%
Denmark	0.33%
Brazil	0.31%
Italy	0.30%
South Africa	0.21%
Mexico	0.18%
Finland	0.18%
Russian Federation	0.18%
Singapore	0.17%
Saudi Arabia	0.15%
Norway	0.13%
Israel	0.11%
Belgium	0.11%
Thailand	0.09%
Indonesia	0.08%
Luxembourg	0.08%
Peru	0.07%
Bermuda	0.06%
Country/Territory	Percentage (based on Fair Value)
Austria	0.06%
Cayman Islands	0.05%
Poland	0.05%
UAE	0.05%
Chile	0.05%
Malaysia	0.04%
Panama	0.04%
Uruguay	0.04%
Puerto Rico	0.03%
Philippines	0.03%
New Zealand	0.03%
Hungary	0.03%
Colombia	0.03%
Jersey	0.02%
Kuwait	0.02%
Macau	0.01%
Portugal	0.01%
Qatar	0.01%
Czech	0.01%
Cyprus	0.01%
Jordan	0.01%
Isle Of Man	0.01%
Greece	0.00%
Turkey	0.00%
Argentina	0.00%
Romania	0.00%
Guernsey	0.00%
Pakistan	0.00%
Monaco	0.00%
Bahamas	0.00%
Egypt	0.00%
Barbados	0.00%
100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2021 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	16.32%	0.00%	16.32%
Diversified Banks	0.89%	2.10%	2.99%
Interactive Media & Services	1.89%	0.46%	2.35%
Pharmaceuticals	1.15%	1.11%	2.26%
Technology Hardware, Storage & Peripherals	1.75%	0.42%	2.17%
Semiconductors	1.48%	0.63%	2.11%
Systems Software	1.98%	0.04%	2.02%
Internet & Direct Marketing Retail	1.28%	0.69%	1.97%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	111

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Industry	Domestic	Foreign	Total
Application Software	1.51%	0.28%	1.79%
Biotechnology	1.45%	0.20%	1.65%
Data Processing & Outsourced Services	1.27%	0.14%	1.41%
Healthcare Equipment	1.03%	0.36%	1.39%
Automobile Manufacturers	0.53%	0.58%	1.11%
Regional Banks	0.97%	0.04%	1.01%
Integrated Oil & Gas	0.37%	0.52%	0.89%
Packaged Foods & Meats	0.32%	0.50%	0.82%
Industrial Machinery	0.51%	0.31%	0.82%
Electric Utilities	0.49%	0.30%	0.79%
Aerospace & Defense	0.54%	0.15%	0.69%
Semiconductor Equipment	0.33%	0.33%	0.66%
Life Sciences Tools & Services	0.50%	0.15%	0.65%
Integrated Telecommunication Services	0.34%	0.30%	0.64%
Movies & Entertainment	0.56%	0.07%	0.63%
Specialty Chemicals	0.35%	0.27%	0.62%
Life & Health Insurance	0.16%	0.43%	0.59%
IT Consulting & Other Services	0.20%	0.38%	0.58%
Industrial Conglomerates	0.34%	0.24%	0.58%
Apparel, Accessories & Luxury Goods	0.08%	0.50%	0.58%
Asset Management & Custody Banks	0.39%	0.15%	0.54%
Restaurants	0.44%	0.10%	0.54%
Household Products	0.39%	0.12%	0.51%
Oil & Gas Exploration & Production	0.40%	0.09%	0.49%
Multi-Sector Holdings	0.40%	0.08%	0.48%
Managed Healthcare	0.47%	0.01%	0.48%
Electrical Components & Equipment	0.27%	0.21%	0.48%
Financial Exchanges & Data	0.33%	0.15%	0.48%
Specialized REITs	0.47%	0.00%	0.47%
Property & Casualty Insurance	0.26%	0.18%	0.44%
Investment Banking & Brokerage	0.37%	0.06%	0.43%
Soft Drinks	0.38%	0.04%	0.42%
Building Products	0.23%	0.19%	0.42%
Railroads	0.23%	0.18%	0.41%
Personal Products	0.10%	0.29%	0.39%
Home Improvement Retail	0.38%	0.01%	0.39%
Diversified Metals & Mining	0.02%	0.37%	0.39%
Research & Consulting Services	0.19%	0.19%	0.38%
Hypermarkets & Super Centers	0.30%	0.06%	0.36%
Communications Equipment	0.31%	0.06%	0.37%
Healthcare Services	0.32%	0.04%	0.36%
Trading Companies & Distributors	0.17%	0.20%	0.37%
Cable & Satellite	0.33%	0.03%	0.36%
Multi-Utilities	0.23%	0.12%	0.35%
Air Freight & Logistics	0.23%	0.11%	0.34%
Wireless Telecommunication Services	0.08%	0.26%	0.34%
Construction Machinery & Heavy Trucks	0.23%	0.10%	0.33%
Internet Services & Infrastructure	0.17%	0.15%	0.32%
See Notes to Schedule of Investments and Notes to Financial Statements.
112	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Industry	Domestic	Foreign	Total
Tobacco	0.19%	0.12%	0.31%
Multi-Line Insurance	0.07%	0.24%	0.31%
Consumer Finance	0.27%	0.03%	0.30%
Electronic Components	0.11%	0.19%	0.30%
Steel	0.09%	0.20%	0.29%
Apparel Retail	0.20%	0.08%	0.28%
Electronic Equipment & Instruments	0.16%	0.12%	0.28%
Healthcare Supplies	0.17%	0.09%	0.26%
Auto Parts & Equipment	0.12%	0.15%	0.27%
Interactive Home Entertainment	0.12%	0.15%	0.27%
Oil & Gas Refining & Marketing	0.12%	0.14%	0.26%
Construction & Engineering	0.13%	0.13%	0.26%
Commodity Chemicals	0.10%	0.16%	0.26%
Food Retail	0.04%	0.21%	0.25%
Oil & Gas Storage & Transportation	0.11%	0.14%	0.25%
Casinos & Gaming	0.13%	0.12%	0.25%
Hotels, Resorts & Cruise Lines	0.21%	0.03%	0.24%
General Merchandise Stores	0.16%	0.07%	0.23%
Footwear	0.20%	0.03%	0.23%
Industrial REITs	0.17%	0.05%	0.22%
Retail REITs	0.17%	0.05%	0.22%
Healthcare Technology	0.18%	0.03%	0.21%
Home Building	0.17%	0.04%	0.21%
Distillers & Vintners	0.04%	0.17%	0.21%
Gold	0.05%	0.15%	0.20%
Construction Materials	0.05%	0.13%	0.18%
Automotive Retail	0.16%	0.02%	0.18%
Trucking	0.16%	0.01%	0.17%
Residential REITs	0.17%	0.00%	0.17%
Gas Utilities	0.08%	0.09%	0.17%
Thrifts & Mortgage Finance	0.13%	0.04%	0.17%
Insurance Brokers	0.14%	0.02%	0.16%
Consumer Electronics	0.02%	0.14%	0.16%
Environmental & Facilities Services	0.13%	0.03%	0.16%
Healthcare Facilities	0.13%	0.03%	0.16%
Brewers	0.01%	0.14%	0.15%
Human Resource & Employment Services	0.08%	0.07%	0.15%
Office REITs	0.12%	0.03%	0.15%
Diversified REITs	0.09%	0.05%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Leisure Products	0.10%	0.03%	0.13%
Airlines	0.11%	0.03%	0.14%
Oil & Gas Equipment & Services	0.12%	0.01%	0.13%
Agricultural & Farm Machinery	0.10%	0.03%	0.13%
Mortgage REITs	0.12%	0.00%	0.12%
Diversified Real Estate Activities	0.01%	0.12%	0.13%
Specialty Stores	0.10%	0.02%	0.12%
Diversified Capital Markets	0.00%	0.12%	0.12%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	113

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Industry	Domestic	Foreign	Total
Diversified Chemicals	0.02%	0.10%	0.12%
Fertilizers & Agricultural Chemicals	0.06%	0.05%	0.11%
Industrial Gases	0.05%	0.06%	0.11%
Healthcare Distributors	0.09%	0.02%	0.11%
Real Estate Operating Companies	0.01%	0.09%	0.10%
Paper Packaging	0.07%	0.03%	0.10%
Diversified Support Services	0.08%	0.02%	0.10%
Real Estate Development	0.00%	0.09%	0.09%
Electronic Manufacturing Services	0.04%	0.06%	0.10%
Real Estate Services	0.08%	0.02%	0.10%
Reinsurance	0.01%	0.08%	0.09%
Advertising	0.05%	0.04%	0.09%
Marine	0.01%	0.08%	0.09%
Broadcasting	0.09%	0.00%	0.09%
Heavy Electrical Equipment	0.02%	0.07%	0.09%
Hotel & Resort REITs	0.08%	0.00%	0.08%
Education Services	0.06%	0.02%	0.08%
Water Utilities	0.06%	0.02%	0.08%
Copper	0.04%	0.03%	0.07%
Food Distributors	0.07%	0.01%	0.08%
Metal & Glass Containers	0.06%	0.01%	0.07%
Paper Products	0.02%	0.05%	0.07%
Agricultural Products	0.05%	0.01%	0.06%
Household Appliances	0.03%	0.03%	0.06%
Tires & Rubber	0.01%	0.04%	0.05%
Technology Distributors	0.05%	0.01%	0.06%
Alternative Carriers	0.06%	0.00%	0.06%
Other Diversified Financial Services	0.02%	0.04%	0.06%
Renewable Electricity	0.03%	0.03%	0.06%
Home Furnishing Retail	0.04%	0.01%	0.05%
Department Stores	0.03%	0.03%	0.06%
Leisure Facilities	0.03%	0.02%	0.05%
Drug Retail	0.03%	0.02%	0.05%
Independent Power Producers & Energy Traders	0.03%	0.02%	0.05%
Publishing	0.03%	0.01%	0.04%
Computer & Electronics Retail	0.04%	0.01%	0.05%
Aluminum	0.02%	0.02%	0.04%
Distributors	0.04%	0.00%	0.04%
Airport Services	0.01%	0.03%	0.04%
Highways & Railtracks	0.00%	0.04%	0.04%
Security & Alarm Services	0.01%	0.02%	0.03%
Home Furnishings	0.03%	0.00%	0.03%
Office Services & Supplies	0.03%	0.00%	0.03%
Coal & Consumable Fuels	0.01%	0.02%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Commercial Printing	0.02%	0.01%	0.03%
Precious Metals & Minerals	0.00%	0.03%	0.03%
Motorcycle Manufacturers	0.01%	0.02%	0.03%
See Notes to Schedule of Investments and Notes to Financial Statements.
114	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
Industry	Domestic	Foreign	Total
Oil & Gas Drilling	0.02%	0.00%	0.02%
Silver	0.01%	0.00%	0.01%
Forest Products	0.00%	0.01%	0.01%
Specialized Finance	0.00%	0.01%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Textiles	0.00%	0.00%	0.00%
			74.78%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.26%
Corporate Notes	8.12%
Agency Mortgage Backed	4.19%
Sovereign Bonds	0.52%
Municipal Bonds and Notes	0.18%
Non-Agency Collateralized Mortgage Obligations	0.16%
Agency Collateralized Mortgage Obligations	0.14%
Sector	Percentage (based on Fair Value)
Asset Backed	0.03%
23.60%
Short-Term Investments
Short-Term Investments	1.62%
100.00%

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	829,249	$ 90,338,386	$ 67,020,125	$120,438,294	$2,056,927	$(2,175,731)	334,680	$ 36,801,413	$2,074,733
SPDR Bloomberg Barclays International Treasury Bond ETF	1,143,138	35,700,200	1,194,104	36,212,733	558,734	(1,240,305)	—	—	26,409
SPDR Dow Jones REIT ETF	54,355	4,712,578	—	882,292	246,833	698,208	45,527	4,775,327	74,268
SPDR Portfolio Long Term Corporate Bond ETF	546,231	18,080,246	23,254,976	3,221,744	(92,011)	(163,320)	1,191,257	37,858,147	223,645
SPDR Portfolio Long Term Treasury ETF	—	—	56,484,948	1,606,567	5,135	2,467,729	1,388,650	57,351,245	80,192
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,964,250	84,964,250	280,064,027	334,542,470	—	—	30,485,807	30,485,807	5,273
TOTAL		$233,795,660	$428,018,180	$496,904,100	$2,775,618	$ (413,419)		$167,271,939	$2,484,520
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	115

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Class 1
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						7/1/85
Net asset value, beginning of period	$ 16.63	$ 15.91	$ 14.06	$ 19.94	$ 18.08	$ 17.66
Income/(loss) from investment operations:
Net investment income	0.15 (b)	0.27 (b)	0.34 (b)	0.40 (b)	0.36 (b)	0.35
Net realized and unrealized gains/(losses) on investments	1.56	0.75	1.88	(1.69)	2.46	0.77
Total income/(loss) from investment operations	1.71	1.02	2.22	(1.29)	2.82	1.12
Less distributions from:
Net investment income	—	0.30	0.37	0.45	0.41	0.35
Net realized gains	—	—	—	4.14	0.55	0.35
Total distributions	—	0.30	0.37	4.59	0.96	0.70
Net asset value, end of period	$ 18.34	$ 16.63	$ 15.91	$ 14.06	$ 19.94	$ 18.08
Total Return(c)	10.28%	6.44%	15.81%	(6.34)%	15.58%	6.35%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$780,121	$743,820	$764,667	$733,417	$856,665	$797,448
Ratios to average net assets:
Net expenses	0.60% (d)	0.60%	0.61%	0.62%	0.62%	0.60%
Gross expenses	0.60% (d)	0.60%	0.61%	0.62%	0.62%	0.60%
Net investment income	1.68% (d)	1.77%	2.24%	2.01%	1.83%	1.85%
Portfolio turnover rate	86% (e)	92% (e)	81%	97%	15%	45%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the periods ended 6/30/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 86% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
116	Financial Highlights

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Class 3
	6/30/21 (a)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date						5/1/06
Net asset value, beginning of period	$ 16.57	$ 15.86	$ 14.01	$ 19.88	$ 18.03	$ 17.61
Income/(loss) from investment operations:
Net investment income	0.12 (b)	0.23 (b)	0.30 (b)	0.35 (b)	0.31 (b)	0.30
Net realized and unrealized gains/(losses) on investments	1.56	0.74	1.88	(1.69)	2.44	0.77
Total income/(loss) from investment operations	1.68	0.97	2.18	(1.34)	2.75	1.07
Less distributions from:
Net investment income	—	0.26	0.33	0.39	0.35	0.30
Net realized gains	—	—	—	4.14	0.55	0.35
Total distributions	—	0.26	0.33	4.53	0.90	0.65
Net asset value, end of period	$ 18.25	$ 16.57	$ 15.86	$ 14.01	$ 19.88	$ 18.03
Total Return(c)	10.14%	6.14%	15.57%	(6.61)%	15.26%	6.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,085,271	$1,063,931	$1,156,437	$1,165,809	$1,464,061	$1,508,428
Ratios to average net assets:
Net expenses	0.85% (d)	0.85%	0.86%	0.87%	0.87%	0.85%
Gross expenses	0.85% (d)	0.85%	0.86%	0.87%	0.87%	0.85%
Net investment income	1.43% (d)	1.52%	1.99%	1.76%	1.59%	1.60%
Portfolio turnover rate	86% (e)	92% (e)	81%	97%	15%	45%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the periods ended 6/30/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 86% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	117

State Street Total Return V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Assets
Investments in securities, at fair value (cost $1,559,656,898)	$ 1,716,937,551
Investments in affiliated securities, at fair value (cost $131,191,783)	136,786,132
Short-term affiliated investments, at fair value	30,485,807
Cash	2,796
Net cash collateral on deposit with broker for future contracts	555,069
Foreign currency (cost $1,894,454)	1,874,996
Receivable for investments sold	2,288,444
Income receivables	4,766,955
Receivable for fund shares sold	45,110
Income receivable from affiliated investments	817
Total assets	1,893,743,677
Liabilities
Payable for investments purchased	24,911,365
Payable for fund shares redeemed	1,272,721
Payable for accumulated variation margin on futures contracts	105,098
Payable to the Adviser	537,173
Payable for custody, fund accounting and sub-administration fees	85,934
Accrued other expenses	117,514
Distribution and service fees	1,150,939
Accrued foreign capital gains tax	170,439
Total liabilities	28,351,183

Net Assets	$ 1,865,392,494
Net Assets Consist of:
Capital paid in	$ 1,490,633,859
Total distributable earnings (loss)	374,758,635
Net Assets	$ 1,865,392,494

Class 1:
Net Assets	$ 780,121,200
Shares outstanding ($0.01 par value, unlimited shares authorized)	42,540,738
Net asset value, offering and redemption price per share	$ 18.34

Class 3:
Net Assets	$ 1,085,271,294
Shares outstanding ($0.01 par value, unlimited shares authorized)	59,452,019
Net asset value per share	$ 18.25
The accompanying Notes are an integral part of these financial statements.
118	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund
Statement of Operations — For the period ended June 30, 2021 (Unaudited)
Investment Income
Income
Dividend	$ 13,494,585
Interest	5,518,255
Income from affiliated investments	2,484,520
Less: Foreign taxes withheld	(680,608)
Total income	20,816,752
Expenses
Advisory and administration fees	3,191,351
Distribution and service fees
Class 1	756,636
Class 3	2,400,735
Directors' fees	16,396
Custody, fund accounting and sub-administration fees	303,268
Professional fees	42,873
Other expenses	106,463
Total expenses	6,817,722
Net investment income	$ 13,999,030
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 212,706,407(a)
Affiliated investments	2,775,618
Futures	1,169,394
Foreign currency transactions	(99,888)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(51,370,989) (b)
Affiliated investments	(413,419)
Futures	(319,584)
Foreign currency translations	(74,718)
Net realized and unrealized gain (loss) on investments	164,372,821
Net Increase in Net Assets Resulting from Operations	$ 178,371,851
(a)	Includes $(106,162) of net realized gains from foreign capital tax gain.
(b)	Includes change in deferred foreign capital gains tax amounted to $(7,234).
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	119

State Street Total Return V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 13,999,030	$ 27,665,107
Net realized gain (loss) on investments, futures and foreign currency related transactions	216,551,531	2,332,524
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	(52,178,710)	68,395,776
Net increase (decrease) from operations	178,371,851	98,393,407
Distributions to shareholders:
Total distributions
Class 1	—	(13,378,166)
Class 3	—	(16,628,981)
Total distributions	—	(30,007,147)
Increase (decrease) in assets from operations and distributions	178,371,851	68,386,260
Share transactions:
Proceeds from sale of shares
Class 1	303,968	4,111,457
Class 3	6,920,389	18,262,784
Value of distributions reinvested
Class 1	—	13,378,166
Class 3	—	16,628,981
Cost of shares redeemed
Class 1	(38,539,734)	(67,099,035)
Class 3	(89,414,758)	(167,021,825)
Net increase (decrease) from share transactions	(120,730,135)	(181,739,472)
Total increase (decrease) in net assets	57,641,716	(113,353,212)
Net Assets
Beginning of period	1,807,750,778	1,921,103,990
End of period	$ 1,865,392,494	$ 1,807,750,778
Changes in Fund Shares
Class 1
Shares sold	17,011	270,371
Issued for distributions reinvested	—	806,886
Shares redeemed	(2,203,475)	(4,414,312)
Net decrease in fund shares	(2,186,464)	(3,337,055)
Class 3
Shares sold	398,964	1,247,259
Issued for distributions reinvested	—	1,006,597
Shares redeemed	(5,136,439)	(10,989,224)
Net decrease in fund shares	(4,737,475)	(8,735,368)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
120	Statements of Changes in Net Assets

State Street Total Return V.I.S. Fund
Notes to Financial Statements — June 30, 2021 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Notes to Financial Statements	121

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
122	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2021, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used
Notes to Financial Statements	123

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 105,098	$ —	$ 105,098

124	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Realized Gain/Loss
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	1,169,394	$ —	$ 1,169,394

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	(319,584)	$ —	$ (319,584)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.
Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Notes to Financial Statements	125

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2021 were as follows:
U.S. Government Securities
Purchases	Sales
$ 246,949,190	$ 214,013,930
Non-U.S. Government Securities
Purchases	Sales
$ 1,431,951,468	$ 1,500,804,916
7.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 1,732,204,510	$ 173,851,907	$ 21,954,663	$ 151,897,244
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
126	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2021.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
Notes to Financial Statements	127

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
128	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Other Information — June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	129

State Street Total Return V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Total Return V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Directors considered, among other things, the following:
_________________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
130	Other Information

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Other Information, continued — June 30, 2021 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Information	131

State Street Total Return V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
132	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also considered that management was proposing a change to the Fund’s investment strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Other Information	133

State Street Total Return V.I.S. Fund
Other Information, continued — June 30, 2021 (Unaudited)
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
134	Other Information

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Directors
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Jeanne M. La Porta
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
SSITVISTRSAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the State Street Variable Insurance Series Funds, Inc. (the “Company” or “Registrant”).

Item 6. Investments.

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	August 27, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date:	August 27, 2021